UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2008

(Unaudited)

Equity Funds

Allegiant

AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

ALLEGIANT EQUITY FUNDS

SEMI-ANNUAL REPORT

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

OTHER ALLEGIANT FUNDS

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman’s Message	1
Report from Allegiant Asset Management Company	2
Summary of Portfolio Holdings	5
Explanation of Expense Tables	7

	Financial Highlights	Statements of Net Assets
Balanced Allocation Fund	9	21
International Equity Fund	10	29
Large Cap Core Equity Fund	11	32
Large Cap Growth Fund	12	34
Large Cap Value Fund	13	36
Mid Cap Value Fund	14	38
Multi-Factor Mid Cap Growth Fund	15	40
Multi-Factor Small Cap Core Fund	16	42
Multi-Factor Small Cap Focused Value Fund	16	44
Multi-Factor Small Cap Growth Fund	16	46
Multi-Factor Small Cap Value Fund	17	48
S&P 500® Index Fund	18	51
Small Cap Core Fund	19	57
Small Cap Growth Fund	20	59
Statements of Operations		62
Statements of Changes in Net Assets		66
Notes to Financial Statements		71
Trustees Review and Approval of Advisory and Sub-Advisory Agreements		85
Proxy Voting and Quarterly Schedules of Investments		90

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Equity Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at AllegiantFunds.com.

Allegiant Asset Management Company serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with Allegiant Asset Management Company and is not a bank. Allegiant Asset Management Company is a registered trademark of The PNC Financial Services Group, Inc.

© 2009 The PNC Financial Services Group, Inc. All rights reserved.

Allegiant Equity Funds

CHAIRMAN’S MESSAGE

JANUARY 2009

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. We encourage you to read this information carefully in light of these most unusual and challenging times.

During the six months ended November 30, 2008, total assets of the Allegiant Funds decreased from $11.5 to $10.6 billion. Significant declines in equity market values and related shareholder outflows were partially offset by large shareholder inflows into money market funds.

In the coming weeks shareholders will be asked to vote on a proposal to renew the advisory agreements between Allegiant Asset Management Company and Allegiant Funds. This action is occasioned by the recent acquisition of the adviser’s parent company, National City Corporation, by The PNC Financial Services Group, Inc. Your vote is important and, as explained in detail in this report and the proxy statement, the Board of Trustees has unanimously recommended that you approve these agreements.

The Board of Trustees recently elected John Abunassar as Trustee, President and Chief Executive Officer of Allegiant Funds. We are pleased to welcome John, whose industry expertise as current President of Allegiant Asset Management Company will be very beneficial to the Board. He replaces Timothy Swanson, who we wish to thank for his valuable contributions to our Board.

Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and better new year.

Sincerely,

Robert D. Neary Chairman

Allegiant Equity Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

January 2009

Dear Shareholders:

It has been an unprecedented year in the financial markets given the demise of veteran Wall Street firms, a worldwide credit crisis and extraordinary intervention by governmental entities. Equally so, we at Allegiant Asset Management experienced an eventful year as we responded to the changing economic climate with character and confidence.

As the year came to a close, National City Corporation, Allegiant Asset Management Company’s parent company, merged on December 31, 2008, with The PNC Financial Services Group, Inc. This historic event has resulted in the creation of an exceptionally strong and well-positioned financial services leader. As a result of the merger, employees are working diligently to capitalize on the strengths of both organizations to offer a broader range of financial solutions to clients. We have had the opportunity to work closely with PNC Global Investment Servicing Inc. for the past six years. They have served as a valued provider delivering administrative and shareholder support services. After the merger, we are continuing all of our normal service for Allegiant Funds’ shareholders.

We will continue to communicate any changes that could potentially impact shareholders in a timely, direct and transparent manner. As always, we encourage shareholders who have questions about their investments to please contact our Investors’ Services Group at 1-800-622-FUND (3863) or visit the Allegiant Funds’ website at AllegiantFunds.com.

Thank you for your business and your continued confidence in us.

Sincerely,

John Abunassar President, Allegiant Asset Management Company

Allegiant Equity Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

The Economy in Review

The economy began a free-fall during the second half of 2008. High commodity prices and declining housing activity, although problematic, were not the cause. Rather, the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.

The crisis took a turn for the worse in early September with the failure of Lehman Brothers and the default on its more than one-half trillion dollars in outstanding debt and preferred shares. Losses sustained by Lehman investors and counterparties alike sent a shockwave through the system. Money market mutual funds, long regarded as the safest of havens, were not immune as several funds incurred losses. Confidence in these funds was undermined prompting redemptions in excess of $200 billion within weeks.

While this exodus has since been reversed, the commercial paper market took an immediate hit as money market mutual funds cut back on purchases and became sharply more risk-averse. For example, investors shunned all but the shortest maturity issues in the weeks immediately after the Lehman collapse. At the same time credit yield spreads exploded, especially for asset-backed issues. The week before Lehman’s failure, for example, 30-day asset-backed securities provided 0.55% additional yield over comparable non-financial issues. A month later the spread averaged 3.00%.

A related casualty was the banking industry, where counter-party risk aversion intensified and inter-bank lending dried up. A good measure of this risk aversion is the spread between the London Interbank Offer Rate and expectations for the federal funds rate measuring the difference in rates between banks lending to each other and banks borrowing through the Federal Reserve. Historically, this spread averaged 0.05% to 0.10% for a one-month term, though it averaged 0.50% in the year prior to the Lehman default. Immediately thereafter, it skyrocketed to 3.50% and has remained elevated, declining to only 1% at the time of this writing. Clearly, the longheld view that certain institutions were “too big to fail” may be rendered obsolete.

Treasuries have been the only beneficiaries of all of this turmoil due to the sanctuary they provide. Presently, T-bills of 30 days and less boast an unheard of yield of zero as investors flee risk and determine that a return of principal will suffice. Even the 10-year benchmark now boasts a yield comfortably under three percent, down from four percent in the pre-Lehman period.

While Treasury note yields plummeted, corporate bond yields barely budged. In fact, corporate credit spreads – high-grade, intermediate and junk – are all now at record levels. Mortgage spreads trimmed a bit after the Federal Reserve announced plans to buy $500 billion of high quality mortgage-backed securities, but the optimism was short-lived and they, too, are now back at record levels.

Equity values were hardly spared the flight from risk, posting an astonishing 30 percent decline over the September-November period. From its peak in October of 2007, the reduction of equity market wealth now tallies $7 trillion, roughly double the wealth lost due to falling house prices under even the most pessimistic accounting.

“…the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.”

Commentary provided by Allegiant Asset Management Company (the “Adviser”) as of November 30, 2008

Allegiant Equity Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...policy has since taken on a distinctly aggressive disposition along three dimensions –regulatory, monetary and fiscal.”

Commentary provided by Allegiant Asset Management Company as of November 30, 2008

At this point the causality between deteriorating financial conditions and economic contraction is blurry. Suffice it to say that a vicious cycle has taken hold. Auto lease receivables once routinely funded in the commercial paper market, for example, have ground to a halt. Consequently, the September-November period witnessed the worst three-month run of auto sales since 1982. Credit conditions aside, conventional estimates of the “wealth-effect” imply that the $10 trillion decline in household net worth over the past year – unless significantly reversed – could reduce consumer spending by $500 billion in 2009.

The Outlook

Perhaps the best that can be said of all this is that policymakers have changed their posture. As opposed to the reactive, ad hoc maneuvers prevalent up until October, policy has since taken on a distinctly aggressive disposition along three dimensions – regulatory, monetary, and fiscal.

Regulatory policy received its biggest boost from October’s Emergency Economic Stabilization Act. A direct response to the money market crisis, this legislation provides Treasury with broad latitude, and massive funding, to address financial distress. Debate about the exercise of this authority – investing capital instead of buying troubled assets, as originally proposed – is understandable, but its efficacy is beyond question. Money market conditions have improved materially from what they were in September and October.

Monetary policy has also taken it up a notch. Previously, the Federal Reserve adopted a finger-in-the-dam approach targeting liquidity toward particular niches of the financial marketplace. In effect, this approach was aimed at preventing collapse while the markets healed themselves, which never quite happened. Since October, however, the Federal Reserve has embarked on a path of “quantitative easing”; it directly entered the commercial paper market as a lender of last resort and, going forward, has announced large programs to directly buy asset-backed commercial securities to support consumer lending and mortgage-backed securities to buoy housing. Together, these programs will provide as much direct support to credit markets as the original Treasury proposal, while flooding the banking system with money.

Lastly, fiscal policy seems destined for a far more aggressive round of stimulus spending. By all accounts, the stimulus of 2008 was somewhat effective, but enormously inefficient. Preliminary research suggests that only 20-30 percent of the refund checks ultimately served their intended purpose – increasing consumer spending in the near-term. Based on early signals from the incoming Obama administration, however, the stimulus of 2009 is certain to be more comprehensive and may be more effective.

In short, economic policy has adopted a “whatever it takes” approach. And any shortcoming in execution seems likely to be compensated for by the financial equivalent to the Powell Doctrine: that every resource and tool should be used to achieve decisive force against the enemy.

Allegiant Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Equity Funds as of November 30, 2008.

Balanced Allocation Fund
U.S. Common Stocks	40.2%
U.S. Government Agency Mortgage-Backed Obligations	17.3
Exchange Traded Funds	10.3
Corporate Bonds	7.9
Foreign Common Stocks	6.8
Affiliated Money Market Fund	6.3
Asset Backed Securities	5.0
Collateralized Mortgage Obligations	2.0
U.S. Treasury Obligations	1.5
U.S. Government Agency Obligations	1.2
Commercial Mortgage-Backed Securities	1.1
Foreign Equity Certificates	0.2
Preferred Stocks	0.2

100.0%

International Equity Fund
Japan	21.2%
United Kingdom	13.4
Switzerland	10.4
Germany	6.7
Australia	4.0
Ireland	3.6
Finland	3.3
Sweden	2.8
Nineteen other countries	26.7
Affiliated Money Market Fund	7.9

100.0%

Large Cap Core Equity Fund
Energy	16.9%
Information Technology	14.9
Healthcare	13.6
Consumer Staples	13.3
Financials	12.8
Industrials	10.4
Consumer Discretionary	8.1
Telecommunication Services	3.9
Materials	3.1
Utilities	1.8
Affiliated Money Market Fund	1.2

100.0%

Large Cap Growth Fund
Technology	22.2%
Healthcare	15.3
Consumer Discretionary	15.2
Consumer Staples	12.0
Other Energy	9.5
Producer Durables	8.9
Financial Services	6.2
Materials	4.6
Autos and Transportation	3.7
Utilities	2.3
Affiliated Money Market Fund	0.1

100.0%

Large Cap Value Fund
Energy	20.5%
Financials	18.3
Healthcare	11.2
Consumer Staples	11.1
Information Technology	10.0
Consumer Discretionary	6.2
Industrials	5.9
Telecommunication Services	5.9
Materials	5.8
Utilities	4.2
Affiliated Money Market Fund	0.9

100.0%

Mid Cap Value Fund
Financials	24.3%
Utilities	13.9
Materials	11.2
Information Technology	10.6
Consumer Discretionary	9.1
Consumer Staples	9.1
Industrials	7.3
Energy	6.1
Healthcare	4.1
Affiliated Money Market Fund	3.1
Telecommunication Services	1.2

100.0%

Multi-Factor Mid Cap Growth Fund
Consumer Discretionary	19.4%
Industrials	16.7
Information Technology	15.1
Healthcare	14.4
Consumer Staples	7.4
Energy	6.5
Materials	6.3
Financials	6.2
Telecommunication Services	4.1
Utilities	2.3
Affiliated Money Market Fund	1.6

100.0%

Multi-Factor Small Cap Core Fund
Financials	25.8%
Industrials	15.9
Information Technology	15.0
Healthcare	14.1
Consumer Discretionary	8.9
Consumer Staples	6.3
Utilities	4.5
Energy	3.5
Materials	2.7
Telecommunication Services	2.7
Affiliated Money Market Fund	0.6

100.0%

Allegiant Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

Multi-Factor Small Cap Focused Value Fund
Financials	33.6%
Information Technology	14.5
Consumer Staples	11.1
Utilities	10.5
Healthcare	10.3
Industrials	8.8
Consumer Discretionary	6.5
Energy	2.1
Telecommunication Services	1.3
Materials	1.1
Affiliated Money Market Fund	0.2

100.0%

Multi-Factor Small Cap Growth Fund
Healthcare	23.2%
Information Technology	17.1
Industrials	16.0
Consumer Discretionary	13.1
Financials	12.0
Consumer Staples	6.5
Materials	4.3
Telecommunication Services	3.3
Utilities	1.8
Energy	1.7
Affiliated Money Market Fund	1.0

100.0%

Multi-Factor Small Cap Value Fund
Financials	35.9%
Information Technology	15.5
Healthcare	10.5
Industrials	10.3
Utilities	8.2
Consumer Staples	7.4
Consumer Discretionary	5.4
Energy	2.5
Affiliated Money Market Fund	1.8
Materials	1.7
Telecommunication Services	0.8

100.0%

S&P 500® Index Fund
Information Technology	14.8%
Energy	14.1
Healthcare	13.8
Financials	13.2
Consumer Staples	13.0
Industrials	10.5
Consumer Discretionary	7.9
Utilities	4.2
Telecommunication Services	3.7
Materials	3.0
Affiliated Money Market Fund	0.8
Exchange Traded Funds	0.7
Producer Durables	0.3

100.0%

Small Cap Core Fund
Information Technology	21.2%
Financials	19.7
Industrials	19.7
Consumer Discretionary	11.4
Materials	6.8
Healthcare	6.3
Consumer Staples	4.8
Energy	4.8
Affiliated Money Market Fund	2.8
Utilities	2.5

100.0%

Small Cap Growth Fund
Healthcare	23.3%
Information Technology	17.3
Industrials	15.9
Consumer Discretionary	12.9
Financials	12.1
Consumer Staples	6.6
Materials	4.4
Telecommunication Services	3.3
Utilities	1.8
Energy	1.7
Affiliated Money Market Fund	0.7

100.0%

Allegiant Equity Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2008 to November 30, 2008).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/08	Ending Account Value 11/30/08	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Allocation Fund
Actual
Class I	$1,000.00	$716.35	1.00%	$4.30
Class A	1,000.00	716.55	1.25	5.38
Class B	1,000.00	713.02	1.96	8.42
Class C	1,000.00	712.96	1.96	8.42
Hypothetical**
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.80	1.25	6.33
Class B	1,000.00	1,015.19	1.96	9.90
Class C	1,000.00	1,015.19	1.96	9.90

International Equity Fund
Actual
Class I	$1,000.00	$497.77	1.27%	$4.78
Class A	1,000.00	496.63	1.52	5.70
Class B	1,000.00	495.05	2.23	8.36
Class C	1,000.00	495.33	2.23	8.36
Hypothetical**
Class I	1,000.00	1,018.69	1.27	6.44
Class A	1,000.00	1,017.45	1.52	7.69
Class B	1,000.00	1,013.69	2.23	11.26
Class C	1,000.00	1,013.69	2.23	11.26

Large Cap Core Equity Fund
Actual
Class I	$1,000.00	$617.63	0.95%	$3.85
Class A	1,000.00	617.41	1.20	4.87
Class B	1,000.00	615.52	1.91	7.74
Class C	1,000.00	615.52	1.91	7.74
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07
Class B	1,000.00	1,015.44	1.91	9.65
Class C	1,000.00	1,015.44	1.91	9.65

Large Cap Growth Fund
Actual
Class I	$1,000.00	$603.35	0.96%	$3.86
Class A	1,000.00	602.09	1.21	4.86
Class B	1,000.00	600.00	1.92	7.70
Class C	1,000.00	600.12	1.92	7.70
Hypothetical**
Class I	1,000.00	1,020.26	0.96	4.86
Class A	1,000.00	1,019.00	1.21	6.12
Class B	1,000.00	1,015.44	1.92	9.70
Class C	1,000.00	1,015.44	1.92	9.70

Large Cap Value Fund
Actual
Class I	$1,000.00	$643.74	0.95%	$3.91
Class A	1,000.00	642.67	1.20	4.94
Class B	1,000.00	640.36	1.91	7.85
Class C	1,000.00	640.30	1.91	7.85
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07
Class B	1,000.00	1,015.49	1.91	9.65
Class C	1,000.00	1,015.49	1.91	9.65

Mid Cap Value Fund
Actual
Class I	$1,000.00	$590.50	1.06%	$4.23
Class A	1,000.00	589.47	1.31	5.22
Class B	1,000.00	587.92	2.02	8.04
Class C	1,000.00	587.29	2.02	8.04
Hypothetical**
Class I	1,000.00	1,019.75	1.06	5.37
Class A	1,000.00	1,018.50	1.31	6.63
Class B	1,000.00	1,014.79	2.02	10.20
Class C	1,000.00	1,014.79	2.02	10.20

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds

EXPENSE TABLES

	Beginning Account Value 6/1/08	Ending Account Value 11/30/08	Annualized Expense Ratio	Expenses Paid During Period*
Multi-Factor Mid Cap Growth Fund
Actual
Class I	$1,000.00	$581.67	0.98%	$3.89
Class A	1,000.00	581.79	1.23	4.88
Class B	1,000.00	578.87	1.95	7.72
Class C	1,000.00	578.55	1.95	7.72
Hypothetical**
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.90	1.23	6.23
Class B	1,000.00	1,015.29	1.95	9.85
Class C	1,000.00	1,015.29	1.95	9.85

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$655.21	0.95%	$3.94
Class A	1,000.00	653.67	1.20	4.97
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07

Multi-Factor Small Cap Focused Value Fund
Actual
Class I	$1,000.00	$677.82	1.17%	$4.92
Class A	1,000.00	676.76	1.42	5.97
Class C	1,000.00	674.86	2.15	9.03
Hypothetical**
Class I	1,000.00	1,019.20	1.17	5.92
Class A	1,000.00	1,017.95	1.42	7.18
Class C	1,000.00	1,014.29	2.15	10.86

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$624.35	0.95%	$3.87
Class A	1,000.00	623.79	1.20	4.88
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,019.05	1.20	6.07

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$698.79	1.30%	$5.54
Class A	1,000.00	698.36	1.55	6.60
Class B	1,000.00	695.30	2.26	9.60
Class C	1,000.00	695.10	2.26	9.60
Hypothetical**
Class I	1,000.00	1,018.55	1.30	6.58
Class A	1,000.00	1,017.30	1.55	7.84
Class B	1,000.00	1,013.74	2.26	11.41
Class C	1,000.00	1,013.74	2.26	11.41

S&P 500® Index Fund
Actual
Class I	$1,000.00	$647.29	0.40%	$1.65
Class A	1,000.00	646.33	0.65	2.68
Class B	1,000.00	644.34	1.39	5.73
Class C	1,000.00	644.16	1.39	5.73
Hypothetical**
Class I	1,000.00	1,023.06	0.40	2.03
Class A	1,000.00	1,021.81	0.65	3.29
Class B	1,000.00	1,018.10	1.39	7.03
Class C	1,000.00	1,018.10	1.39	7.03

Small Cap Core Fund
Actual
Class I	$1,000.00	$597.74	1.19%	$4.77
Class A	1,000.00	597.01	1.44	5.76
Class B	1,000.00	594.57	2.15	8.59
Class C	1,000.00	594.94	2.15	8.60
Hypothetical**
Class I	1,000.00	1,019.10	1.19	6.02
Class A	1,000.00	1,017.85	1.44	7.28
Class B	1,000.00	1,014.29	2.15	10.86
Class C	1,000.00	1,014.29	2.15	10.86

Small Cap Growth Fund
Actual
Class I	$1,000.00	$619.94	1.34%	$5.44
Class A	1,000.00	619.32	1.59	6.45
Class B	1,000.00	616.42	2.31	9.36
Class C	1,000.00	617.22	2.31	9.37
Hypothetical**
Class I	1,000.00	1,018.35	1.34	6.78
Class A	1,000.00	1,017.10	1.59	8.04
Class B	1,000.00	1,013.49	2.31	11.66
Class C	1,000.00	1,013.49	2.31	11.66

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds FINANCIAL HIGHLIGHTS (Unaudited)	Selected Per Share Data and Ratios For the Six Months Ended November 30, 2008 and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
BALANCED ALLOCATION FUND
CLASS I
2008*	$10.89	$0.11	$(3.18)	$–		$(0.10)	$–	$7.72	(28.37)%	$133,703	1.00%	2.40%	1.00%	2.40%	42%
2008	11.86	0.22	(0.24)	–	**(3)	(0.24)	(0.71)	10.89	(0.28)	200,150	0.98	2.00	0.98	2.00	126
2007	10.63	0.23	1.51	–		(0.21)	(0.30)	11.86	16.68	149,407	0.97	2.06	0.97	2.06	148
2006	9.95	0.17	0.68	–		(0.17)	–	10.63	8.64	122,916	1.04	1.63	1.04	1.63	223
2005	9.35	0.14	0.61	–		(0.15)	–	9.95	8.01	133,954	1.06	1.49	1.06	1.49	201
2004	8.44	0.11	0.89	–		(0.09)	–	9.35	11.93	136,752	0.98	1.15	0.98	1.15	230
CLASS A
2008*	$10.90	$0.10	$(3.17)	$–		$(0.09)	$–	$7.74	(28.35)%	$11,149	1.25%	2.15%	1.25%	2.15%	42%
2008	11.88	0.20	(0.25)	–	**(3)	(0.22)	(0.71)	10.90	(0.61)	17,959	1.23	1.75	1.23	1.75	126
2007	10.64	0.20	1.52	–		(0.18)	(0.30)	11.88	16.47	17,125	1.22	1.81	1.22	1.81	148
2006	9.96	0.14	0.69	–		(0.15)	–	10.64	8.35	14,323	1.29	1.38	1.29	1.38	223
2005	9.36	0.12	0.60	–		(0.12)	–	9.96	7.74	17,859	1.31	1.24	1.31	1.24	201
2004	8.45	0.08	0.90	–		(0.07)	–	9.36	11.67	16,900	1.23	0.90	1.23	0.90	230
CLASS B
2008*	$10.91	$0.07	$(3.19)	$–		$(0.05)	$–	$7.74	(28.70)%	$2,949	1.96%	1.44%	1.96%	1.44%	42%
2008	11.88	0.11	(0.24)	–	**(3)	(0.13)	(0.71)	10.91	(1.26)	5,282	1.96	1.02	1.96	1.02	126
2007	10.64	0.12	1.52	–		(0.10)	(0.30)	11.88	15.64	6,209	1.95	1.08	1.95	1.08	148
2006	9.96	0.07	0.68	–		(0.07)	–	10.64	7.60	5,781	1.99	0.68	1.99	0.68	223
2005	9.36	0.05	0.60	–		(0.05)	–	9.96	6.99	6,458	2.01	0.54	2.01	0.54	201
2004	8.46	0.02	0.89	–		(0.01)	–	9.36	10.80	6,985	1.93	0.20	1.93	0.20	230
CLASS C
2008*	$10.84	$0.07	$(3.17)	$–		$(0.05)	$–	$7.69	(28.70)%	$1,141	1.96%	1.44%	1.96%	1.44%	42%
2008	11.81	0.11	(0.24)	–	**(3)	(0.13)	(0.71)	10.84	(1.25)	2,026	1.96	1.02	1.96	1.02	126
2007	10.59	0.12	1.51	–		(0.11)	(0.30)	11.81	15.60	2,236	1.95	1.08	1.95	1.08	148
2006	9.91	0.07	0.68	–		(0.07)	–	10.59	7.60	1,246	1.99	0.68	1.99	0.68	223
2005	9.33	0.04	0.60	–		(0.06)	–	9.91	6.85	1,685	2.01	0.54	2.01	0.54	201
2004	8.43	0.03	0.88	–		(0.01)	–	9.33	10.83	1,754	1.93	0.20	1.93	0.20	230

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERNATIONAL EQUITY FUND
CLASS I
2008*	$17.94	$0.04	$(9.05)	$—		$—	$—	$8.93	(50.22)%	$195,774	1.27%	0.54%	1.56%	0.25%	17%
2008(3)	18.12	0.27	(0.27)	—	**(2)	(0.18)	—	17.94	0.01	406,546	1.23	1.53	1.38	1.38	43
2007(3)	14.23	0.15	3.77	—		(0.03)	—	18.12	27.61	343,857	1.22	0.95	1.37	0.80	37
2006(3)	11.14	0.15	3.22	—		(0.28)	—	14.23	30.57	264,452	1.34	1.13	1.49	0.98	123
2005	10.18	0.13	0.99	—		(0.16)	—	11.14	10.99	209,121	1.36	1.27	1.46	1.17	225
2004	8.05	0.08	2.21	—		(0.16)	—	10.18	28.50	280,040	1.41	0.74	1.41	0.74	117
CLASS A
2008*	$17.78	$0.02	$(8.97)	$—		$—	$—	$8.83	(50.34)%	$8,455	1.52%	0.29%	1.81%	0.00%	17%
2008(3)	17.93	0.21	(0.24)	—	**(2)	(0.12)	—	17.78	(0.18)	19,319	1.48	1.28	1.63	1.13	43
2007(3)	14.10	0.11	3.72	—		— **	—	17.93	27.17	19,630	1.47	0.70	1.62	0.55	37
2006(3)	11.03	0.11	3.21	—		(0.25)	—	14.10	30.39	14,083	1.59	0.88	1.74	0.73	123
2005	10.09	0.13	0.95	—		(0.14)	—	11.03	10.62	11,333	1.61	1.02	1.71	0.92	225
2004	7.97	0.07	2.17	—		(0.12)	—	10.09	28.19	11,693	1.66	0.49	1.66	0.49	117
CLASS B
2008*	$17.19	$(0.03)	$(8.65)	$—		$—	$—	$8.51	(50.50)%	$424	2.23%	(0.42)%	2.52%	(0.71)%	17%
2008(3)	17.35	0.07	(0.23)	—	**(2)	—	—	17.19	(0.92)	1,268	2.20	0.56	2.35	0.41	43
2007(3)	13.73	— **	3.62	—		—	—	17.35	26.37	1,412	2.19	(0.02)	2.34	(0.17)	37
2006(3)	10.73	0.02	3.12	—		(0.14)	—	13.73	29.43	1,236	2.27	0.20	2.42	0.05	123
2005	9.81	0.04	0.93	—		(0.05)	—	10.73	9.85	1,369	2.30	0.33	2.40	0.23	225
2004	7.77	(0.02)	2.14	—		(0.08)	—	9.81	27.31	1,834	2.36	(0.21)	2.36	(0.21)	117
CLASS C
2008*	$17.14	$(0.03)	$(8.62)	$—		$—	$—	$8.49	(50.47)%	$388	2.23%	(0.42)%	2.52%	(0.71)%	17%
2008(3)	17.30	0.07	(0.23)	—	**(2)	—	—	17.14	(0.93)	988	2.20	0.56	2.35	0.41	43
2007(3)	13.69	0.02	3.59	—		—	—	17.30	26.37	1,164	2.19	(0.02)	2.34	(0.17)	37
2006(3)	10.68	0.01	3.12	—		(0.12)	—	13.69	29.43	1,001	2.27	0.20	2.42	0.05	123
2005	9.78	0.05	0.93	—		(0.08)	—	10.68	10.01	1,277	2.30	0.33	2.40	0.23	225
2004	7.77	—	2.12	—		(0.11)	—	9.78	27.27	1,209	2.36	(0.21)	2.36	(0.21)	117

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)	Redemption fees received during the year had no effect on the net asset value.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP CORE EQUITY FUND
CLASS I
2008*	$11.77	$0.02	$(4.52)	$—		$(0.01)	$—	$7.26	(38.24)%	$119,923	0.95%	0.45%	0.95%	0.45%	48%
2008	13.48	— **	(0.58)	—	**(2)	(0.09)	(1.04)	11.77	(4.72)	201,994	0.92	0.02	0.92	0.02	83
2007	12.39	0.12	1.79	—		(0.06)	(0.76)	13.48	15.91	235,381	0.92	0.97	0.92	0.97	66
2006	11.54	0.05	1.09	—		(0.04)	(0.25)	12.39	9.98	227,171	0.97	0.43	0.97	0.43	65
2005	10.91	0.08	0.79	—		(0.08)	(0.16)	11.54	7.95	211,478	0.98	0.66	0.98	0.66	69
2004	9.58	0.09	1.33	—		(0.09)	—	10.91	14.72	209,690	0.94	0.81	0.94	0.81	124
CLASS A
2008*	$11.60	$0.01	$(4.45)	$—		$— **	$—	$7.16	(38.26)%	$2,697	1.20%	0.20%	1.20%	0.20%	48%
2008	13.33	(0.03)	(0.59)	—	**(2)	(0.07)	(1.04)	11.60	(5.05)	5,361	1.17	(0.23)	1.17	(0.23)	83
2007	12.26	0.09	1.77	—		(0.03)	(0.76)	13.33	15.62	5,918	1.17	0.72	1.17	0.72	66
2006	11.41	0.02	1.10	—		(0.02)	(0.25)	12.26	9.81	5,863	1.22	0.18	1.22	0.18	65
2005	10.81	0.05	0.77	—		(0.06)	(0.16)	11.41	7.53	7,881	1.23	0.41	1.23	0.41	69
2004	9.49	0.06	1.33	—		(0.07)	—	10.81	14.62	8,648	1.19	0.56	1.19	0.56	124
CLASS B
2008*	$10.95	$(0.02)	$(4.19)	$—		$—	$—	$6.74	(38.45)%	$939	1.91%	(0.51)%	1.91%	(0.51)%	48%
2008	12.70	(0.12)	(0.54)	—	**(2)	(0.05)	(1.04)	10.95	(5.68)	1,823	1.89	(0.95)	1.89	(0.95)	83
2007	11.77	— **	1.69	—		—	(0.76)	12.70	14.78	2,860	1.89	0.00	1.89	0.00	66
2006	11.03	(0.06)	1.05	—		—	(0.25)	11.77	9.01	3,152	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.76	—		(0.03)	(0.16)	11.03	6.90	3,545	1.92	(0.27)	1.92	(0.27)	69
2004	9.22	(0.02)	1.29	—		—	—	10.49	13.70	3,527	1.89	(0.14)	1.89	(0.14)	124
CLASS C
2008*	$10.95	$(0.02)	$(4.19)	$—		$—	$—	$6.74	(38.45)%	$192	1.91%	(0.51)%	1.91%	(0.51)%	48%
2008	12.70	(0.11)	(0.56)	—	**(2)	(0.04)	(1.04)	10.95	(5.69)	315	1.89	(0.95)	1.89	(0.95)	83
2007	11.77	— **	1.69	—		—	(0.76)	12.70	14.78	431	1.89	0.00	1.89	0.00	66
2006	11.02	(0.06)	1.06	—		—	(0.25)	11.77	9.11	408	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.75	—		(0.03)	(0.16)	11.02	6.82	731	1.92	(0.27)	1.92	(0.27)	69
2004	9.23	(0.02)	1.29	—		(0.01)	—	10.49	13.63	676	1.89	(0.14)	1.89	(0.14)	124

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP GROWTH FUND
CLASS I
2008*	$18.53	$0.02	$(7.37)	$—		$—	$—	$11.18	(39.67)%		$231,869	0.96%	0.29%	0.96%	0.29%	50%
2008	20.80	(0.04)	(0.38)	0.01	(2)	—	(1.86)	18.53	(2.60	)(3)	444,181	0.92	(0.22)	0.92	(0.22)	92
2007	19.77	0.10	3.00	—		(0.16)	(1.91)	20.80	16.51		430,249	0.93	0.44	0.93	0.44	79
2006	19.06	—	1.54	—		(0.19)	(0.64)	19.77	8.02		453,493	0.97	(0.01)	0.97	(0.01)	76
2005	18.71	0.08	0.51	—		—	(0.24)	19.06	3.22		482,538	0.98	0.38	0.98	0.38	78
2004	17.13	0.02	1.63	—		(0.07)	—	18.71	9.64		581,512	0.93	0.09	0.93	0.09	144
CLASS A
2008*	$18.17	$— **	$(7.23)	$—		$—	$—	$10.94	(39.76)%		$12,954	1.21%	0.04%	1.21%	0.04%	50%
2008	20.47	(0.12)	(0.33)	0.01	(2)	—	(1.86)	18.17	(2.79	)(3)	24,234	1.17	(0.47)	1.17	(0.47)	92
2007	19.48	0.05	2.96	—		(0.11)	(1.91)	20.47	16.26		121,321	1.18	0.19	1.18	0.19	79
2006	18.78	(0.05)	1.51	—		(0.12)	(0.64)	19.48	7.74		118,848	1.22	(0.26)	1.22	(0.26)	76
2005	18.49	0.03	0.50	—		—	(0.24)	18.78	2.93		129,193	1.23	0.13	1.23	0.13	78
2004	16.95	(0.03)	1.61	—		(0.04)	—	18.49	9.34		142,015	1.18	(0.16)	1.18	(0.16)	144
CLASS B
2008*	$16.95	$(0.05)	$(6.73)	$—		$—	$—	$10.17	(40.00)%		$2,644	1.92%	(0.67)%	1.92%	(0.67)%	50%
2008	19.36	(0.22)	(0.34)	0.01	(2)	—	(1.86)	16.95	(3.55	)(3)	5,189	1.89	(1.19)	1.89	(1.19)	92
2007	18.55	(0.10)	2.82	—		—	(1.91)	19.36	15.43		6,849	1.90	(0.53)	1.90	(0.53)	79
2006	17.92	(0.18)	1.45	—		—	(0.64)	18.55	7.03		8,399	1.90	(0.94)	1.90	(0.94)	76
2005	17.78	(0.10)	0.48	—		—	(0.24)	17.92	2.20		9,265	1.92	(0.56)	1.92	(0.56)	78
2004	16.38	(0.15)	1.57	—		(0.02)	—	17.78	8.66		9,673	1.88	(0.86)	1.88	(0.86)	144
CLASS C
2008*	$16.98	$(0.05)	$(6.74)	$—		$—	$—	$10.19	(39.95)%		$253	1.92%	(0.67)%	1.92%	(0.67)%	50%
2008	19.38	(0.22)	(0.33)	0.01	(2)	—	(1.86)	16.98	(3.49	)(3)	500	1.89	(1.19)	1.89	(1.19)	92
2007	18.58	(0.10)	2.81	—		—	(1.91)	19.38	15.35		707	1.90	(0.53)	1.90	(0.53)	79
2006	17.94	(0.18)	1.46	—		—	(0.64)	18.58	7.08		826	1.90	(0.94)	1.90	(0.94)	76
2005	17.80	(0.10)	0.48	—		—	(0.24)	17.94	2.20		1,239	1.92	(0.56)	1.92	(0.56)	78
2004	16.40	(0.15)	1.57	—		(0.02)	—	17.80	8.70		1,146	1.88	(0.86)	1.88	(0.86)	144

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

During the period ended May 31, 2008, 0.05%, 0.05%, 0.05% and 0.05% of the Large Cap Growth Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment by an affiliate as referenced in Note 11. Excluding this item, the total returns would have been (2.65)%, (2.84)%, (3.60)% and (3.59)%, respectively, for Class I, Class A, Class B and Class C.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP VALUE FUND
CLASS I
2008*	$16.76	$0.15	$(6.10)	$—		$(0.12)	$—	$10.69	(35.63)%	$316,280	0.95%	2.10%	0.95%	2.10%	40%
2008	20.99	0.28	(2.33)	—	**(2)	(0.32)	(1.86)	16.76	(10.26)	611,529	0.91	1.52	0.91	1.52	104
2007	18.87	0.29	4.24	—		(0.27)	(2.14)	20.99	25.29	718,669	0.92	1.42	0.92	1.42	71
2006	17.58	0.25	2.62	—		(0.23)	(1.35)	18.87	16.78	582,162	0.97	1.30	0.97	1.30	46
2005	16.44	0.26	1.81	—		(0.25)	(0.68)	17.58	12.74	548,937	0.98	1.47	0.98	1.47	37
2004	14.07	0.21	2.38	—		(0.22)	—	16.44	18.52	526,031	0.94	1.38	0.94	1.38	47
CLASS A
2008*	$16.68	$0.13	$(6.07)	$—		$(0.09)	$—	$10.65	(35.73)%	$29,229	1.20%	1.85%	1.20%	1.85%	40%
2008	20.91	0.23	(2.32)	—	**(2)	(0.28)	(1.86)	16.68	(10.48)	52,495	1.16	1.27	1.16	1.27	104
2007	18.81	0.23	4.23	—		(0.22)	(2.14)	20.91	24.95	65,300	1.17	1.17	1.17	1.17	71
2006	17.53	0.20	2.61	—		(0.18)	(1.35)	18.81	16.48	54,448	1.22	1.05	1.22	1.05	46
2005	16.39	0.21	1.82	—		(0.21)	(0.68)	17.53	12.50	48,306	1.23	1.22	1.23	1.22	37
2004	14.03	0.18	2.37	—		(0.19)	—	16.39	18.24	41,023	1.19	1.13	1.19	1.13	47
CLASS B
2008*	$16.52	$0.08	$(6.01)	$—		$(0.04)	$—	$10.55	(35.96)%	$3,415	1.91%	1.14%	1.91%	1.14%	40%
2008	20.77	0.10	(2.32)	—	**(2)	(0.17)	(1.86)	16.52	(11.17)	6,767	1.88	0.55	1.88	0.55	104
2007	18.70	0.09	4.20	—		(0.08)	(2.14)	20.77	24.05	9,638	1.89	0.45	1.89	0.45	71
2006	17.43	0.07	2.60	—		(0.05)	(1.35)	18.70	15.71	8,782	1.90	0.37	1.90	0.37	46
2005	16.30	0.09	1.81	—		(0.09)	(0.68)	17.43	11.73	9,783	1.92	0.53	1.92	0.53	37
2004	13.97	0.06	2.38	—		(0.11)	—	16.30	17.47	10,499	1.89	0.43	1.89	0.43	47
CLASS C
2008*	$16.43	$0.08	$(5.98)	$—		$(0.04)	$—	$10.49	(35.97)%	$241	1.91%	1.14%	1.91%	1.14%	40%
2008	20.66	0.09	(2.29)	—	**(2)	(0.17)	(1.86)	16.43	(11.13)	440	1.88	0.55	1.88	0.55	104
2007	18.62	0.09	4.18	—		(0.09)	(2.14)	20.66	24.04	808	1.89	0.45	1.89	0.45	71
2006	17.36	0.07	2.59	—		(0.05)	(1.35)	18.62	15.70	588	1.90	0.37	1.90	0.37	46
2005	16.24	0.09	1.80	—		(0.09)	(0.68)	17.36	11.72	776	1.92	0.53	1.92	0.53	37
2004	13.94	0.02	2.40	—		(0.12)	—	16.24	17.36	697	1.89	0.43	1.89	0.43	47

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MID CAP VALUE FUND
CLASS I
2008*	$13.48	$0.07	$(5.59)	$—		$—	$—	$7.96	(40.95)%	$94,738	1.06%	1.24%	1.26%	1.04%	40%
2008	16.61	0.12	(2.28)	—	**(2)	(0.26)	(0.71)	13.48	(13.21)	216,224	1.01	0.83	1.26	0.58	58
2007	13.73	0.28	3.41	—		(0.05)	(0.76)	16.61	27.76	190,806	0.93	1.86	1.18	1.61	45
2006	12.47	0.09	2.55	—		(0.11)	(1.27)	13.73	22.04	93,896	1.01	0.62	1.26	0.37	44
2005	12.54	0.10	2.12	—		(0.04)	(2.25)	12.47	18.13	45,863	1.02	0.75	1.27	0.50	75
2004	10.11	0.04	2.69	—		(0.07)	(0.23)	12.54	27.24	52,453	1.07	0.36	1.20	0.23	87
CLASS A
2008*	$13.30	$0.05	$(5.51)	$—		$—	$—	$7.84	(41.05)%	$41,929	1.31%	0.99%	1.51%	0.79%	40%
2008	16.38	0.09	(2.26)	—	**(2)	(0.20)	(0.71)	13.30	(13.42)	94,590	1.26	0.58	1.51	0.33	58
2007	13.57	0.31	3.30	—		(0.04)	(0.76)	16.38	27.48	194,866	1.18	1.61	1.43	1.36	45
2006	12.35	0.04	2.53	—		(0.08)	(1.27)	13.57	21.66	10,777	1.26	0.37	1.51	0.12	44
2005	12.44	0.07	2.10	—		(0.01)	(2.25)	12.35	17.86	6,042	1.27	0.50	1.52	0.25	75
2004	10.05	—	2.68	—		(0.06)	(0.23)	12.44	26.85	5,313	1.32	0.11	1.45	(0.02)	87
CLASS B
2008*	$13.08	$0.01	$(5.40)	$—		$—	$—	$7.69	(41.21)%	$1,848	2.02%	0.28%	2.22%	0.08%	40%
2008	16.04	(0.02)	(2.21)	—	**(2)	(0.02)	(0.71)	13.08	(14.07)	3,995	1.97	(0.13)	2.22	(0.38)	58
2007	13.36	0.11	3.33	—		—	(0.76)	16.04	26.57	5,507	1.90	0.89	2.15	0.64	45
2006	12.18	(0.04)	2.49	—		—	(1.27)	13.36	20.87	4,636	1.94	(0.31)	2.19	(0.56)	44
2005	12.37	(0.02)	2.08	—		—	(2.25)	12.18	16.98	4,058	1.96	(0.19)	2.21	(0.44)	75
2004(3)	10.14	(0.08)	2.56	—		(0.02)	(0.23)	12.37	24.64	3,472	2.05	(0.62)	2.18	(0.75)	87
CLASS C
2008*	$13.06	$0.01	$(5.40)	$—		$—	$—	$7.67	(41.23)%	$4,174	2.02%	0.28%	2.22%	0.08%	40%
2008	16.13	(0.02)	(2.22)	—	**(2)	(0.12)	(0.71)	13.06	(14.04)	7,699	1.97	(0.13)	2.22	(0.38)	58
2007	13.43	0.15	3.31	—		—	(0.76)	16.13	26.58	5,620	1.90	0.89	2.15	0.64	45
2006	12.23	(0.04)	2.51	—		—	(1.27)	13.43	20.95	1,745	1.94	(0.31)	2.19	(0.56)	44
2005	12.42	(0.02)	2.08	—		—	(2.25)	12.23	16.91	951	1.96	(0.19)	2.21	(0.44)	75
2004(3)	10.14	(0.08)	2.60	—		(0.01)	(0.23)	12.42	24.96	858	2.05	(0.62)	2.18	(0.75)	87

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)	Mid Cap Value Fund Class B and Class C commenced operations on June 2, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR MID CAP GROWTH FUND
CLASS I
2008*	$8.51	$0.01	$(3.57)	$—		$—	$—	$4.95	(41.83)%	$13,247	0.98%	0.35%	1.53%	(0.20)%	48%
2008	9.41	0.03	(0.88)	—	**(2)	(0.05)	—	8.51	(9.03)	24,182	0.87	0.38	1.42	(0.17)	132
2007	7.73	0.08	1.65	—		(0.05)	—	9.41	22.45	16,758	0.90	1.06	1.45	0.51	159
2006	6.92	—	0.81	—		—	—	7.73	11.71	15,544	0.90	(0.04)	1.46	(0.60)	102
2005	6.59	(0.04)	0.37	—		—	—	6.92	5.01	13,248	1.07	(0.62)	1.40	(0.95)	219
2004	5.70	(0.04)	0.93	—		—	—	6.59	15.63	67,969	1.13	(0.69)	1.26	(0.82)	228
CLASS A
2008*	$8.13	$— **	$(3.40)	$—		$—	$—	$4.73	(41.82)%	$7,232	1.23%	0.10%	1.78%	(0.45)%	48%
2008	8.98	0.01	(0.84)	—	**(2)	(0.02)	—	8.13	(9.28)	13,732	1.12	0.13	1.67	(0.42)	132
2007	7.38	0.06	1.57	—		(0.03)	—	8.98	22.11	17,483	1.15	0.81	1.70	0.26	159
2006	6.63	(0.02)	0.77	—		—	—	7.38	11.31	16,778	1.15	(0.29)	1.71	(0.85)	102
2005	6.32	(0.05)	0.36	—		—	—	6.63	4.91	17,836	1.32	(0.87)	1.65	(1.20)	219
2004	5.48	(0.06)	0.90	—		—	—	6.32	15.33	19,092	1.38	(0.94)	1.51	(1.07)	228
CLASS B
2008*	$6.53	$(0.02)	$(2.73)	$—		$—	$—	$3.78	(42.11)%	$387	1.95%	(0.62)%	2.50%	(1.17)%	48%
2008	7.25	(0.04)	(0.68)	—	**(2)	—	—	6.53	(9.93)	781	1.85	(0.60)	2.40	(1.15)	132
2007	5.98	0.01	1.26	—		—	—	7.25	21.24	1,065	1.88	0.08	2.43	(0.47)	159
2006	5.41	(0.06)	0.63	—		—	—	5.98	10.54	1,231	1.83	(0.97)	2.39	(1.53)	102
2005	5.19	(0.08)	0.30	—		—	—	5.41	4.24	2,011	2.01	(1.56)	2.32	(1.89)	219
2004	4.53	(0.08)	0.74	—		—	—	5.19	14.57	3,429	2.08	(1.64)	2.21	(1.77)	228
CLASS C
2008*	$6.62	$(0.02)	$(2.77)	$—		$—	$—	$3.83	(42.15)%	$48	1.95%	(0.62)%	2.50%	(1.17)%	48%
2008	7.35	(0.04)	(0.69)	—	**(2)	—	—	6.62	(9.93)	100	1.85	(0.60)	2.40	(1.15)	132
2007	6.06	0.01	1.28	—		—	—	7.35	21.29	107	1.88	0.08	2.43	(0.47)	159
2006	5.48	(0.06)	0.64	—		—	—	6.06	10.58	137	1.83	(0.97)	2.39	(1.53)	102
2005	5.27	(0.08)	0.29	—		—	—	5.48	3.99	307	2.01	(1.56)	2.32	(1.89)	219
2004	4.59	(0.08)	0.76	—		—	—	5.27	14.82	366	2.08	(1.64)	2.21	(1.77)	228

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP CORE FUND
CLASS I
2008*	$11.05	$0.03	$(3.84)	$—		$—		$—	$7.24	(34.48)%	$27,956	0.95%	0.62%	1.26%	0.31%	71%
2008	12.34	0.03	(1.24)	—	**(2)	(0.08	)(7)	—	11.05	(9.87)	49,073	0.95	0.25	1.24	(0.04)	107
2007	11.16	0.11	1.18	—		(0.05)		(0.06)	12.34	11.62	47,649	0.95	0.73	1.21	0.47	189
2006(3)	10.00	0.03	1.13	—		—		—	11.16	11.60	6,599	0.99	0.43	1.55	(0.13)	64
CLASS A
2008*	$11.03	$0.02	$(3.84)	$—		$—		$—	$7.21	(34.63)%	$264	1.20%	0.37%	1.51%	0.06%	71%
2008	12.31	0.01	(1.25)	—	**(2)	(0.04	)(7)	—	11.03	(10.09)	454	1.20	—	1.49	(0.29)	107
2007	11.15	0.05	1.21	—		(0.04)		(0.06)	12.31	11.35	648	1.20	0.48	1.46	0.22	189
2006(3)	10.00	—	1.15	—		—		—	11.15	11.50	116	1.24	0.18	1.80	(0.38)	64
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
CLASS I
2008*	$8.97	$0.04	$(2.93)	$—		$—		$—	$6.08	(32.22)%	$3,761	1.17%	1.13%	1.89%	0.41%	45%
2008	11.80	— **	(2.56)	—		—		(0.27)	8.97	(21.74)	5,548	1.17	(0.04)	2.26	(1.13)	115
2007	11.15	0.01	1.39	—		(0.03)		(0.72)	11.80	13.18	7,064	1.17	0.09	1.36	(0.10)	78
2006(3)	10.00	0.01	1.14	—		—		—	11.15	11.50	6,095	1.06	0.20	1.63	(0.37)	81
CLASS A
2008*	$8.91	$0.04	$(2.92)	$—		$—		$—	$6.03	(32.32)%	$92	1.42%	0.88%	2.14%	0.16%	45%
2008	11.75	(0.03)	(2.54)	—		—		(0.27)	8.91	(21.92)	215	1.42	(0.29)	2.51	(1.38)	115
2007	11.12	(0.02)	1.39	—		(0.02)		(0.72)	11.75	12.90	280	1.42	(0.16)	1.61	(0.35)	78
2006(3)	10.00	—	1.12	—		—		—	11.12	11.20	76	1.31	(0.05)	1.88	(0.62)	81
CLASS C(5)
2008*	$8.95	$— **	$(2.91)	$—		$—		$—	$6.04	(32.51)%	$8	2.15%	0.15%	2.87%	(0.57)%	45%
2008	11.89	(0.10)	(2.57)	—		—		(0.27)	8.95	(22.51)	64	2.16	(1.03)	3.25	(2.12)	115
2007	11.21	(0.11)	1.55	—		(0.04)		(0.72)	11.89	13.42	154	2.15	(0.89)	2.34	(1.08)	78
MULTI-FACTOR SMALL CAP GROWTH FUND
CLASS I
2008*	$11.42	$— **	$(4.29)	$—		$—		$—	$7.13	(37.57)%	$4,104	0.95%	0.00%	1.69%	(0.74)%	73%
2008	11.78	(0.03)	(0.12)	—		—		(0.21)	11.42	(1.38)	6,491	0.95	(0.27)	1.67	(0.99)	137
2007	10.57	(0.04)	1.25	—		—		—	11.78	11.45	6,312	0.95	(0.34)	1.58	(0.97)	160
2006(3)	10.00	(0.03)	0.60	—		—		—	10.57	5.70	5,518	0.97	(0.45)	1.64	(1.12)	77
CLASS A
2008*	$11.35	$(0.01)	$(4.26)	$—		$—		$—	$7.08	(37.62)%	$38	1.20%	(0.25)%	1.94%	(0.99)%	73%
2008	11.74	(0.06)	(0.12)	—		—		(0.21)	11.35	(1.65)	60	1.20	(0.52)	1.92	(1.24)	137
2007	10.56	(0.06)	1.24	—		—		—	11.74	11.17	35	1.20	(0.59)	1.83	(1.22)	160
2006(3)	10.00	(0.05)	0.61	—		—		—	10.56	5.60	21	1.22	(0.70)	1.89	(1.37)	77

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund and Multi-Factor Small Cap Growth Fund commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

(4)	Redemption fees received during the year had no effect on the net asset value.

(5)	During the period ended May 31, 2006, there was no shareholder activity in the Class; therefore, no information is presented.

(6)

During the period ended May 31, 2008, 0.05%, 0.05%, 0.06% and 0.06% of the Multi-Factor Small Cap Value Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment by an affiliate as referenced in Note 11. Excluding this item, the total returns would have been (19.58)%, (19.82)%, (20.38)% and (20.39)%, respectively, for Class I, Class A, Class B and Class C.

(7)	Includes a tax return of capital of $(0.0434) and $(0.0434) for Class I and Class A, respectively, for the Multi-Factor Small Cap Core Fund.

(8)	Includes a tax return of capital of $(0.0010) for Class I for the Multi-Factor Small Cap Value Fund.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS I
2008*	$13.18	$0.04	$(4.01)	$—		$—		$—	$9.21	(30.12)%		$76,164	1.30%	0.71%	1.30%	0.71%	38%
2008(4)	19.66	(0.01)	(3.73)	0.01	(2)	—	** (8)	(2.75)	13.18	(19.53	)(6)	137,557	1.20	(0.09)	1.20	(0.09)	102
2007(4)	20.94	0.01	1.75	—		(0.01)		(3.03)	19.66	9.33		414,786	1.17	0.05	1.17	0.05	74
2006(4)	20.74	0.01	2.86	—		(0.04)		(2.63)	20.94	14.88		631,241	1.20	0.01	1.20	0.01	94
2005	22.18	(0.02)	2.83	—		—		(4.25)	20.74	11.61		767,302	1.22	(0.08)	1.22	(0.08)	103
2004	17.61	0.02	5.13	—		(0.06)		(0.52)	22.18	29.35		831,470	1.18	0.07	1.18	0.07	116
CLASS A
2008*	$12.20	$0.03	$(3.71)	$—		$—		$—	$8.52	(30.16)%		$19,351	1.55%	0.46%	1.55%	0.46%	38%
2008(4)	18.49	(0.05)	(3.50)	0.01	(2)	—		(2.75)	12.20	(19.77	)(6)	32,620	1.45	(0.34)	1.45	(0.34)	102
2007(4)	19.90	(0.04)	1.66	—		—		(3.03)	18.49	9.08		172,928	1.42	(0.20)	1.42	(0.20)	74
2006(4)	19.84	(0.05)	2.74	—		—		(2.63)	19.90	14.62		198,542	1.45	(0.24)	1.45	(0.24)	94
2005	21.42	(0.07)	2.74	—		—		(4.25)	19.84	11.34		233,391	1.47	(0.33)	1.47	(0.33)	103
2004	17.04	(0.04)	4.96	—		(0.02)		(0.52)	21.42	28.96		202,755	1.43	(0.19)	1.43	(0.19)	116
CLASS B
2008*	$11.06	$(0.01)	$(3.36)	$—		$—		$—	$7.69	(30.41)%		$4,255	2.26%	(0.25)%	2.26%	(0.25)%	38%
2008(4)	17.18	(0.14)	(3.24)	0.01	(2)	—		(2.75)	11.06	(20.32	)(6)	7,425	2.17	(1.06)	2.17	(1.06)	102
2007(4)	18.82	(0.16)	1.55	—		—		(3.03)	17.18	8.33		13,282	2.14	(0.92)	2.14	(0.92)	74
2006(4)	19.02	(0.18)	2.61	—		—		(2.63)	18.82	13.84		16,417	2.13	(0.92)	2.13	(0.92)	94
2005	20.82	(0.21)	2.66	—		—		(4.25)	19.02	10.56		17,972	2.16	(1.02)	2.16	(1.02)	103
2004	16.67	(0.18)	4.85	—		—		(0.52)	20.82	28.10		15,844	2.13	(0.90)	2.13	(0.90)	116
CLASS C
2008*	$11.02	$(0.01)	$(3.35)	$—		$—		$—	$7.66	(30.49)%		$2,348	2.26%	(0.25)%	2.26%	(0.25)%	38%
2008(4)	17.13	(0.15)	(3.22)	0.01	(2)	—		(2.75)	11.02	(20.33	)(6)	4,151	2.17	(1.06)	2.17	(1.06)	102
2007(4)	18.78	(0.16)	1.54	—		—		(3.03)	17.13	8.29		12,547	2.14	(0.92)	2.14	(0.92)	74
2006(4)	18.99	(0.18)	2.60	—		—		(2.63)	18.78	13.81		19,237	2.13	(0.92)	2.13	(0.92)	94
2005	20.79	(0.21)	2.66	—		—		(4.25)	18.99	10.58		26,923	2.16	(1.02)	2.16	(1.02)	103
2004	16.65	(0.18)	4.84	—		—		(0.52)	20.79	28.15		20,622	2.13	(0.90)	2.13	(0.90)	116

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
S&P 500® INDEX FUND
CLASS I
2008*	$11.25	$0.10	$(4.05)	$—		$(0.09)	$—	$7.21	(35.27)%	$84,409	0.40%	2.07%	0.51%	1.96%	8%
2008	13.10	0.19	(1.06)	—	**(2)	(0.20)	(0.78)	11.25	(6.98)	138,373	0.37	1.64	0.52	1.49	29
2007	10.90	0.20	2.23	—		(0.20)	(0.03)	13.10	22.53	160,014	0.35	1.66	0.50	1.51	26
2006	10.26	0.17	0.66	—		(0.19)	—	10.90	8.16	171,999	0.35	1.56	0.50	1.41	30
2005	9.67	0.17	0.59	—		(0.17)	—	10.26	7.95	339,817	0.36	1.73	0.51	1.58	30
2004	8.30	0.12	1.36	—		(0.11)	—	9.67	17.98	387,699	0.34	1.32	0.49	1.17	1
CLASS A
2008*	$11.22	$0.09	$(4.04)	$—		$(0.08)	$—	$7.19	(35.37)%	$15,896	0.65%	1.82%	0.76%	1.71%	8%
2008	13.06	0.16	(1.05)	—	**(2)	(0.17)	(0.78)	11.22	(7.15)	26,299	0.62	1.39	0.77	1.24	29
2007	10.88	0.17	2.21	—		(0.17)	(0.03)	13.06	22.09	32,716	0.60	1.41	0.75	1.26	26
2006	10.23	0.14	0.68	—		(0.17)	—	10.88	8.03	25,281	0.60	1.31	0.75	1.16	30
2005	9.64	0.14	0.60	—		(0.15)	—	10.23	7.72	22,176	0.61	1.48	0.76	1.33	30
2004	8.29	0.10	1.34	—		(0.09)	—	9.64	17.47	16,111	0.59	1.07	0.74	0.92	1
CLASS B
2008*	$11.13	$0.05	$(4.00)	$—		$(0.04)	$—	$7.14	(35.57)%	$1,597	1.39%	1.08%	1.50%	0.97%	8%
2008	12.96	0.07	(1.04)	—	**(2)	(0.08)	(0.78)	11.13	(7.83)	3,062	1.36	0.65	1.51	0.50	29
2007	10.79	0.08	2.20	—		(0.08)	(0.03)	12.96	21.26	4,057	1.35	0.66	1.50	0.51	26
2006	10.16	0.06	0.66	—		(0.09)	—	10.79	7.08	4,260	1.35	0.56	1.50	0.41	30
2005	9.57	0.07	0.60	—		(0.08)	—	10.16	7.00	4,182	1.36	0.73	1.51	0.58	30
2004	8.24	0.03	1.33	—		(0.03)	—	9.57	16.57	3,120	1.34	0.32	1.49	0.17	1
CLASS C
2008*	$11.15	$0.05	$(4.01)	$—		$(0.04)	$—	$7.15	(35.58)%	$1,079	1.39%	1.08%	1.50%	0.97%	8%
2008	12.99	0.07	(1.05)	—	**(2)	(0.08)	(0.78)	11.15	(7.88)	1,726	1.36	0.65	1.51	0.50	29
2007	10.82	0.08	2.21	—		(0.09)	(0.03)	12.99	21.22	1,895	1.35	0.66	1.50	0.51	26
2006	10.17	0.06	0.68	—		(0.09)	—	10.82	7.23	1,595	1.35	0.56	1.50	0.41	30
2005	9.59	0.07	0.59	—		(0.08)	—	10.17	6.87	2,195	1.36	0.73	1.51	0.58	30
2004	8.25	0.03	1.35	—		(0.04)	—	9.59	16.70	1,698	1.34	0.32	1.49	0.17	1

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)	Redemption fees received during the year had no effect on the net asset value.

(4)	Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP CORE FUND
CLASS I
2008*	$11.51	$(0.01)	$(4.62)	$—		$—	$—	$6.88	(40.23)%	$135,866	1.19%	(0.22)%	1.19%	(0.22)%	50%
2008(3)	13.74	0.01	(1.41)	—	**(2)	(0.02)	(0.81)	11.51	(10.35)	240,414	1.16	0.08	1.16	0.08	44
2007(3)	12.43	— **	1.87	—		—	(0.56)	13.74	15.65	225,592	1.16	0.04	1.16	0.04	45
2006	11.03	(0.05)	1.45	—		—	—	12.43	12.69	220,144	1.21	(0.46)	1.21	(0.46)	78
2005	9.50	(0.06)	1.59	—		—	—	11.03	16.11	151,633	1.23	(0.61)	1.23	(0.61)	54
2004(4)	10.00	(0.01)	(0.49)	—		—	—	9.50	(5.00)	28,986	1.31	(0.67)	1.31	(0.67)	4
CLASS A
2008*	$11.39	$(0.02)	$(4.57)	$—		$—	$—	$6.80	(40.30)%	$1,336	1.44%	(0.47)%	1.44%	(0.47)%	50%
2008(3)	13.62	(0.02)	(1.40)	—	**(2)	—	(0.81)	11.39	(10.57)	2,521	1.41	(0.17)	1.41	(0.17)	44
2007(3)	12.35	(0.03)	1.86	—		—	(0.56)	13.62	15.42	3,139	1.41	(0.21)	1.41	(0.21)	45
2006	10.99	(0.08)	1.44	—		—	—	12.35	12.38	3,514	1.46	(0.71)	1.46	(0.71)	78
2005	9.50	(0.09)	1.58	—		—	—	10.99	15.68	2,533	1.48	(0.86)	1.48	(0.86)	54
2004(4)	10.00	(0.01)	(0.49)	—		—	—	9.50	(5.00)	241	1.56	(0.92)	1.56	(0.92)	4
CLASS B
2008*	$11.05	$(0.05)	$(4.43)	$—		$—	$—	$6.57	(40.54)%	$198	2.15%	(1.18)%	2.15%	(1.18)%	50%
2008(3)	13.33	(0.11)	(1.36)	—	**(2)	—	(0.81)	11.05	(11.19)	414	2.13	(0.89)	2.13	(0.89)	44
2007(3)	12.18	(0.11)	1.82	—		—	(0.56)	13.33	14.63	538	2.13	(0.93)	2.13	(0.93)	45
2006	10.91	(0.16)	1.43	—		—	—	12.18	11.64	454	2.14	(1.39)	2.14	(1.39)	78
2005	9.49	(0.16)	1.58	—		—	—	10.91	14.96	257	2.17	(1.55)	2.17	(1.55)	54
2004(4)	10.00	(0.02)	(0.49)	—		—	—	9.49	(5.10)	24	2.26	(1.62)	2.26	(1.62)	4
CLASS C
2008*	$11.06	$(0.05)	$(4.43)	$—		$—	$—	$6.58	(40.51)%	$495	2.15%	(1.18)%	2.15%	(1.18)%	50%
2008(3)	13.34	(0.11)	(1.36)	—	**(2)	—	(0.81)	11.06	(11.18)	867	2.13%	(0.89)	2.13	(0.89)	44
2007(3)	12.20	(0.11)	1.81	—		—	(0.56)	13.34	14.52	1,013	2.13	(0.93)	2.13	(0.93)	45
2006	10.92	(0.16)	1.44	—		—	—	12.20	11.72	948	2.14	(1.39)	2.14	(1.39)	78
2005	9.50	(0.16)	1.58	—		—	—	10.92	14.95	700	2.17	(1.55)	2.17	(1.55)	54
2004(4)	10.00	(0.02)	(0.48)	—		—	—	9.50	(5.00)	300	2.26	(1.62)	2.26	(1.62)	4

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP GROWTH FUND
CLASS I
2008*	$10.63	$(0.02)	$(4.02)	$—		$—	$—	$6.59	(38.01)%		$12,467	1.34%	(0.41)%	1.79%	(0.86)%	71%
2008(3)	10.79	(0.06)	(0.11)	0.01	(2)	—	—	10.63	(1.48	)(4)	19,905	1.25	(0.58)	1.70	(1.03)	138
2007	9.68	(0.06)	1.17	—		—	—	10.79	11.47		17,427	1.19	(0.63)	1.64	(1.08)	155
2006(3)	8.63	(0.05)	1.10	—		—	—	9.68	12.17		20,682	1.23	(0.55)	1.68	(1.00)	111
2005	9.09	(0.07)	(0.39)	—		—	—	8.63	(5.06)		28,035	1.32	(0.82)	1.43	(0.93)	280
2004	7.70	(0.09)	1.48	—		—	—	9.09	18.05		134,244	1.23	(1.02)	1.23	(1.02)	340
CLASS A
2008*	$10.35	$(0.03)	$(3.91)	$—		$—	$—	$6.41	(38.07)%		$7,809	1.59%	(0.66)%	2.04%	(1.11)%	71%
2008(3)	10.52	(0.08)	(0.10)	0.01	(2)	—	—	10.35	(1.62	)(4)	13,424	1.50	(0.83)	1.95	(1.28)	138
2007	9.47	(0.08)	1.13	—		—	—	10.52	11.09		15,918	1.44	(0.88)	1.89	(1.33)	155
2006(3)	8.47	(0.09)	1.09	—		—	—	9.47	11.81		17,306	1.48	(0.80)	1.93	(1.25)	111
2005	8.94	(0.07)	(0.40)	—		—	—	8.47	(5.26)		18,412	1.57	(1.07)	1.68	(1.18)	280
2004	7.59	(0.11)	1.46	—		—	—	8.94	17.79		22,493	1.48	(1.27)	1.48	(1.27)	340
CLASS B
2008*	$9.62	$(0.06)	$(3.63)	$—		$—	$—	$5.93	(38.36)%		$460	2.31%	(1.38)%	2.76%	(1.83)%	71%
2008(3)	9.85	(0.15)	(0.09)	0.01	(2)	—	—	9.62	(2.34	)(4)	923	2.23	(1.56)	2.68	(2.01)	138
2007	8.93	(0.14)	1.06	—		—	—	9.85	10.30		1,251	2.17	(1.61)	2.62	(2.06)	155
2006(3)	8.04	(0.12)	1.01	—		—	—	8.93	11.07		1,605	2.16	(1.48)	2.61	(1.93)	111
2005	8.54	(0.13)	(0.37)	—		—	—	8.04	(5.86)		2,630	2.26	(1.76)	2.37	(1.87)	280
2004	7.30	(0.17)	1.41	—		—	—	8.54	16.99		5,186	2.18	(1.97)	2.18	(1.97)	340
CLASS C
2008*	$9.64	$(0.06)	$(3.63)	$—		$—	$—	$5.95	(38.28)%		$70	2.31%	(1.38)%	2.76%	(1.83)%	71%
2008(3)	9.87	(0.15)	(0.09)	0.01	(2)	—	—	9.64	(2.33	)(4)	138	2.23	(1.56)	2.68	(2.01)	138
2007	8.95	(0.15)	1.07	—		—	—	9.87	10.28		142	2.17	(1.61)	2.62	(2.06)	155
2006(3)	8.06	(0.09)	0.98	—		—	—	8.95	11.04		135	2.16	(1.48)	2.61	(1.93)	111
2005	8.56	(0.13)	(0.37)	—		—	—	8.06	(5.84)		653	2.26	(1.76)	2.37	(1.87)	280
2004	7.32	(0.17)	1.41	—		—	—	8.56	16.94		719	2.18	(1.97)	2.18	(1.97)	340

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)	Redemption fees received during the year had no effect on the net asset value.

(4)

During the period ended May 31, 2008, 0.09%, 0.10%, 0.10% and 0.10% of the Small Cap Growth Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment by an affiliate as referenced in Note 11. Excluding this item, the total returns would have been (1.57)%, (1.72)%, (2.44)% and (2.43)%, respectively, for Class I, Class A, Class B and Class C.

See Notes to Financial Statements.

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 40.4%
Consumer Discretionary — 2.8%
Aaron Rents	3,000	$79
Aeropostale*	1,450	22
Brown Shoe	5,330	30
Buffalo Wild Wings*#	1,100	25
Cablevision Systems	37,654	552
Carter’s*	3,950	75
Dick’s Sporting Goods*	37,400	472
DXP Enterprises*	2,200	29
Foot Locker	4,900	33
Gap	26,305	342
G-III Apparel Group#	3,600	29
Gildan Activewear*#	2,370	40
McDonald’s	6,200	364
NetFlix*#	4,900	113
NIKE, Cl B	12,920	688
Penn National Gaming*	2,230	47
Snap-On Tools	680	25
Sonic*	4,420	37
Strayer Education	890	213
Time Warner	85,152	771
Tractor Supply*	660	25
WMS Industries*	1,400	34
Wolverine World Wide	3,400	66

		4,111

Consumer Staples — 5.5%
Avon Products	18,100	382
Bunge#	13,760	584
Casey’s General Stores	2,300	68
Chattem*#	2,410	175
Colgate-Palmolive	13,860	902
Corn Products International	1,750	48
Costco Wholesale	14,000	721
Dean Foods*	48,831	711
Diamond Foods	2,700	82
Flowers Foods	2,700	72
General Mills	8,300	524
Kraft Foods	27,739	755
Lorillard	10,226	618
Nash-Finch#	2,100	94
PepsiCo	13,300	754
Sara Lee	63,064	579
Wal-Mart Stores	20,862	1,166

		8,235

Energy — 5.3%
Alon USA Energy#	4,830	47
Anadarko Petroleum	8,673	356
Apache	6,426	497
ATP Oil & Gas*#	3,190	21
Atwood Oceanics*	1,960	35
Cal Dive International	14,100	86
Chevron	20,434	1,615
ConocoPhillips	13,097	688
Devon Energy	8,100	586
Diamond Offshore Drilling	6,300	465
Encore Acquisition*	2,070	55
Encore Energy Partners LP	1,800	26
EOG Resources	3,825	325
ExxonMobil	15,670	1,256
ION Geophysical*	5,880	18
Lufkin Industries	800	39
Oil States International*	2,170	47
Petroleo Brasileiro SA, ADR	12,380	259
Schlumberger	8,700	441
Tidewater	12,200	482
TransOcean*	8,145	545

		7,889

Financials — 5.5%
Affiliated Managers Group*#	1,930	54
Allstate	7,210	183
Amerisafe*	2,200	36
Arthur J Gallagher	2,700	67
Bancfirst	1,100	48
BancorpSouth#	1,170	26
Bank of America	30,570	497
Beneficial Mutual Bancorp*	6,700	79
CapitalSource REIT#	8,780	46
Cash America International	2,400	65
Chubb	2,954	152
Citigroup	38,514	319
Citizens#	6,400	60
City Holding	1,900	67
CME Group	1,900	403
Community Bank System	3,400	78
ESSA Bancorp	2,700	36
EZCORP, Cl A*	3,700	61
FirstService*	9,810	128
Flushing Financial	5,500	75
FPIC Insurance Group*	600	28
Glacier Bancorp#	5,650	100
Goldman Sachs Group	3,545	280
International Bancshares	2,000	47
Invesco	46,181	580
JPMorgan Chase	35,440	1,122
Knight Capital Group, Cl A	6,200	103
Lazard, Cl A	4,370	137
Loews	23,000	630
LTC Properties REIT	2,800	55
Marsh & McLennan	26,181	668
Mid-America Apartment Communities REIT#	700	26
Montpelier Re Holdings	6,000	83
NASDAQ OMX Group	16,470	354
Nationwide Health Properties REIT#	2,700	61
Navigators Group*	1,200	65
Pinnacle Financial Partners*#	3,680	101
Portfolio Recovery Associates*#	3,940	133
Prosperity Bancshares	2,720	90
Sierra Bancorp#	660	13
SVB Financial Group*#	1,500	60
Travelers	9,770	426
UMB Financial	1,700	81
Urstadt Biddle Properties, Cl A REIT	3,800	60
Valley National Bancorp#	2,750	53
Wells Fargo	11,440	330

		8,166

Healthcare — 5.4%
Abbott Laboratories	11,710	613
Amedisys*#	1,500	58
AmSurg*	3,500	70
Baxter International	10,400	550
Bio-Rad Laboratories, Cl A*	800	59
Bio-Reference Labs*	4,510	100

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Bristol-Myers Squibb	30,136	$624
Cardiac Science	6,400	42
Computer Programs & Systems	1,800	50
Cubist Pharmaceuticals*	960	24
DENTSPLY International	16,700	435
Emergent Biosolutions*	4,000	90
Genentech	7,700	590
Genzyme*	7,760	497
Icon, ADR*	5,550	118
Johnson & Johnson	13,700	803
Masimo*	1,100	30
Merck	27,710	740
Merit Medical Systems	2,000	29
NuVasive*#	3,210	111
Owens & Minor	1,000	41
PAREXEL International*	3,500	29
Pfizer	78,643	1,292
Pharmaceutical Product Development	2,340	62
PharMerica*	1,600	27
Techne*	1,200	74
Thermo Fisher Scientific*	14,200	507
United Therapeutics*	400	22
Universal Health Services, Cl B	1,200	45
Wyeth	9,245	333

		8,065

Industrials — 3.7%
AAR*	4,750	80
Aceto	6,400	57
AeroVironment	2,700	87
American Reprographics*	3,940	31
Applied Signal Technology	1,200	19
BE Aerospace*	4,000	33
Covanta Holding*	20,200	403
Curtiss-Wright	740	25
Danaher	11,050	615
Esterline Technologies*	3,870	143
Expeditors International Washington	15,500	518
Exponent	1,900	58
First Solar*	3,150	393
Gardner Denver*	2,400	59
GATX	1,900	54
General Electric	42,894	737
Graco#	3,140	67
Houston Wire & Cable#	7,350	57
Huron Consulting Group*	2,140	112
ICF International*	7,660	150
IDEX	5,270	121
Michael Baker	2,200	72
Navigant Consulting*	3,500	66
NCI Building Systems*	2,000	30
Orbital Sciences*	3,700	64
Regal-Beloit	1,530	51
Shaw Group (The)*	1,630	30
Stanley*	2,400	77
Textainer Group Holdings	3,700	38
United Parcel Service, Cl B	10,001	576
United Stationers*	730	23
United Technologies	12,000	582
Watson Wyatt Worldwide, Cl A	1,800	73
Werner Enterprises#	2,600	45

		5,546

Information Technology — 7.1%
Adobe Systems*	22,100	512
ANSYS*	4,740	137
Apple*	6,480	600
ASML Holding NV	25,770	395
Ciber*#	8,200	35
Cisco Systems*	38,290	633
Citrix Systems*	34,919	931
Comtech Telecommunications*	5,100	242
Digital River*	4,850	102
FactSet Research Systems#	2,980	119
FLIR Systems*	4,740	147
Foundry Networks	5,800	90
Google, Cl A*	2,175	637
Integral Systems*	2,900	70
Intel	41,000	566
Interwoven*	7,400	96
j2 Global Communications*	8,550	167
Lexmark International, Cl A*	23,076	604
McAfee*	19,460	590
Microchip Technology#	23,950	443
Microsoft	40,048	810
NetEase.com, ADR*	4,400	81
Oracle*	32,300	520
OSI Systems*	3,220	45
Paychex	20,800	588
Perot Systems, Cl A*	6,450	80
QUALCOMM	22,305	749
Shanda Interactive Entertainment, ADR*#	2,300	49
Skyworks Solutions*#	7,300	39
Synaptics*#	2,100	46
Trimble Navigation*	4,900	100
TTM Technologies*	5,700	29
Tyler Technologies*	5,900	75
Yahoo!*	22,745	262

		10,589

Materials — 1.8%
AptarGroup#	3,340	112
Balchem	6,870	179
Barrick Gold	13,215	389
E.I. DuPont de Nemours	5,701	143
Lubrizol	700	24
Methanex	5,610	60
Northgate Minerals*#	57,380	41
Owens-Illinois*	21,019	425
Praxair	10,570	624
Universal Stainless & Alloy*	3,120	38
Weyerhaeuser	15,638	588

		2,623

Other Energy — 0.3%
Equitable Resources	14,000	467

Producer Durables — 0.2%
Lockheed Martin	4,600	355

Telecommunication Services — 1.6%
American Tower, Cl A*	13,150	358
AT&T	25,957	742

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Fairpoint Communications (A)	1	$—
NII Holdings*	16,850	328
NTELOS Holdings	1,900	42
Partner Communications, ADR#	3,800	59
Syniverse Holdings*	3,900	38
Verizon Communications	26,010	849

		2,416

Utilities — 1.2%
AES*	38,000	292
Avista	4,000	71
Calpine*	34,425	308
Exelon	8,247	464
FPL Group	7,230	352
Laclede Group	1,500	79
South Jersey Industries	1,200	47
UGI	6,360	149

		1,762

Total Common Stocks (Cost $71,748)		60,224

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.0%
Fannie Mae	13,500	15
Freddie Mac	6,900	5

		20

Financials — 0.1%
Merrill Lynch#	3,000	54

Total Preferred Stocks (Cost $ 450)		74

FOREIGN COMMON STOCKS — 6.9%
Consumer Discretionary — 1.1%
Compass Group PLC (United Kingdom)	37,470	177
Fielmann AG (Germany)	1,545	87
Jupiter Telecommunications (Japan)	100	77
Li & Fung (Hong Kong)#	26,124	48
Li Ning (Hong Kong)#	38,152	55
LVMH Moet Hennessy Louis Vuitton SA (France)#	1,310	74
Modern Times Group AB, Cl B (Sweden)	2,350	41
New Oriental Education & Technology Group, ADR (China)*#	12,800	661
Nitori (Japan)	3,026	215
Nokian Renkaat Oyj (Finland)	3,016	35
Raffles Education (Singapore)#	282,531	83
Yamada Denki (Japan)	1,765	92

		1,645

Consumer Staples — 1.1%
China Yurun Food Group (China)#	79,364	89
Companhia de Bebidas das Americas, ADR
(Brazil)#	9,000	391
Diageo PLC, ADR (United Kingdom)#	1,400	79
Hengan International Group (Hong Kong)	21,483	64
Imperial Tobacco Group PLC (United Kingdom)	5,050	126
Nestle SA (Switzerland)	7,560	274
Oriflame Cosmetics SA, ADR (Sweden)#	2,510	68
Reckitt Benckiser Group PLC (United Kingdom)	4,413	188
Tesco PLC (United Kingdom)	22,774	104
Wilmar International (Singapore)#	86,152	160
Woolworths (Australia)	5,922	105

		1,648

Energy — 0.6%
BG Group PLC (United Kingdom)	15,583	222
BP PLC, ADR (United Kingdom)	10,087	491
China Oilfield Services (China)	58,440	34
Fugro NV (Netherlands)	2,080	66
WorleyParsons (Australia)	3,712	33

		846

Financials — 0.4%
China Overseas Land & Investment (Hong
Kong)#	46,584	61
ICAP PLC (United Kingdom)	11,110	50
IG Group Holdings PLC (United Kingdom)	17,410	60
IRF European Finance Investments (Greece) (B)	31,579	60
Kerry Properties (Hong Kong)	9,995	22
Man Group PLC (United Kingdom)	1	—
Mitsubishi UFJ Financial Group, ADR (Japan)	21,214	116
National Bank of Greece SA (Greece)	3,694	71
Standard Chartered PLC (United Kingdom)	6,500	85
Sumitomo Realty & Development (Japan)	3,845	57

		582

Healthcare — 1.3%
Actelion (Switzerland)*#	3,135	141
Cochlear (Australia)	5,000	182
CSL (Australia)	5,670	130
Grifols SA (Spain)	6,210	107
Novartis AG, ADR (Switzerland)	5,209	245
Qiagen NV (Netherlands)#	5,000	81
Roche Holdings AG (Switzerland)	3,055	428
Synthes (Switzerland)	1,510	175
Terumo (Japan)	2,630	122
Teva Pharmaceutical Industries, ADR (Israel)#	7,170	309

		1,920

Industrials — 0.7%
ABB, ADR (Switzerland)	30,285	391
Bauer AG (Germany)	1,670	43
Capita Group PLC (United Kingdom)	10,330	111
China High Speed Transmission Equipment Group (China)#	69,300	55
Fanuc (Japan)	774	48
Kurita Water Industries (Japan)	3,699	88
Mitsubishi (Japan)	5,353	67
Rational AG (Germany)	760	72
Vestas Wind Systems A/S (Denmark)*	2,245	102
Zhongde Waste Technology AG (Germany)	1,535	22

		999

Information Technology — 1.0%
Amdocs (Guernsey)*	26,270	494
Autonomy PLC (United Kingdom)*	8,830	127
Kakaku.com (Japan)#	14	49
Nice Systems, ADR (Israel)*	3,600	80
Nintendo (Japan)	696	216
SAP AG, ADR (Germany)#	4,000	136
Temenos Group AG (Switzerland)*#	14,670	185

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Tencent Holdings (China)#	21,583	$119
Wirecard AG (Germany)*	12,808	72

		1,478

Materials — 0.4%
BHP Billiton, ADR (Australia)#	3,222	129
Companhia Vale do Rio Doce, ADR (Brazil)#	6,264	75
K+S AG (Germany)	770	34
Kuraray (Japan)	10,072	82
Syngenta AG, ADR (Switzerland)	6,741	243
Yara International ASA (Norway)	3,100	52
Zijin Mining Group, Cl H (Hong Kong)	198,419	72

		687

Telecommunication Services — 0.1%
MTN Group (South Africa)	4,026	42
Vodafone Group PLC, ADR (United Kingdom)	4,886	96

		138

Utilities — 0.2%
Red Electrica de Espana (Spain)	3,650	162
Scottish & Southern Energy PLC (United Kingdom)	6,472	110

		272

Total Foreign Common Stocks (Cost $13,724)		10,215

EXCHANGE TRADED FUNDS — 10.4%
iShares MSCI EAFE Value Index Fund	260,100	9,835
iShares MSCI Emerging Markets Index Fund#	73,796	1,694
S&P Depository Receipt, Trust Series 1	25,726	2,314
Vanguard Emerging Markets	70,650	1,627

Total Exchange Traded Funds (Cost $24,016)		15,470

FOREIGN EQUITY CERTIFICATES — 0.2%
Industrials — 0.0%
Everest Kanto Cylinder (India), Issued by JPMorgan/Bear Stearns, Expires 12/16/10 (C)	14,400	40
Everest Kanto Cylinder (Luxembourg), Issued by JPMorgan Chase International, Expires 12/16/10 (C)	1,110	3

		43

Information Technology — 0.1%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (C)	1,231	56
Educomp Solutions (India), Issued by JPMorgan/ Bear Stearns, Expires 08/31/17 (C)	650	30

		86

Telecommunication Services — 0.1%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (C)	5,818	77
Bharti Airtel (India), Issued by JPMorgan/Bear Stearns, Expires 12/15/16 (C)	3,700	50

		127

Total Foreign Equity Certificates (Cost $370)		256

FOREIGN RIGHTS — 0.0%
Financials — 0.0%
Standard Chartered PLC (United Kingdom)	2,143	13

(Cost $0)

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 17.6%
Federal National Mortgage Association
7.000%, 06/01/31	$11	11
7.000%, 01/01/33	56	59
7.000%, 10/01/33	10	10
6.500%, 12/01/37 (TBA)	1,400	1,439
6.500%, 01/01/38	955	983
6.000%, 09/01/32	38	39
6.000%, 09/01/36	1,270	1,300
6.000%, 12/01/37 (TBA)	500	511
6.000%, 02/01/37	826	845
6.000%, 07/01/37	868	888
6.000%, 09/01/37	773	791
6.000%, 02/01/38	1,794	1,836
5.500%, 02/01/32	164	167
5.500%, 07/01/33	18	18
5.500%, 12/01/33	266	271
5.500%, 05/01/35	183	186
5.500%, 12/01/35	62	63
5.500%, 12/01/36	4,195	4,270
5.500%, 03/01/37	975	992
5.500%, 04/01/37	1,801	1,832
5.500%, 07/01/37	114	115
5.453%, 01/01/36 (D)	714	722
5.000%, 06/01/20	472	478
5.000%, 07/01/20	133	135
5.000%, 02/01/21	903	914
5.000%, 09/01/33	45	45
5.000%, 10/01/33	93	94
5.000%, 11/01/33	507	512
5.000%, 08/01/35	42	42
5.000%, 10/01/35	505	509
5.000%, 11/01/35	446	449
5.000%, 12/01/35	414	417
5.000%, 12/01/37	980	987
4.500%, 08/01/20	1,081	1,088
4.500%, 10/01/20	491	492
4.500%, 03/01/21	897	903
4.500%, 01/01/23	938	939
4.500%, 09/01/35	508	501

		25,853

Government National Mortgage Association — 0.2%
Government National Mortgage Association
6.500%, 09/15/28	13	14
6.500%, 07/15/32	26	27
6.500%, 10/15/33	15	15
6.000%, 08/15/32	17	18

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE - BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
6.000%, 02/15/33	$80	$82
6.000%, 11/15/33	31	32
6.000%, 06/15/35	98	100

		288

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $25,606)		26,141

CORPORATE BONDS — 8.0%
Cable — 0.4%
Comcast
5.300%, 01/15/14	115	101
Comcast Cable Communications LLC
7.125%, 06/15/13	135	128
Thomson Reuters
5.700%, 10/01/14	185	168
Time Warner Cable
8.250%, 02/14/14	50	50
5.850%, 05/01/17	175	147

		594

Consumer Staples — 0.1%
Dr. Pepper Snapple Group
6.820%, 05/01/18 (C)	90	85
PepsiCo
7.900%, 11/01/18	110	123

		208

Energy — 0.7%
Energy Transfer Partners LP
5.950%, 02/01/15	200	170
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	190	142
Nexen
5.875%, 03/10/35	225	156
NGPL Pipe
7.768%, 12/15/37 (C)	125	99
Petro-Canada
6.050%, 05/15/18	195	153
Suncor Energy
6.100%, 06/01/18	170	144
XTO Energy
5.750%, 12/15/13	165	155

		1,019

Financials — 3.1%
American Express
8.150%, 03/19/38	300	279
Bank of America
7.800%, 09/15/16	75	74
8.000%, 12/29/49 (D)	375	261
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	124
Citigroup
5.500%, 04/11/13	450	410
Citigroup Capital XXI
8.300%, 12/21/49 (D)	125	75
General Electric Capital (MTN)
5.875%, 01/14/38	1,300	1,068
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (C)	100	67
Goldman Sachs Group
5.250%, 10/15/13	100	85
6.125%, 02/15/33	75	55
International Lease Finance (MTN)
5.625%, 09/15/10	245	187
JPMorgan Chase
6.000%, 01/15/18	310	300
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	177
KeyCorp (MTN)
6.500%, 05/14/13	80	73
Lloyds TSB Group PLC
6.267%, 11/14/16 (C) (D)	300	117
Merrill Lynch
5.450%, 02/05/13	75	69
Merrill Lynch (MTN)
6.875%, 04/25/18	295	278
Morgan Stanley
5.032%, 01/15/10 (D)	175	163
5.300%, 03/01/13	215	184
MUFG Capital Finance 1
6.346%, 07/25/16 (D)	100	73
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	65	53
Regions Financing Trust II
6.625%, 05/01/47 (D)	145	64
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (D)	200	97
Wachovia Capital Trust III
5.800%, 03/15/42 (D)	465	200
Wells Fargo Capital XV
9.750%, 12/29/49 (D)	115	109

		4,642

Food, Beverage & Tobacco — 0.1%
Kraft Foods
6.125%, 08/23/18	150	138

Healthcare — 0.3%
GlaxoSmithKline Capital
5.650%, 05/15/18	175	169
UnitedHealth Group
4.875%, 02/15/13	150	137
WellPoint
5.000%, 12/15/14	150	127

		433

Industrials — 0.3%
Centex
6.500%, 05/01/16	130	76
CRH America
8.125%, 07/15/18	160	121
D.R. Horton
6.875%, 05/01/13	115	90
Koninklijke Philips Electronics NV
6.875%, 03/11/38	170	144

		431

Insurance — 0.2%
AIG
8.175%, 05/15/49 (C) (D)	150	50

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
American General Finance (MTN)
3.875%, 10/01/09	$275	$190
AXA SA
6.379%, 12/14/49 (C) (D)	100	50

		290

Real Estate Investment Trusts — 0.3%
AMB Property LP (MTN)
6.300%, 06/01/13	150	111
iStar Financial
5.950%, 10/15/13	120	44
Realty Income
6.750%, 08/15/19	170	114
Simon Property Group LP
5.300%, 05/30/13	180	133

		402

Retail — 0.4%
Autozone
6.500%, 01/15/14	145	126
CVS Caremark
5.750%, 06/01/17	140	122
Home Depot
5.875%, 12/16/36	210	136
Wal-Mart Stores
5.250%, 09/01/35	315	265

		649

Technology — 0.5%
International Business Machines
7.625%, 10/15/18	460	495
KLA-Tencor
6.900%, 05/01/18	100	79
Oracle
5.750%, 04/15/18	135	127

		701

Telecommunications — 0.7%
AT&T
5.625%, 06/15/16	75	67
6.400%, 05/15/38	150	123
British Telecommunications PLC
8.625%, 12/15/10	140	140
GTE
6.940%, 04/15/28	345	282
Telecom Italia Capital SA
6.999%, 06/04/18	200	150
Telefonica Emisiones SAU
6.221%, 07/03/17	125	110
Verizon Communications
8.500%, 11/15/18 (C)	200	202

		1,074

Transportation — 0.2%
Burlington Northern Santa Fe
6.750%, 07/15/11	165	166
ERAC USA Finance
6.375%, 10/15/17 (C)	130	91

		257

Utilities — 0.7%
Appalachian Power
4.950%, 02/01/15	165	146
Baltimore Gas & Electric
6.125%, 07/01/13	205	191
Bruce Mansfield Unit
6.850%, 06/01/34	100	78
Dominion Resources
7.000%, 06/15/38	150	124
Midamerican Energy
6.750%, 12/30/31	140	128
Nisource Finance
6.400%, 03/15/18	175	128
Potomac Electric Power
6.500%, 11/15/37	150	134
Public Service of Colorado
6.500%, 08/01/38	41	40
Southwestern Public Service
6.000%, 10/01/36	120	91

		1,060

Total Corporate Bonds (Cost $14,337)		11,898

ASSET BACKED SECURITIES — 5.0%
Automotive — 1.4%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	995	947
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	500	468
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	420	399
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	340	334

		2,148

Credit Cards — 2.5%
Chase Issuance Trust,
Series 2005-A3, Cl A
1.442%, 10/17/11## (D)	970	959
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	785	749
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	870	864
MBNA Credit Card Master Note Trust,
Series 2005-A3, Cl A3
4.100%, 10/15/12	385	367
MBNA Credit Card Master Note Trust,
Series 2006-A4, Cl A4
1.412%, 09/15/11## (D)	800	785

		3,724

Mortgage Related — 0.3%
Chase Funding Mortgage Loan,
Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	445

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — 0.8%
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	$600	$609
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	565	582

		1,191

Total Asset Backed Securities (Cost $7,826)		7,508

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
2.720%, 03/02/09## (D)	200	200

Federal Home Loan Mortgage Corporation — 0.0%
Federal Home Loan Mortgage Corporation (DN)
0.150%, 12/08/08## (E)	25	25

Federal National Mortgage Association — 1.1%
Federal National Mortgage Association
4.750%, 12/15/10#	1,560	1,631

Total U.S. Government Agency Obligations (Cost $1,829)		1,856

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds — 0.5%
5.375%, 02/15/31#	400	497
4.500%, 02/15/36#	250	290

		787

U.S. Treasury Inflationary Index Bond — 0.9%
1.625%, 01/15/18#	1,535	1,427

U.S. Treasury Note — 0.1%
4.875%, 08/15/16	75	86

Total U.S. Treasury Obligations (Cost $2,382)		2,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,293
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	995
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	657

Total Collateralized Mortgage Obligations (Cost $2,851)		2,945

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	458
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (D)	875	653
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	730	537

Total Commercial Mortgage-Backed Securities (Cost $2,180)		1,648

	Number of Shares
AFFILIATED MONEY MARKET FUND — 6.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	9,394,285	9,394

(Cost $9,394)
Total Investments Before Collateral for Loaned Securities – 100.7% (Cost $176,713)		149,942

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 6.5%
Affiliated Money Market Fund — 5.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,307,925	8,308

Money Market Fund — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	72,877	73

Non-Registered Investment Company — 0.5%
BlackRock Institutional Money Market Trust	783,512	784

	Par (000)
Medium Term Notes — 0.3%
Morgan Stanley
0.700%, 04/03/09 (D)	$243	243
0.750%, 04/15/09 (D)	243	243

		486

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	13	13

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $9,664)‡		9,664

Allegiant Balanced Allocation Fund
STATEMENT OF NET ASSETS	STATEMENT OF
November 30, 2008 (Unaudited)	ASSETS AND LIABILITIES
November 30, 2008 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 107.2% (Cost $186,377)**	$159,606

Other Assets & Liabilities – (7.2)%	(10,664)

TOTAL NET ASSETS — 100.0%	$148,942

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $187,968.

Gross unrealized appreciation (000)	$4,462
Gross unrealized depreciation (000)	(32,824)

Net unrealized depreciation (000)	$(28,362)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,321.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

‡	See Note 8 in Notes to Financial Statements.

(A)	Value is less than $500.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $60 and represents 0.0% of net assets as of November 30, 2008.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,017 and represents 0.7% of net assets as of November 30, 2008.

(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(E)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

TBA — To Be Announced

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225®	2	$227	12/12/08	$(77)

Cash in the amount of $24,340 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $167,318)	$140,548
Investments in affiliates at value, (Cost $9,394)	9,394
Short term investments in non-affiliates held as collateral for loaned securities, (Cost $1,356)	1,356
Short term investments in affiliates held as collateral for loaned securities, (Cost $8,308)	8,308
Receivable for investments sold	449
Receivable for shares of beneficial interest sold	409
Future variation margin receivable	29
Dividends and interest receivable	699
Prepaid expenses	18

Total Assets	161,210

LIABILITIES
Foreign currency, at value (Cost $9)	8
Payable for collateral for loaned securities	9,664
Payable for shares of beneficial interest redeemed	289
Payable for investment securities purchased	2,132
Investment advisory fees payable	92
12b-1 fees payable
Class I	12
Class A	1
Class B	1
Administration fees payable	9
Custody fees payable	11
Trustee fees payable	7
Transfer agent fees payable	18
Other liabilities	24

Total Liabilities	12,268

TOTAL NET ASSETS	$148,942

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$196,748
Undistributed Net Investment Income	591
Accumulated Net Realized Loss on Investments, Futures and Foreign Currency	(21,550)
Net Unrealized Depreciation on Investments, Futures and Foreign Currency	(26,847)

Total Net Assets	$148,942

Net Asset Value, Offering and Redemption Price Per Share — Class I ($133,703,279 ÷ 17,312,322 outstanding shares of beneficial interest)	$7.72

Net Asset Value and Redemption Price Per Share — Class A ($11,149,305 ÷ 1,441,094 outstanding shares of beneficial interest)	$7.74

Maximum Offering Price Per Share — Class A ($7.74 ÷ 95.25%)	$8.13

Net Asset Value and Offering Price Per Share — Class B ($2,948,868 ÷ 380,931 outstanding shares of beneficial interest)	$7.74

Net Asset Value and Offering Price Per Share — Class C ($1,140,577 ÷ 148,230 outstanding shares of beneficial interest)	$7.69

See Notes to Financial Statements.

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 90.0%
Consumer Discretionary — 13.4%
Autoliv (Sweden)	68,900	$1,315
Barratt Developments PLC (United Kingdom)	2,255,800	1,622
Bellway PLC (United Kingdom)	399,576	3,143
Christian Dior (France)#	36,100	1,667
Compass Group PLC (United Kingdom)	434,440	2,056
Continental AG (Germany)#	32,207	1,526
Culture Convenience Club (Japan)#	229,900	2,037
Duni AB (Sweden)	257,900	872
Fielmann AG (Germany)	17,724	997
Jupiter Telecommunications (Japan)	1,030	793
Li & Fung (Hong Kong)#	306,867	565
Li Ning (Hong Kong)#	448,220	643
LVMH Moet Hennessy Louis Vuitton SA (France)#	15,440	878
Modern Times Group AB, Cl B (Sweden)	27,600	482
New Oriental Education & Technology Group, ADR (China)*#	19,710	1,017
Nitori (Japan)	35,603	2,531
Nokian Renkaat Oyj (Finland)#	34,873	410
Persimmon PLC (United Kingdom)	750,934	2,519
Raffles Education (Singapore)#	3,319,037	976
Taylor Wimpey PLC (United Kingdom)	1,666,212	282
Yamada Denki (Japan)	20,736	1,075

		27,406

Consumer Staples — 11.3%
Asahi Breweries (Japan)	161,900	2,833
China Yurun Food Group (China)#	929,154	1,039
Diageo PLC, ADR (United Kingdom)	18,240	1,028
Greencore Group PLC (Ireland)	1,356,532	1,624
Hengan International Group (Hong Kong)	252,363	757
Imperial Tobacco Group PLC (United Kingdom)	59,352	1,482
Meiji Dairies (Japan)	762,000	3,965
Nestle SA (Switzerland)	88,850	3,218
Oriflame Cosmetics SA, ADR (Sweden)#	29,420	802
Reckitt Benckiser Group PLC (United Kingdom)	51,880	2,205
Tesco PLC (United Kingdom)	250,321	1,141
Wilmar International (Singapore)#	1,012,030	1,878
Woolworths (Australia)	69,514	1,229

		23,201

Energy — 4.4%
BG Group PLC (United Kingdom)	183,007	2,612
China Oilfield Services (China)	686,470	393
Fugro NV (Netherlands)	24,440	779
Sasol (South Africa)	74,150	2,128
Technip SA (France)	51,500	1,576
Thai Oil PCL (Thailand)	2,191,200	1,174
WorleyParsons (Australia)	43,601	388

		9,050

Financials — 8.8%
Anglo Irish Bank PLC (Ireland)	435,474	474
Banco Bilbao Vizcaya Argentaria SA (Spain)	186,800	1,939
Bank of Ireland (Ireland)	475,770	871
China Overseas Land & Investment (Hong Kong)#	547,210	715
DNB ASA (Norway)	292,900	1,116
Hannover Rueckversicherung AG (Germany)	39,000	893
ICAP PLC (United Kingdom)	130,430	591
IG Group Holdings PLC (United Kingdom)	204,470	708
Investor AB, Cl B (Sweden)	155,245	2,192
IRF European Finance Investments (Greece) (A)	284,500	535
KBC Groep NV (Belgium)	26,600	809
Kerry Properties (Hong Kong)	117,431	261
Lloyds TSB Group PLC (United Kingdom)	626,261	1,617
Mitsubishi UFJ Financial Group, ADR (Japan)	236,700	1,297
Muenchener Rueckversicherung AG (Germany)	10,500	1,427
National Bank of Greece SA (Greece)	43,350	834
Standard Chartered PLC (United Kingdom)	77,470	1,011
Sumitomo Realty & Development (Japan)	45,171	664

		17,954

Healthcare — 11.0%
Actelion (Switzerland)*#	36,870	1,661
Cochlear (Australia)	30,400	1,109
CSL (Australia)	66,595	1,527
Grifols SA (Spain)	73,210	1,264
Icon PLC, ADR (Ireland)*	39,570	839
Novartis AG, ADR (Switzerland)#	60,304	2,829
Qiagen NV (Netherlands)#	66,690	1,076
Roche Holdings AG (Switzerland)	35,900	5,029
Synthes (Switzerland)	18,530	2,148
Terumo (Japan)	30,890	1,430
Teva Pharmaceutical Industries, ADR (Israel)#	84,230	3,635

		22,547

Industrials — 12.8%
ABB, ADR (Switzerland)#	104,805	1,355
Andritz AG (Austria)	67,700	1,571
Bauer AG (Germany)	19,560	504
Camillo Eitzen (Norway)	207,350	641
Capita Group PLC (United Kingdom)	121,311	1,303
Cargotec, Cl B (Finland)	114,400	1,242
China High Speed Transmission Equipment Group (China)#	814,105	646
Demag Cranes AG (Germany)	40,400	848
Fanuc (Japan)	9,066	560
Iino Kaiun Kaisha (Japan)	406,000	1,807
Kone Oyj, Cl B (Finland)	115,700	2,297
Konecranes Oyj (Finland)	113,200	1,682
Kurita Water Industries (Japan)	43,434	1,030
Mitsubishi (Japan)	62,894	782
Nippon Yusen Kabushiki (Japan)	511,000	2,780
Rational AG (Germany)	9,130	866
Tognum AG (Germany)	142,100	1,553
Trevi Finanziaria SpA (Italy)#	211,614	2,327
Vestas Wind Systems A/S (Denmark)*	26,529	1,203
YIT Oyj (Finland)#	174,399	1,034
Zhongde Waste Technology AG (Germany)	17,980	263

		26,294

Information Technology — 6.8%
Autonomy PLC (United Kingdom)*	103,850	1,496
Kakaku.com (Japan)#	145	508
Nice Systems, ADR (Israel)*	47,920	1,069
Nintendo (Japan)	8,215	2,554
Samsung Electronics (South Korea)	6,700	2,219
SAP AG, ADR (Germany)#	48,920	1,670
Temenos Group AG (Switzerland)*#	172,260	2,173
Tencent Holdings (China)#	253,604	1,395
Wirecard AG (Germany)*#	150,526	843

		13,927

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Materials — 12.5%
BASF (Germany)	55,600	$1,773
BHP Billiton, ADR (Australia)#	96,843	3,876
Companhia Vale do Rio Doce, ADR (Brazil)	76,230	910
CRH PLC (Ireland)	105,324	2,316
Imerys SA (France)	21,313	803
K+S AG (Germany)	9,004	403
Kuraray (Japan)	118,299	963
Maruichi Steel Tube (Japan)	127,800	3,075
Methanex (Canada)	153,600	1,642
Metorex (South Africa)*	1,170,651	276
Showa Denko KK (Japan)	1,404,000	2,070
Smurfit Kappa Group PLC (Ireland)	530,700	1,252
Solvay SA (Belgium)	27,899	1,998
Syngenta AG, ADR (Switzerland)	77,242	2,782
Yara International ASA (Norway)	35,650	594
Zijin Mining Group, Cl H (Hong Kong)	2,330,955	850

		25,583

Telecommunication Services — 4.3%
KDDI (Japan)	607	3,956
MTN Group (South Africa)	45,935	480
SK Telecom (South Korea)	22,200	3,287
Vodafone Group PLC, ADR (United Kingdom)	58,503	1,146

		8,869

Utilities — 4.7%
Kansai Electric Power (Japan)	118,300	3,210
Red Electrica de Espana (Spain)	42,860	1,899
Scottish & Southern Energy PLC (United Kingdom)	76,060	1,294
Tokyo Electric Power (Japan)	108,900	3,240

		9,643

Total Foreign Common Stocks (Cost $308,741)		184,474

FOREIGN RIGHTS — 0.1%
Financials — 0.1%
Standard Chartered PLC Expires 12/17/08 (United Kingdom)	25,540	161

(Cost $0)
FOREIGN EQUITY CERTIFICATES — 1.4%
Industrials — 0.2%
Everest Kanto Cylinder (India), Issued by JPMorgan/Bear Stearns, Expires 12/16/10 (B)	182,222	508

Information Technology — 0.5%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (B)	21,781	991

Telecommunication Services — 0.7%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (B)	108,753	1,447

Total Foreign Equity Certificates (Cost $3,009)		2,946

AFFILIATED MONEY MARKET FUND — 7.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	16,173,568	16,174

(Cost $16,174)
Total Investments Before Collateral for Loaned Securities – 99.4% (Cost $327,924)		203,755

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.2%
Non-Registered Investment Company — 14.2%
BlackRock Institutional Money Market Trust	29,102,086	29,102

(Cost $29,102)‡
TOTAL INVESTMENTS — 113.6% (Cost $357,026)**		232,857

Other Assets & Liabilities – (13.6)%		(27,816)

TOTAL NET ASSETS — 100.0%		$205,041

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $357,568.

Gross unrealized appreciation (000)	$10,988
Gross unrealized depreciation (000)	(135,699)

Net unrealized depreciation (000)	$(124,711)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $27,241.

‡	See Note 8 in Notes to Financial Statements.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $535 and represents 0.3% of net assets as of November 30, 2008.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2946 and represents 1.4% of net assets as of November 30, 2008.

ADR	— American Depository Receipt
Cl	— Class
PLC	— Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	25	$2,618	12/13/08	$(1,082)
Nikkei 225®	28	3,210	12/13/08	(759)

		$5,828		$(1,841)

Cash in the amount of $571,684 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Allegiant International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $311,750)	$187,581
Investments in affiliates at value, (Cost $16,174)	16,174
Short term investments held as collateral for loaned securities, (Cost $29,102)	29,102
Receivable for investments sold	91
Receivable for shares of beneficial interest sold	132
Future variation margin receivable	775
Dividends and interest receivable	809
Prepaid expenses	19

Total Assets	234,683

LIABILITIES
Foreign currency, at value (Cost $1)	1
Payable for collateral for loaned securities	29,102
Payable for shares of beneficial interest redeemed	217
Investment advisory fees payable	173
12b-1 fees payable
Class I	25
Class A	1
Administration fees payable	15
Custody fees payable	36
Trustee fees payable	12
Transfer agent fees payable	23
Other liabilities	37

Total Liabilities	29,642

TOTAL NET ASSETS	$205,041

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$386,462
Undistributed Net Investment Income	4,912
Accumulated Net Realized Loss on Investments and Futures	(60,331)
Net Unrealized Appreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	8
Net Unrealized Depreciation on Investments and Futures	(126,010)

Total Net Assets	$205,041

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($195,773,985 ÷ 21,933,132 outstanding shares of beneficial interest)	$8.93

Net Asset Value and Redemption Price Per Share — Class A ($8,455,487 ÷ 957,148 outstanding shares of beneficial interest)	$8.83

Maximum Offering Price Per Share — Class A ($8.83 ÷ 94.50%)	$9.34

Net Asset Value and Offering Price Per Share — Class B ($423,748 ÷ 49,780 outstanding shares of beneficial interest)	$8.51

Net Asset Value and Offering Price Per Share — Class C ($387,857 ÷ 45,703 outstanding shares of beneficial interest)	$8.49

At November 30, 2008, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks, Rights and Equity Certificates
Japan	21.1%	$43,162
United Kingdom	13.4	27,415
Switzerland	10.3	21,195
Germany	6.6	13,567
Australia	4.0	8,129
Ireland	3.6	7,376
Finland	3.2	6,664
Sweden	2.8	5,664
South Korea	2.7	5,506
Spain	2.5	5,101
France	2.4	4,924
Israel	2.3	4,703
China	2.2	4,491
Hong Kong	1.8	3,791
India	1.4	2,946
South Africa	1.4	2,884
Singapore	1.4	2,854
Belgium	1.4	2,807
Norway	1.1	2,351
Italy	1.1	2,328
Netherlands	0.9	1,854
Canada	0.8	1,642
Austria	0.8	1,571
Greece	0.7	1,369
Denmark	0.6	1,203
Thailand	0.6	1,174
Brazil	0.4	910

Total Foreign Common Stocks, Rights and Equity Certificates	91.5	187,581
Affiliated Money Market Fund	7.9	16,174

Total Investments Before Collateral for Loaned Securities	99.4	203,755
Short Term Investments Held as Collateral for Loaned Securities	14.2	29,102

Total Investments	113.6	232,857
Other Assets and Liabilities	(13.6)	(27,816)

Net Assets	100.0%	$205,041

See Notes to Financial Statements.

Allegiant Large Cap Core Equity Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.4%
Consumer Discretionary — 5.7%
Dick’s Sporting Goods*	137,100	$1,729
McDonald’s	32,000	1,880
NIKE, Cl B#	65,000	3,461

		7,070

Consumer Staples — 13.4%
Bunge#	81,300	3,452
Colgate-Palmolive	45,500	2,961
Costco Wholesale	47,000	2,419
General Mills	36,500	2,306
PepsiCo	58,210	3,300
Wal-Mart Stores	38,000	2,123

		16,561

Energy — 14.4%
Anadarko Petroleum	38,000	1,560
Devon Energy	44,200	3,197
EOG Resources	38,400	3,265
National Oilwell Varco*	77,500	2,192
Schlumberger#	46,700	2,370
TransOcean*	50,311	3,365
Weatherford International*	145,020	1,852

		17,801

Financials — 12.9%
AON	54,000	2,446
Bank of America	148,260	2,409
Bank of New York Mellon	82,000	2,477
Goldman Sachs Group	25,530	2,017
JPMorgan Chase	105,380	3,337
Loews	118,000	3,232

		15,918

Healthcare — 13.8%
Abbott Laboratories	48,000	2,515
Baxter International	51,300	2,714
Genentech	35,000	2,681
Genzyme*	38,000	2,433
Johnson & Johnson	57,000	3,339
Teva Pharmaceutical Industries, ADR#	33,000	1,424
Thermo Fisher Scientific*	54,000	1,926

		17,032

Industrials — 10.5%
3M	26,850	1,797
Boeing	28,000	1,194
Danaher	50,000	2,782
General Electric	69,430	1,192
Stericycle*	44,000	2,521
United Technologies	72,120	3,501

		12,987

Information Technology — 13.3%
Apple*	25,300	2,345
Cisco Systems*	144,640	2,392
Citrix Systems*	73,000	1,946
Google, Cl A*	9,100	2,666
Microchip Technology#	80,200	1,484
Microsoft	158,620	3,207
Oracle*	154,000	2,478

		16,518

Materials — 3.1%
Ecolab	52,141	2,002
Monsanto	23,000	1,821

		3,823

Other Energy — 2.6%
Equitable Resources	98,220	3,278

Telecommunication Services — 3.9%
American Tower, Cl A*	90,000	2,452
NII Holdings*	122,440	2,380

		4,832

Utilities — 1.8%
AES*	296,550	2,280

Total Common Stocks
(Cost $136,033)		118,100

FOREIGN COMMON STOCKS — 4.1%
Consumer Discretionary — 2.5%
New Oriental Education & Technology Group,
ADR (China)*#	59,000	3,045

Information Technology — 1.6%
Amdocs (Guernsey)*	107,000	2,010

Total Foreign Common Stocks
(Cost $6,825)		5,055

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market
Fund, Class I†	1,537,027	1,537

(Cost $1,537)
Total Investments Before Collateral for Loaned Securities – 100.7%
(Cost $144,395)		124,692

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.9%
Affiliated Money Market Fund — 10.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	12,605,682	12,606

Money Market Fund — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	110,576	111

	Par (000)
Medium Term Notes — 0.6%
Morgan Stanley
0.700%, 04/03/09 (A)	$369	369
0.750%, 04/15/09 (A)	369	368

		737

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	$20	$20

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $13,474) ‡		13,474

TOTAL INVESTMENTS — 111.6% (Cost $157,869) **		138,166

Other Assets & Liabilities — (11.6)%
Investment Advisory Fees Payable		(76)
12b-1 Fees Payable
Class I		(14)
Administration Fees Payable		(7)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(11)
Payable for Collateral for Loaned Securities		(13,474)
Payable for Investments Purchased		(3,511)
Payable for Shares of Beneficial Interest Redeemed		(25)
Other		2,706

Total Other Assets & Liabilities		(14,415)

TOTAL NET ASSETS — 100.0%		$123,751

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$167,871
Undistributed Net Investment Income		154
Accumulated Net Realized Loss on Investments and Futures		(24,571)
Net Unrealized Depreciation on Investments		(19,703)

Total Net Assets		$123,751

Net Asset Value, Offering and Redemption Price Per Share — Class I ($119,923,335 ÷ 16,508,414 outstanding shares of beneficial interest)		$7.26

Net Asset Value and Redemption Price Per Share — Class A ($2,696,672 ÷ 376,547 outstanding shares of beneficial interest)		$7.16

Maximum Offering Price Per Share — Class A ($7.16 ÷ 94.50%)		$7.58

Net Asset Value and Offering Price Per Share — Class B ($938,718 ÷ 139,349 outstanding shares of beneficial interest)		$6.74

Net Asset Value and Offering Price Per Share — Class C ($192,104 ÷ 28,519 outstanding shares of beneficial interest)		$6.74

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $160,569.

Gross unrealized appreciation (000)	$3,014
Gross unrealized depreciation (000)	(25,417)

Net unrealized depreciation (000)	$(22,403)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $12,977.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company

See Notes to Financial Statements.

Allegiant Large Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.5%
Autos & Transportation — 3.7%
Expeditors International Washington	143,000	$4,781
Tidewater	109,000	4,303

		9,084

Consumer Discretionary — 12.9%
Costco Wholesale	127,000	6,537
Dick’s Sporting Goods*	310,000	3,909
Google, Cl A*	20,392	5,974
McDonald’s	61,000	3,584
NIKE, Cl B#	122,812	6,540
Wal-Mart Stores	96,000	5,364

		31,908

Consumer Staples — 12.0%
Avon Products	172,000	3,629
Colgate-Palmolive	126,149	8,209
Companhia de Bebidas das Americas, ADR#	84,000	3,651
Dean Foods*#	157,055	2,287
General Mills	80,000	5,054
PepsiCo	122,000	6,917

		29,747

Financial Services — 6.2%
CME Group	18,900	4,006
Loews	220,000	6,025
Paychex	188,000	5,313

		15,344

Healthcare — 15.3%
Abbott Laboratories	111,416	5,837
Baxter International	98,000	5,184
DENTSPLY International	156,000	4,069
Genentech	73,000	5,592
Genzyme*	75,505	4,834
Johnson & Johnson	129,000	7,557
Thermo Fisher Scientific*	133,000	4,745

		37,818

Materials — 4.6%
Bunge#	130,810	5,554
Praxair	97,397	5,751

		11,305

Other Energy — 9.5%
Devon Energy	78,000	5,643
Diamond Offshore Drilling	59,500	4,391
Equitable Resources	120,000	4,004
Schlumberger#	83,000	4,211
TransOcean*	79,631	5,326

		23,575

Producer Durables — 8.8%
American Tower, Cl A*	126,587	3,448
Covanta Holding*	183,000	3,651
Danaher	102,673	5,713
Lockheed Martin	44,000	3,393
United Technologies	117,988	5,726

		21,931

Technology — 20.2%
Adobe Systems*	202,000	4,678
Apple*	62,229	5,767
Cisco Systems*	360,696	5,966
Citrix Systems*	207,000	5,519
First Solar*#	30,000	3,745
Intel	384,000	5,299
Microchip Technology#	227,858	4,216
Microsoft	263,223	5,322
Oracle*	298,000	4,795
QUALCOMM	144,000	4,834

		50,141

Utilities — 2.3%
AES*	351,409	2,702
NII Holdings*	159,051	3,092

		5,794

Total Common Stocks (Cost $277,574)		236,647

FOREIGN COMMON STOCKS — 4.1%
Consumer Discretionary — 2.2%
New Oriental Education & Technology Group, ADR (China)*#	107,000	5,522

Technology — 1.9%
Amdocs (Guernsey)*	243,443	4,574

Total Foreign Common Stocks (Cost $11,661)		10,096

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	251,905	252

(Cost $252)
Total Investments Before Collateral for Loaned Securities – 99.7%
(Cost $289,487)		246,995

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 12.1%
Affiliated Money Market Fund — 11.3%
Allegiant Advantage Institutional Money Market
Fund, Class I†	27,930,350	27,930

Money Market Fund — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	245,003	245

	Par (000)
Medium Term Notes — 0.7%
Morgan Stanley
0.700%, 04/03/09 (A)	$817	817
0.750%, 04/15/09 (A)	817	817

		1,634

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	$45	$45

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $29,854) ‡		29,854

TOTAL INVESTMENTS — 111.8% (Cost $319,342) **		276,849

Other Assets & Liabilities — (11.8)%
Investment Advisory Fees Payable		(156)
12b-1 Fees Payable
Class I		(29)
Class A		(2)
Class B		(1)
Administration Fees Payable		(14)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(32)
Payable for Collateral for Loaned Securities		(29,854)
Payable for Investments Purchased		(2,607)
Payable for Shares of Beneficial Interest Redeemed		(577)
Other		4,147

Total Other Assets & Liabilities		(29,129)

TOTAL NET ASSETS — 100.0%		$247,720

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$355,377
Undistributed Net Investment Income		491
Accumulated Net Realized Loss on Investments and Futures		(65,655)
Net Unrealized Depreciation on Investments		(42,493)

Total Net Assets		$247,720

Net Asset Value, Offering and Redemption Price Per Share — Class I ($231,869,194 ÷ 20,744,967 outstanding shares of beneficial interest)		$11.18

Net Asset Value and Redemption Price Per Share — Class A ($12,953,569 ÷ 1,184,049 outstanding shares of beneficial interest)		$10.94

Maximum Offering Price Per Share — Class A ($10.94 ÷ 94.50%)		$11.58

Net Asset Value and Offering Price Per Share — Class B ($2,644,166 ÷ 259,932 outstanding shares of beneficial interest)		$10.17

Net Asset Value and Offering Price Per Share — Class C ($253,025 ÷ 24,841 outstanding shares of beneficial interest)		$10.19

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $324,281.

Gross unrealized appreciation (000)	$6,882
Gross unrealized depreciation (000)	(54,314)

Net unrealized depreciation (000)	$(47,432)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $28,679.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR	— American Depository Receipt
Cl	— Class

See Notes to Financial Statements.

Allegiant Large Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 6.2%
Cablevision Systems	486,292	$7,129
Gap	339,800	4,424
Time Warner	1,099,795	9,953

		21,506

Consumer Staples — 11.1%
Dean Foods*	402,908	5,867
Kraft Foods	358,209	9,747
Lorillard	132,039	7,979
Sara Lee	814,387	7,476
Wal-Mart Stores	135,097	7,549

		38,618

Energy — 20.3%
Anadarko Petroleum	111,969	4,596
Apache	82,990	6,415
BP PLC, ADR	130,295	6,344
Chevron	263,924	20,853
ConocoPhillips	169,061	8,879
EOG Resources	49,397	4,200
ExxonMobil	202,381	16,221
Petroleo Brasileiro SA, ADR	159,860	3,347

		70,855

Financials — 18.2%
Allstate	93,200	2,371
Bank of America	394,700	6,414
Chubb	38,129	1,958
Citigroup	497,383	4,123
Goldman Sachs Group	45,770	3,615
Invesco	596,493	7,486
JPMorgan Chase	457,664	14,490
Marsh & McLennan	338,164	8,623
NASDAQ OMX Group	212,699	4,573
Travelers	126,159	5,507
Wells Fargo	147,730	4,268

		63,428

Healthcare — 11.0%
Bristol-Myers Squibb	389,202	8,057
Merck	357,911	9,563
Pfizer	1,015,641	16,687
Wyeth	119,350	4,298

		38,605

Industrials — 4.8%
General Electric	553,938	9,511
United Parcel Service, Cl B	129,174	7,441

		16,952

Information Technology — 9.9%
ASML Holding NV	332,805	5,102
Citrix Systems*	164,264	4,379
Lexmark International, Cl A*	298,090	7,804
McAfee*	251,274	7,621
Microsoft	158,720	3,210
QUALCOMM	94,310	3,166
Yahoo!*	293,740	3,381

		34,663
Materials — 5.7%
Barrick Gold	170,650	5,027
E.I. DuPont de Nemours	73,650	1,846
Owens-Illinois*	271,396	5,488
Weyerhaeuser	202,055	7,601

		19,962

Telecommunication Services — 5.9%
AT&T	335,199	9,573
Verizon Communications	335,890	10,967

		20,540

Utilities — 4.2%
Calpine*	444,600	3,984
Exelon	106,501	5,986
FPL Group	93,480	4,558

		14,528

Total Common Stocks (Cost $425,775)		339,657

FOREIGN COMMON STOCKS — 1.0%
Industrials — 1.0%
ABB, ADR (Switzerland)	275,820	3,566

(Cost $3,479)
AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,085,104	3,085

(Cost $3,085)
TOTAL INVESTMENTS — 99.2% (Cost $432,339) **		346,308

Other Assets & Liabilities – 0.8%
Investment Advisory Fees Payable		(215)
Dividends Payable
Class I		(4)
12b-1 Fees Payable
Class I		(41)
Class A		(4)
Class B		(1)
Administration Fees Payable		(20)
Custody Fees Payable		(6)
Trustees’ Fees Payable		(28)
Payable for Shares of Beneficial Interest Redeemed		(1,746)
Other		4,922

Total Other Assets & Liabilities		2,857

TOTAL NET ASSETS — 100.0%		$349,165

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$536,490
Undistributed Net Investment Income	1,980
Accumulated Net Realized Loss on Investments	(103,274)
Net Unrealized Depreciation on Investments	(86,031)

Total Net Assets	$349,165

Net Asset Value, Offering and Redemption Price Per Share — Class I ($316,280,302 ÷ 29,587,330 outstanding shares of beneficial interest)	$10.69

Net Asset Value and Redemption Price Per Share — Class A ($29,228,537 ÷ 2,745,374 outstanding shares of beneficial interest)	$10.65

Maximum Offering Price Per Share — Class A ($10.65 ÷ 94.50%)	$11.27

Net Asset Value and Offering Price Per Share — Class B ($3,414,985 ÷ 323,620 outstanding shares of beneficial interest)	$10.55

Net Asset Value and Offering Price Per Share — Class C ($240,907 ÷ 22,961 outstanding shares of beneficial interest)	$10.49

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $440,746.

Gross unrealized appreciation (000)	$14,523
Gross unrealized depreciation (000)	(108,961)

Net unrealized depreciation (000)	$(94,438)

†	See Note 3 in Notes to Financial Statements.

ADR	— American Depository Receipt
Cl	— Class
PLC	— Public Limited Company

See Notes to Financial Statements.

Allegiant Mid Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 9.0%
American Eagle Outfitters	111,450	$1,070
Autoliv	154,560	2,951
Darden Restaurants#	77,800	1,423
Dick’s Sporting Goods*	183,610	2,315
Gap	151,648	1,974
NVR*#	6,601	2,867
Office Depot*	144,690	285

		12,885

Consumer Staples — 9.0%
Hormel Foods	210,390	5,588
J.M. Smucker	110,196	5,000
Safeway	105,690	2,304

		12,892

Energy — 6.1%
Arch Coal	168,750	2,595
BJ Services	158,974	1,906
Peabody Energy	43,040	1,009
Sunoco	81,716	3,247

		8,757

Financials — 24.2%
Assurant	61,170	1,332
Cincinnati Financial	124,577	3,643
Discover Financial Services	311,420	3,186
Everest Re Group	71,200	5,586
Invesco	389,466	4,888
Loews	29,330	803
Northern Trust	57,830	2,654
PartnerRe	57,260	4,006
Progressive	123,527	1,855
Reinsurance Group of America	95,944	3,895
White Mountains Insurance Group	9,870	2,665

		34,513

Healthcare — 4.1%
Coventry Health Care*	118,880	1,482
Endo Pharmaceuticals Holdings*	124,226	2,732
LifePoint Hospitals*	77,477	1,554

		5,768

Industrials — 7.3%
Lincoln Electric Holdings	52,290	2,389
Robert Half	203,020	4,241
Southwest Airlines	234,500	2,029
Spirit Aerosystems Holdings, Cl A*	196,678	1,780

		10,439

Information Technology — 10.6%
Broadridge Financial Solutions	226,836	2,586
Check Point Software Technologies*	127,904	2,636
KLA-Tencor	78,340	1,474
Maxim Integrated Products	168,637	2,086
Seagate Technology#	199,400	839
Tellabs*	687,982	2,869
Verigy*	281,210	2,590

		15,080
Materials — 11.2%
International Flavors & Fragrances	124,360	3,798
Louisiana-Pacific#	328,920	760
MeadWestvaco	119,610	1,395
Packaging Corporation of America	194,960	2,911
Pactiv*	248,108	6,200
Sigma-Aldrich	20,140	868

		15,932

Telecommunication Services — 1.2%
Embarq	53,840	1,757
Utilities — 13.9%
Edison International	147,180	4,916
Mirant*	118,510	2,041
NRG Energy*#	87,080	2,063
PG&E	155,740	5,924
Xcel Energy	258,940	4,870

		19,814

Total Common Stocks (Cost $195,906)		137,837

AFFILIATED MONEY MARKET FUND — 3.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,460,052	4,460

(Cost $4,460)
Total Investments Before Collateral for Loaned Securities – 99.7% (Cost $200,366)		142,297

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 3.4%
Affiliated Money Market Fund — 3.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,456,421	4,456

Money Market Fund — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	39,091	39

	Par (000)
Medium Term Notes — 0.2%
Morgan Stanley
0.700%, 04/03/09 (A)	$130	130
0.750%, 04/15/09 (A)	130	131

		261

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	7	7

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $4,763)‡		4,763

TOTAL INVESTMENTS — 103.1% (Cost $205,129)**		147,060

Value (000)
Other Assets & Liabilities — (3.1)%
Investment Advisory Fees Payable	$(88)
12b-1 Fees Payable
Class I	(13)
Class A	(5)
Class B	(1)
Class C	(1)
Administration Fees Payable	(9)
Custody Fees Payable	(3)
Trustees’ Fees Payable	(3)
Payable for Collateral for Loaned Securities	(4,763)
Payable for Shares of Beneficial Interest Redeemed	(261)
Other	775

Total Other Assets & Liabilities	(4,372)

TOTAL NET ASSETS — 100.0%	$142,688

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$272,483
Undistributed Net Investment Income	2,001
Accumulated Net Realized Loss on Investments	(73,727)
Net Unrealized Depreciation on Investments	(58,069)

Total Net Assets	$142,688

Net Asset Value, Offering and Redemption Price
Per Share — Class I ($94,738,326 ÷ 11,903,698 outstanding shares of beneficial interest)	$7.96

Net Asset Value and Redemption Price
Per Share — Class A ($41,928,557 ÷ 5,346,364 outstanding shares of beneficial interest)	$7.84

Maximum Offering Price Per Share — Class A
($7.84 ÷ 94.50%)	$8.30

Net Asset Value and Offering Price
Per Share — Class B ($1,847,708 ÷ 240,318 outstanding shares of beneficial interest)	$7.69

Net Asset Value and Offering Price
Per Share — Class C ($4,173,838 ÷ 543,942 outstanding shares of beneficial interest)	$7.67

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $206,479.

Gross unrealized appreciation (000)	$1,907
Gross unrealized depreciation (000)	(61,326)

Net unrealized depreciation (000)	$(59,419)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $4,334.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

Cl	— Class

See Notes to Financial Statements.

Allegiant Multi - Factor Mid Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.7%
Consumer Discretionary — 18.2%
Aeropostale*	15,900	$240
Apollo Group*#	6,800	523
Coach*	11,200	201
Dollar Tree*	10,700	453
Family Dollar Stores	10,200	283
GameStop*	3,400	74
Hillenbrand#	13,900	221
ITT Educational Services	3,500	315
Tim Hortons#	5,000	125
TJX	22,800	520
Urban Outfitters*	12,200	222
Wolverine World Wide	20,100	387
Yum! Brands	8,900	240

		3,804

Consumer Staples — 7.3%
Avon Products	8,000	169
Campbell Soup	9,000	289
Clorox Co	2,000	118
General Mills	5,800	366
SYSCO	6,300	148
UST	6,500	447

		1,537

Energy — 6.5%
Atwood Oceanics*	4,600	83
CNX Gas	4,800	149
ENSCO International	2,300	75
Noble	14,900	399
NuStar Energy LP	2,200	88
Range Resources	3,500	145
Southwestern Energy*	6,400	220
TransOcean*	2,962	198

		1,357

Financials — 6.1%
Credicorp	5,300	232
Health Care REIT#	6,400	243
Hudson City Bancorp	17,900	299
T. Rowe Price Group	11,900	407
Valley National Bancorp#	5,200	101

		1,282

Healthcare — 14.3%
Beckman Coulter	5,800	253
Biogen Idec*	3,200	135
C.R. Bard	1,800	148
Cephalon#	5,900	434
Express Scripts*	4,700	270
Hlth	38,000	356
Kinetic Concepts*#	9,900	214
Laboratory Corp. of America Holdings*	7,100	450
Life Technologies	3,187	83
Myriad Genetics	1,300	77
Quest Diagnostics	4,600	214
St. Jude Medical*	3,900	109
Thermo Fisher Scientific*	7,000	250

		2,993

Industrials — 16.6%
Ametek	8,000	279
C.H. Robinson Worldwide	9,900	506
Corporate Executive Board (The)#	3,500	81
Cummins	2,600	67
Donaldson#	8,800	301
Dun & Bradstreet (The)	6,300	504
Expeditors International Washington	3,600	120
Fluor	3,500	159
Foster Wheeler*	2,000	45
Jacobs Engineering Group*	2,300	103
Lincoln Electric Holdings	3,700	169
Precision Castparts	3,100	194
Republic Services	12,300	295
Rockwell Collins	8,610	293
Stericycle*	6,100	350

		3,466

Information Technology — 15.0%
Activision Blizzard	10,600	124
Agilent Technologies*	9,300	175
Analog Devices	9,800	167
BMC Software*	6,000	150
Broadcom, Cl A*	7,300	112
Check Point Software Technologies*	13,400	276
DST Systems*#	5,000	189
Global Payments	9,100	329
Mantech International, Cl A*	7,200	392
Mettler Toledo International	3,000	247
Micros Systems*	18,000	300
NetEase.com, ADR*#	21,900	403
Satyam Computer Services, ADR	12,500	159
Western Digital*	8,900	109

		3,132

Materials — 6.3%
Ecolab	13,700	526
Sigma-Aldrich	10,700	461
Terra Nitrogen LP#	1,500	151
Valspar	8,900	175

		1,313

Telecommunication Services — 4.1%
Cellcom Israel#	6,500	151
Chunghwa Telecom Co, ADR*#	16,082	251
MetroPCS Communications#	20,500	300
Partner Communications, ADR#	10,300	161

		863

Utilities — 2.3%
Aqua America	9,200	199
Constellation Energy Group	1,700	42
Xcel Energy	12,700	239

		480

Total Common Stocks
(Cost $26,138)		20,227

FOREIGN COMMON STOCKS — 1.1%
Consumer Discretionary — 1.1%
New Oriental Education & Technology Group, ADR (China)*#	4,500	232

(Cost $267)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	334,346	$334

(Cost $334)
Total Investments Before Collateral for Loaned Securities – 99.4%
(Cost $26,739)		20,793

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.1%
Affiliated Money Market Fund — 14.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,954,924	2,955

Money Market Fund — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	25,920	26

	Par (000)
Medium Term Notes — 0.8%
Morgan Stanley
0.700%, 04/03/09 (A)	$86	86
0.750%, 04/15/09 (A)	86	87

		173

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	5	5

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $3,159)‡		3,159

TOTAL INVESTMENTS — 114.5%
(Cost $29,898)**		23,952

Other Assets & Liabilities — (14.5)%
Investment Advisory Fees Payable		(8)
12b-1 Fees Payable
Class I		(1)
Class A		(1)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(2)
Payable for Collateral for Loaned Securities		(3,159)
Payable for Shares of Beneficial Interest Redeemed		(9)
Other		145

Total Other Assets & Liabilities		(3,038)

TOTAL NET ASSETS — 100.0%		$20,914

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$102,881
Undistributed Net Investment Income		83
Accumulated Net Realized Loss on Investments		(76,104)
Net Unrealized Depreciation on Investments		(5,946)

Total Net Assets		$20,914

Net Asset Value, Offering and Redemption Price Per Share — Class I ($13,246,827 ÷ 2,675,836 outstanding shares of beneficial interest)		$4.95

Net Asset Value and Redemption Price Per Share — Class A ($7,232,460 ÷ 1,530,139 outstanding shares of beneficial interest)		$4.73

Maximum Offering Price Per Share — Class A ($4.73 ÷ 94.50%)		$5.01

Net Asset Value and Offering Price Per Share — Class B ($386,706 ÷ 102,293 outstanding shares of beneficial interest)		$3.78

Net Asset Value and Offering Price Per Share — Class C ($47,910 ÷ 12,495 outstanding shares of beneficial interest)		$3.83

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $29,884.

Gross unrealized appreciation (000)	$667
Gross unrealized depreciation (000)	(6,599)

Net unrealized depreciation (000)	$(5,932)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,020.

‡	See Note 8 in Notes to Financial Statements.

(A) Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi - Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.3%
Consumer Discretionary — 8.9%
Aaron Rents	16,500	$436
Aeropostale*	8,200	124
Buffalo Wild Wings*#	5,900	135
Dick’s Sporting Goods*#	22,100	279
DXP Enterprises*	12,800	169
Foot Locker#	27,300	184
G-III Apparel Group	20,100	159
Strayer Education#	1,900	455
WMS Industries*	8,100	200
Wolverine World Wide	19,200	370

		2,511

Consumer Staples — 6.3%
Casey’s General Stores	13,000	386
Diamond Foods	15,000	453
Flowers Foods#	14,950	400
Nash-Finch#	11,700	525

		1,764

Energy — 3.5%
Cal Dive International#	79,000	483
Encore Energy Partners LP	9,800	141
Lufkin Industries	4,500	222
Tidewater	3,700	146

		992

Financials — 25.8%
Amerisafe*#	12,600	204
Arthur J Gallagher	15,200	377
Bancfirst	6,300	277
Beneficial Mutual Bancorp*#	37,400	440
Cash America International	13,400	362
Citizens#	35,800	338
City Holding	10,700	379
Community Bank System#	19,100	440
ESSA Bancorp#	15,300	206
EZCORP, Cl A*	20,500	338
Flushing Financial#	31,100	425
FPIC Insurance Group*	3,200	148
International Bancshares	11,300	266
Knight Capital Group, Cl A	34,500	571
LTC Properties REIT	15,700	306
Mid-America Apartment Communities REIT#	3,900	144
Nationwide Health Properties REIT#	15,100	342
Navigators Group*	6,600	358
Prosperity Bancshares#	6,700	221
SVB Financial Group*#	8,500	340
UMB Financial	9,700	464
Urstadt Biddle Properties, Cl A REIT	21,000	331

		7,277

Healthcare — 14.1%
Amedisys*#	8,400	327
AmSurg*	19,600	391
Bio-Rad Laboratories, Cl A*	4,200	311
Cardiac Science	35,700	233
Computer Programs & Systems	10,100	283
Emergent Biosolutions*	22,400	507
Icon, ADR*	12,400	263
Masimo*	6,100	166
Merit Medical Systems	11,400	165
Owens & Minor	5,800	241
PAREXEL International*	19,500	162
PharMerica*#	9,200	153
Techne*	6,500	403
United Therapeutics*	2,100	115
Universal Health Services, Cl B#	6,600	245

		3,965

Industrials — 15.9%
Aceto	35,700	316
AeroVironment	15,300	493
Applied Signal Technology	6,900	108
Exponent	10,800	330
Gardner Denver*	13,300	329
GATX#	10,600	298
Michael Baker	12,200	401
Navigant Consulting*#	19,800	375
NCI Building Systems*	11,100	169
Orbital Sciences*#	20,700	356
Stanley*	13,400	428
Textainer Group Holdings	20,700	210
Watson Wyatt Worldwide, Cl A#	10,200	411
Werner Enterprises#	14,400	250

		4,474

Information Technology — 14.9%
ANSYS*	8,700	251
Ciber*#	46,300	199
Comtech Telecommunications*	8,700	413
FLIR Systems*	4,600	143
Foundry Networks	32,500	503
Integral Systems*	16,200	389
Interwoven*	41,400	539
NetEase.com, ADR*	24,800	456
Shanda Interactive Entertainment, ADR*#	12,600	270
Skyworks Solutions*#	40,500	218
Synaptics*#	11,850	260
TTM Technologies*	31,100	159
Tyler Technologies*	32,800	414

		4,214

Materials — 2.7%
AptarGroup#	14,500	485
Balchem	10,700	278

		763

Telecommunication Services — 2.7%
NTELOS Holdings	10,500	233
Partner Communications, ADR#	21,000	328
Syniverse Holdings*	21,700	212

		773

Utilities — 4.5%
Avista#	22,300	394
Laclede Group#	8,600	453
South Jersey Industries#	6,700	261
UGI#	7,300	171

		1,279

Total Common Stocks
(Cost $32,276)		28,012

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.5%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $156)	155,737	$156

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $32,432)		28,168

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 26.8%
Affiliated Money Market Fund — 25.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,077,434	7,077

Money Market Fund — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	62,083	62

	Par (000)
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (A)	$207	207
0.750%, 04/15/09 (A)	207	207

		414

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	11	11

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $7,564)‡		7,564

TOTAL INVESTMENTS — 126.6%
(Cost $39,996)**		35,732

Other Assets & Liabilities — (26.6)%
Investment Advisory Fees Payable		(14)
12b-1 Fees Payable
Class I		(3)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(1)
Payable for Collateral for Loaned Securities		(7,564)
Payable for Shares of Beneficial Interest Redeemed		(1)
Other		73

Total Other Assets & Liabilities		(7,513)

TOTAL NET ASSETS — 100.0%		$28,219

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$44,311
Undistributed Net Investment Income		327
Accumulated Net Realized Loss on Investments		(12,155)
Net Unrealized Depreciation on Investments		(4,264)

Total Net Assets		$28,219

Net Asset Value, Offering and Redemption Price Per Share — Class I ($27,955,555 ÷ 3,863,821 outstanding shares of beneficial interest)		$7.24

Net Asset Value and Redemption Price Per Share — Class A ($263,580 ÷ 36,562 outstanding shares of beneficial interest)		$7.21

Maximum Offering Price Per Share — Class A ($7.21 ÷ 94.50%)		$7.63

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $39,788.

Gross unrealized appreciation (000)	$1,794
Gross unrealized depreciation (000)	(5,850)

Net unrealized depreciation (000)	$(4,056)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,930.

‡	See Note 8 in Notes to Financial Statements.

(A) Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi - Factor Small Cap Focused Value Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.6%
Consumer Discretionary — 6.5%
Genesco	1,200	$16
JAKKS Pacific*	1,200	22
Polaris Industries#	2,100	57
Regis	1,750	19
Rent-A-Center*	4,100	67
Wolverine World Wide	3,650	71

		252

Consumer Staples — 11.0%
Cal-Maine Foods#	3,050	77
Chattem*#	1,000	73
Fresh Del Monte Produce*#	1,950	49
Nash-Finch#	3,300	148
Prestige Brands Holdings	5,750	45
Ralcorp Holdings*#	550	34

		426

Energy — 2.1%
Hugoton Royalty Trust	2,350	48
San Juan Basin Royalty Trust#	1,100	32

		80

Financials — 33.5%
Aspen Insurance Holdings	1,050	19
Banco Latinoamericano de Exportaciones SA, Cl E	1,700	21
Beneficial Mutual Bancorp*	9,150	108
BioMed Realty Trust REIT	1,250	12
Cash America International	750	20
City Holding	1,850	66
Community Bank System	3,150	73
Community Trust Bancorp	1,850	60
DiamondRock Hospitality REIT	7,000	26
Endurance Specialty Holdings	2,050	55
Entertainment Properties Trust REIT	1,550	38
Extra Space Storage REIT#	3,650	32
Glacier Bancorp#	5,450	97
Interactive Brokers Group, Cl B*	4,550	83
IPC Holdings	2,250	63
Nationwide Health Properties REIT#	2,300	52
Navigators Group*	1,850	101
NBT Bancorp#	2,350	62
Platinum Underwriters Holdings	2,500	77
SVB Financial Group*#	1,950	78
United Bankshares#	2,200	73
Universal Health Realty Income Trust REIT	2,500	78

		1,294

Healthcare — 10.3%
AmSurg*	5,150	103
Chemed	700	29
LifePoint Hospitals*#	5,250	105
Perrigo#	3,250	112
RehabCare Group	2,200	32
Varian	450	16

		397

Industrials — 8.7%
Lennox International	3,298	91
Mueller Industries	1,500	35
Pacer International	5,900	57
Tredegar	5,300	84
United Stationers*	2,200	70

		337

Information Technology — 14.5%
Anixter International*#	1,150	31
Benchmark Electronics	5,400	69
Black Box	4,000	98
CSG Systems International	1,450	24
CTS	3,150	18
j2 Global Communications*	3,150	62
MKS Instruments*	2,250	32
Perot Systems, Cl A*	5,000	62
Plexus*	1,450	24
ScanSource*	1,200	20
Sybase*	4,800	118

		558

Materials — 1.2%
Sensient Technologies	1,850	45

Telecommunication Services — 1.4%
Syniverse Holdings*	5,350	52

Utilities — 10.4%
Cleco	1,400	33
El Paso Electric*	6,087	110
Laclede Group	1,850	97
NorthWestern	2,850	59
TECO Energy	6,400	83
UGI	900	21

		403

Total Common Stocks (Cost $4,731)		3,844

AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Money Market Fund, Class I†	9,245	9

(Cost $9)
Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $4,740)		3,853

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 26.7%
Affiliated Money Market Fund — 25.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	966,686	967

Money Market Fund — 0.2%
AIM STIT Liquid Assets Portfolio 2.230%, 12/01/08	8,480	8

	Par (000)
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (A)	$28	28
0.750%, 04/15/09 (A)	28	28

		56

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	$2	$2

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,033)‡		1,033

TOTAL INVESTMENTS — 126.5% (Cost $5,773)**		4,886

Other Assets & Liabilities — (26.5)%
12b-1 Fees Payable
Administration Fees Payable		(1)
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(1,033)
Other		10

Total Other Assets & Liabilities		(1,025)

TOTAL NET ASSETS — 100.0%		$3,861

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$6,472
Undistributed Net Investment Income		28
Accumulated Net Realized Loss on Investments		(1,752)
Net Unrealized Depreciation on Investments		(887)

Total Net Assets		$3,861

Net Asset Value, Offering and Redemption Price Per Share — Class I ($3,761,101 ÷ 618,287 outstanding shares of beneficial interest)		$6.08

Net Asset Value and Redemption Price Per Share — Class A ($92,067 ÷ 15,258 outstanding shares of beneficial interest)		$6.03

Maximum Offering Price Per Share — Class A ($6.03 ÷ 94.50%)		$6.38

Net Asset Value and Offering Price Per Share — Class C ($7,773 ÷ 1,288 outstanding shares of beneficial interest)		$6.04

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $5,777.

Gross unrealized appreciation (000)	$166
Gross unrealized depreciation (000)	(1,057)

Net unrealized depreciation (000)	$(891)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $997.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi - Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 13.1%
Aaron Rents	2,800	$74
Buffalo Wild Wings*#	1,700	39
DeVry	900	52
Matthews International, Cl A	1,000	41
Monro Muffler	1,200	24
Panera Bread#	1,200	53
PetMed Express#	3,600	65
Steven Madden	2,300	39
Strayer Education	400	96
Unifirst	2,100	58

		541

Consumer Staples — 6.5%
BJ’s Wholesale Club*#	1,600	57
Flowers Foods	2,000	54
Inter Parfums	3,650	27
Pantry	900	17
Ruddick#	1,000	27
Spartan Stores	1,800	43
TreeHouse Foods*#	1,900	45

		270

Energy — 1.7%
Atwood Oceanics*	1,500	27
Core Laboratories NV	400	27
Cross Timbers Royalty Trust#	600	17

		71

Financials — 11.9%
American Physicians Capital	900	34
Bancfirst	700	31
Bank of the Ozarks	1,500	41
Citizens#	5,600	53
ESSA Bancorp	1,800	24
EZCORP, Cl A*	6,000	99
Life Partners Holdings#	1,700	61
Nationwide Health Properties REIT#	2,200	50
NewAlliance Bancshares	4,100	56
Urstadt Biddle Properties, Cl A REIT	2,800	44

		493

Healthcare — 23.1%
Alexion Pharmaceuticals*	1,500	51
Alnylam Pharmaceuticals*#	1,200	22
Amedisys*#	1,900	74
Bio-Rad Laboratories, Cl A*	400	30
Cardiac Science	5,500	36
Computer Programs & Systems	1,500	42
Corvel*	2,800	62
Emergent Biosolutions*	3,900	88
Ensign Group	1,500	22
Haemonetics*	1,000	57
Icon, ADR*	1,600	34
Immucor	800	19
Isis Pharmaceuticals*#	3,200	37
Landauer	900	52
Lincare Holdings*	2,800	67
OSI Pharmaceuticals*#	1,800	67
PAREXEL International*	2,900	24
Res-Care*	2,800	37
STERIS	700	19
Techne*	1,200	74
US Physical Therapy*	3,500	42

		956

Industrials — 15.9%
Aceto	5,300	47
Applied Signal Technology	3,300	52
Axsys Technologies*	500	35
Curtiss-Wright	800	27
EMCOR Group*	3,100	49
Exponent	1,600	49
Gardner Denver*	1,700	42
KHD Humboldt Wedag International*#	2,700	28
Michael Baker	2,400	79
Pacer International	3,100	30
Teledyne Technologies*	1,200	49
Wabtec	1,500	58
Waste Connections*	1,200	34
Watson Wyatt Worldwide, Cl A#	2,000	80

		659

Information Technology — 17.0%
ANSYS*	860	25
Avocent*	3,200	60
Compuware*	2,900	18
FLIR Systems*	800	25
Informatica*	5,650	78
Integral Systems*	3,800	91
Interwoven*	5,600	73
NetEase.com, ADR*#	2,000	37
Parametric Technology	2,900	34
SkillSoft, ADR*	7,900	47
Solera Holdings*	3,300	65
Sybase*	3,200	79
TNS*	2,700	23
Tyler Technologies*	3,900	49

		704

Materials — 4.3%
AptarGroup#	1,900	64
Greif, Cl A	800	26
Zep	4,900	89

		179

Telecommunication Services — 3.3%
Iowa Telecommunications Services	2,000	31
Partner Communications, ADR#	2,000	31
Premiere Global Services*	6,300	39
Syniverse Holdings*	3,500	34

		135

Utilities — 1.8%
Cia Paranaense de Energia, ADR	4,300	51
ITC Holdings	600	25

		76

Total Common Stocks (Cost $4,888)		4,084

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Money Market Fund, Class I†	40,696	$41

(Cost $41)
Total Investments Before Collateral for Loaned Securities – 99.6% (Cost $4,929)		4,125

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.5%
Affiliated Money Market Fund — 19.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	795,960	796

Money Market Fund — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	6,979	7

	Par (000)
Medium Term Notes — 1.1%
Morgan Stanley
0.700%, 04/03/09 (A)	$23	23
0.750%, 04/15/09 (A)	23	23

		46

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	1	1

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $850)‡		850

TOTAL INVESTMENTS — 120.1% (Cost $5,779)**		4,975

Other Assets & Liabilities — (20.1)%
12b-1 Fees Payable
Administration Fees Payable		(1)
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(850)
Payable for Investments Purchased		(24)
Other		43

Total Other Assets & Liabilities		(833)

TOTAL NET ASSETS — 100.0%		$4,142

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$5,855
Accumulated Net Realized Loss on Investments		(909)
Net Unrealized Depreciation on Investments		(804)

Total Net Assets		$4,142

Net Asset Value, Offering and Redemption Price Per Share — Class I ($4,104,235 ÷ 575,906 outstanding shares of beneficial interest)		$7.13

Net Asset Value and Redemption Price Per Share — Class A ($37,735 ÷ 5,331 outstanding shares of beneficial interest)		$7.08

Maximum Offering Price Per Share — Class A ($7.08 ÷ 94.50%)		$7.49

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $5,780.

Gross unrealized appreciation (000)	$293
Gross unrealized depreciation (000)	(1,098)

Net unrealized depreciation (000)	$(805)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $817.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 5.4%
Build-A-Bear Workshop#	62,000	$276
Callaway Golf#	37,150	374
Genesco	58,400	786
JAKKS Pacific*#	55,100	986
Movado Group	42,700	576
Pre-Paid Legal Services*#	19,850	794
Regis	26,550	292
Rent-A-Center*	65,550	1,076
Wolverine World Wide#	17,950	346

		5,506

Consumer Staples — 7.4%
BJ’s Wholesale Club*#	38,250	1,369
Cal-Maine Foods#	22,900	577
Casey’s General Stores	18,200	540
Chattem*#	8,450	613
Flowers Foods#	17,050	457
Fresh Del Monte Produce*#	15,300	386
Herbalife	30,400	540
Nash-Finch#	31,900	1,431
NBTY*	32,100	468
Ralcorp Holdings*	4,900	306
TreeHouse Foods*#	22,650	539
Universal	9,250	296

		7,522

Energy — 2.4%
BP Prudhoe Bay Royalty Trust#	5,150	364
Hugoton Royalty Trust	24,850	503
Oceaneering International*	9,180	237
Permian Basin Royalty Trust#	25,600	448
Sabine Royalty Trust#	11,000	463
San Juan Basin Royalty Trust#	16,600	490

		2,505

Financials — 35.9%
Amerisafe*#	94,650	1,533
Aspen Insurance Holdings#	63,900	1,178
Bancfirst	30,050	1,320
Banco Latinoamericano de Exportaciones SA, Cl E#	40,750	516
BanColombia SA, ADR	28,700	584
Beneficial Mutual Bancorp*#	55,700	655
BioMed Realty Trust REIT	58,654	547
BRE Properties REIT#	15,750	463
Cash America International	46,500	1,256
City Holding#	35,702	1,265
Community Bank System	32,400	747
Community Trust Bancorp	14,800	483
Corporate Office Properties Trust REIT	38,948	1,157
Cullen/Frost Bankers	10,650	577
Delphi Financial Group, Cl A#	19,700	238
Digital Realty Trust REIT#	37,789	1,034
Encore Capital Group	56,500	472
Endurance Specialty Holdings#	36,200	975
Entertainment Properties Trust REIT#	23,700	581
Extra Space Storage REIT#	80,550	713
Financial Federal	26,500	509
First Financial Bancorp#	36,500	456
First Niagara Financial Group#	100,027	1,551
Interactive Brokers Group, Cl B*	43,150	787
International Bancshares	64,650	1,519
MB Financial	19,800	517
Meadowbrook Insurance Group#	103,550	581
Montpelier Re Holdings#	35,900	494
National Penn Bancshares#	38,368	590
Navigators Group*	25,100	1,363
NBT Bancorp#	23,400	621
Nelnet, Cl A	32,000	421
Odyssey Re Holdings	27,900	1,255
Oriental Financial Group	37,000	232
PMA Capital	57,200	289
Portfolio Recovery Associates*#	10,600	358
Potlatch REIT	24,400	651
Selective Insurance Group#	37,350	858
Senior Housing Properties Trust REIT#	76,950	1,072
Signature Bank*	19,550	583
Southwest Bancorp	55,100	787
Sterling Bancshares#	142,105	952
Sun Bancorp*#	46,732	366
SVB Financial Group*#	18,000	721
Texas Capital Bancshares*#	30,600	491
Tompkins Financial	6,700	368
UMB Financial	11,150	533
United America Indemnity*	69,814	901
Washington Real Estate Investment Trust REIT	19,800	524

		36,644

Healthcare — 10.5%
AMERIGROUP*	25,550	628
AmSurg*	52,300	1,042
Bio-Rad Laboratories, Cl A*	12,450	923
Cardiac Science	48,500	317
Chemed	13,600	554
Conmed*#	26,050	613
Cross Country Healthcare*	41,100	358
Dionex*	8,800	451
Emergency Medical Services*	20,200	685
Emergent Biosolutions*	14,800	335
HealthSpring*	45,600	665
Invacare	25,850	382
Molina Healthcare*#	19,900	472
Owens & Minor	13,350	554
Perrigo#	44,400	1,528
RehabCare Group#	28,100	409
Triple-S Management#	28,100	306
Viropharma*	48,900	553

		10,775

Industrials — 10.3%
Actuant#	21,200	380
Aecom Technology*	29,350	778
Ceradyne	36,800	966
Dynamex	15,900	291
EMCOR Group*	26,050	411
Interline Brands*#	68,300	631
Kennametal	33,150	620
Lennox International#	32,250	891
Mueller Industries#	23,400	545
Pacer International#	88,950	862
Regal-Beloit#	24,150	812
School Specialty*#	24,100	386
Tredegar	22,700	357
United Stationers*#	25,350	806

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Waste Connections*	24,720	$698
Watts Water Technologies	18,900	425
Werner Enterprises#	37,900	659

		10,518

Information Technology — 15.5%
Anixter International*#	9,500	260
Avocent*	21,700	408
AVX	47,000	411
Benchmark Electronics	27,600	350
Black Box	28,800	705
CACI International, Cl A*	15,750	699
Coherent*	16,750	417
CSG Systems International	29,100	490
CTS	61,850	342
Cymer	13,800	324
Digital River*	18,900	399
Interwoven*	62,000	807
j2 Global Communications*#	31,900	623
Jack Henry & Associates	34,050	627
Littelfuse*#	18,700	281
Mantech International, Cl A*	31,500	1,714
MKS Instruments*	43,100	617
MTS Systems	16,750	436
Multi-Fineline Electronix*#	56,450	589
Perot Systems, Cl A*	33,050	413
Plexus*	23,900	399
QLogic*	37,550	399
Rogers	10,900	307
Semtech*#	49,900	565
Sybase*#	72,070	1,776
SYNNEX*#	39,100	409
TIBCO Software*#	108,300	524
TTM Technologies*	114,700	586

		15,877

Materials — 1.7%
Royal Gold	18,650	746
Sensient Technologies	40,400	971

		1,717

Telecommunication Services — 0.8%
Premiere Global Services*	35,820	218
Syniverse Holdings*#	61,300	599

		817

Utilities — 8.3%
Cleco#	57,000	1,344
El Paso Electric*#	63,600	1,146
Northwest Natural Gas	27,600	1,379
NorthWestern	15,800	326
Piedmont Natural Gas#	23,350	785
Portland General Electric	38,900	712
TECO Energy	30,100	391
Westar Energy#	31,150	630
WGL Holdings	47,500	1,715

		8,428

Total Common Stocks (Cost $124,178)		100,309

AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $1,834)	1,834,052	1,834

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $126,012)		102,143

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.8%
Affiliated Money Market Fund — 23.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	23,709,204	23,709

Money Market Fund — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	207,975	208

	Par (000)
Medium Term Notes — 1.4%
Morgan Stanley
0.700%, 04/03/09 (A)	$693	693
0.750%, 04/15/09 (A)	693	694

		1,387

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	38	38

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $25,342)‡		25,342

TOTAL INVESTMENTS — 124.8% (Cost $151,354)**		127,485
Other Assets & Liabilities — (24.8)%
Investment Advisory Fees Payable		(85)
12b-1 Fees Payable
Class I		(9)
Class A		(3)
Class B		(1)
Class C		(1)
Administration Fees Payable		(6)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(56)
Payable for Collateral for Loaned Securities		(25,342)
Payable for Shares of Beneficial Interest Redeemed		(189)
Other		331

Total Other Assets & Liabilities		(25,364)

TOTAL NET ASSETS — 100.0%		$102,118

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$176,682
Undistributed Net Investment Income	570
Accumulated Net Realized Loss on Investments and Futures	(51,265)
Net Unrealized Depreciation on Investments	(23,869)

Total Net Assets	$102,118

Net Asset Value, Offering and Redemption Price Per Share — Class I ($76,164,121 ÷ 8,269,234 outstanding shares of beneficial interest)	$9.21

Net Asset Value and Redemption Price Per Share — Class A ($19,351,222 ÷ 2,272,102 outstanding shares of beneficial interest)	$8.52

Maximum Offering Price Per Share — Class A ($8.52 ÷ 94.50%)	$9.02

Net Asset Value and Offering Price Per Share — Class B ($4,254,592 ÷ 553,248 outstanding shares of beneficial interest)	$7.69

Net Asset Value and Offering Price Per Share — Class C ($2,348,175 ÷ 306,378 outstanding shares of beneficial interest)	$7.66

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $153,186.

Gross unrealized appreciation (000)	$4,608
Gross unrealized depreciation (000)	(30,309)

Net unrealized depreciation (000)	$(25,701)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $23,103.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 7.9%
Abercrombie & Fitch#	612	$12
Amazon.com*	4,213	180
Apollo Group*#	1,326	102
AutoNation*#	1,302	11
AutoZone*	505	55
Bed Bath & Beyond*	3,361	68
Best Buy	4,460	92
Big Lots*#	1,018	18
Black & Decker	866	37
Carnival	5,835	123
CBS, Cl B	8,780	58
Centex	1,619	15
Coach*	4,588	82
Comcast, Cl A	37,938	658
D. R. Horton	4,055	28
Darden Restaurants	1,814	33
DIRECTV Group*	7,317	161
Eastman Kodak#	3,445	26
Expedia*	1,953	16
Family Dollar Stores	2,062	57
Ford Motor*#	29,200	79
Fortune Brands	2,048	77
GameStop*	1,933	42
Gannett#	2,757	24
Gap	6,193	81
General Motors#	7,311	38
Genuine Parts	1,769	69
Goodyear Tire & Rubber*	2,697	17
H&R Block	4,776	91
Harley-Davidson#	3,164	54
Harman International Industries	439	7
Hasbro	1,768	47
Home Depot	22,185	513
International Game Technology	3,021	32
Interpublic Group*	5,304	22
JC Penney	2,955	56
Johnson Controls	7,668	135
Jones Apparel Group	1,034	5
KB Home#	1,075	13
Kohl’s*	3,915	128
Leggett & Platt	2,362	35
Lennar, Cl A#	2,064	15
Limited Brands	4,387	41
Liz Claiborne	1,224	4
Lowe’s	19,490	403
Macy’s	5,500	41
Marriott, Cl A	3,939	66
Mattel	4,351	59
McDonald’s	14,714	864
McGraw-Hill	4,438	111
Meredith#	475	8
New York Times, Cl A#	1,682	13
Newell Rubbermaid	3,757	50
News	28,776	227
NIKE, Cl B	5,129	273
Nordstrom#	2,100	24
Office Depot*	3,550	7
Omnicom Group	3,987	113
Polo Ralph Lauren	733	32
Pulte Homes	2,984	32
RadioShack	1,499	15
Scripps Networks Interactive#	1,161	32
Sears Holdings*#	729	26
Sherwin-Williams	1,361	80
Snap-On Tools	745	27
Stanley Works	1,090	35
Staples	9,321	162
Starbucks*	9,328	83
Starwood Hotels & Resorts Worldwide	2,153	36
Target	9,574	323
Tiffany	1,160	23
Time Warner	45,974	416
TJX	5,415	124
VF	1,106	58
Viacom, Cl B*	7,290	116
Walt Disney	24,199	545
Washington Post	51	20
Whirlpool#	956	38
Wyndham Worldwide#	2,088	10
Wynn Resorts#	690	27
Yum! Brands	6,078	164

		8,140

Consumer Staples — 12.9%
Altria Group	26,429	425
Archer-Daniels-Midland	8,718	239
Avon Products	5,497	116
Brown-Forman, Cl B	1,231	54
Campbell Soup	2,822	90
Clorox Co	1,918	113
Coca-Cola	25,669	1,203
Coca-Cola Enterprises	3,123	29
Colgate-Palmolive	6,696	436
ConAgra Foods	5,676	84
Constellation Brands, Cl A*	2,503	32
Costco Wholesale	5,763	297
CVS Caremark	18,532	536
Dean Foods*	1,967	29
Dr Pepper Snapple Group	3,195	52
Estee Lauder, Cl A	1,545	43
General Mills	4,402	278
H.J. Heinz	4,032	157
Hershey	2,457	88
J.M. Smucker	1,519	69
Kellogg	3,471	151
Kimberly-Clark	5,424	313
Kraft Foods	19,601	533
Kroger	8,457	234
Lorillard	2,189	132
McCormick & Company	1,554	46
Molson Coors Brewing	1,945	86
Pepsi Bottling Group	1,763	32
PepsiCo	20,369	1,155
Philip Morris International	26,481	1,116
Procter & Gamble	38,971	2,508
Reynolds American	1,799	74
Safeway	5,622	123
Sara Lee	9,452	87
SUPERVALU	2,741	33
SYSCO	7,872	185
Tyson Foods, Cl A	2,830	19
UST	1,905	131
Walgreen	12,369	306
Wal-Mart Stores	29,286	1,636

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Whole Foods Market#	1,641	$17

		13,287

Energy — 14.0%
Anadarko Petroleum	6,113	251
Apache	4,348	336
Baker Hughes	3,831	133
BJ Services	3,666	44
Cabot Oil & Gas	1,335	40
Cameron International*	2,895	61
Chesapeake Energy	6,499	112
Chevron	26,529	2,096
ConocoPhillips	19,578	1,028
Consol Energy	2,365	69
Devon Energy	5,739	415
El Paso	8,575	63
ENSCO International	1,850	60
EOG Resources	3,249	276
ExxonMobil	67,113	5,379
Halliburton	10,834	191
Hess	3,575	193
Marathon Oil	8,770	230
Massey Energy	1,091	17
Murphy Oil	2,455	108
Nabors Industries*	3,196	46
National Oilwell Varco*	5,453	154
Noble	3,423	92
Noble Energy	2,287	120
Occidental Petroleum	10,599	574
Peabody Energy	3,575	84
Pioneer Natural Resources	1,395	28
Range Resources	2,071	86
Rowan	1,286	22
Schlumberger	15,522	788
Smith International	2,594	76
Southwestern Energy*	4,535	156
Spectra Energy	7,940	129
Sunoco	1,590	63
Tesoro Petroleum#	1,976	18
TransOcean*	4,143	277
Valero Energy	6,545	120
Weatherford International*	8,789	112
Williams	7,053	114
XTO Enegy	7,160	274

		14,435

Financials — 13.1%
AFLAC	6,254	290
AIG	34,848	70
Allstate	6,993	178
American Capital#	2,673	11
American Express	14,971	349
Ameriprise Financial	2,486	46
AON	3,727	169
Apartment Investment & Management, Cl A REIT#	1,105	13
Assurant	1,221	27
AvalonBay Communities REIT	994	60
Bank of America	64,614	1,050
Bank of New York Mellon	14,361	434
BB&T#	7,236	217
Boston Properties REIT#	1,505	80
Capital One Financial	4,977	171
CB Richard Ellis Group, Cl A*	2,221	10
Charles Schwab	12,046	221
Chubb	4,772	245
Cincinnati Financial	2,097	61
CIT Group#	4,318	14
Citigroup	70,520	585
CME Group	866	184
Comerica	1,942	44
Developers Diversified Realty REIT	1,629	8
Discover Financial Services	5,958	61
E*Trade Financial*#	8,991	12
Federated Investors, Cl B	597	12
Fifth Third Bancorp#	7,457	71
First Horizon National#	2,759	30
Franklin Resources	1,966	119
Genworth Financial, Cl A	5,975	9
Goldman Sachs Group	5,574	440
Hartford Financial Services	3,889	33
HCP REIT	3,365	70
Host Hotels & Resorts REIT	7,106	53
Hudson City Bancorp	7,208	120
Huntington Bancshares#	4,346	35
IntercontinentalExchange*	901	66
Invesco	4,994	63
Janus Capital Group	2,064	17
JPMorgan Chase	47,508	1,504
KeyCorp	6,388	60
Kimco Realty REIT	3,099	44
Legg Mason	1,830	33
Leucadia National#	2,110	41
Lincoln National	3,316	46
Loews	4,771	131
M&T Bank#	1,013	65
Marsh & McLennan	7,030	179
Marshall & Ilsley#	3,350	52
MBIA#	2,524	15
Merrill Lynch	19,776	261
MetLife	9,878	284
Moody’s#	2,641	57
Morgan Stanley	14,320	211
NASDAQ OMX Group	1,662	36
National City#	26,965	54
Northern Trust	2,854	131
NYSE Euronext	3,247	77
Paychex	4,037	114
People’s United Financial	4,454	85
Plum Creek Timber REIT	2,338	83
PNC Financial Services Group	4,474	236
Principal Financial Group	3,431	47
Progressive	8,925	134
Prologis REIT	2,963	11
Prudential Financial	5,635	122
Public Storage REIT	1,602	112
Regions Financial	8,972	91
Simon Property Group REIT	2,906	138
SLM*	4,587	42
Sovereign Bancorp	7,387	18
State Street	5,575	235
SunTrust Banks	4,567	145
T. Rowe Price Group	3,569	122
Torchmark	1,124	41
Travelers	7,762	339

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
U.S. Bancorp	22,587	$609
Unum Group	4,597	69
Vornado Realty Trust REIT#	1,869	100
Wachovia	27,877	157
Wells Fargo	47,974	1,386
XL Capital, Cl A	4,029	20
Zions Bancorp#	1,556	50

		13,535

Healthcare — 13.8%
Abbott Laboratories	20,017	1,049
Aetna	6,089	133
Allergan	3,641	137
AmerisourceBergen	2,045	64
Amgen*	13,889	771
Barr Pharmaceuticals*	1,405	92
Baxter International	8,522	451
Becton Dickinson	3,144	200
Biogen Idec*	3,575	151
Boston Scientific*	19,401	120
Bristol-Myers Squibb	25,627	530
C.R. Bard	1,419	116
Cardinal Health	4,638	151
Celgene*	5,979	312
Cephalon#	879	65
CIGNA	3,544	43
Coventry Health Care*	1,703	21
Covidien	6,498	239
DaVita*	1,348	68
DENTSPLY International	1,947	51
Eli Lilly	12,845	439
Express Scripts*	3,397	195
Forest Laboratories*	3,453	83
Genzyme*	3,490	223
Gilead Sciences*	12,164	545
Hospira*	1,648	49
Humana*#	2,076	63
IMS Health	2,156	28
Intuitive Surgical*	500	66
Johnson & Johnson	36,161	2,118
King Pharmaceuticals*	2,485	24
Laboratory Corp. of America Holdings*	1,389	88
Life Technologies	1,634	43
McKesson	3,317	116
Medco Health Solutions*	6,727	283
Medtronic	14,495	442
Merck	27,538	736
Millipore*	518	26
Mylan Laboratories*#	4,991	47
Patterson*	1,177	22
PerkinElmer	1,595	29
Pfizer	87,512	1,438
Quest Diagnostics	2,126	99
Schering-Plough	20,329	342
St. Jude Medical*	4,489	126
Stryker	2,927	114
Tenet Healthcare*	5,908	7
Thermo Fisher Scientific*	5,471	195
UnitedHealth Group	15,468	325
Varian Medical Systems*	1,611	65
Waters*	1,034	43
Watson Pharmaceuticals*	1,349	32
WellPoint*	6,389	227
Wyeth	17,042	614
Zimmer Holdings*	2,813	105

		14,161

Industrials — 10.5%
3M	9,025	604
Allied Waste Industries*	3,909	42
Avery Dennison	1,374	43
Boeing	9,228	393
Burlington Northern Santa Fe	3,652	280
C.H. Robinson Worldwide	2,434	124
Caterpillar	7,859	322
Cintas#	1,843	44
Cooper Industries, Cl A	1,855	45
CSX	5,215	194
Cummins	2,617	67
Danaher	3,295	183
Deere	5,514	192
Dover	2,291	68
Eaton	2,003	93
Emerson Electric	10,019	360
Equifax	1,456	37
Expeditors International Washington	2,750	92
Fastenal#	2,168	83
FedEx	4,208	297
Flowserve	845	43
Fluor	2,390	109
General Dynamics	5,251	271
General Electric	135,226	2,322
Goodrich	1,440	48
Honeywell International	9,457	263
Illinois Tool Works	4,839	165
Ingersoll-Rand, Cl A	4,240	66
ITT Industries	2,168	91
Jacobs Engineering Group*	1,695	76
L-3 Communications Holdings	1,709	115
Manitowoc	1,192	9
Masco	4,675	45
Monster Worldwide*#	958	11
Norfolk Southern	5,040	249
Northrop Grumman	4,483	184
PACCAR	4,216	118
Pall	1,244	34
Parker Hannifin	2,335	96
Pitney Bowes	2,682	66
Precision Castparts	1,760	110
Raytheon	5,689	278
Robert Half	2,277	48
Rockwell Automation	1,320	41
Rockwell Collins	1,818	62
RR Donnelley & Sons	1,878	24
Ryder System	795	29
Southwest Airlines	10,346	90
Stericycle*	1,112	64
Textron	2,876	44
Tyco International	6,131	128
Union Pacific	6,721	336
United Parcel Service, Cl B	13,093	754
United Technologies	12,461	605
W.W. Grainger	835	59

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Waste Management	5,470	$160

		10,776

Information Technology — 14.7%
Adobe Systems*	6,832	158
Advanced Micro Devices*#	9,755	23
Affiliated Computer Services, Cl A*	1,110	45
Agilent Technologies*	4,617	87
Akamai Technologies*	1,904	23
Altera	4,073	60
Amphenol	2,272	53
Analog Devices	3,024	52
Apple*	11,439	1,060
Applied Materials	17,325	166
Autodesk*	3,016	50
Automatic Data Processing	6,378	262
BMC Software*	2,453	61
Broadcom, Cl A*	5,698	87
CA	5,086	86
Ciena*	591	4
Cisco Systems*	76,877	1,272
Citrix Systems*	2,354	63
Cognizant Technology Solutions, Cl A*	3,765	72
Computer Sciences*	1,775	49
Compuware*	2,575	16
Convergys*	1,795	11
Corning	20,088	181
Dell*	22,506	251
eBay*	14,107	185
Electronic Arts*	3,596	69
EMC*	26,737	283
Fidelity National Information Services	2,449	42
Fiserv*	1,996	68
Google, Cl A*	3,086	904
Harris	1,732	60
Hewlett-Packard	31,564	1,114
Intel	72,774	1,004
International Business Machines	17,482	1,427
Intuit*	4,478	99
Jabil Circuit#	3,281	22
JDS Uniphase*	4,241	12
Juniper Networks*	7,223	126
KLA-Tencor	2,014	38
Lexmark International, Cl A*	1,443	38
Linear Technology#	3,184	64
LSI*	8,311	22
Mastercard#	934	136
MEMC Electronic Materials*	2,694	41
Microchip Technology#	2,128	39
Micron Technology*#	9,398	26
Microsoft	101,394	2,050
Molex	1,978	27
Motorola	30,241	130
National Semiconductor	2,811	31
NetApp*	4,130	56
Novell*	5,070	23
Novellus Systems*#	1,443	18
NVIDIA*	7,186	54
Oracle*	51,096	822
QLogic*	1,534	16
QUALCOMM	21,469	721
Salesforce.com*	1,204	34
SanDisk*	3,143	25
Sun Microsystems*	8,932	28
Symantec*	10,836	130
Tellabs*	5,134	21
Teradata*	2,305	31
Teradyne*	2,973	11
Texas Instruments	16,927	264
Total System Services	1,649	24
Tyco Electronics	5,846	96
VeriSign*	2,609	56
Western Union	9,567	127
Xerox	10,622	74
Xilinx	3,703	61
Yahoo!*	17,894	206

		15,147

Materials — 3.0%
Air Products & Chemicals	2,647	126
AK Steel Holding	1,341	11
Alcoa	9,849	106
Allegheny Technologies	1,329	31
Ashland (D)	—	—
Ball	963	35
Bemis	1,694	46
CF Industries Holdings	683	36
Dow Chemical	11,944	222
E.I. DuPont de Nemours	11,649	292
Eastman Chemical	923	30
Ecolab	2,342	90
Freeport-McMoRan Copper & Gold	5,260	126
International Flavors & Fragrances	1,172	36
International Paper	5,152	64
MeadWestvaco	2,076	24
Monsanto	7,138	565
Newmont Mining	5,897	198
Nucor	4,251	152
Pactiv*	2,070	52
PPG Industries#	2,169	95
Praxair	4,067	240
Rohm & Haas	1,830	125
Sealed Air	1,964	31
Sigma-Aldrich	1,691	73
Titanium Metals#	1,098	9
United States Steel	1,517	46
Vulcan Materials#	1,493	90
Weyerhaeuser	2,788	105

		3,056

Producer Durables — 0.3%
Lockheed Martin	4,417	341

Telecommunication Services — 3.7%
American Tower, Cl A*	5,218	142
AT&T	75,890	2,167
CenturyTel	1,411	38
Embarq	1,840	60
Frontier Communications	3,271	29
Qwest Communications#	20,116	64
Sprint Nextel	36,316	101
Verizon Communications	36,772	1,201
Windstream	5,689	50

		3,852

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 4.2%
AES*	7,317	$56
Allegheny Energy	2,058	72
Ameren	2,645	94
American Electric Power	4,598	144
CenterPoint Energy	4,539	59
CMS Energy#	2,498	25
Consolidated Edison	3,528	142
Constellation Energy Group	2,310	56
Dominion Resources	7,492	276
DTE Energy	1,898	71
Duke Energy	16,566	258
Dynegy, Cl A*	3,415	8
Edison International	3,715	124
Entergy	2,469	210
Equity Residential REIT	3,692	112
Exelon	8,680	488
FirstEnergy	4,006	235
FPL Group	5,222	255
Integrys Energy Group	1,030	45
Nicor#	533	22
NiSource	3,664	44
Pepco Holdings	2,199	39
PG&E	4,643	177
Pinnacle West Capital	1,308	40
PPL	4,721	160
Progress Energy	3,179	126
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	6,564	203
Questar	2,049	66
Sempra Energy	3,012	141
Southern	10,262	373
TECO Energy	1,743	23
Wisconsin Energy	1,509	66
Xcel Energy	5,760	108

		4,318

Total Common Stocks
(Cost $115,462)		101,048

EXCHANGE TRADED FUNDS — 0.6%
iShares S&P 500® Index Fund#	4,500	405
S&P Depository Receipt, Trust Series 1	3,000	270

Total Exchange Traded Funds (Cost $890)		675

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B)	5,934	—

(Cost $– )
AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market
Fund, Class I†	780,624	781

(Cost $781)
Total Investments Before Collateral for Loaned Securities – 99.5% (Cost $117,133)		102,504

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 2.2%
Affiliated Money Market Fund — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,114,148	$2,114

Money Market Fund — 0.0%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	18,545	19

	Par (000)
Medium Term Notes — 0.1%
Morgan Stanley
0.700%, 04/03/09 (C)	$62	62
0.750%, 04/15/09 (C)	62	62

		124

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	3	3

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $2,260)‡		2,260

TOTAL INVESTMENTS — 101.7% (Cost $119,393)**		104,764

Other Assets & Liabilities — (1.7)%
Investment Advisory Fees Payable		(17)
12b-1 Fees Payable
Class I		(1)
Administration Fees Payable		(6)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(21)
Payable for Collateral for Loaned Securities		(2,260)
Payable for Investments Purchased		(42)
Payable for Shares of Beneficial Interest Redeemed		(89)
Other		657

Total Other Assets & Liabilities		(1,783)

TOTAL NET ASSETS — 100.0%		$102,981

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$123,482
Undistributed Net Investment Income	456
Accumulated Net Realized Loss on Investments and Futures	(6,364)
Net Unrealized Depreciation on Investments and Futures	(14,593)

Total Net Assets	$102,981

Net Asset Value, Offering and Redemption Price Per Share — Class I ($84,409,459 ÷ 11,699,303 outstanding shares of beneficial interest)	$7.21

Net Asset Value and Redemption Price Per Share — Class A ($15,895,544 ÷ 2,209,994 outstanding shares of beneficial interest)	$7.19

Maximum Offering Price Per Share — Class A ($7.19 ÷ 97.50%)	$7.37

Net Asset Value and Offering Price Per Share — Class B ($1,596,956 ÷ 223,745 outstanding shares of beneficial interest)	$7.14

Net Asset Value and Offering Price Per Share — Class C ($1,079,487 ÷ 150,970 outstanding shares of beneficial interest)	$7.15

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $123,420.

Gross unrealized appreciation (000)	$12,963
Gross unrealized depreciation (000)	(31,619)

Net unrealized depreciation (000)	$(18,656)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $2,099.

‡	See Note 8 in Notes to Financial Statements.

(A)	Security fair valued using methods determined in good faith by the Board of Trustees.

(B)	Illiquid Security.

(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(D)	Par and Value are less than $500.

Cl — Class

CVO — Contingent Value Obligation

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	5	$1,083	12/20/08	$36

Cash in the amount of $123,750 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.1%
Consumer Discretionary — 11.4%
Brown Shoe	157,310	$887
Carter’s*	115,930	2,192
Gildan Activewear*#	68,310	1,164
NetFlix*#	143,920	3,307
Penn National Gaming*	65,560	1,390
Snap-On Tools	19,610	707
Sonic*#	129,690	1,096
Strayer Education	17,470	4,186
Tractor Supply*	19,150	735

		15,664

Consumer Staples — 4.8%
Chattem*#	71,680	5,202
Corn Products International	50,560	1,385

		6,587

Energy — 4.7%
Alon USA Energy#	142,040	1,394
ATP Oil & Gas*#	93,620	625
Atwood Oceanics*	57,750	1,045
Encore Acquisition*	60,940	1,611
ION Geophysical*#	172,810	519
Oil States International*	63,880	1,368

		6,562

Financials — 19.7%
Affiliated Managers Group*#	56,850	1,592
BancorpSouth#	35,090	780
CapitalSource REIT#	258,080	1,345
FirstService*	288,300	3,748
Glacier Bancorp#	163,020	2,898
Lazard, Cl A#	128,570	4,019
Montpelier Re Holdings#	177,130	2,439
Pinnacle Financial Partners*#	108,030	2,971
Portfolio Recovery Associates*#	116,320	3,927
Prosperity Bancshares#	44,750	1,477
Sierra Bancorp#	19,700	398
Valley National Bancorp#	81,010	1,566

		27,160

Healthcare — 6.3%
Bio-Reference Labs*	132,518	2,954
Cubist Pharmaceuticals*	27,640	679
NuVasive*#	95,410	3,287
Pharmaceutical Product Development	68,910	1,815

		8,735

Industrials — 19.7%
AAR*#	139,360	2,361
American Reprographics*	115,730	906
BE Aerospace*	117,500	961
Curtiss-Wright	21,400	715
Esterline Technologies*	114,140	4,213
Graco#	92,740	1,990
Houston Wire & Cable#	215,820	1,679
Huron Consulting Group*	63,010	3,283
ICF International*#	224,860	4,407
IDEX	155,395	3,574
Regal-Beloit	45,120	1,518
Shaw Group (The)*	47,120	867
United Stationers*	21,120	672

		27,146

Information Technology — 21.2%
ANSYS*	92,640	2,674
Comtech Telecommunications*	103,070	4,889
Digital River*	142,330	3,007
FactSet Research Systems#	87,420	3,497
FLIR Systems*	115,800	3,592
j2 Global Communications*#	251,355	4,906
OSI Systems*	94,650	1,314
Perot Systems, Cl A*	190,420	2,376
Trimble Navigation*	144,550	2,943

		29,198

Materials — 6.8%
AptarGroup#	21,420	716
Balchem	146,260	3,807
Lubrizol	20,640	725
Methanex#	165,410	1,758
Northgate Minerals*#	1,692,940	1,202
Universal Stainless & Alloy*	92,030	1,123

		9,331

Utilities — 2.5%
UGI	148,880	3,478

Total Common Stocks (Cost $166,485)		133,861

AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,934,634	3,935

(Cost $3,935)
Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $170,420)		137,796

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 31.0%
Affiliated Money Market Fund — 29.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	39,940,037	39,940

Money Market Fund — 0.3%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	350,351	350

	Par (000)
Medium Term Notes — 1.7%
Morgan Stanley
0.700%, 04/03/09 (A)	$1,168	1,168
0.750%, 04/15/09 (A)	1,168	1,168

		2,336

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	$64	$64

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $42,690)‡		42,690

TOTAL INVESTMENTS — 130.9% (Cost $213,110)**		180,486

Other Assets & Liabilities — (30.9)%
Investment Advisory Fees Payable		$(112)
12b-1 Fees Payable
Class I		(17)
Administration Fees Payable		(8)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(4)
Payable for Collateral for Loaned Securities		(42,690)
Payable for Shares of Beneficial Interest Redeemed		(257)
Other		499

Total Other Assets & Liabilities		(42,591)

TOTAL NET ASSETS — 100.0%		$137,895

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$215,026
Accumulated Net Investment Loss		(197)
Accumulated Net Realized Loss on Investments and Futures		(43,368)
Net Unrealized Depreciation on Investments and Futures		(33,566)

Total Net Assets		$137,895

Net Asset Value, Offering and Redemption Price Per Share — Class I ($135,866,038 ÷ 19,757,298 outstanding shares of beneficial interest)		$6.88

Net Asset Value and Redemption Price Per Share — Class A ($1,336,457 ÷ 196,581 outstanding shares of beneficial interest)		$6.80

Maximum Offering Price Per Share — Class A ($6.80 ÷ 94.50%)		$7.20

Net Asset Value and Offering Price Per Share — Class B ($198,209 ÷ 30,175 outstanding shares of beneficial interest)		$6.57

Net Asset Value and Offering Price Per Share — Class C ($494,752 ÷ 75,230 outstanding shares of beneficial interest)		$6.58

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $213,253.

Gross unrealized appreciation (000)	$13,196
Gross unrealized depreciation (000)	(45,963)

Net unrealized depreciation (000)	$(32,767)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $40,420.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	38	$2,739	12/19/08	$(942)

Cash in the amount of $197,600 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 12.8%
Aaron Rents	14,200	$375
Buffalo Wild Wings*#	8,400	193
DeVry	4,300	247
Matthews International, Cl A	5,200	212
Monro Muffler	6,000	123
Panera Bread#	6,000	267
PetMed Express#	18,400	330
Steven Madden	11,900	204
Strayer Education	1,800	431
Unifirst	10,500	291

		2,673

Consumer Staples — 6.6%
BJ’s Wholesale Club*#	8,100	290
Flowers Foods	10,100	270
Inter Parfums	18,450	136
Pantry	4,300	83
Ruddick#	5,100	140
Spartan Stores	9,200	218
TreeHouse Foods*#	9,600	228

		1,365

Energy — 1.7%
Atwood Oceanics*	7,600	138
Core Laboratories NV	2,100	140
Cross Timbers Royalty Trust#	2,900	83

		361

Financials — 12.1%
American Physicians Capital#	4,700	180
Bancfirst	3,700	163
Bank of the Ozarks	7,500	204
Citizens#	28,500	269
ESSA Bancorp	9,200	124
EZCORP, Cl A*	30,700	506
Life Partners Holdings#	8,800	314
Nationwide Health Properties REIT#	11,300	256
NewAlliance Bancshares	20,600	284
Urstadt Biddle Properties, Cl A REIT	14,100	222

		2,522

Healthcare — 23.3%
Alexion Pharmaceuticals*	7,600	256
Alnylam Pharmaceuticals*#	5,900	108
Amedisys*#	9,400	366
Bio-Rad Laboratories, Cl A*	2,100	156
Cardiac Science	27,900	182
Computer Programs & Systems	7,400	207
Corvel*	14,000	309
Emergent Biosolutions*	19,800	448
Ensign Group	7,700	113
Haemonetics*	5,000	286
Icon, ADR*	8,000	170
Immucor	4,100	99
Isis Pharmaceuticals*#	16,200	186
Landauer	4,600	264
Lincare Holdings*	14,400	345
OSI Pharmaceuticals*	9,100	338
PAREXEL International*	14,600	121
Res-Care*	14,200	185
STERIS	3,600	100
Techne*	6,200	384
US Physical Therapy*	17,800	215

		4,838

Industrials — 15.8%
Aceto	26,800	237
Applied Signal Technology	16,500	259
Axsys Technologies*	2,400	168
Curtiss-Wright	4,200	140
EMCOR Group*	15,700	248
Exponent	7,900	241
Gardner Denver*	8,600	213
KHD Humboldt Wedag International*	14,000	148
Michael Baker	11,900	391
Pacer International	16,000	155
Teledyne Technologies*	5,900	240
Wabtec	7,500	289
Waste Connections*	5,800	164
Watson Wyatt Worldwide, Cl A	10,000	403

		3,296

Information Technology — 17.3%
ANSYS*	4,460	129
Avocent*	16,100	303
Compuware*	14,700	93
FLIR Systems*	4,200	130
Informatica*	28,840	400
Integral Systems*	19,400	466
Interwoven*	28,100	366
NetEase.com, ADR*#	10,000	184
Parametric Technology	15,100	174
SkillSoft, ADR*	40,700	244
Solera Holdings*	16,900	331
Sybase*	16,400	404
TNS*	14,000	120
Tyler Technologies*	20,000	253

		3,597

Materials — 4.4%
AptarGroup#	9,500	318
Greif, Cl A	4,300	142
Zep	24,900	451

		911

Telecommunication Services — 3.3%
Iowa Telecommunications Services	10,200	156
Partner Communications, ADR#	10,300	161
Premiere Global Services*	31,900	194
Syniverse Holdings*	17,700	173

		684

Utilities — 1.8%
Cia Paranaense de Energia, ADR	21,900	259
ITC Holdings	2,800	118

		377

Total Common Stocks (Cost $25,125)		20,624

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Money Market Fund, Class I†	144,239	$144

(Cost $144)
Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $25,269)		20,768

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.0%
Affiliated Money Market Fund — 15.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,315,579	3,316

Money Market Fund — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	29,084	29

	Par (000)
Medium Term Notes — 0.9%
Morgan Stanley
0.700%, 04/03/09 (A)	$97	97
0.750%, 04/15/09 (A)	97	97

		194

Repurchase Agreement — 0.0%
HSBC Securities
0.260%, 12/01/08	5	5

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $3,544)‡		3,544

TOTAL INVESTMENTS — 116.8% (Cost $28,813)**		24,312

Other Assets & Liabilities — (16.8)%
Investment Advisory Fees Payable		(10)
12b-1 Fees Payable
Class I		(1)
Class A		(1)
Administration Fees Payable		(2)
Trustees’ Fees Payable		(3)
Payable for Collateral for Loaned Securities		(3,544)
Payable for Investments Purchased		(120)
Payable for Shares of Beneficial Interest Redeemed		(23)
Other		199

Total Other Assets & Liabilities		(3,505)

TOTAL NET ASSETS — 100.0%		$20,807

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$107,411
Accumulated Net Investment Loss		(79)
Accumulated Net Realized Loss on Investments		(82,024)
Net Unrealized Depreciation on Investments		(4,501)

Total Net Assets		$20,807

Net Asset Value, Offering and Redemption Price Per Share — Class I ($12,467,344 ÷ 1,892,018 outstanding shares of beneficial interest)		$6.59

Net Asset Value and Redemption Price Per Share — Class A ($7,809,261 ÷ 1,219,152 outstanding shares of beneficial interest)		$6.41

Maximum Offering Price Per Share — Class A ($6.41 ÷ 94.50%)		$6.78

Net Asset Value and Offering Price Per Share — Class B ($460,373 ÷ 77,631 outstanding shares of beneficial interest)		$5.93

Net Asset Value and Offering Price Per Share — Class C ($69,583 ÷ 11,704 outstanding shares of beneficial interest)		$5.95

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $28,814.

Gross unrealized appreciation (000)	$1,362
Gross unrealized depreciation (000)	(5,864)

Net unrealized depreciation (000)	$(4,502)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,400.

‡	See Note 8 in Notes to Financial Statements.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2008 (Unaudited)

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund
Investment Income:
Dividends	$1,396	$2,753	$1,138
Interest	1,639	—	—
Income from affiliated funds(1)	135	144	11
Security lending income from non-affiliated investments	24	189	11
Security lending income from affiliated funds(1)	24	—	13
Less: foreign taxes withheld	(8)	(192)	(4)

Total Investment Income	3,210	2,894	1,169

Expenses:
Investment advisory fees	711	1,783	627
Administration fees	59	110	52
12b-1 fees:
Class I	27	64	34
Class A	2	3	1
Class B	16	3	5
Class C	6	3	1
Shareholder services fees:
Class A	19	17	5
Class B	5	1	2
Class C	2	1	—
Transfer agent fees	43	57	26
Custodian fees	26	101	10
Professional fees	13	20	10
Pricing service fees	25	16	5
Printing and shareholder reports	8	14	7
Registration and filing fees	19	22	14
Trustees’ fees	6	11	6
Miscellaneous	4	11	5

Total Expenses	991	2,237	810

Less:
Waiver of investment advisory fees(1)	—	(183)	—

Net Expenses	991	2,054	810

Net Investment Income (Loss)	2,219	840	359

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(16,761)	(18,600)	(24,096)
Net realized loss on futures	(8)	(143)	(40)
Net realized loss on foreign currency transactions	1	(37)	—
Net change in unrealized appreciation/depreciation on investments	(46,952)	(193,701)	(53,982)
Net change in unrealized appreciation/depreciation on futures	(104)	(2,538)	(22)
Net change in unrealized appreciation/depreciation on foreign currency translation	2	53	—

Net Loss on Investments	(63,822)	(214,966)	(78,140)

Net Decrease in Net Assets Resulting from Operations	$(61,603)	$(214,126)	$(77,781)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Mid Cap Growth Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Focused Value Fund	Multi-Factor Small Cap Growth Fund

$2,204	$7,917	$2,610	$184	$282	$49	$25
—	—	—	—	—	—	—
19	140	115	4	9	1	1
41	3	16	10	9	3	1
52	1	18	9	11	4	1
(8)	(5)	—	(7)	(6)	—	(1)

2,308	8,056	2,759	200	305	57	27

1,381	1,984	1,143	151	195	25	29
114	165	103	10	13	2	2

73	102	35	3	6	1	1
4	9	14	2	—	—	—
15	19	11	2	—	—	—
1	1	23	—	—	—	—

24	51	85	13	—	—	—
5	6	4	1	—	—	—
—	—	8	—	—	—	—
106	119	136	38	3	1	1
16	22	12	5	5	3	4
19	28	14	4	4	3	3
1	1	1	2	2	1	2
15	21	10	1	2	—	—
20	24	33	13	12	11	6
12	18	8	1	1	—	—
9	15	6	2	2	—	—

1,815	2,585	1,646	248	245	47	48

—	—	(237)	(83)	(60)	(18)	(21)

1,815	2,585	1,409	165	185	29	27

493	5,471	1,350	35	120	28	—

(46,070)	(102,205)	(57,978)	(6,364)	(5,258)	(695)	(644)
(99)	—	—	—	—	—	—
—	—	—	—	—	—	—
(130,480)	(132,375)	(59,859)	(9,032)	(10,058)	(1,182)	(1,845)
(55)	—	—	—	—	—	—
—	—	—	—	—	—	—

(176,704)	(234,580)	(117,837)	(15,396)	(15,316)	(1,877)	(2,489)

$(176,211)	$(229,109)	$(116,487)	$(15,361)	$(15,196)	$(1,849)	$(2,489)

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2008 (Unaudited)

	Multi-Factor Small Cap Value Fund	S&P 500® Index Fund	Small Cap Core Fund	Small Cap Growth Fund
Investment Income:
Dividends	$1,353	$1,667	$572	$122
Interest	—	—	1	—
Income from affiliated funds(1)	23	14	95	4
Security lending income from non-affiliated investments	44	6	126	5
Security lending income from affiliated funds(1)	70	9	176	8
Less: foreign taxes withheld	(3)	—	(15)	(2)

Total Investment Income	1,487	1,696	955	137

Expenses:
Investment advisory fees	742	215	991	148
Administration fees	53	43	62	11
12b-1 fees:
Class I	23	3	41	3
Class A	6	1	—	2
Class B	23	9	1	3
Class C	13	5	3	—
Shareholder services fees:
Class A	36	27	2	14
Class B	8	3	—	1
Class C	4	2	1	—
Transfer agent fees	85	27	19	72
Custodian fees	11	14	10	6
Professional fees	7	8	12	4
Pricing service fees	3	9	1	2
Printing and shareholder reports	5	5	8	1
Registration and filing fees	20	16	21	14
Trustees’ fees	5	4	6	1
Miscellaneous	1	4	6	1

Total Expenses	1,045	395	1,184	283

Less:
Waiver of investment advisory fees(1)	—	(76)	—	(67)

Net Expenses	1,045	319	1,184	216

Net Investment Income (Loss)	442	1,377	(229)	(79)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(12,043)	(3,087)	(40,350)	(3,285)
Net realized gain (loss) on futures	185	(662)	212	—
Net change in unrealized depreciation on investments	(36,751)	(55,111)	(55,156)	(9,644)
Net change in unrealized appreciation/depreciation on futures	(380)	(17)	(1,422)	—

Net Loss on Investments	(48,989)	(58,877)	(96,716)	(12,929)

Net Decrease in Net Assets Resulting from Operations	$(48,547)	$(57,500)	$(96,945)	$(13,008)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income (loss)	$2,219	$3,590	$840	$5,801
Net realized gain (loss) on investments sold, futures and foreign currency transactions	(16,768)	1,604	(18,780)	27,718
Net change in unrealized depreciation on investments, futures and foreign currency translation	(47,054)	(6,729)	(196,186)	(34,244)
Net increase from payment by affiliate(1)	—	39	—	71

Net increase (decrease) in net assets resulting from operations	(61,603)	(1,496)	(214,126)	(654)

Dividends and Distributions to Shareholders
Dividends from net investment income:
Class I	(1,773)	(3,324)	—	(3,867)
Class A	(139)	(324)	—	(132)
Class B	(23)	(65)	—	—
Class C	(8)	(24)	—	—
Distributions from net realized capital gains
Class I	—	(8,860)	—	—
Class A	—	(1,041)	—	—
Class B	—	(346)	—	—
Class C	—	(126)	—	—

Total dividends and distributions	(1,943)	(14,110)	—	(3,999)

Share Transactions:
Proceeds from shares issued:
Class I	12,318	104,218	21,806	124,075
Class A	728	3,702	384	3,047
Class B	43	75	10	387
Class C	25	169	10	135
Reinvestment of dividends and distributions:
Class I	1,583	11,801	—	1,168
Class A	135	1,335	—	126
Class B	22	403	—	—
Class C	8	149	—	—

Total proceeds from shares issued and reinvested	14,862	121,852	22,210	128,938

Value of shares redeemed:
Class I	(23,777)	(51,798)	(28,711)	(58,214)
Class A	(2,658)	(2,750)	(2,020)	(3,251)
Class B	(959)	(912)	(306)	(478)
Class C	(396)	(349)	(126)	(293)

Total value of shares redeemed	(27,790)	(55,809)	(31,163)	(62,236)

Increase (decrease) in net assets from share transactions	(12,928)	66,043	(8,953)	66,702

Redemption Fees(2)	—	—	—	9

Total increase (decrease) in net assets	(76,474)	50,437	(223,079)	62,058

Net Assets:
Beginning of period	225,416	174,979	428,120	366,062

End of period*	$148,942	$225,416	$205,041	$428,120

* Including undistributed (distributions in excess of ) net investment income	$591	$315	$4,912	$4,072

(1)	See Note 11 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Equity Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund
For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008

$359	$(42)	$493	$(1,552)	$5,471	$10,706	$1,350	$2,526
(24,136)	13,753	(46,169)	16,340	(102,205)	23,314	(57,978)	(15,637)
(54,004)	(24,858)	(130,535)	(32,179)	(132,375)	(115,832)	(59,859)	(43,927)
—	55	—	159	—	156	—	30

(77,781)	(11,092)	(176,211)	(17,232)	(229,109)	(81,656)	(116,487)	(57,008)

(204)	(1,506)	—	—	(4,334)	(11,111)	—	(3,718)
(1)	(32)	—	—	(269)	(875)	—	(1,546)
—	(10)	—	—	(13)	(75)	—	(6)
—	(1)	—	—	(1)	(6)	—	(62)

—	(16,850)	—	(46,560)	—	(64,743)	—	(10,363)
—	(449)	—	(2,489)	—	(5,733)	—	(5,523)
—	(197)	—	(604)	—	(796)	—	(227)
—	(28)	—	(62)	—	(66)	—	(358)

(205)	(19,073)	—	(49,715)	(4,617)	(83,405)	—	(21,803)

831	5,477	12,309	160,830	40,755	151,471	18,673	126,603
72	603	344	5,651	727	4,720	15,970	104,326
—	76	43	115	6	122	—	81
6	7	3	62	13	70	824	4,606

194	17,477	—	36,199	2,039	42,150	—	8,589
1	470	—	2,307	247	6,139	—	6,780
—	204	—	600	13	855	—	230
—	29	—	55	1	68	—	402

1,104	24,343	12,699	205,819	43,801	205,595	35,467	251,617

(7,774)	(27,358)	(59,644)	(119,103)	(124,762)	(151,278)	(61,327)	(68,235)
(844)	(862)	(2,504)	(103,032)	(6,176)	(10,165)	(35,516)	(176,510)
(236)	(953)	(663)	(1,522)	(1,139)	(1,935)	(673)	(831)
(7)	(102)	(61)	(236)	(65)	(338)	(1,285)	(1,519)

(8,861)	(29,275)	(62,872)	(223,893)	(132,142)	(163,716)	(98,801)	(247,095)

(7,757)	(4,932)	(50,173)	(18,074)	(88,341)	41,879	(63,334)	4,522

—	—	—	—	—	—	—	—

(85,743)	(35,097)	(226,384)	(85,021)	(322,067)	(123,182)	(179,821)	(74,289)

209,494	244,591	474,104	559,125	671,232	794,414	322,509	396,798

$123,751	$209,494	$247,720	$474,104	$349,165	$671,232	$142,688	$322,509

$154	$(1)	$491	$(2)	$1,980	$1,126	$2,001	$651

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Multi-Factor Mid Cap Growth Fund		Multi-Factor Small Cap Core Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income (loss)	$35	$80	$120	$115
Net realized gain (loss) on investments sold and futures	(6,364)	(992)	(5,258)	(5,523)
Net change in unrealized appreciation/depreciation on investments and futures	(9,032)	(2,739)	(10,058)	609
Net increase from payment by affiliate(1)	—	13	—	—

Net increase (decrease) in net assets resulting from operations	(15,361)	(3,638)	(15,196)	(4,799)

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	—	(141)	—	(140)
Class A	—	(33)	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Distributions from net realized capital gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Return of Capital
Class I	—	—	—	(184)
Class A	—	—	—	(2)

Total dividends and distributions	—	(174)	—	(326)

Share Transactions:
Proceeds from shares issued:
Class I	3,050	16,302	112	6,755
Class A	40	299	9	92
Class B	22	72	—	—
Class C	—	7	—	—
Reinvestment of dividends and distributions:
Class I	—	72	—	324
Class A	—	32	—	2
Class B	—	—	—	—
Class C	—	—	—	—

Total proceeds from shares issued and reinvested	3,112	16,784	121	7,173

Value of shares redeemed:
Class I	(4,434)	(6,885)	(6,178)	(610)
Class A	(1,071)	(2,459)	(55)	(208)
Class B	(111)	(244)	—	—
Class C	(16)	(3)	—	—

Total value of shares redeemed	(5,632)	(9,591)	(6,233)	(818)

Increase (decrease) in net assets from share transactions	(2,520)	7,193	(6,112)	6,355

Redemption Fees(2)	—	—	—	—

Total increase (decrease) in net assets	(17,881)	3,381	(21,308)	1,230

Net Assets:
Beginning of period	38,795	35,414	49,527	48,297

End of period*	$20,914	$38,795	$28,219	$49,527

* Including undistributed (distributions in excess of ) net investment income	$83	$48	$327	$207

(1)	See Note 11 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Focused Value Fund		Multi-Factor Small Cap Growth Fund		Multi-Factor Small Cap Value Fund		S & P 500® Index Fund
For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008

$28	$(4)	$—	$(17)	$442	$(666)	$1,377	$2,924
(695)	(1,057)	(644)	(275)	(11,858)	(37,729)	(3,749)	5,154
(1,182)	(587)	(1,845)	177	(37,131)	(64,992)	(55,128)	(22,463)
—	—	—	—	—	225	—	79

(1,849)	(1,648)	(2,489)	(115)	(48,547)	(103,162)	(57,500)	(14,306)

—	—	—	—	—	—	(1,123)	(2,639)
—	—	—	—	—	—	(184)	(419)
—	—	—	—	—	—	(11)	(24)
—	—	—	—	—	—	(6)	(12)

—	(163)	—	(116)	—	(33,349)	—	(9,836)
—	(8)	—	(1)	—	(7,573)	—	(1,850)
—	—	—	—	—	(1,794)	—	(226)
—	(3)	—	—	—	(1,180)	—	(102)

—	—	—	—	—	(16)	—	—
—	—	—	—	—	—	—	—

—	(174)	—	(117)	—	(43,912)	(1,324)	(15,108)

1	22	157	346	4,836	22,236	19,324	55,063
—	75	—	31	6,602	8,758	1,617	3,667
—	—	—	—	—	5	23	32
—	9	—	—	53	158	57	371

—	163	—	111	—	27,845	876	10,519
—	8	—	1	—	7,369	180	2,224
—	—	—	—	—	1,719	8	194
—	3	—	—	—	1,109	6	103

1	280	157	489	11,491	69,199	22,091	72,173

—	—	(69)	(48)	(30,675)	(224,333)	(26,100)	(63,196)
(68)	(68)	(8)	(6)	(10,060)	(119,982)	(3,087)	(7,721)
—	—	—	—	(1,130)	(3,252)	(463)	(672)
(49)	(63)	—	—	(714)	(6,466)	(97)	(391)

(117)	(131)	(77)	(54)	(42,579)	(354,033)	(29,747)	(71,980)

(116)	149	80	435	(31,088)	(284,834)	(7,656)	193

—	—	—	—	—	118	—	—

(1,965)	(1,673)	(2,409)	203	(79,635)	(431,790)	(66,480)	(29,221)

5,826	7,499	6,551	6,348	181,753	613,543	169,461	198,682

$3,861	$5,826	$4,142	$6,551	$102,118	$181,753	$102,981	$169,461

$28	$—	$—	$—	$570	$128	$456	$403

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Small Cap Core Fund		Small Cap Growth Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income (loss)	$(229)	$116	$(79)	$(235)
Net realized gain (loss) on investments sold and futures	(40,138)	4,186	(3,285)	(868)
Net change in unrealized appreciation/depreciation on investments and futures	(56,578)	(27,756)	(9,644)	510
Net increase from payment by affiliate(1)	—	34	—	22

Net increase (decrease) in net assets resulting from operations	(96,945)	(23,420)	(13,008)	(571)

Distributions to Shareholders:
Dividends from net investment income:
Class I	—	(327)	—	—
Distributions from net realized capital gains:
Class I	—	(15,150)	—	—
Class A	—	(180)	—	—
Class B	—	(30)	—	—
Class C	—	(62)	—	—

Total distributions	—	(15,749)	—	—

Share Transactions:
Proceeds from shares issued:
Class I	18,352	89,390	840	6,447
Class A	54	334	138	229
Class B	12	18	22	36
Class C	11	99	—	20
Reinvestment of dividends and distributions:
Class I	—	9,751	—	—
Class A	—	170	—	—
Class B	—	30	—	—
Class C	—	57	—	—

Total proceeds from shares issued and reinvested	18,429	99,849	1,000	6,732

Value of shares redeemed:
Class I	(27,401)	(45,926)	(593)	(2,414)
Class A	(283)	(614)	(793)	(3,751)
Class B	(82)	(85)	(172)	(20)
Class C	(39)	(124)	(18)	(326)

Total value of shares redeemed	(27,805)	(46,749)	(1,576)	(6,511)

Increase (decrease) in net assets from share transactions	(9,376)	53,100	(576)	221

Redemption Fees(2)	—	2	—	3

Total increase (decrease) in net assets	(106,321)	13,933	(13,584)	(347)

Net Assets:
Beginning of period	244,216	230,283	34,391	34,738

End of period*	$137,895	$244,216	$20,807	$34,391

* Including undistributed (distributions in excess of ) net investment income	$(197)	$32	$(79)	$—

(1)	See Note 11 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2008, the Trust offered for sale shares of 31 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares, which are sold with a contingent deferred sales charge, are no longer offered except in connection with dividend reinvestments and permitted exchanges.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income and Tax Exempt Bond Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity Funds.

Investment Valuation

Investment securities of the Equity Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

prices. The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize last bid prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board of Trustees has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short-term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the New York Stock Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the New York Stock Exchange) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The adoption of Statement 157 did not have any material effect on the amounts reported in the Funds’ financial statements.

The market value table below illustrates the valuation hierarchy of the Funds’ securities as of November 30, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Balanced Allocation Fund	$99,042	$60,564	$—	$159,606	$(77)	$—	$—	$(77)
International Equity Fund	88,010	144,847	—	232,857	(1,841)	—	—	(1,841)
Large Cap Core Equity Fund	137,409	757	—	138,166	—	—	—	—
Large Cap Growth Fund	275,170	1,679	—	276,849	—	—	—	—
Large Cap Value Fund	346,308	–	—	346,308	—	—	—	—
Mid Cap Value Fund	146,792	268	—	147,060	—	—	—	—
Multi-Factor Mid Cap Growth Fund	23,774	178	—	23,952	—	—	—	—
Multi-Factor Small Cap Core Fund	35,307	425	—	35,732	—	—	—	—
Multi-Factor Small Cap Focused Value Fund	4,828	58	—	4,886	—	—	—	—
Multi-Factor Small Cap Growth Fund	4,928	47	—	4,975	—	—	—	—
Multi-Factor Small Cap Value Fund	126,060	1,425	—	127,485	—	—	—	—
S&P 500® Index Fund	104,637	127	—	104,764	36	—	—	36
Small Cap Core Fund	178,086	2,400	—	180,486	(942)	—	—	(942)
Small Cap Growth Fund	24,113	199	—	24,312	—	—	—	—

*	Other financial instruments are derivative instruments not reflected in total investments within the Statements of Net Assets, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets; however, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

Dividends and Distributions to Shareholders

Dividends from net investment income of the Balanced Allocation, Large Cap Core Equity, Large Cap Value and S&P 500® Index Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large Cap Growth, Mid Cap Value, Multi-Factor Mid Cap Growth, Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds, if any, are declared and paid annually. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statement of Operations for the current period. The Balanced Allocation and International Equity Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

Forward Foreign Currency Contracts

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Details of forward foreign currency contracts open at period end are included in the respective Fund’s Statements of Net Assets. As of November 30, 2008, there were no open forward foreign currency contracts in the Funds.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other timing reasons. Details of futures contracts open on November 30, 2008 are included in the respective Fund’s Statement of Net Assets and are reflective of typical volume and level exposure to such securities.

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with a value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Equity Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the assets of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Fund. Such waivers and expense reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect for the period October 1, 2008 to November 30, 2008.

Advisory Fee on Net Assets
Balanced Allocation Fund	0.75%
International Equity Fund	1.00%
Mid Cap Value Fund	0.75%
S&P 500® Index Fund	0.20%

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

	Advisory Fee on Net Assets
	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	—
Large Cap Growth Fund	0.75%	0.70%	0.65%	—
Large Cap Value Fund	0.75%	0.70%	0.65%	—
Multi-Factor Mid Cap Growth Fund	1.00%	0.95%	0.90%	0.55%
	Advisory Fee on Net Assets
	First $500 Million	Next $500 Million	$1 Billion and Over	Fee Waiver
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.31	%*
Multi-Factor Small Cap Focused Value Fund	1.00%	0.95%	0.90%	0.72	%*
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.74	%*
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	—
Small Cap Core Fund	1.00%	0.95%	0.90%	—
Small Cap Growth Fund	1.00%	0.95%	0.90%	0.45%

*	For the six months ended November 30, 2008, the Adviser voluntarily waived fees and reimbursed expenses to maintain the expense ratios of Class I and Class A Shares of Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds at 0.95% and 1.20%, 1.17% and 1.42%, and 0.95% and 1.20%, respectively. The Adviser also voluntarily waived fees and reimbursed expenses to maintain the expense ratio of Class C Shares of Multi-Factor Small Cap Focused Value Fund at 2.15%.

The Advisory Agreements for the Funds listed below were amended effective October 1, 2008. Prior to this, the advisory fees and waivers accrued during the period June 1, 2008 to September 30, 2008, based upon each Fund’s daily net assets, were as follows:

	Advisory Fee on Net Assets	Fee Waiver
International Equity Fund	1.15%	0.15%
S&P 500® Index Fund	0.35%	0.15%

	Advisory Fee on Net Assets
	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver
Mid Cap Value Fund	1.00%	0.95%	0.90%	0.25%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC is Assistant Treasurer of the Trust and Advantage. Another officer of PNC is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. For the period August 1, 2008 to November 30, 2008, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class I	Class A
Balanced Allocation Fund	0.040%	0.040%
International Equity Fund	0.050%	0.050%
Large Cap Core Equity Fund	0.050%	0.050%
Large Cap Growth Fund	0.050%	0.050%
Large Cap Value Fund	0.050%	0.050%
Mid Cap Value Fund	0.050%	0.050%
Multi-Factor Mid Cap Growth Fund	0.040%	0.040%
Multi-Factor Small Cap Core Fund	0.040%	0.040%
Multi-Factor Small Cap Focused Value Fund	0.030%	0.030%
Multi-Factor Small Cap Growth Fund	0.030%	0.030%
Multi-Factor Small Cap Value Fund	0.050%	0.050%
S&P 500® Index Fund	0.005%	0.005%
Small Cap Core Fund	0.050%	0.050%
Small Cap Growth Fund	0.040%	0.040%

The accrual rate of 12b-1 fees changed effective August 1, 2008. Prior to this, the fees accrued during the period June 1, 2008 to July 31, 2008, based upon each Fund’s daily net assets, were as follows:

	Annual Rate
	Class I	Class A
Balanced Allocation Fund	0.020%	0.020%
International Equity Fund	0.030%	0.030%
Large Cap Core Equity Fund	0.030%	0.030%
Large Cap Growth Fund	0.030%	0.030%
Large Cap Value Fund	0.030%	0.030%
Mid Cap Value Fund	0.030%	0.030%
Multi-Factor Mid Cap Growth Fund	0.020%	0.020%
Multi-Factor Small Cap Core Fund	0.020%	0.020%
Multi-Factor Small Cap Focused Value Fund	0.010%	0.010%
Multi-Factor Small Cap Growth Fund	0.010%	0.010%
Multi-Factor Small Cap Value Fund	0.030%	0.030%
S&P 500® Index Fund	0.005%	0.005%
Small Cap Core Fund	0.030%	0.030%
Small Cap Growth Fund	0.020%	0.020%

The Trust also has adopted separate compensation plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC and NCB agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2008, approximately 0.0276% was allocated to PNC and approximately 0.0324% was allocated to NCB.

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2008 include legal fees of $247,320 paid to Drinker Biddle & Reath LLP. Of this amount, the Equity Funds paid $58,659 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PNC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2008, PNC received $1,148,674 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Equity Funds paid $596,691 to PNC.

Affiliated Funds

Pursuant to SEC rules, the Equity Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations.

At November 30, 2008, a portion of the collateral held for securities lending was invested in the Allegiant Advantage Institutional Money Market Fund. Income earned from this investment, net of broker rebates and expenses incurred, is reported as “Security lending income from affiliated funds” in the Statement of Operations of the applicable Funds.

Redemption Fees

Effective April 15, 2008, the Trust has eliminated the redemption fee from the Allegiant International Equity Fund. Effective October 1, 2007, the Trust has eliminated the redemption fee from the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds.

4. Investments

During the six months ended November 30, 2008, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$75,663	$76,053
International Equity Fund	51,195	55,375
Large Cap Core Equity Fund	81,773	89,020
Large Cap Growth Fund	186,242	234,982
Large Cap Value Fund	209,209	288,475
Mid Cap Value Fund	94,933	150,108
Multi-Factor Mid Cap Growth Fund	14,437	17,310
Multi-Factor Small Cap Core Fund	27,299	32,197
Multi-Factor Small Cap Focused Value Fund	2,243	2,314
Multi-Factor Small Cap Growth Fund	4,289	4,086
Multi-Factor Small Cap Value Fund	56,171	83,765
S&P 500® Index Fund	10,449	16,446
Small Cap Core Fund	94,962	98,543
Small Cap Growth Fund	21,128	20,940

During the six months ended November 30, 2008, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$934	$4,655

5. Federal Income Taxes

Each of the Equity Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in PFICs, wash sales, paydowns and dividends deemed paid upon shareholder redemption of fund shares.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2013	2015	2016	Total
Balanced Allocation Fund*	$1,089	$—	$—	$—	$—	$1,089
International Equity Fund	—	41,547	—	—	—	41,547
Large Cap Growth Fund*,**	7,430	—	—	—	—	7,430
Large Cap Value Fund*	1,915	—	—	—	—	1,915
Mid Cap Value Fund	—	—	—	—	10,365	10,365
Multi-Factor Mid Cap Growth Fund	30,143	37,879	—	—	—	68,022
Multi-Factor Small Cap Core Fund	—	—	—	32	1,691	1,723
Multi-Factor Small Cap Focused Value Fund	—	—	—	—	67	67
Multi-Factor Small Cap Growth Fund	—	—	—	—	102	102
Multi-Factor Small Cap Value Fund	—	—	—	—	5,646	5,646
Small Cap Growth Fund*	2,173	68,841	6,907	—	232	78,153

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective Riverfront Fund on October 11, 2004.

**	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Armada Large Cap Ultra Fund on April 23, 2004.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Equity Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Balanced Allocation Fund
Shares issued	1,358	9,397	73	330	5	7	3	15
Shares reinvested	167	1,051	14	119	2	36	1	13
Shares redeemed	(2,596)	(4,660)	(293)	(244)	(110)	(82)	(42)	(30)

Net increase (decrease)	(1,071)	5,788	(206)	205	(103)	(39)	(38)	(2)

International Equity Fund
Shares issued	1,603	6,893	26	170	1	22	1	8
Share reinvested.	—	65	—	7	—	—	—	—
Shares redeemed	(2,328)	(3,281)	(156)	(185)	(25)	(29)	(13)	(17)

Net increase (decrease)	(725)	3,677	(130)	(8)	(24)	(7)	(12)	(9)

Large Cap Core Equity Fund
Shares issued	85	422	8	50	—	5	1	1
Shares reinvested	21	1,404	—	38	—	18	—	2
Shares redeemed	(763)	(2,120)	(94)	(70)	(27)	(82)	(1)	(8)

Net increase (decrease)	(657)	(294)	(86)	18	(27)	(59)	—	(5)

Large Cap Growth Fund
Shares issued	800	7,847	24	277	3	6	—	3
Shares reinvested	—	1,821	—	118	—	33	—	3
Shares redeemed	(4,021)	(6,383)	(174)	(4,989)	(49)	(87)	(5)	(13)

Net increase (decrease)	(3,221)	3,285	(150)	(4,594)	(46)	(48)	(5)	(7)

Large Cap Value Fund
Shares issued	2,817	8,245	53	246	—	7	1	4
Shares reinvested	146	2,386	18	349	1	49	—	4
Shares redeemed	(9,874)	(8,379)	(473)	(570)	(87)	(110)	(5)	(20)

Net increase (decrease)	(6,911)	2,252	(402)	25	(86)	(54)	(4)	(12)

Mid Cap Value Fund
Shares issued	1,669	8,784	1,496	6,935	—	5	77	326
Shares reinvested	—	618	—	494	—	17	—	30
Shares redeemed	(5,810)	(4,845)	(3,262)	(12,211)	(65)	(60)	(123)	(114)

Net increase (decrease)	(4,141)	4,557	(1,766)	(4,782)	(65)	(38)	(46)	242

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Multi-Factor Mid Cap Growth Fund
Shares issued	411	1,829	6	34	4	10	—	—
Shares reinvested	—	8	—	4	—	—	—	—
Shares redeemed	(580)	(776)	(3)	(296)	(21)	(37)	(3)	—

Net increase (decrease)	(169)	1,061	3	(258)	(17)	(27)	(3)	—

Multi-Factor Small Cap Core Fund
Shares issued	13	606	1	8	—	—	—	—
Shares reinvested	—	28	—	—	—	—	—	—
Shares redeemed	(589)	(54)	(6)	(20)	—	—	—	—

Net increase (decrease)	(576)	580	(5)	(12)	—	—	—	—

Multi-Factor Small Cap Focused Value Fund
Shares issued	—	2	—	7	—	—	—	1
Shares reinvested	—	18	—	1	—	—	—	—
Shares redeemed	—	—	(9)	(8)	—	—	(6)	(7)

Net increase (decrease)	—	20	(9)	—	—	—	(6)	(6)

Multi-Factor Small Cap Growth Fund
Shares issued	14	29	1	3	—	—	—	—
Shares reinvested	—	9	—	—	—	—	—	—
Shares redeemed	(6)	(5)	—	(1)	—	—	—	—

Net increase	8	33	1	2	—	—	—	—

Multi-Factor Small Cap Value Fund
Shares issued	402	1,468	594	571	—	—	5	13
Shares reinvested	—	2,028	—	579	—	149	—	96
Shares redeemed	(2,572)	(14,150)	(995)	(7,828)	(118)	(250)	(76)	(464)

Net decrease.	(2,170)	(10,654)	(401)	(6,678)	(118)	(101)	(71)	(355)

S&P 500® Index Fund
Shares issued	2,170	4,520	187	308	2	3	7	32
Shares reinvested	93	880	19	187	1	16	1	9
Shares redeemed	(2,859)	(5,323)	(341)	(655)	(55)	(57)	(11)	(32)

Net increase (decrease)	(596)	77	(135)	(160)	(52)	(38)	(3)	9

Small Cap Core Fund
Shares issued	1,884	7,363	6	27	1	1	2	8
Shares reinvested	—	833	—	15	—	3	—	5
Shares redeemed	(3,009)	(3,731)	(31)	(51)	(9)	(7)	(5)	(11)

Net increase (decrease)	(1,125)	4,465	(25)	(9)	(8)	(3)	(3)	2

Small Cap Growth Fund
Shares issued	81	612	15	23	2	4	—	2
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(60)	(356)	(93)	(239)	(21)	(35)	(3)	(2)

Net increase (decrease)	21	256	(78)	(216)	(19)	(31)	(3)	—

7. Market and Credit Risk

Some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.

8. Securities Lending

To generate additional income, the Equity Funds (excluding the International Equity Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. In addition, the Balanced Allocation and International Equity Funds may lend their international securities pursuant to a securities lending agreement with PFPC Trust Co., the international securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The domestic lending Funds receive 70% and the international lending Funds receive 75% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncements

In March 2008, FASB issued Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment to FASB Statement No. 133. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the implications of FAS 161 and the adoption of FAS 161 will not have a material impact on the amounts reported in the Funds’ financial statements.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

11. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Net Increase from Payment by Affiliate” in the Statements of Changes in Net Assets. The payment was allocated among the funds as recommended by the committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

12. Subsequent Events

Investment Adviser Transaction

On December 31, 2008, NCC was merged with and into The PNC Financial Services Group, Inc. (“PNC Group”), with PNC Group surviving the merger (the “Transaction”). As a result of the Transaction, the Adviser is now an indirect wholly-owned subsidiary of PNC Group. PNC, the Co-Administrator to the Funds, is a wholly-owned subsidiary of PNC Group.

The Transaction may be deemed to have resulted in a change in control of the Adviser, causing the Funds’ advisory agreements with the Adviser and the sub-advisory agreement between the Adviser and Polaris Capital Management, LLC (“Polaris”) with respect to the International Equity Fund to automatically terminate. The Funds are currently being managed pursuant to an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) between the Adviser and Polaris with respect to the International Equity Fund that were approved by the Board of Trustees of the Trust on November 17, 2008. The Interim Advisory Agreement will remain in effect until the earlier of the effective date of a new advisory agreement with the Adviser that has been approved by shareholders of the Funds or May 31, 2009. The Interim Sub-Advisory Agreement will remain in effect until the earlier of the effective date of a new sub-advisory agreement between the Adviser and Polaris that has been approved by shareholders of the International Equity Fund or May 31, 2009. On November 17, 2008, the Board of Trustees also approved a new advisory agreement with the Adviser (the “New Advisory Agreement”) and a new sub-advisory agreement between the Adviser and Polaris with respect to the International Equity Fund (the “New Sub-Advisory Agreement”) that will be submitted to shareholders of the Funds in the case of the New Advisory Agreement and to shareholders of the International Equity Fund in the case of the New Sub-Advisory Agreement for approval at a meeting to be scheduled by the Board of Trustees (the “Meeting”). At the Meeting, shareholders will also be asked to ratify the Interim Advisory Agreement and shareholders of the International Equity Fund will be asked to ratify the Interim Sub-Advisory Agreement.

Large Capital Stock Redemptions

On December 12, 2008, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Large Cap Growth Fund totaling $46,937,287. As of November 30, 2008, this amount represented 18.9% of the Fund’s total net assets.

On December 31, 2008, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Multi-Factor Small Cap Value Fund totaling $46,893,951. As of November 30, 2008, this amount represented 45.9% of the Fund’s total net assets.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

August Meeting

On August 18, 2008, the Trust’s Board of Trustees, including all of the independent Trustees, met (the “August Meeting”) and approved the continuation of each of the Advisory Agreements for the Funds covered in this report, pursuant to which Allegiant Asset Management Company (“Adviser”) provides investment advisory services, and the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (“Polaris” or “Sub-Adviser”), pursuant to which Polaris provides advisory services to the value component of the International Equity Fund, for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s and Sub-Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser or Sub-Adviser, as applicable, included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser and Sub-Adviser, (ii) fees under the advisory and sub-advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser and Sub-Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s and Sub-Adviser’s relationships with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and Sub-Adviser and their affiliates, (vi) any economies of scale realized by the Adviser, Sub-Adviser and the Funds, and (vii) the Adviser’s and Sub-Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s and Sub-Adviser’s compliance procedures and controls. The Board also considered a report from the Adviser on soft dollar commissions which included information on brokers, the recent fiscal period total commissions paid for each Fund, the various research and other services obtained with soft dollar commissions, and the Adviser’s and Sub-Adviser’s policies for budgeting and allocating soft dollar payments. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s and Sub-Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and the Sub-Adviser and discussed the written materials that had been provided by the Adviser and the Sub-Adviser with respect to the proposed reapprovals of the Advisory and Sub-Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements and the Sub-Advisory Agreement was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds and the Polaris Sub-Advisory Agreement.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s and Sub-Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s and Sub-Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Brokerage commissions and trading policies were reviewed, including soft dollar payments, execution, commission payments and electronic trading. The Board’s review included the Adviser’s and Sub-Adviser’s trade allocation practices and criteria used to select brokers, including any soft dollar benefits the Adviser and Sub-Adviser may realize from allocating brokerage transactions in exchange for research. The Board also considered information that disclosed that all trades made on behalf of the Funds, including those in connection with soft dollar commissions, would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser and Sub-Adviser. The Board reviewed the Adviser’s and Sub-Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and the Sub-Adviser and their affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. Among the factors reviewed, the Board considered that the Adviser’s management of the Funds could generate economies of scale as assets increase. The Board also reviewed and discussed the Adviser’s and Sub-Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory and Sub-Advisory Agreements, Prospectuses and Statements of Additional Information.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Investment Performance of the Funds

In considering the investment performance of the Adviser and the Sub-Adviser, the Board compared the investment performance of the Adviser and Sub-Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or Funds managed by the Adviser and Sub-Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The Trustees concluded that the continuation of the Agreements was not inconsistent with the Trustees’ belief that investment performance of specific funds could be improved. The Trustees discussed with the Adviser and Sub-Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s and Sub-Adviser’s proposed investment approach for each Fund, including the Adviser’s and Sub-Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser and Sub-Adviser under the agreements and expenses they incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and the Sub-Adviser and their affiliates due to their relationships with the Funds, including research received under soft dollar arrangements. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds and on the brokerage and research services received by the Adviser in connection with the placement of brokerage transactions for the Funds. In addition, an independent consultant, Cedarwood Associates, presented a report on the process used by the Funds for the annual approval of the advisory contracts. The report focused specifically on the peer group selection process and the Funds’ expense data.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory and Sub-Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, including the fees paid to the Sub-Adviser were reasonable in light of the services to be provided by the Adviser and the Sub-Adviser, that the proposed Advisory and Sub-Advisory Agreements were fair and in the best interests of the Funds and that the Advisory and Sub-Advisory Agreements should be approved.

November Meeting

On November 17, 2008, in anticipation of the Transaction, the Trust’s Board of Trustees, including all of the independent Trustees, reviewed information about the Transaction and its potential impact on the Funds and considered the terms of the Interim and New Advisory and Sub-Advisory Agreements. The Trustees and independent counsel had an opportunity to review the information provided in advance of the meeting by the Adviser and PNC Group, including the contract renewal update that refreshed the information presented to the Trustees at the August Meeting, in connection with the Board’s annual evaluation and approval of the continuance of the advisory and sub-advisory agreements in effect prior to the Transaction (the “Previous Advisory Agreements”) pursuant to the requirements of Section 15(c) of the

Investment Company Act of 1940, as amended (the “1940 Act”). This information also included materials that provided detailed information from the Adviser about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel in advance of the meeting, information about PNC Group and memoranda outlining the legal duties of the Board. The Trustees also discussed the structure of the Transaction with representatives of NCC, the Adviser and PNC Group, and in executive session with their counsel.

The Trustees considered this new information carefully in conjunction with the detailed information provided to them by the Adviser with respect to the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In evaluating the Interim and New Advisory and Sub-Advisory Agreements, the Board conducted a review that was specifically focused upon the approval of the Agreements, and relied upon the Board’s knowledge of the Adviser and Sub-Adviser, their services and the Funds, resulting from its meetings throughout the year.

The Nature, Extent and Quality of the Services to be Provided by the Adviser and Sub-Adviser

The Board considered information it believed necessary to assess the stability of the Adviser as a result of the Transaction, and to assess the ongoing nature and quality of services to be provided to the Funds by the Adviser and Sub-Adviser following the closing of the Transaction. The Trustees reviewed the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. In this regard, the Trustees considered information about how the Adviser’s management and operations would be structured following the Transaction including in particular how the Transaction might affect the Adviser’s performance or its delivery of services under the Interim and New Advisory and Sub-Advisory Agreements. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel, which is important when considering the stability of the Adviser.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. They received information describing how the Transaction is expected to affect the Adviser’s business, including the departure or hiring of key personnel. The Trustees reviewed the Adviser’s actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from PNC Group) and information as to the Adviser’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

In addition, the Board considered the nature, extent and quality of services the Sub-Adviser provided the International Equity Fund. The Board also considered information about how the Transaction will not affect the Sub-Adviser’s personnel, organizational structure and day-to-day operations, including any material events outside of the ordinary course of business and the departure or hiring of key personnel. The Board also considered the Adviser’s and Sub-Adviser’s representations that the Transaction would not impact the performance of, or its delivery of services to, the International Equity Fund. The Board also discussed the terms of any continuing services and/or relationship between the Sub-Adviser and Adviser. In this regard, the Board discussed:

•	the qualifications of management of the Sub-Adviser and of persons providing portfolio management services to the International Equity Fund;

•	the performance of the International Equity Fund and the Sub-Adviser;

•	the information provided by the Adviser in response to a detailed series of questions submitted by counsel to the International Equity Fund;

•	the terms of the Sub-Advisory Agreement; and

•	the general experience, business, and operations of the Sub-Adviser.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board also considered information concerning how the Sub-Adviser handles compliance responsibilities for the International Equity Fund.

Based on their review of the materials provided and the assurances they received from the Adviser and Sub-Adviser, the Board concluded that the information presented to and considered by the Board regarding advisory and sub-advisory personnel and their retention, justified concluding that the Transaction was not expected to adversely affect the nature and quality of services provided by the Adviser and Sub-Adviser under the Interim and New Advisory and Sub-Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the Adviser and Sub-Adviser would continue to provide the same type and quality of services to the Funds following the closing of the Transaction as the Adviser and Sub-Adviser have historically provided the Funds.

The Investment Performance of the Funds

In considering the investment performance of the Funds, the Board took note of its comprehensive review of the Funds’ performance during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that the Adviser and Sub-Adviser had implemented or undertaken to implement steps to address investment performance in other Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported approval of the Interim and New Advisory and Sub-Advisory Agreements.

The Costs of the Services to be Provided and Profits to be Realized by the Adviser and Sub-Adviser and their Affiliates from the Relationship with the Funds

The Board took note of its comprehensive review of the Adviser’s and Sub-Adviser’s profitability during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. The Board noted that the Transaction should not adversely affect the Sub-Adviser. Based on the Board’s review of the materials provided and the assurances they received from the Adviser, the Board determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to materially increase as a result of the Transaction. The Trustees also reviewed information provided to them by the Adviser that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements and the Adviser’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Adviser’s profitability would depend on many assumptions as to the Adviser’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser’s future profitability in determining whether to approve the Interim and New Advisory and Sub-Advisory Agreements.

The Extent to which Economies of Scale may be Realized as the Funds Grow and whether Fee Levels would Reflect Economies of Scale

In considering economies of scale with respect to the Funds, the Board took note of its comprehensive review of economies of scale during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Adviser’s representation that it will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. The Board also considered that the Adviser pays Polaris out of the Adviser’s fee. Based on all of the above, the Board concluded that the Adviser’s efforts in this regard supported approving the Interim and New Advisory and Sub-Advisory Agreements.

A Comparison of Fee Levels of the Funds with those of Comparable Funds

In considering the advisory and sub-advisory fees applicable to the Funds compared to those of comparable funds, the Board took note of its comprehensive review of the Funds’ fee levels, including comparative fee information for peer funds, during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in the “Mutual Fund Expense Comparison” material prepared by the Adviser. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds.

The Board also took into consideration the fact that the Adviser is responsible for paying the sub-advisory fee and the Adviser did not propose nor anticipate proposing any changes in the current advisory fees or other fees applicable to the Funds payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Interim and New Advisory and Sub-Advisory Agreements.

Benefits Derived or to be Derived by the Adviser and Sub-Adviser from the Relationship with the Funds

In considering the benefits derived or to be derived by the Adviser and Sub-Adviser from the relationship with the Funds, the Board took note of its comprehensive review of the Adviser’s and Sub-Adviser’s relationship with the Funds during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s and Sub-Adviser’s representations that, beyond the fees earned by the Adviser and Sub-Adviser and their affiliates for providing services to the Funds, the Adviser and Sub-Adviser may benefit from their relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. The Board also considered the Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate them going forward. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Interim and New Advisory and Sub-Advisory Agreements.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the independent Trustees, unanimously approved the Interim and New Advisory and Sub-Advisory Agreements and unanimously voted to recommend the Interim and New Advisory and Sub-Advisory Agreements to shareholders for ratification and approval, as applicable.

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at AllegiantFunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8100 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

Allegiant

AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

SA-002-1208

SEMI-ANNUAL REPORT

November 30, 2008

(Unaudited)

Fixed Income Funds

Tax Exempt Bond Funds

Allegiant

AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

ALLEGIANT FIXED INCOME AND TAX EXEMPT BOND FUNDS SEMI - ANNUAL REPORT

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

OTHER ALLEGIANT FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman’s Message	1
Report from Allegiant Asset Management Company	2
Summary of Portfolio Holdings	5
Expense Tables	6

	Financial Highlights	Statements of Net Assets
Bond Fund	8	15
Government Mortgage Fund	9	19
High Yield Bond Fund	10	21
Intermediate Bond Fund	10	24
Limited Maturity Bond Fund	11	29
Total Return Advantage Fund	12	33
Ultra Short Bond Fund	12	38
Intermediate Tax Exempt Bond Fund	13	41
Michigan Intermediate Municipal Bond Fund	13	44
Ohio Intermediate Tax Exempt Bond Fund	14	46
Pennsylvania Intermediate Municipal Bond Fund	14	49

Statements of Operations		51
Statements of Changes in Net Assets		54
Notes to Financial Statements		58
Trustees Review and Approval of Advisory Agreements		71
Proxy Voting and Quarterly Schedules of Investments		75

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at AllegiantFunds.com.

Allegiant Asset Management Company serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with Allegiant Asset Management Company and is not a bank. Allegiant Asset Management Company is a registered trademark of The PNC Financial Services Group, Inc.

©2009 The PNC Financial Services Group, Inc. All rights reserved.

Allegiant Fixed Income and Tax Exempt Bond Funds

CHAIRMAN’S MESSAGE

JANUARY 2009

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. We encourage you to read this information carefully in light of these most unusual and challenging times.

During the six months ended November 30, 2008, total assets of the Allegiant Funds decreased from $11.5 to $10.6 billion. Significant declines in equity market values and related shareholder outflows were partially offset by large shareholder inflows into money market funds.

In the coming weeks shareholders will be asked to vote on a proposal to renew the advisory agreements between Allegiant Asset Management Company and Allegiant Funds. This action is occasioned by the recent acquisition of the adviser’s parent company, National City Corporation, by The PNC Financial Services Group, Inc. Your vote is important and, as explained in detail in this report and the proxy statement, the Board of Trustees has unanimously recommended that you approve these agreements.

The Board of Trustees recently elected John Abunassar as Trustee, President and Chief Executive Officer of Allegiant Funds. We are pleased to welcome John, whose industry expertise as current President of Allegiant Asset Management Company will be very beneficial to the Board. He replaces Timothy Swanson, who we wish to thank for his valuable contributions to our Board.

Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and better new year.

Sincerely,

Robert D. Neary Chairman

1

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

January 2009

Dear Shareholders:

It has been an unprecedented year in the financial markets given the demise of veteran Wall Street firms, a worldwide credit crisis and extraordinary intervention by governmental entities. Equally so, we at Allegiant Asset Management experienced an eventful year as we responded to the changing economic climate with character and confidence.

As the year came to a close, National City Corporation, Allegiant Asset Management Company’s parent company, merged on December 31, 2008, with The PNC Financial Services Group, Inc. This historic event has resulted in the creation of an exceptionally strong and well-positioned financial services leader. As a result of the merger, employees are working diligently to capitalize on the strengths of both organizations to offer a broader range of financial solutions to clients. We have had the opportunity to work closely with PNC Global Investment Servicing Inc. for the past six years. They have served as a valued provider delivering administrative and shareholder support services. After the merger, we are continuing all of our normal service for Allegiant Funds’ shareholders.

We will continue to communicate any changes that could potentially impact shareholders in a timely, direct and transparent manner. As always, we encourage shareholders who have questions about their investments to please contact our Investors’ Services Group at 1-800-622-FUND (3863) or visit the Allegiant Funds’ website at AllegiantFunds.com.

Thank you for your business and your continued confidence in us.

Sincerely,

John Abunassar
President, Allegiant Asset Management Company

2

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

The Economy in Review

The economy began a free-fall during the second half of 2008. High commodity prices and declining housing activity, although problematic, were not the cause. Rather, the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.

The crisis took a turn for the worse in early September with the failure of Lehman Brothers and the default on its more than one-half trillion dollars in outstanding debt and preferred shares. Losses sustained by Lehman investors and counterparties alike sent a shockwave through the system. Money market mutual funds, long regarded as the safest of havens, were not immune as several funds incurred losses. Confidence in these funds was undermined prompting redemptions in excess of $200 billion within weeks.

While this exodus has since been reversed, the commercial paper market took an immediate hit as money market mutual funds cut back on purchases and became sharply more risk-averse. For example, investors shunned all but the shortest maturity issues in the weeks immediately after the Lehman collapse. At the same time credit yield spreads exploded, especially for asset-backed issues. The week before Lehman’s failure, for example, 30-day asset-backed securities provided 0.55% additional yield over comparable non-financial issues. A month later the spread averaged 3.00%.

A related casualty was the banking industry, where counter-party risk aversion intensified and inter-bank lending dried up. A good measure of this risk aversion is the spread between the London Interbank Offer Rate and expectations for the federal funds rate measuring the difference in rates between banks lending to each other and banks borrowing through the Federal Reserve. Historically, this spread averaged 0.05% to 0.10% for a one-month term, though it averaged 0.50% in the year prior to the Lehman default. Immediately thereafter, it skyrocketed to 3.50% and has remained elevated, declining to only 1% at the time of this writing. Clearly, the longheld view that certain institutions were “too big to fail” may be rendered obsolete.

Treasuries have been the only beneficiaries of all of this turmoil due to the sanctuary they provide. Presently, T-bills of 30 days and less boast an unheard of yield of zero as investors flee risk and determine that a return of principal will suffice. Even the 10-year benchmark now boasts a yield comfortably under three percent, down from four percent in the pre-Lehman period.

While Treasury note yields plummeted, corporate bond yields barely budged. In fact, corporate credit spreads – high-grade, intermediate and junk – are all now at record levels. Mortgage spreads trimmed a bit after the Federal Reserve announced plans to buy $500 billion of high quality mortgage-backed securities, but the optimism was short-lived and they, too, are now back at record levels.

Equity values were hardly spared the flight from risk, posting an astonishing 30 percent decline over the September-November period. From its peak in October of 2007, the reduction of equity market wealth now tallies $7 trillion, roughly double the wealth lost due to falling house prices under even the most pessimistic accounting.

“...the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.”

Commentary provided by Allegiant Asset Management Company (the “Adviser”) as of November 30, 2008

3

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...policy has since taken on a distinctly aggressive disposition along three dimensions –regulatory, monetary and fiscal.”

Commentary provided by Allegiant Asset Management Company as of November 30, 2008

At this point the causality between deteriorating financial conditions and economic contraction is blurry. Suffice it to say that a vicious cycle has taken hold. Auto lease receivables once routinely funded in the commercial paper market, for example, have ground to a halt. Consequently, the September-November period witnessed the worst three-month run of auto sales since 1982. Credit conditions aside, conventional estimates of the “wealth-effect” imply that the $10 trillion decline in household net worth over the past year – unless significantly reversed – could reduce consumer spending by $500 billion in 2009.

The Outlook

Perhaps the best that can be said of all this is that policymakers have changed their posture. As opposed to the reactive, ad hoc maneuvers prevalent up until October, policy has since taken on a distinctly aggressive disposition along three dimensions – regulatory, monetary, and fiscal.

Regulatory policy received its biggest boost from October’s Emergency Economic Stabilization Act. A direct response to the money market crisis, this legislation provides Treasury with broad latitude, and massive funding, to address financial distress. Debate about the exercise of this authority – investing capital instead of buying troubled assets, as originally proposed – is understandable, but its efficacy is beyond question. Money market conditions have improved materially from what they were in September and October.

Monetary policy has also taken it up a notch. Previously, the Federal Reserve adopted a finger-in-the-dam approach targeting liquidity toward particular niches of the financial marketplace. In effect, this approach was aimed at preventing collapse while the markets healed themselves, which never quite happened. Since October, however, the Federal Reserve has embarked on a path of “quantitative easing”; it directly entered the commercial paper market as a lender of last resort and, going forward, has announced large programs to directly buy asset-backed commercial securities to support consumer lending and mortgage-backed securities to buoy housing. Together, these programs will provide as much direct support to credit markets as the original Treasury proposal, while flooding the banking system with money.

Lastly, fiscal policy seems destined for a far more aggressive round of stimulus spending. By all accounts, the stimulus of 2008 was somewhat effective, but enormously inefficient. Preliminary research suggests that only 20-30 percent of the refund checks ultimately served their intended purpose – increasing consumer spending in the near-term. Based on early signals from the incoming Obama administration, however, the stimulus of 2009 is certain to be more comprehensive and may be more effective.

In short, economic policy has adopted a “whatever it takes” approach. And any shortcoming in execution seems likely to be compensated for by the financial equivalent to the Powell Doctrine: that every resource and tool should be used to achieve decisive force against the enemy.

4

Allegiant Fixed Income and Tax Exempt Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Fixed Income and Tax Exempt Bond Funds as of November 30, 2008.

Bond Fund
Federal National Mortgage Association	40.5%
Corporate Bonds	21.5
Asset Backed Securities	17.9
Collateralized Mortgage Obligations	7.2
Commercial Mortgage-Backed Securities	4.8
U.S. Treasury Notes	2.8
U.S. Treasury Inflationary Index Bond	2.7
Federal Home Loan Mortgage Corporation	1.1
Government National Mortgage Association	0.8
Affiliated Money Market Fund	0.5
Preferred Stocks	0.2

100.0%

Government Mortgage Fund
Federal National Mortgage Association	74.2%
Federal Home Loan Mortgage Corporation	11.6
Asset Backed Securities	7.7
Government National Mortgage Association	5.3
Affiliated Money Market Fund	1.1
Collateralized Mortgage Obligations	0.1

100.0%

High Yield Bond Fund
Corporate Bonds	92.1%
Affiliated Money Market Fund	5.4
Preferred Stocks	2.5

100.0%

Intermediate Bond Fund
Corporate Bonds	31.9%
Federal National Mortgage Association	29.9
Asset Backed Securities	12.5
Collateralized Mortgage Obligations	12.1
Affiliated Money Market Fund	6.0
U.S. Treasury Notes	3.8
U.S. Treasury Inflationary Index Bond	2.4
Commercial Mortgage-Backed Security	0.7
Federal Home Loan Mortgage Corporation	0.7

100.0%

Limited Maturity Bond Fund
Asset Backed Securities	23.0%
U.S. Treasury Notes	18.6
Corporate Bonds	18.0
Federal National Mortgage Association	15.5
Collateralized Mortgage Obligations	13.4
Federal Home Loan Mortgage Corporation	8.2
Affiliated Money Market Fund	3.3

100.0%

Total Return Advantage Fund
Federal National Mortgage Association	35.0%
Corporate Bonds	33.0
Collateralized Mortgage Obligations	9.3
Affiliated Money Market Fund	5.9
U.S. Treasury Notes	4.4
Asset Backed Securities	3.4
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Inflationary Index Bond	3.2
U.S. Treasury Bonds	2.2
Loan Agreements	0.2
Preferred Stocks	0.2

100.0%

Ultra Short Bond Fund
U.S. Treasury Notes	24.2%
Federal National Mortgage Association	19.3
Asset Backed Securities	14.5
Collateralized Mortgage Obligations	14.1
Corporate Bonds	11.3
Federal Home Loan Mortgage Corporation	8.5
Federal Home Loan Bank	4.4
Affiliated Money Market Fund	3.7

100.0%

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Agency Obligations	51.6%	68.8%	16.2%	23.0%
Revenue Bonds	16.8	—	7.3	7.5
General Obligations	15.8	14.5	62.0	57.3
Utility Bonds	10.1	—	7.6	4.8
Hospital Bonds	2.9	8.9	1.3	1.2
Money Market Fund	2.8	2.3	—	3.4
Prerefunded & Escrowed To Maturity	—	5.5	0.9	2.8
Municipal Securities	—	—	1.1	—
Related Party Money Market Fund	—	—	2.4	—
Transportation Bonds	—	—	1.2	—

	100.0%	100.0%	100.0%	100.0%

5

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2008 to November 30, 2008).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class I	$1,000.00	$957.19	0.61%	$2.99
Class A	1,000.00	956.12	0.86	4.22
Class B	1,000.00	952.58	1.59	7.78
Class C	1,000.00	952.54	1.59	7.78
Hypothetical**
Class I	1,000.00	1,022.01	0.61	3.09
Class A	1,000.00	1,020.76	0.86	4.36
Class B	1,000.00	1,017.10	1.59	8.04
Class C	1,000.00	1,017.10	1.59	8.04

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,042.80	0.63%	$3.23
Class A	1,000.00	1,041.52	0.88	4.50
Class B	1,000.00	1,036.69	1.61	8.22
Class C	1,000.00	1,036.66	1.61	8.22
Hypothetical**
Class I	1,000.00	1,021.91	0.63	3.19
Class A	1,000.00	1,020.66	0.88	4.46
Class B	1,000.00	1,017.00	1.61	8.14
Class C	1,000.00	1,017.00	1.61	8.14

High Yield Bond Fund
Actual
Class I	$1,000.00	$688.53	0.75%	$3.17
Class A	1,000.00	686.95	1.00	4.23
Hypothetical**
Class I	1,000.00	1,021.31	0.75	3.80
Class A	1,000.00	1,020.05	1.00	5.06

Intermediate Bond Fund
Actual
Class I	$1,000.00	$980.32	0.55%	$2.73
Class A	1,000.00	980.11	0.80	3.97
Class B	1,000.00	975.64	1.53	7.58
Class C	1,000.00	975.71	1.53	7.58
Hypothetical**
Class I	1,000.00	1,022.31	0.55	2.79
Class A	1,000.00	1,021.06	0.80	4.05
Class B	1,000.00	1,017.40	1.53	7.74
Class C	1,000.00	1,017.40	1.53	7.74

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,004.19	0.52%	$2.61
Class A	1,000.00	1,002.99	0.77	3.87
Class B	1,000.00	999.34	1.50	7.52
Class C	1,000.00	999.32	1.50	7.52
Hypothetical**
Class I	1,000.00	1,022.46	0.52	2.64
Class A	1,000.00	1,021.21	0.77	3.90
Class B	1,000.00	1,017.55	1.50	7.59
Class C	1,000.00	1,017.55	1.50	7.59

Total Return Advantage Fund
Actual
Class I	$1,000.00	$916.40	0.60%	$2.88
Class A	1,000.00	915.33	0.85	4.08
Class B	1,000.00	911.32	1.58	7.57
Class C	1,000.00	912.11	1.58	7.57
Hypothetical**
Class I	1,000.00	1,022.06	0.60	3.04
Class A	1,000.00	1,020.81	0.85	4.31
Class B	1,000.00	1,017.15	1.58	7.99
Class C	1,000.00	1,017.15	1.58	7.99

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

6

	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio	Expenses Paid During Period*
Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,017.11	0.38%	$1.92
Class A	1,000.00	1,014.76	0.63	3.18
Hypothetical**
Class I	1,000.00	1,023.16	0.38	1.93
Class A	1,000.00	1,021.91	0.63	3.19

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$992.55	0.59%	$2.95
Class A	1,000.00	991.38	0.84	4.19
Class B	1,000.00	987.71	1.57	7.82
Class C	1,000.00	986.18	1.57	7.82
Hypothetical**
Class I	1,000.00	1,022.11	0.59	2.99
Class A	1,000.00	1,020.86	0.84	4.26
Class B	1,000.00	1,017.20	1.57	7.94
Class C	1,000.00	1,017.20	1.57	7.94

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,000.65	0.63%	$3.16
Class A	1,000.00	1,000.39	0.88	4.41
Class B	1,000.00	995.76	1.61	8.05
Class C	1,000.00	995.69	1.61	8.05
Hypothetical**
Class I	1,000.00	1,021.91	0.63	3.19
Class A	1,000.00	1,020.66	0.88	4.46
Class B	1,000.00	1,017.00	1.61	8.14
Class C	1,000.00	1,017.00	1.61	8.14

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,000.26	0.57%	$2.86
Class A	1,000.00	999.88	0.82	4.11
Class B	1,000.00	995.31	1.55	7.75
Class C	1,000.00	995.32	1.55	7.75
Hypothetical**
Class I	1,000.00	1,022.21	0.57	2.89
Class A	1,000.00	1,020.96	0.82	4.15
Class B	1,000.00	1,017.30	1.55	7.84
Class C	1,000.00	1,017.30	1.55	7.84

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,001.13	0.58%	$2.91
Class A	1,000.00	999.90	0.83	4.16
Class C	1,000.00	996.15	1.56	7.81
Hypothetical**
Class I	1,000.00	1,022.16	0.58	2.94
Class A	1,000.00	1,020.91	0.83	4.20
Class C	1,000.00	1,017.25	1.56	7.89

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

7

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
BOND FUND
CLASS I
2008*	$10.03	$0.25	$(0.68)	$—		$(0.25)	$—	$9.35	(4.28)%	$256,894	0.61%	5.19%	0.68%	5.12%	45%
2008	9.89	0.48	0.14	—	**(3)	(0.48)	—	10.03	6.37	302,464	0.59	4.78	0.69	4.68	168
2007	9.71	0.46	0.16	—		(0.44)	—	9.89	6.47	357,483	0.59	4.64	0.69	4.54	298
2006	10.22	0.43	(0.50)	—		(0.44)	—	9.71	(0.74)	359,501	0.67	4.29	0.74	4.22	447
2005	9.98	0.41	0.25	—		(0.42)	—	10.22	6.69	374,907	0.76	3.99	0.76	3.99	515
2004	10.44	0.39	(0.45)	—		(0.40)	—	9.98	(0.62)	415,151	0.74	3.86	0.74	3.86	338
CLASS A
2008*	$10.05	$0.24	$(0.68)	$—		$(0.24)	$—	$9.37	(4.39)%	$5,390	0.86%	4.94%	0.93%	4.87%	45%
2008	9.92	0.46	0.13	—	**(3)	(0.46)	—	10.05	6.00	6,110	0.84	4.53	0.94	4.43	168
2007	9.73	0.44	0.17	—		(0.42)	—	9.92	6.31	6,424	0.84	4.39	0.94	4.29	298
2006	10.25	0.40	(0.51)	—		(0.41)	—	9.73	(1.07)	7,519	0.92	4.04	0.99	3.97	447
2005	10.00	0.38	0.26	—		(0.39)	—	10.25	6.52	10,908	1.01	3.74	1.01	3.74	515
2004	10.47	0.37	(0.47)	—		(0.37)	—	10.00	(0.96)	11,193	0.99	3.61	0.99	3.61	338
CLASS B
2008*	$10.04	$0.20	$(0.67)	$—		$(0.21)	$—	$9.36	(4.74)%	$292	1.59%	4.21%	1.66%	4.14%	45%
2008	9.90	0.38	0.14	—	**(3)	(0.38)	—	10.04	5.34	365	1.58	3.79	1.68	3.69	168
2007	9.72	0.36	0.16	—		(0.34)	—	9.90	5.43	596	1.57	3.66	1.67	3.56	298
2006	10.23	0.33	(0.50)	—		(0.34)	—	9.72	(1.67)	717	1.62	3.34	1.69	3.27	447
2005	9.99	0.31	0.25	—		(0.32)	—	10.23	5.68	934	1.71	3.04	1.71	3.04	515
2004	10.45	0.30	(0.46)	—		(0.30)	—	9.99	(1.56)	1,491	1.69	2.91	1.69	2.91	338
CLASS C
2008*	$10.03	$0.20	$(0.67)	$—		$(0.21)	$—	$9.35	(4.75)%	$159	1.59%	4.21%	1.66%	4.14%	45%
2008	9.89	0.38	0.14	—	**(3)	(0.38)	—	10.03	5.34	200	1.58	3.79	1.68	3.69	168
2007	9.71	0.36	0.16	—		(0.34)	—	9.89	5.43	178	1.57	3.66	1.67	3.56	298
2006	10.22	0.33	(0.50)	—		(0.34)	—	9.71	(1.68)	184	1.62	3.34	1.69	3.27	447
2005	9.98	0.31	0.25	—		(0.32)	—	10.22	5.68	279	1.71	3.04	1.71	3.04	515
2004	10.44	0.30	(0.46)	—		(0.30)	—	9.98	(1.56)	327	1.69	2.91	1.69	2.91	338

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

Due to their investment strategies, the Bond Fund and Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
GOVERNMENT MORTGAGE FUND
CLASS I
2008*	$9.18	$0.23	$0.16	$—		$(0.24)	$—	$9.33	4.28%	$159,773	0.63%	4.98%	0.73%	4.88%	46%
2008	9.01	0.45	0.17	—	**(3)	(0.45)	—	9.18	7.04	177,897	0.59	4.93	0.74	4.78	173
2007	8.90	0.45	0.11	—		(0.45)	—	9.01	6.42	243,999	0.59	4.94	0.74	4.79	409
2006	9.34	0.43	(0.42)	—		(0.45)	—	8.90	0.08	245,162	0.64	4.70	0.79	4.55	593
2005	9.23	0.41	0.15	—		(0.45)	—	9.34	6.18	239,724	0.67	4.44	0.82	4.29	753
2004	9.58	0.37	(0.32)	—		(0.40)	—	9.23	0.63	244,380	0.69	4.09	0.78	4.00	380
CLASS A
2008*	$9.18	$0.22	$0.15	$—		$(0.22)	$—	$9.33	4.15%	$11,586	0.88%	4.73%	0.98%	4.63%	46%
2008	9.01	0.42	0.18	—	**(3)	(0.43)	—	9.18	6.77	11,961	0.84	4.68	0.99	4.53	173
2007	8.90	0.43	0.11	—		(0.43)	—	9.01	6.15	11,963	0.84	4.69	0.99	4.54	409
2006	9.33	0.41	(0.42)	—		(0.42)	—	8.90	(0.07)	16,160	0.89	4.45	1.04	4.30	593
2005	9.23	0.39	0.14	—		(0.43)	—	9.33	5.81	21,300	0.92	4.19	1.07	4.04	753
2004	9.57	0.35	(0.31)	—		(0.38)	—	9.23	0.38	17,184	0.94	3.84	1.03	3.75	380
CLASS B
2008*	$9.16	$0.18	$0.15	$—		$(0.19)	$—	$9.30	3.67%	$2,412	1.61%	4.00%	1.71%	3.90%	46%
2008	8.99	0.36	0.17	—	**(3)	(0.36)	—	9.16	6.00	2,743	1.58	3.94	1.73	3.79	173
2007	8.87	0.36	0.12	—		(0.36)	—	8.99	5.50	3,035	1.57	3.96	1.72	3.81	409
2006	9.31	0.34	(0.42)	—		(0.36)	—	8.87	(0.88)	3,725	1.59	3.75	1.74	3.60	593
2005	9.20	0.33	0.14	—		(0.36)	—	9.31	5.19	5,006	1.62	3.49	1.77	3.34	753
2004	9.55	0.28	(0.32)	—		(0.31)	—	9.20	(0.32)	6,729	1.64	3.14	1.73	3.05	380
CLASS C
2008*	$9.17	$0.18	$0.15	$—		$(0.19)	$—	$9.31	3.67%	$922	1.61%	4.00%	1.71%	3.90%	46%
2008	9.00	0.36	0.17	—	**(3)	(0.36)	—	9.17	5.99	949	1.58	3.94	1.73	3.79	173
2007	8.89	0.36	0.11	—		(0.36)	—	9.00	5.38	1,423	1.57	3.96	1.72	3.81	409
2006	9.32	0.34	(0.41)	—		(0.36)	—	8.89	(0.76)	2,055	1.59	3.75	1.74	3.60	593
2005	9.22	0.32	0.14	—		(0.36)	—	9.32	5.07	2,095	1.62	3.49	1.77	3.34	753
2004	9.56	0.28	(0.31)	—		(0.31)	—	9.22	(0.21)	2,344	1.64	3.14	1.73	3.05	380

9

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30 , 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
HIGH YIELD BOND FUND
CLASS I
2008*	$9.93	$0.40	$(3.42)	$—		$(0.39)	$—	$6.52	(31.15)%	$5,936	0.75%	9.17%	1.20%	8.72%	32%
2008(3)	10.00	0.06	(0.07)	—		(0.06)	—	9.93	(0.10)	6,339	0.75	7.12	7.24	0.63	11
CLASS A
2008*	$9.94	$0.39	$(3.43)	$—		$(0.38)	$—	$6.52	(31.31)%	$140	1.00%	8.92%	1.45%	8.47%	32%
2008(3)	10.00	0.07	(0.08)	—		(0.05)	—	9.94	(0.05)	203	1.00	6.87	7.49	0.38	11
INTERMEDIATE BOND FUND
CLASS I
2008*	$10.75	$0.24	$(0.45)	$—		$(0.24)	$—	$10.30	(1.97)%	$335,329	0.55%	4.56%	0.65%	4.46%	21%
2008	10.47	0.48	0.28	—	**(4)	(0.48)	—	10.75	7.39	356,799	0.54	4.51	0.69	4.36	126
2007	10.34	0.46	0.11	—		(0.44)	—	10.47	5.55	341,591	0.56	4.37	0.71	4.22	174
2006	10.78	0.42	(0.44)	—		(0.42)	—	10.34	(0.18)	404,812	0.59	3.99	0.74	3.84	285
2005	10.69	0.37	0.09	—		(0.37)	—	10.78	4.38	461,620	0.60	3.43	0.75	3.28	280
2004	11.09	0.37	(0.40)	—		(0.37)	—	10.69	(0.26)	439,369	0.59	3.40	0.74	3.25	164
CLASS A
2008*	$10.76	$0.23	$(0.44)	$—		$(0.23)	$—	$10.32	(1.99)%	$6,778	0.80%	4.31%	0.90%	4.21%	21%
2008	10.49	0.45	0.28	—	**(4)	(0.46)	—	10.76	7.02	8,022	0.79	4.26	0.94	4.11	126
2007	10.36	0.43	0.11	—		(0.41)	—	10.49	5.28	8,768	0.81	4.12	0.96	3.97	174
2006	10.80	0.40	(0.44)	—		(0.40)	—	10.36	(0.42)	10,642	0.84	3.74	0.99	3.59	285
2005	10.70	0.34	0.11	—		(0.35)	—	10.80	4.21	14,108	0.85	3.18	1.00	3.03	280
2004	11.11	0.34	(0.41)	—		(0.34)	—	10.70	(0.60)	13,662	0.84	3.15	0.99	3.00	164
CLASS B
2008*	$10.77	$0.19	$(0.45)	$—		$(0.19)	$—	$10.32	(2.44)%	$3,315	1.53%	3.58%	1.63%	3.48%	21%
2008	10.49	0.38	0.28	—	**(4)	(0.38)	—	10.77	6.34	3,950	1.52	3.53	1.67	3.38	126
2007	10.37	0.36	0.09	—		(0.33)	—	10.49	4.42	4,564	1.54	3.39	1.69	3.24	174
2006	10.80	0.32	(0.43)	—		(0.32)	—	10.37	(1.01)	5,080	1.54	3.04	1.69	2.89	285
2005	10.71	0.27	0.09	—		(0.27)	—	10.80	3.39	6,471	1.55	2.48	1.70	2.33	280
2004	11.11	0.27	(0.40)	—		(0.27)	—	10.71	(1.19)	7,379	1.54	2.45	1.69	2.30	164
CLASS C
2008*	$10.79	$0.19	$(0.45)	$—		$(0.19)	$—	$10.34	(2.43)%	$523	1.53%	3.58%	1.63%	3.48%	21%
2008	10.51	0.37	0.29	—	**(4)	(0.38)	—	10.79	6.33	566	1.52	3.53	1.67	3.38	126
2007	10.39	0.36	0.09	—		(0.33)	—	10.51	4.42	390	1.54	3.39	1.69	3.24	174
2006	10.82	0.32	(0.43)	—		(0.32)	—	10.39	(1.01)	441	1.54	3.04	1.69	2.89	285
2005	10.73	0.27	0.09	—		(0.27)	—	10.82	3.39	442	1.55	2.48	1.70	2.33	280
2004	11.13	0.27	(0.40)	—		(0.27)	—	10.73	(1.19)	525	1.54	2.45	1.69	2.30	164

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

Due to their investment strategies, the Intermediate Bond Fund and Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(3)	High Yield Bond Fund Class I and Class A commenced operations on April 29, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

(4)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

10

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
LIMITED MATURITY BOND FUND
CLASS I
2008*	$9.96	$0.19	$(0.15)	$—		$(0.19)	$—	$9.81	0.42%	$133,523	0.52%	3.86%	0.59%	3.79%	36%
2008	9.79	0.42	0.17	—	**(4)	(0.42)	—	9.96	6.07	139,876	0.51	4.27	0.61	4.17	95
2007	9.70	0.40	0.09	—		(0.40)	—	9.79	5.17	155,648	0.51	4.11	0.61	4.01	143
2006	9.85	0.32	(0.13)	—		(0.34)	—	9.70	1.96	171,192	0.56	3.25	0.66	3.15	115
2005	9.95	0.25	(0.07)	—		(0.28)	—	9.85	1.85	212,573	0.55	2.47	0.65	2.37	132
2004	10.17	0.26	(0.20)	—		(0.28)	—	9.95	0.45	306,914	0.54	2.58	0.64	2.48	136
CLASS A
2008*	$9.99	$0.18	$(0.15)	$—		$(0.18)	$—	$9.84	0.30%	$2,919	0.77%	3.61%	0.84%	3.54%	36%
2008	9.82	0.40	0.16	—	**(4)	(0.39)	—	9.99	5.81	2,865	0.76	4.02	0.86	3.92	95
2007	9.73	0.38	0.09	—		(0.38)	—	9.82	4.90	3,617	0.76	3.86	0.86	3.76	143
2006	9.88	0.29	(0.12)	—		(0.32)	—	9.73	1.71	4,764	0.81	3.00	0.91	2.90	115
2005	9.98	0.22	(0.06)	—		(0.26)	—	9.88	1.60	6,798	0.80	2.22	0.90	2.12	132
2004	10.20	0.24	(0.21)	—		(0.25)	—	9.98	0.30	7,809	0.79	2.33	0.89	2.23	136
CLASS B
2008*	$9.99	$0.14	$(0.15)	$—		$(0.14)	$—	$9.84	(0.07)%	$504	1.50%	2.88%	1.57%	2.81%	36%
2008	9.82	0.32	0.17	—	**(4)	(0.32)	—	9.99	5.03	495	1.49	3.29	1.59	3.19	95
2007	9.73	0.31	0.09	—		(0.31)	—	9.82	4.14	520	1.49	3.13	1.59	3.03	143
2006	9.88	0.23	(0.13)	—		(0.25)	—	9.73	1.00	832	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	—		(0.19)	—	9.88	0.90	1,187	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	—		(0.18)	—	9.98	(0.39)	1,477	1.49	1.63	1.59	1.53	136
CLASS C
2008*	$9.98	$0.14	$(0.15)	$—		$(0.14)	$—	$9.83	(0.07)%	$390	1.50%	2.88%	1.57%	2.81%	36%
2008	9.82	0.32	0.16	—	**(4)	(0.32)	—	9.98	4.93	411	1.49	3.29	1.59	3.19	95
2007	9.73	0.31	0.09	—		(0.31)	—	9.82	4.14	422	1.49	3.13	1.59	3.03	143
2006	9.88	0.23	(0.13)	—		(0.25)	—	9.73	1.00	517	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	—		(0.19)	—	9.88	0.89	870	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	—		(0.18)	—	9.98	(0.40)	1,428	1.49	1.63	1.59	1.53	136

11

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30 , 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(2)
TOTAL RETURN ADVANTAGE FUND
CLASS I
2008*	$10.09	$0.26	$(1.09)	$—		$(0.26)	$—	$9.00	(8.36)%	$315,625	0.60%	5.35%	0.71%	5.24%	41%
2008	10.00	0.49	0.10	—	**(3)	(0.50)	—	10.09	5.97	395,543	0.58	4.88	0.73	4.73	100
2007	9.86	0.47	0.13	—		(0.46)	—	10.00	6.18	399,105	0.58	4.67	0.73	4.52	171
2006	10.45	0.43	(0.52)	—		(0.43)	(0.07)	9.86	(0.97)	326,122	0.62	4.20	0.77	4.05	218
2005	10.22	0.39	0.33	—		(0.39)	(0.10)	10.45	7.14	319,802	0.63	3.74	0.78	3.59	214
2004	11.01	0.42	(0.55)	—		(0.42)	(0.24)	10.22	(1.18)	314,269	0.60	3.92	0.75	3.77	134
CLASS A
2008*	$10.10	$0.25	$(1.09)	$—		$(0.25)	$—	$9.01	(8.47)%	$8,838	0.85%	5.10%	0.96%	4.99%	41%
2008	10.00	0.47	0.10	—	**(3)	(0.47)	—	10.10	5.81	11,262	0.83	4.63	0.98	4.48	100
2007	9.87	0.44	0.13	—		(0.44)	—	10.00	5.80	9,742	0.83	4.42	0.98	4.27	171
2006	10.46	0.40	(0.52)	—		(0.40)	(0.07)	9.87	(1.22)	6,129	0.87	3.95	1.02	3.80	218
2005	10.22	0.36	0.34	—		(0.36)	(0.10)	10.46	6.97	4,384	0.88	3.49	1.03	3.34	214
2004	11.01	0.39	(0.55)	—		(0.39)	(0.24)	10.22	(1.43)	4,359	0.85	3.67	1.00	3.52	134
CLASS B
2008*	$10.13	$0.21	$(1.10)	$—		$(0.21)	$—	$9.03	(8.87)%	$1,019	1.58%	4.37%	1.69%	4.26%	41%
2008	10.03	0.39	0.11	—	**(3)	(0.40)	—	10.13	5.04	1,365	1.56	3.90	1.71	3.75	100
2007	9.90	0.37	0.12	—		(0.36)	—	10.03	5.03	1,446	1.56	3.69	1.71	3.54	171
2006	10.49	0.33	(0.52)	—		(0.33)	(0.07)	9.90	(1.88)	1,155	1.57	3.25	1.72	3.10	218
2005	10.26	0.29	0.33	—		(0.29)	(0.10)	10.49	6.12	1,180	1.58	2.79	1.73	2.64	214
2004	11.04	0.32	(0.54)	—		(0.32)	(0.24)	10.26	(2.01)	1,220	1.55	2.97	1.70	2.82	134
CLASS C
2008*	$10.11	$0.21	$(1.09)	$—		$(0.21)	$—	$9.02	(8.79)%	$184	1.58%	4.37%	1.69%	4.26%	41%
2008	10.02	0.39	0.10	—	**(3)	(0.40)	—	10.11	4.94	235	1.56	3.90	1.71	3.75	100
2007	9.88	0.37	0.13	—		(0.36)	—	10.02	5.14	252	1.56	3.69	1.71	3.54	171
2006	10.47	0.33	(0.52)	—		(0.33)	(0.07)	9.88	(1.90)	216	1.57	3.25	1.72	3.10	218
2005	10.24	0.29	0.33	—		(0.29)	(0.10)	10.47	6.12	352	1.58	2.79	1.73	2.64	214
2004	11.03	0.32	(0.55)	—		(0.32)	(0.24)	10.24	(2.11)	362	1.55	2.97	1.70	2.82	134
ULTRA SHORT BOND FUND
CLASS I
2008*	$10.00	$0.18	$(0.01)	$—		$(0.19)	$—	$9.98	1.71%	$62,545	0.38%	3.56%	0.52%	3.42%	67%
2008	9.89	0.43	0.11	—	**(3)	(0.43)	—	10.00	5.52	64,966	0.37	4.32	0.57	4.12	116
2007	9.84	0.44	0.04	—		(0.43)	—	9.89	4.97	71,115	0.35	4.39	0.55	4.19	111
2006	9.91	0.34	(0.05)	—		(0.36)	—	9.84	2.93	98,120	0.36	3.46	0.56	3.26	85
2005	10.00	0.22	(0.07)	—		(0.24)	—	9.91	1.48	178,675	0.38	2.27	0.58	2.07	219
2004	10.08	0.16	(0.07)	—		(0.17)	—	10.00	0.93	176,280	0.36	1.54	0.56	1.34	120
CLASS A
2008*	$10.02	$0.16	$(0.01)	$—		$(0.18)	$—	$9.99	1.48%	$1,229	0.63%	3.31%	0.77%	3.17%	67%
2008	9.88	0.41	0.13	—	**(3)	(0.40)	—	10.02	5.58	231	0.62	4.07	0.82	3.87	116
2007	9.83	0.41	0.04	—		(0.40)	—	9.88	4.71	1,408	0.60	4.14	0.80	3.94	111
2006	9.90	0.32	(0.06)	—		(0.33)	—	9.83	2.67	1,541	0.61	3.21	0.81	3.01	85
2005	9.99	0.21	(0.09)	—		(0.21)	—	9.90	1.22	1,662	0.63	2.02	0.83	1.82	219
2004	10.08	0.13	(0.07)	—		(0.15)	—	9.99	0.58	3,178	0.61	1.29	0.81	1.09	120

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	Due to their investment strategies, the Total Return Advantage Fund and Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(3)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

12

Allegiant Tax Exempt Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2008*	$9.82	$0.19	$(0.26)	$—		$(0.19)	$—	$9.56	(0.75)%	$65,232	0.59%	3.83%	0.69%	3.73%	4%
2008	9.77	0.38	0.09	—	**(2)	(0.38)	(0.04)	9.82	4.95	71,944	0.57	3.89	0.72	3.74	33
2007	9.90	0.38	(0.03)	—		(0.38)	(0.10)	9.77	3.55	98,131	0.57	3.83	0.72	3.68	56
2006	10.19	0.39	(0.29)	—		(0.39)	—	9.90	1.01	114,947	0.61	3.89	0.76	3.74	49
2005	10.13	0.39	0.06	—		(0.39)	—	10.19	4.54	131,474	0.61	3.85	0.76	3.70	9
2004	10.61	0.39	(0.46)	—		(0.41)	—	10.13	(0.70)	162,027	0.60	3.78	0.75	3.63	9
CLASS A
2008*	$9.85	$0.17	$(0.25)	$—		$(0.18)	$—	$9.59	(0.86)%	$4,202	0.84%	3.58%	0.94%	3.48%	4%
2008	9.80	0.36	0.09	—	**(2)	(0.36)	(0.04)	9.85	4.69	4,466	0.82	3.64	0.97	3.49	33
2007	9.93	0.36	(0.03)	—		(0.36)	(0.10)	9.80	3.29	5,823	0.82	3.58	0.97	3.43	56
2006	10.22	0.36	(0.28)	—		(0.37)	—	9.93	0.76	6,027	0.86	3.64	1.01	3.49	49
2005	10.17	0.37	0.05	—		(0.37)	—	10.22	4.18	9,945	0.86	3.60	1.01	3.45	9
2004	10.64	0.37	(0.46)	—		(0.38)	—	10.17	(0.83)	8,295	0.85	3.53	1.00	3.38	9
CLASS B
2008*	$9.82	$0.14	$(0.26)	$—		$(0.14)	$—	$9.56	(1.23)%	$149	1.57%	2.85%	1.67%	2.75%	4%
2008	9.76	0.29	0.10	—	**(2)	(0.29)	(0.04)	9.82	4.04	175	1.56	2.90	1.71	2.75	33
2007	9.90	0.28	(0.04)	—		(0.28)	(0.10)	9.76	2.44	405	1.55	2.85	1.70	2.70	56
2006	10.19	0.30	(0.29)	—		(0.30)	—	9.90	0.05	418	1.56	2.94	1.71	2.79	49
2005	10.13	0.30	0.06	—		(0.30)	—	10.19	3.56	540	1.56	2.90	1.71	2.75	9
2004	10.60	0.29	(0.45)	—		(0.31)	—	10.13	(1.54)	778	1.55	2.83	1.70	2.68	9
CLASS C
2008*	$9.81	$0.10	$(0.24)	$—		$(0.14)	$—	$9.53	(1.38)%	$1	1.57%	2.85%	1.67%	2.75%	4%
2008	9.76	0.29	0.09	—	**(2)	(0.29)	(0.04)	9.81	3.99	9	1.56	2.90	1.71	2.75	33
2007	9.89	0.29	(0.03)	—		(0.29)	(0.10)	9.76	2.58	6	1.55	2.85	1.70	2.70	56
2006	10.19	0.30	(0.30)	—		(0.30)	—	9.89	(0.04)	39	1.56	2.94	1.71	2.79	49
2005	10.12	0.30	0.07	—		(0.30)	—	10.19	3.66	41	1.56	2.90	1.71	2.75	9
2004	10.60	0.30	(0.47)	—		(0.31)	—	10.12	(1.64)	84	1.55	2.83	1.70	2.68	9
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2008*	$10.07	$0.20	$(0.20)	$—		$(0.19)	$—	$9.88	0.07%	$29,693	0.63%	3.92%	0.73%	3.82%	1%
2008	10.16	0.41	0.11	—	**(2)	(0.41)	(0.20)	10.07	5.24	36,528	0.60	4.07	0.75	3.92	42
2007	10.38	0.44	(0.08)	—		(0.44)	(0.14)	10.16	3.48	42,756	0.58	4.22	0.73	4.07	47
2006	10.80	0.47	(0.38)	—		(0.47)	(0.04)	10.38	0.88	64,058	0.61	4.42	0.76	4.27	28
2005	10.93	0.48	(0.11)	—		(0.48)	(0.02)	10.80	3.39	88,583	0.62	4.37	0.77	4.22	7
2004	11.45	0.46	(0.51)	—		(0.47)	—	10.93	(0.44)	123,614	0.60	4.11	0.75	3.96	5
CLASS A
2008*	$10.06	$0.18	$(0.18)	$—		$(0.18)	$—	$9.88	0.04%	$10,259	0.88%	3.67%	0.98%	3.57%	1%
2008	10.15	0.39	0.11	—	**(2)	(0.39)	(0.20)	10.06	4.97	11,971	0.85	3.82	1.00	3.67	42
2007	10.37	0.41	(0.08)	—		(0.41)	(0.14)	10.15	3.22	13,460	0.83	3.97	0.98	3.82	47
2006	10.79	0.44	(0.38)	—		(0.44)	(0.04)	10.37	0.62	18,193	0.86	4.17	1.01	4.02	28
2005	10.92	0.45	(0.11)	—		(0.45)	(0.02)	10.79	3.14	12,645	0.87	4.12	1.02	3.97	7
2004	11.44	0.43	(0.51)	—		(0.44)	—	10.92	(0.68)	12,920	0.85	3.86	1.00	3.71	5
CLASS B
2008*	$10.08	$0.15	$(0.19)	$—		$(0.15)	$—	$9.89	(0.42)%	$221	1.61%	2.94%	1.71%	2.84%	1%
2008	10.16	0.32	0.11	—	**(2)	(0.31)	(0.20)	10.08	4.31	248	1.59	3.08	1.74	2.93	42
2007	10.38	0.33	(0.08)	—		(0.33)	(0.14)	10.16	2.47	457	1.56	3.24	1.71	3.09	47
2006	10.81	0.37	(0.39)	—		(0.37)	(0.04)	10.38	(0.16)	730	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.11)	—		(0.37)	(0.02)	10.81	2.42	1,332	1.57	3.42	1.72	3.27	7
2004	11.46	0.36	(0.51)	—		(0.37)	—	10.94	(1.37)	1,492	1.55	3.16	1.70	3.01	5
CLASS C
2008*	$10.09	$0.14	$(0.18)	$—		$(0.15)	$—	$9.90	(0.43)%	$55	1.61%	2.94%	1.71%	2.84%	1%
2008	10.17	0.31	0.12	—	**(2)	(0.31)	(0.20)	10.09	4.31	55	1.59	3.08	1.74	2.93	42
2007	10.39	0.34	(0.08)	—		(0.34)	(0.14)	10.17	2.49	40	1.56	3.24	1.71	3.09	47
2006	10.82	0.38	(0.40)	—		(0.37)	(0.04)	10.39	(0.16)	172	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.10)	—		(0.37)	(0.02)	10.82	2.51	301	1.57	3.42	1.72	3.27	7
2004	11.46	0.35	(0.51)	—		(0.36)	—	10.94	(1.38)	72	1.55	3.16	1.70	3.01	5

13

Allegiant Tax Exempt Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2008*	$11.09	$0.19	$(0.19)	$—		$(0.20)	$—	$10.89	0.03%	$104,909	0.57%	3.68%	0.67%	3.58%	4%
2008	10.93	0.41	0.16	—	**(2)	(0.41)	—	11.09	5.33	109,258	0.55	3.74	0.70	3.59	18
2007	10.94	0.41	(0.01)	—		(0.41)	—	10.93	3.69	125,426	0.56	3.72	0.71	3.57	39
2006	11.24	0.41	(0.30)	—		(0.41)	—	10.94	1.03	140,658	0.60	3.73	0.75	3.58	39
2005	11.20	0.42	0.04	—		(0.42)	—	11.24	4.19	144,334	0.62	3.76	0.77	3.61	11
2004	11.70	0.41	(0.50)	—		(0.41)	—	11.20	(0.75)	163,549	0.60	3.61	0.75	3.46	13
CLASS A
2008*	$11.05	$0.19	$(0.19)	$—		$(0.19)	$—	$10.86	(0.01)%	$9,178	0.82%	3.43%	0.92%	3.33%	4%
2008	10.89	0.38	0.16	—	**(2)	(0.38)	—	11.05	5.08	9,772	0.80	3.49	0.95	3.34	18
2007	10.91	0.38	(0.02)	—		(0.38)	—	10.89	3.33	10,094	0.81	3.47	0.96	3.32	39
2006	11.20	0.39	(0.30)	—		(0.38)	—	10.91	0.86	10,509	0.85	3.48	1.00	3.33	39
2005	11.17	0.39	0.03	—		(0.39)	—	11.20	3.84	12,098	0.87	3.51	1.02	3.36	11
2004	11.66	0.38	(0.49)	—		(0.38)	—	11.17	(0.92)	9,618	0.85	3.36	1.00	3.21	13
CLASS B
2008*	$11.03	$0.15	$(0.20)	$—		$(0.15)	$—	$10.83	(0.47)%	$581	1.55%	2.70%	1.65%	2.60%	4%
2008	10.87	0.30	0.16	—	**(2)	(0.30)	—	11.03	4.31	667	1.53	2.76	1.68	2.61	18
2007	10.88	0.30	(0.01)	—		(0.30)	—	10.87	2.68	716	1.54	2.74	1.69	2.59	39
2006	11.18	0.31	(0.30)	—		(0.31)	—	10.88	0.06	980	1.55	2.78	1.70	2.63	39
2005	11.14	0.32	0.04	—		(0.32)	—	11.18	3.22	974	1.57	2.81	1.72	2.66	11
2004	11.63	0.30	(0.49)	—		(0.30)	—	11.14	(1.62)	881	1.55	2.66	1.70	2.51	13
CLASS C
2008*	$11.04	$0.15	$(0.20)	$—		$(0.15)	$—	$10.84	(0.47)%	$635	1.55%	2.70%	1.65%	2.60%	4%
2008	10.88	0.30	0.16	—	**(2)	(0.30)	—	11.04	4.31	648	1.53	2.76	1.68	2.61	18
2007	10.89	0.30	(0.01)	—		(0.30)	—	10.88	2.68	612	1.54	2.74	1.69	2.59	39
2006	11.18	0.31	(0.29)	—		(0.31)	—	10.89	0.16	645	1.55	2.78	1.70	2.63	39
2005	11.15	0.32	0.03	—		(0.32)	—	11.18	3.12	652	1.57	2.81	1.72	2.66	11
2004	11.64	0.30	(0.49)	—		(0.30)	—	11.15	(1.62)	1,074	1.55	2.66	1.70	2.51	13
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2008*	$10.40	$0.18	$(0.17)	$—		$(0.18)	$—	$10.23	0.11%	$32,431	0.58%	3.50%	0.68%	3.40%	1%
2008	10.28	0.36	0.17	—	**(2)	(0.36)	(0.05)	10.40	5.23	34,317	0.57	3.48	0.72	3.33	25
2007	10.28	0.37	0.03	—		(0.37)	(0.03)	10.28	3.89	37,521	0.58	3.54	0.73	3.39	29
2006	10.56	0.37	(0.28)	—		(0.37)	—	10.28	0.90	44,427	0.62	3.59	0.77	3.44	52
2005	10.46	0.36	0.10	—		(0.36)	—	10.56	4.41	49,028	0.64	3.36	0.79	3.21	15
2004	10.96	0.36	(0.49)	—		(0.37)	—	10.46	(1.18)	54,675	0.63	3.38	0.78	3.23	14
CLASS A
2008*	$10.42	$0.17	$(0.17)	$—		$(0.17)	$—	$10.25	(0.01)%	$2,008	0.83%	3.25%	0.93%	3.15%	1%
2008	10.30	0.34	0.17	—	**(2)	(0.34)	(0.05)	10.42	4.96	2,199	0.82	3.23	0.97	3.08	25
2007	10.30	0.34	0.03	—		(0.34)	(0.03)	10.30	3.63	2,002	0.83	3.29	0.98	3.14	29
2006	10.58	0.35	(0.28)	—		(0.35)	—	10.30	0.66	1,941	0.87	3.34	1.02	3.19	52
2005	10.48	0.33	0.10	—		(0.33)	—	10.58	4.15	1,170	0.89	3.11	1.04	2.96	15
2004	10.98	0.34	(0.49)	—		(0.35)	—	10.48	(1.42)	1,299	0.88	3.13	1.03	2.98	14
CLASS C
2008*	$10.41	$0.13	$(0.17)	$—		$(0.13)	$—	$10.24	(0.39)%	$960	1.56%	2.52%	1.66%	2.42%	1%
2008	10.29	0.26	0.17	—	**(2)	(0.26)	(0.05)	10.41	4.19	620	1.56	2.49	1.71	2.34	25
2007	10.30	0.27	0.02	—		(0.27)	(0.03)	10.29	2.78	544	1.57	2.55	1.72	2.40	29
2006	10.57	0.27	(0.27)	—		(0.27)	—	10.30	0.05	790	1.57	2.64	1.72	2.49	52
2005	10.48	0.26	0.09	—		(0.26)	—	10.57	3.32	805	1.59	2.41	1.74	2.26	15
2004	10.97	0.26	(0.48)	—		(0.27)	—	10.48	(2.01)	887	1.58	2.43	1.73	2.28	14

*	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

14

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 40.9%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$99	$109
9.000%, 05/01/20	38	41
8.500%, 09/01/16	3	3
8.000%, 07/01/25	85	90
7.500%, 07/01/10 (A)	0	0
7.500%, 11/01/10	2	2
7.500%, 05/01/11	37	38
7.000%, 11/01/10	40	41
7.000%, 11/01/28	430	448
6.500%, 11/01/10	10	10

		782

Federal National Mortgage Association — 39.8%
9.500%, 05/01/18	15	16
9.000%, 11/01/24	175	191
7.000%, 01/01/33	601	630
7.000%, 10/01/33	133	139
6.500%, 12/01/08 (A)	0	0
6.500%, 12/01/36 (TBA)	12,000	12,336
6.000%, 07/01/28	1	1
6.000%, 01/01/34	185	189
6.000%, 11/01/35	257	263
6.000%, 09/01/36	9,868	10,097
6.000%, 12/01/36 (TBA)	1,500	1,534
6.000%, 02/01/37	4,151	4,247
6.000%, 07/01/37	2,902	2,969
5.500%, 12/01/33	8,451	8,611
5.500%, 05/01/35	1,670	1,700
5.500%, 12/01/36	13,420	13,661
5.500%, 07/01/37	4,896	4,981
5.453%, 01/01/36 (B)	6,282	6,355
5.000%, 06/01/20	4,524	4,586
5.000%, 10/01/35	10,278	10,358
5.000%, 11/01/35	1,014	1,022
4.500%, 08/01/20	7,361	7,403
4.500%, 10/01/20	3,448	3,457
4.500%, 03/01/21	6,252	6,287
4.500%, 09/01/35	3,520	3,471

		104,504

Government National Mortgage Association — 0.8%
8.500%, 09/15/21	2	3
8.500%, 11/15/21	38	41
8.500%, 07/15/22	14	16
8.250%, 04/20/17	3	3
8.000%, 01/15/30	244	261
7.500%, 12/15/29	49	52
6.500%, 06/15/32	218	225
6.500%, 10/15/33	248	255
6.000%, 08/15/32	119	122
6.000%, 02/15/33	991	1,016
6.000%, 11/15/33	209	215
6.000%, 11/15/34	14	14

		2,223

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $105,228)		107,509

CORPORATE BONDS — 22.5%
Cable — 1.1%
Comcast
5.300%, 01/15/14	825	725
Comcast Cable Communications LLC
7.125%, 06/15/13	345	328
Thomson Reuters
5.700%, 10/01/14	800	727
Time Warner Cable
8.250%, 02/14/14	125	123
5.850%, 05/01/17	1,025	862

		2,765

Consumer Staples — 0.4%
Dr. Pepper Snapple Group
6.820%, 05/01/18 (C)	460	435
PepsiCo
7.900%, 11/01/18	510	570

		1,005

Energy — 1.5%
Energy Transfer Partners LP
5.950%, 02/01/15	850	721
Nexen
5.875%, 03/10/35	1,255	869
NGPL Pipe
7.768%, 12/15/37 (C)	925	732
Petro-Canada
6.050%, 05/15/18	500	394
Suncor Energy
6.100%, 06/01/18	790	668
XTO Energy
5.750%, 12/15/13	730	687

		4,071

Financials — 9.3%
American Express
8.150%, 03/19/38	350	326
American Express Bank FSB
5.550%, 10/17/12	675	607
Bank of America
7.800%, 09/15/16	365	361
8.000%, 12/29/49 (B)	1,950	1,356
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	574
Citigroup
5.500%, 04/11/13	2,100	1,913
Citigroup Capital XXI
8.300%, 12/21/49 (B)	975	589
General Electric Capital (MTN)
5.875%, 01/14/38	7,005	5,753
Goldman Sachs Group
5.250%, 10/15/13	325	278
6.125%, 02/15/33	600	440
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,269
International Lease Finance (MTN)
5.625%, 09/15/10	1,650	1,257
JPMorgan Chase
6.000%, 01/15/18	1,800	1,740
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	415

15

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
KeyCorp (MTN)
6.500%, 05/14/13	$350	$320
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (C)	1,375	538
Merrill Lynch
5.450%, 02/05/13	755	698
Merrill Lynch (MTN)
6.875%, 04/25/18	1,010	953
Morgan Stanley
5.032%, 01/15/10 (B)	960	896
5.300%, 03/01/13	920	787
MUFG Capital Finance 1
6.346%, 07/25/16 (B)	825	599
Regions Financing Trust II
6.625%, 05/01/47 (B)	870	385
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (B)	1,500	726
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	2,662	1,145
Wells Fargo Capital XV
9.750%, 12/29/49 (B)	525	497

		24,422

Food, Beverage & Tobacco — 0.3%
Kraft Foods
6.125%, 08/23/18	765	704

Healthcare — 0.9%
GlaxoSmithKline Capital
5.650%, 05/15/18	800	773
UnitedHealth Group
4.875%, 02/15/13	850	774
WellPoint
5.000%, 12/15/14	975	827

		2,374

Industrials — 0.9%
Centex
6.500%, 05/01/16	900	527
CRH America
8.125%, 07/15/18	725	547
D.R. Horton
6.875%, 05/01/13#	700	547
Koninklijke Philips Electronics NV
6.875%, 03/11/38	1,000	849

		2,470

Insurance — 0.7%
AIG
8.175%, 05/15/49 (B) (C)	675	225
American General Finance (MTN)
3.875%, 10/01/09	1,195	827
AXA SA
6.379%, 12/14/49 (B) (C)	975	483
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (C)	535	357

		1,892

Real Estate Investment Trusts — 0.7%
AMB Property LP (MTN)
6.300%, 06/01/13	800	590
iStar Financial
5.950%, 10/15/13	640	237
Realty Income
6.750%, 08/15/19	800	536
Simon Property Group LP
5.300%, 05/30/13	820	607

		1,970

Retail — 1.3%
Autozone
6.500%, 01/15/14	690	598
CVS Caremark
5.750%, 06/01/17	775	674
Home Depot
5.875%, 12/16/36	1,000	648
Wal-Mart Stores
5.250%, 09/01/35	1,630	1,372

		3,292

Technology — 1.3%
International Business Machines
7.625%, 10/15/18	2,195	2,363
KLA-Tencor
6.900%, 05/01/18	475	376
Oracle
5.750%, 04/15/18	645	606

		3,345

Telecommunications — 1.9%
AT&T
6.700%, 11/15/13	850	847
British Telecommunications PLC
8.625%, 12/15/10	575	574
GTE
6.940%, 04/15/28	1,525	1,248
Telecom Italia Capital SA
6.999%, 06/04/18	900	676
Telefonica Emisiones SAU
6.221%, 07/03/17	850	748
Verizon Communications
8.500%, 11/15/18 (C)	1,000	1,011

		5,104

Transportation — 0.2%
ERAC USA Finance
6.375%, 10/15/17 (C)	900	631

Utilities — 2.0%
Appalachian Power
4.950%, 02/01/15	875	773
Baltimore Gas & Electric
6.125%, 07/01/13	905	845
Bruce Mansfield Unit
6.850%, 06/01/34	575	451
Dominion Resources
7.000%, 06/15/38	725	599
Midamerican Energy
6.750%, 12/30/31	1,000	910
Nisource Finance
6.400%, 03/15/18	830	607
Potomac Electric Power
6.500%, 11/15/37	360	322

16

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Southwestern Public Service
6.000%, 10/01/36	$860	$652

		5,159

Total Corporate Bonds (Cost $72,501)		59,204

ASSET BACKED SECURITIES — 18.8%
Automotive — 4.5%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	4,330	4,122
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	3,465	3,242
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	2,300	2,186
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,380	2,336

		11,886

Credit Cards — 9.2%
Chase Issuance Trust, Series 2005-A3, Cl A
1.442%, 10/17/11## (B)	5,000	4,945
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,595
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,347
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,590
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
1.412%, 09/15/11## (B)	6,700	6,573

		24,050

Mortgage Related — 1.5%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (D)	328	320
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	3,671

		3,991

Utilities — 3.6%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,129
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,198

		9,327

Total Asset Backed Securities (Cost $51,239)		49,254

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	10,060
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,126
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,633

Total Collateralized Mortgage Obligations (Cost $19,150)		19,819

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bond — 0.0%
6.250%, 08/15/23	80	102

U.S. Treasury Inflationary Index Bond — 2.9%
1.625%, 01/15/18#	8,090	7,519

U.S. Treasury Note — 2.9%
4.875%, 08/15/16#	6,625	7,619

Total U.S. Treasury Obligations (Cost $15,914)		15,240

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	4,102
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (B)	6,600	4,931
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	5,650	4,151

Total Commercial Mortgage-Backed Securities (Cost $17,391)		13,184

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corporation — 0.9%
0.150%, 12/08/08## (E)	2,200	2,200

Federal National Mortgage Association — 2.5%
4.750%, 12/15/10#	6,360	6,648

Total U.S. Government Agency Obligations (Cost $8,738)		8,848

	Number of Shares
PREFERRED STOCKS — 0.2%
Financial Conduits — 0.0%
Fannie Mae	60,500	66
Freddie Mac	44,080	33

		99

Financials — 0.2%
Merrill Lynch#	24,000	430

Total Preferred Stocks (Cost $3,102)		529

17

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.5%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $1,425)	1,424,593	$1,425

Total Investments Before Collateral for Loaned Securities – 104.7%
(Cost $294,688)		275,012

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 8.5%
Affiliated Money Market Fund — 7.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	20,845,712	20,846

Money Market Funds — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	182,857	183

	Par (000)
Medium Term Notes — 0.5%
Morgan Stanley
0.700%, 04/03/09 (B)	$610	610
0.750%, 04/15/09 (B)	610	609

		1,219

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 12/01/08	33	33

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $22,281)‡		22,281

TOTAL INVESTMENTS — 113.2%
(Cost $316,969)*		297,293

Other Assets & Liabilities — (13.2)%
Dividends Payable
Class I		(682)
Class A		(7)
Investment Advisory Fees Payable		(98)
12b-1 Fees Payable
Class I		(16)
Administration Fees Payable		(14)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(18)
Payable for Collateral for Loaned Securities		(22,281)
Payable for Investments Purchased		(13,658)
Payable for Shares of Beneficial Interest Redeemed		(1,248)
Other		3,468
Total Other Assets & Liabilities		(34,558)

TOTAL NET ASSETS — 100.0%		$262,735

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		308,036
Undistributed Net Investment Income		126
Accumulated Net Realized Loss on Investments		(25,751)
Net Unrealized Depreciation on Investments		(19,676)

Total Net Assets		$262,735

Net Asset Value, Offering and Redemption Price Per Share — Class I ($256,893,798 ÷ 27,484,855 outstanding shares of beneficial interest)		$9.35

Net Asset Value and Redemption Price Per Share — Class A ($5,390,458 ÷ 575,351 outstanding shares of beneficial interest)		$9.37

Maximum Offering Price Per Share — Class A ($9.37 ÷ 95.50%)		$9.81

Net Asset Value and Offering Price Per Share — Class B ($291,773 ÷ 31,176 outstanding shares of beneficial interest)		$9.36

Net Asset Value and Offering Price Per Share — Class C ($159,385 ÷ 17,054 outstanding shares of beneficial interest)		$9.35

*	Aggregate cost for Federal income tax purposes is (000) $317,007.

Gross unrealized appreciation (000)	$4,234
Gross unrealized depreciation (000)	(23,948)

Net unrealized depreciation (000)	$(19,714)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $21,984.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

‡	See Note 8 in Notes to Financial Statements.

(A)	Par and Value are less than $500.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,412 and represents 1.7% of net assets as of November 30, 2008.

(D)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2008.

(E)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TBA — To Be Announced

See Notes to Financial Statements.

18

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 98.6%
Federal Home Loan Mortgage Corporation — 11.4%
12.250%, 08/01/15	$54	59
9.750%, 04/01/09 (C)	—	—
9.250%, 08/01/13 (C)	—	—
9.000%, 06/01/09 to 09/01/20	136	146
8.750%, 06/01/16 to 05/01/17	24	26
8.500%, 09/01/17 to 01/01/22	108	116
8.000%, 02/01/17 to 03/01/22	84	89
7.000%, 05/01/31	118	124
6.000%, 10/01/32	944	969
5.500%, 12/01/36	8,403	8,534
5.000%, 07/15/33 to 11/01/35	9,882	9,853

		19,916

Federal National Mortgage Association — 81.4%
12.500%, 05/01/15	49	54
11.250%, 05/01/14	13	14
10.000%, 06/01/21	15	17
9.000%, 06/01/09 to 10/01/19	14	15
8.500%, 11/01/21 to 09/01/23	36	39
8.000%, 02/01/23 to 03/01/23	15	16
7.500%, 09/01/22 to 05/01/32	562	592
7.000%, 12/01/15 to 10/01/32	864	905
6.500%, 12/01/12 to 08/01/36	4,826	4,977
6.500%, 12/01/36 (TBA)	4,000	4,112
6.000%, 11/01/35 to 05/01/37	23,054	23,587
6.000%, 12/01/36 (TBA)	13,000	13,291
5.500%, 11/01/09 to 12/01/36	47,779	48,676
5.000%, 06/01/18 to 11/01/35	34,682	35,030
4.500%, 04/01/18 to 06/01/20	10,777	10,869

		142,194

Government National Mortgage Association — 5.8%
17.000%, 11/15/11	33	38
15.000%, 06/15/11 to 01/15/13	421	498
14.500%, 09/15/12 to 08/15/14	3	4
14.000%, 05/15/11 to 02/15/15	130	152
13.500%, 05/15/10 to 01/20/15	155	183
13.000%, 11/15/10 to 06/20/15	184	216
12.500%, 04/15/10 to 01/20/16	226	262
12.000%, 08/15/12 to 09/15/15	177	208
11.500%, 02/15/13 to 08/15/14	53	61
9.250%, 12/15/16 to 05/15/21	62	68
9.000%, 01/15/09 to 11/15/24	297	321
8.750%, 12/15/16	46	50
8.500%, 01/15/17 to 09/15/24	295	318
8.000%, 04/15/17 to 05/20/30	796	852
7.500%, 09/20/15 to 09/20/30	1,428	1,512
7.000%, 12/15/10 to 06/15/32	2,558	2,640
6.500%, 10/15/22 to 09/15/31	1,936	1,984
6.000%, 07/20/29	724	743

		10,110

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $168,242)		172,220

ASSET BACKED SECURITIES — 8.5%
Credit Cards — 8.5%
Chase Issuance Trust, Series 2005-A3, Cl A
1.442%, 10/17/11## (A)	5,000	4,944
Citibank Credit Card Issuance Trust, Series 2005-A10, Cl A10
1.432%, 12/15/10## (A)	5,000	4,991
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
1.412%, 09/15/11## (A)	5,000	4,905

Total Asset Backed Securities (Cost $15,004)		14,840

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Farm Credit Bank — 0.0%
2.720%, 03/02/09## (A)	75	75

Federal Home Loan Mortgage Corporation — 1.3%
0.150%, 12/08/08## (B)	2,275	2,275

Total U.S. Government Agency Obligations (Cost $2,350)		2,350

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	31	31
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	66	72
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	159	159

Total Collateralized Mortgage Obligations (Cost $263)		262

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,084,796	2,085

(Cost $2,085)
TOTAL INVESTMENTS — 109.8%
(Cost $187,944)*		191,757

19

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

Value (000)
Other Assets & Liabilities — (9.8)%
Dividends Payable
Class I	$(486)
Class A	(12)
Class B	(2)
Class C	(1)
Investment Advisory Fees Payable	(58)
12b-1 Fees Payable
Class I	(10)
Class A	(1)
Class B	(1)
Administration Fees Payable	(10)
Custody Fees Payable	(6)
Trustees’ Fees Payable	(12)
Payable for Investments Purchased	(17,047)
Payable for Shares of Beneficial Interest Redeemed	(1,579)
Other	2,161
Total Other Assets & Liabilities	(17,064)

TOTAL NET ASSETS — 100.0%	$174,693

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$179,963
Undistributed Net Investment Income	97
Accumulated Net Realized Loss on Investments	(9,180)
Net Unrealized Appreciation on Investments	3,813

Total Net Assets	$174,693

Net Asset Value, Offering and Redemption Price Per Share — Class I ($159,772,876 ÷ 17,127,604 outstanding shares of beneficial interest)	$9.33

Net Asset Value and Redemption Price Per Share — Class A ($11,585,971 ÷ 1,242,225 outstanding shares of beneficial interest)	$9.33

Maximum Offering Price Per Share — Class A ($9.33 ÷ 95.50%)	$9.77

Net Asset Value and Offering Price Per Share — Class B ($2,411,846 ÷ 259,330 outstanding shares of beneficial interest)	$9.30

Net Asset Value and Offering Price Per Share — Class C ($922,273 ÷ 99,019 outstanding shares of beneficial interest)	$9.31

*	Aggregate cost for Federal income tax purposes is (000) $187,944.

Gross unrealized appreciation (000)	$4,038
Gross unrealized depreciation (000)	(225)

Net unrealized appreciation (000)	$3,813

†	See Note 3 in Notes to Financial Statements.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date. (C) Par and Value are less than $500.

Cl — Class

DN — Discount Note

FRN — Floating Rate Note

TBA — To Be Announced

See Notes to Financial Statements.

20

Allegiant High Yield Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 93.8%
Automotive — 2.0%
Allison Transmission
11.000%, 11/01/15(A)	$60	$30
General Motors
8.375%, 07/15/33#	405	91

		121

Commercial Services — 1.8%
Browning-Ferris Industries
9.250%, 05/01/21	50	46
Ticketmaster
10.750%, 08/01/16(A)	125	63

		109

Consumer Non-Cyclical — 5.6%
GSC Holdings
8.000%, 10/01/12	200	175
Hanesbrands
6.508%, 12/15/14(B)	225	146
Quiksilver
6.875%, 04/15/15	50	19

		340

Consumer Services — 16.4%
Education Management LLC
8.750%, 06/01/14	150	110
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15(A)	25	3
Gaylord Entertainment
8.000%, 11/15/13	100	60
Host Hotels & Resorts LP
7.000%, 08/15/12	100	76
Iron Mountain
8.750%, 07/15/18	100	86
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A)	200	77
MGM Mirage
7.625%, 01/15/17#	260	135
Royal Caribbean Cruises
7.250%, 06/15/16	200	115
Speedway Motorsports
6.750%, 06/01/13	200	144
Universal City Development Partners
11.750%, 04/01/10	100	65
Universal City Florida Holding
8.375%, 05/01/10	130	60
Wynn Las Vegas Capital
6.625%, 12/01/14	90	64

		995

Consumer Staples — 2.6%
Constellation Brands
8.375%, 12/15/14	75	66
Del Monte
8.625%, 12/15/12	105	95

		161

Energy — 10.5%
Chesapeake Energy
6.625%, 01/15/16	200	140
Copano Energy LLC
7.750%, 06/01/18 (A)	90	59
Denbury Resources
7.500%, 04/01/13	120	89
MarkWest Energy Partners
8.500%, 07/15/16	100	66
OPTI Canada
8.250%, 12/15/14	160	63
PHI
7.125%, 04/15/13	175	108
Tesoro
6.625%, 11/01/15	185	116

		641

Financials — 12.0%
Bank of America
8.000%, 12/29/49 (B)	200	139
Citigroup
8.400%, 04/30/49 (B)	110	65
Ford Motor Credit
7.250%, 10/25/11	315	139
Goldman Sachs
5.625%, 01/15/17	200	150
Wells Fargo Capital XV
9.750%, 12/29/49 (B)	250	237

		730

Healthcare — 3.3%
HCA
9.250%, 11/15/16	245	200

Industrials — 7.3%
H&E Equipment Services
8.375%, 07/15/16	60	31
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17# (B)	130	43
K Hovnanian Enterprises
11.500%, 05/01/13	125	96
Steel Dynamics
7.750%, 04/15/16 (A)	175	108
Terex
8.000%, 11/15/17	125	90
USG
6.300%, 11/15/16	125	74

		442

Insurance — 0.3%
AIG
8.175%, 05/15/49 (A) (B)	50	17

Materials — 4.1%
Owens-Illinois
7.800%, 05/15/18	200	165
Rock-Tenn
9.250%, 03/15/16 (A)	100	87

		252

Media — 7.9%
CSC Holdings
8.500%, 06/15/15 (A)	225	183
DirecTV Holdings LLC
8.375%, 03/15/13	150	138

21

Allegiant High Yield Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Media — continued
EchoStar DBS
7.125%, 02/01/16	$225	$161

		482

Retail — 0.9%
Neiman-Marcus Group
10.375%, 10/15/15#	150	57

Technology — 6.8%
BE Aerospace
8.500%, 07/01/18	150	124
Sungard Data Systems
10.625%, 05/15/15	125	97
10.250%, 08/15/15	200	117
TransDigm
7.750%, 07/15/14	100	76

		414

Telecommunications — 3.4%
Nextel Communications
7.375%, 08/01/15	215	86
Sprint Capital
8.375%, 03/15/12	175	119

		205

Transportation — 3.6%
Avis Budget Car Rental
7.750%, 05/15/16	100	26
Hertz
10.500%, 01/01/16#	175	71
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	150	120

		217

Utilities — 5.3%
Edison Mission Energy
7.750%, 06/15/16	50	39
NRG Energy
7.250%, 02/01/14	145	119
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15 (A)	250	161

		319

Total Corporate Bonds (Cost $8,377)		5,702

	Number of Shares
PREFERRED STOCKS — 2.6%
Financial Conduits — 0.2%
Fannie Mae	10,000	11
Freddie Mac	3,000	2

		13

Financials — 2.4%
Merrill Lynch#	8,000	143

Total Preferred Stocks (Cost $526)		156

AFFILIATED MONEY MARKET FUND — 5.6%
Allegiant Money Market Fund, Class I† (Cost $337)	337,200	337

Total Investments Before Collateral for Loaned Securities – 102.0% (Cost $9,240)		6,195

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 8.5%
Affiliated Money Market Fund — 8.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	485,284	485

Money Market Funds — 0.1%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	4,257	4

	Par (000)
Medium Term Notes — 0.4%
Morgan Stanley
0.700%, 04/03/09 (B)	$14	14
0.750%, 04/15/09 (B)	14	15

		29

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 12/01/08	1	1

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $519)‡		519

TOTAL INVESTMENTS — 110.5% (Cost $9,759)*		6,714

Other Assets & Liabilities – (10.5)%		(638)

TOTAL NET ASSETS — 100.0%		$6,076

*	Aggregate cost for Federal income tax purposes is (000) $9,759.

Gross unrealized appreciation (000)	$3
Gross unrealized depreciation (000)	(3,048)

Net unrealized depreciation (000)	$(3,045)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $498.

‡	See Note 8 in Notes to Financial Statements.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $788 and represents 13.0% of net assets as of November 30, 2008.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

LLC — Limited Liability Company

LP — Limited Partnership

22

Allegiant High Yield Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $8,903)	$5,858
Investments in affiliates at value, (Cost $337)	337
Short term investments held as collateral for loaned securities, (Cost $34)	34
Short term investments in affiliates held as collateral for loaned securities, (Cost $485)	485
Interest receivable	183
Receivable from advisor	1
Prepaid expenses	13

Total Assets	6,911

LIABILITIES
Payable for collateral for loaned securities	519
Payable for investment securities purchased	299
Dividends Payable Class I	15
Administration fees payable	1
Custody fees payable	1

Total Liabilities	835

TOTAL NET ASSETS	$6,076

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$9,221
Undistributed Net Investment Income	6
Accumulated Net Realized Loss on Investments	(106)
Net Unrealized Depreciation on Investments	(3,045)

Total Net Assets	$6,076

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,936,338 ÷ 910,952 outstanding shares of beneficial interest)	$6.52

Net Asset Value and Redemption Price Per Share — Class A ($139,505 ÷ 21,385 outstanding shares of beneficial interest)	$6.52

Maximum Offering Price Per Share — Class A ($6.52 ÷ 95.50%)	$6.83

See Notes to Financial Statements.

23

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 31.8%
Cable — 1.4%
Comcast Cable Communications LLC
7.125%, 06/15/13	$1,832	$1,740
Rogers Communications
6.800%, 08/15/18	990	888
Thomson Reuters
5.700%, 10/01/14	1,000	909
Time Warner Cable
8.250%, 02/14/14	260	257
5.850%, 05/01/17	1,000	841

		4,635

Chemicals — 0.1%
Dow Chemical
5.700%, 05/15/18	345	296

Commercial Services — 0.2%
Pitney Bowes (MTN)
5.750%, 09/15/17	720	683

Consumer Staples — 0.6%
Clorox
5.450%, 10/15/12	1,075	1,050
Dr. Pepper Snapple Group
6.820%, 05/01/18(A)	525	497
PepsiCo
7.900%, 11/01/18	580	648

		2,195

Energy — 3.3%
Apache
6.250%, 04/15/12	885	894
Baker Hughes
6.500%, 11/15/13	870	902
ConocoPhillips
4.400%, 05/15/13	500	484
Energy Transfer Partners LP
5.950%, 02/01/15	1,375	1,166
EOG Resources
6.125%, 10/01/13	675	692
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	912
NGPL Pipe
7.119%, 12/15/17(A)	1,325	1,141
Petro-Canada
6.050%, 05/15/18	940	741
Rockies Express Pipeline LLC
6.250%, 07/15/13(A)	650	637
Suncor Energy
6.100%, 06/01/18	930	786
TEPPCO Partners LP
6.650%, 04/15/18	1,130	925
Weatherford International
6.000%, 03/15/18	920	762
XTO Energy
4.900%, 02/01/14	1,160	1,031
5.500%, 06/15/18	370	321

		11,394

Financials — 11.6%
American Express
7.000%, 03/19/18	1,190	1,033
American Express Bank FSB
5.550%, 10/17/12	625	563
Bank of America
5.650%, 05/01/18	3,845	3,570
BB&T
4.750%, 10/01/12	1,625	1,505
Bear Stearns
7.250%, 02/01/18	580	588
BP Capital Markets PLC
5.250%, 11/07/13	745	748
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	729
CIT Group
5.650%, 02/13/17	400	231
CIT Group (MTN)
5.125%, 09/30/14	1,250	730
Citigroup
5.500%, 04/11/13	4,600	4,190
Credit Suisse USA
6.125%, 11/15/11	1,100	1,077
Deutsche Bank
4.875%, 05/20/13	1,500	1,439
General Electric Capital
5.625%, 05/01/18	3,425	3,164
Goldman Sachs Group
5.250%, 10/15/13	1,050	897
6.150%, 04/01/18	1,570	1,283
International Lease Finance (MTN)
5.625%, 09/15/10	1,500	1,143
JPMorgan Chase
4.750%, 05/01/13	580	556
6.000%, 01/15/18	2,480	2,398
KeyCorp (MTN)
6.500%, 05/14/13	430	393
Merrill Lynch
5.450%, 02/05/13	2,325	2,149
Merrill Lynch (MTN)
6.875%, 04/25/18	1,120	1,056
Morgan Stanley
5.032%, 01/15/10(B)	450	420
5.300%, 03/01/13	2,400	2,052
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	530	431
Regions Bank
7.500%, 05/15/18	1,100	891
Republic New York
7.750%, 05/15/09	1,770	1,753
TIAA Global Markets
4.950%, 07/15/13(A)	1,000	976
UBS AG (MTN)
5.750%, 04/25/18	925	786
Wachovia
5.300%, 10/15/11	2,700	2,572
Wells Fargo
5.625%, 12/11/17	900	855

		40,178

Food, Beverage & Tobacco — 0.7%
Diageo Capital PLC
7.375%, 01/15/14	310	323
5.750%, 10/23/17	1,075	973

24

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
Kraft Foods
6.125%, 08/23/18	$1,250	$1,150

		2,446

Healthcare — 1.0%
AstraZeneca PLC
5.900%, 09/15/17	950	944
GlaxoSmithKline Capital
5.650%, 05/15/18	1,000	966
UnitedHealth Group
4.875%, 02/15/13	775	706
WellPoint
5.000%, 12/15/14	1,000	848

		3,464

Industrials — 1.8%
Centex
6.500%, 05/01/16	875	512
CRH America
8.125%, 07/15/18	900	680
D.R. Horton
6.875%, 05/01/13	750	586
General Electric
5.250%, 12/06/17	3,980	3,653
Koninklijke Philips Electronics NV
5.750%, 03/11/18	950	825

		6,256

Insurance — 1.3%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	970	917
American General Finance (MTN)
3.875%, 10/01/09	1,415	979
Chubb
5.750%, 05/15/18	620	541
MetLife
6.817%, 08/15/18	925	809
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,277

		4,523

Real Estate Investment Trusts — 1.1%
AMB Property LP (MTN)
6.300%, 06/01/13	950	701
ERP Operating
5.500%, 10/01/12	965	797
iStar Financial
5.950%, 10/15/13	700	259
Prologis
6.625%, 05/15/18	880	355
Realty Income
5.950%, 09/15/16	1,225	860
Simon Property Group LP
5.300%, 05/30/13	1,015	751

		3,723

Retail — 1.7%
Autozone
6.500%, 01/15/14	850	737
CVS Caremark
5.750%, 06/01/17	1,250	1,087
Home Depot
5.250%, 12/16/13	925	805
Kroger
5.000%, 04/15/13	1,050	976
Walgreen
4.875%, 08/01/13	1,165	1,184
Wal-Mart Stores
5.800%, 02/15/18	900	940

		5,729

Technology — 1.2%
International Business Machines
7.625%, 10/15/18	2,690	2,897
KLA-Tencor
6.900%, 05/01/18	575	455
Oracle
5.750%, 04/15/18	930	873

		4,225

Telecommunications — 2.4%
AT&T
5.625%, 06/15/16	910	806
5.600%, 05/15/18	1,000	868
British Telecommunications PLC
8.625%, 12/15/10	750	749
GTE
6.840%, 04/15/18	590	535
Telecom Italia Capital SA
6.999%, 06/04/18	1,070	804
Telefonica Emisiones SAU
6.221%, 07/03/17	870	766
Verizon Communications
5.550%, 02/15/16	1,775	1,537
8.750%, 11/01/18	1,275	1,277
8.500%, 11/15/18 (A)	825	834

		8,176

Transportation — 0.9%
Burlington Northern Santa Fe
6.750%, 07/15/11	1,177	1,185
Canadian National Railway
5.550%, 05/15/18	965	927
ERAC USA Finance
6.375%, 10/15/17 (A)	850	596
Union Pacific
5.750%, 11/15/17	575	519

		3,227

Utilities — 2.5%
Appalachian Power
4.950%, 02/01/15	975	861
Baltimore Gas & Electric
6.125%, 07/01/13	1,000	934
Connecticut Light & Power
5.650%, 05/01/18	940	879
Consumers Energy, Cl F
4.000%, 05/15/10	980	951
FPL Group Capital
5.350%, 06/15/13	385	375
Nisource Finance
6.150%, 03/01/13	970	816

25

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Pacificorp
5.650%, 07/15/18	$1,075	$1,026
PSI Energy
6.050%, 06/15/16	1,260	1,164
Virginia Electric & Power
4.750%, 03/01/13	810	752
Xcel Energy
5.613%, 04/01/17	1,100	931

		8,689

Total Corporate Bonds (Cost $120,620)		109,839

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.8%
Federal National Mortgage Association — 14.8%
5.000%, 10/15/11#	11,785	12,476
4.750%, 12/15/10#	20,575	21,508
2.500%, 02/09/09# (C)	17,385	17,370

Total U.S. Government Agency Obligations (Cost $50,772)		51,354

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.5%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,376	2,353

Federal National Mortgage Association — 14.8%
6.000%, 10/01/36	6,784	6,941
6.000%, 07/01/37	2,696	2,758
5.500%, 10/01/09	5	5
5.500%, 12/01/36	9,355	9,523
5.500%, 04/01/37	3,103	3,157
5.500%, 07/01/37	949	966
5.500%, 03/01/38	4,874	4,959
5.453%, 01/01/36 (B)	7,142	7,225
5.000%, 02/01/35	8,704	8,777
4.500%, 08/01/20	7,045	7,085

		51,396

Government National Mortgage Association — 0.0%
9.000%, 04/15/09	1	1
9.000%, 05/15/09	3	3

		4

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $52,532)		53,753

ASSET BACKED SECURITIES — 12.4%
Automotive — 5.2%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	2,702	2,685
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	5,280	5,026
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	4,910	4,819
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,319	3,279
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,230	2,189

		17,998

Credit Cards — 5.4%
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	3,250	3,227
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,344
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,139
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,151

		18,861

Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,176

Total Asset Backed Securities (Cost $44,162)		43,035

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,192
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	784	761
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	6,914
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,457
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,315
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,788
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	710	691
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11 (FRN)
4.727%, 07/25/34 (B)	5,530	3,574

Total Collateralized Mortgage Obligations (Cost $42,619)		41,692

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Inflationary Index Bond — 2.4%
1.625%, 01/15/18#	9,000	8,364

U.S. Treasury Notes — 3.7%
4.875%, 08/15/09#	155	159
4.875%, 07/31/11#	5,490	6,038
4.875%, 08/15/16#	300	345

26

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
3.875%, 05/15/09#	$6,245	$6,340

		12,882

Total U.S. Treasury Obligations (Cost $21,991)		21,246

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.7%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	2,682	2,488

(Cost $2,693)
AFFILIATED MONEY MARKET FUND — 6.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	20,633,423	20,633

(Cost $20,633)
Total Investments Before Collateral for Loaned Securities – 99.4% (Cost $356,022)		344,040

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.3%
Affiliated Money Market Fund — 19.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	68,840,185	68,840

Money Market Funds — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	603,861	604

	Par (000)
Medium Term Notes — 1.2%
Morgan Stanley
0.700%, 04/03/09 (B)	$2,013	2,013
0.750%, 04/15/09 (B)	2,013	2,013

		4,026

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 12/01/08	111	111

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $73,581)‡		73,581

		Value (000)
TOTAL INVESTMENTS — 120.7%
(Cost $429,603)*		$417,621

Other Assets & Liabilities – (20.7)%		(71,676)

TOTAL NET ASSETS — 100.0%		$345,945

*	Aggregate cost for Federal income tax purposes is (000) $429,715.

Gross unrealized appreciation (000)	$4,141
Gross unrealized depreciation (000)	(16,235)

Net unrealized depreciation (000)	$(12,094)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $72,273.

‡	See Note 8 in Notes to Financial Statements.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,958 and represents 1.7% of net assets as of November 30, 2008.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Financial Statements.

27

Allegiant Intermediate Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $335,389)	$323,407
Investments in affiliates at value, (Cost $20,633)	20,633
Short term investments held as collateral for loaned securities, (Cost $4,741)	4,741
Short term investments in affiliates held as collateral for loaned securities, (Cost $68,840)	68,840
Receivable for shares of beneficial interest sold	296
Interest receivable	2,999
Prepaid expenses	16

Total Assets	420,932

LIABILITIES
Payable for collateral for loaned securities	73,580
Payable for shares of beneficial interest redeemed	305
Dividends payable
Class I	885
Class A	4
Class B	1
Investment advisory fees payable	113
12b-1 fees payable
Class I	20
Class B	1
Shareholder services fees payable
Class A	1
Administration fees payable	18
Custody fees payable	4
Transfer agent fees payable	13
Trustee fees payable	21
Other liabilities	21

Total Liabilities	74,987

TOTAL NET ASSETS	$345,945

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$366,210
Undistributed Net Investment Income	228
Accumulated Net Realized Loss on Investments	(8,511)
Net Unrealized Depreciation on Investments	(11,982)

Total Net Assets	$345,945

Net Asset Value, Offering and Redemption Price Per Share — Class I ($335,329,463 ÷ 32,549,755 outstanding shares of beneficial interest)	$10.30

Net Asset Value and Redemption Price Per Share — Class A ($6,777,896 ÷ 656,978 outstanding shares of beneficial interest)	$10.32

Maximum Offering Price Per Share — Class A ($10.32 ÷ 95.50%)	$10.81

Net Asset Value and Offering Price Per Share — Class B ($3,315,087 ÷ 321,100 outstanding shares of beneficial interest)	$10.32

Net Asset Value and Offering Price Per Share — Class C ($522,780 ÷ 50,539 outstanding shares of beneficial interest)	$10.34

See Notes to Financial Statements.

28

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 22.9%
Automotive — 13.2%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$1,250	$1,149
Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	1,713	1,698
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	1,489	1,472
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	900	865
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	2,195	2,089
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	1,440	1,362
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	693	687
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,012
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	1,925	1,910
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	2,290	2,248
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	1,733	1,712
World Omni Auto Receivables Trust, Series 2006-B, Cl A3
5.150%, 11/15/10	889	886

		18,090

Credit Cards — 6.9%
American Express Credit Account Master Trust, Series 2004-3, Cl A
4.350%, 12/15/11	1,500	1,483
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,109
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,001
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	2,828

		9,421

Mortgage Related — 1.8%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (A)	196	191
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	1,807	1,548
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	693	660
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	86	86

		2,485

Utilities — 1.0%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,367	1,395

Total Asset Backed Securities (Cost $32,737)		31,391

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Notes — 18.5%
4.875%, 04/30/11#	11,185	12,216
4.750%, 12/31/08#	1,500	1,506
4.625%, 08/31/11#	5,400	5,912
4.375%, 12/15/10#	4,000	4,284
3.500%, 02/15/10#	1,415	1,464

Total U.S. Treasury Obligations (Cost $24,625)		25,382

CORPORATE BONDS — 17.9%
Automotive — 0.4%
Daimler Finance North America LLC
7.750%, 01/18/11	545	477

Cable — 0.4%
Comcast
5.500%, 03/15/11	580	557

Energy — 0.6%
Conoco Funding
6.350%, 10/15/11	655	673
XTO Energy
5.000%, 08/01/10	180	177

		850

Financials — 10.3%
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,246
Bank of America
7.400%, 01/15/11	809	817
6.250%, 04/15/12	890	897
Bank One
5.900%, 11/15/11	1,645	1,628
Citigroup
7.250%, 10/01/10	345	330
General Electric Capital, Cl A (MTN)
6.000%, 06/15/12	1,400	1,393
Goldman Sachs
6.875%, 01/15/11	1,000	967
HSBC Finance
8.000%, 07/15/10	1,500	1,488
International Lease Finance (MTN)
5.625%, 09/15/10	720	548
Merrill Lynch (MTN)
6.050%, 08/15/12	725	689

29

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Morgan Stanley
6.750%, 04/15/11	$865	$816
National Westminster Bank PLC
7.375%, 10/01/09	1,008	980
Republic New York
7.750%, 05/15/09	720	713
Wachovia
5.300%, 10/15/11	1,650	1,572

		14,084

Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	400	377
5.000%, 01/15/11	100	93

		470

Insurance — 1.1%
American General Finance (MTN)
4.625%, 05/15/09	400	333
Genworth Financial
5.231%, 05/16/09	355	305
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	852

		1,490

Real Estate Investment Trusts — 0.8%
Camden Property Trust
4.375%, 01/15/10	451	397
Developers Diversified Realty
4.625%, 08/01/10	540	357
Liberty Property LP
7.250%, 03/15/11	402	375

		1,129

Retail — 0.7%
CVS Caremark
4.317%, 09/10/10 (B)	390	350
Home Depot
3.750%, 09/15/09	590	575

		925

Telecommunications — 1.4%
AT&T
7.300%, 11/15/11	705	717
British Telecommunications PLC
8.625%, 12/15/10	540	539
Verizon New England
6.500%, 09/15/11	665	638

		1,894

Transportation — 0.7%
Burlington Northern Santa Fe
6.750%, 07/15/11	415	418
FedEx
5.500%, 08/15/09	603	594

		1,012

Utilities — 1.2%
Dominion Resources
5.125%, 12/15/09	550	536
Midamerican Funding LLC
6.750%, 03/01/11	600	650
Xcel Energy
7.000%, 12/01/10	488	502

		1,688

Total Corporate Bonds (Cost $26,088)		24,576

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
6.820%, 02/25/33 (B)	99	78
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.709%, 06/25/33 (B)	562	429
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	671	658
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.573%, 09/20/34 (B)	1,370	877
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	518	525
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,161	1,159
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,188
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	1,821	1,830
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	1,428	1,440
First Horizon Asset Securities, Series 2004-1 CI 1A1
5.500%, 03/25/34	568	555
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	1,810	1,812
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	746	748
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,013
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	55	55
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	1,933	1,981
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	298	301
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	363	368
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	291	291
Golden National Mortgage Asset Backed Certificates, Series GN1, Cl A
7.110%, 08/25/27 (C)	—	—
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	871	842

30

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	$113	$113

Total Collateralized Mortgage Obligations (Cost $18,777)		18,263

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 23.5%
Federal Home Loan Mortgage Corporation — 8.1%
6.000%, 05/01/21	2,020	2,061
5.500%, 02/01/10	207	208
5.500%, 06/01/10	331	333
5.000%, 10/01/09	547	548
4.125%, 07/12/10#	7,750	8,003

		11,153

Federal National Mortgage Association — 15.4%
6.347%, 11/01/32 (B)	108	108
6.000%, 09/01/16	632	667
5.544%, 09/01/36 (B)	1,700	1,727
5.500%, 10/01/09	186	187
5.500%, 09/01/17	1,518	1,555
5.202%, 12/01/34 (B)	856	862
5.039%, 10/01/33 (B)	723	728
5.000%, 11/01/12	744	761
4.909%, 01/01/36 (B)	2,551	2,546
4.875%, 04/01/35 (B)	2,299	2,314
4.845%, 07/01/34 (B)	1,144	1,146
4.500%, 04/01/14	479	488
3.951%, 08/01/33 (B)	1,322	1,315
2.375%, 05/20/10	6,750	6,793

		21,197

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $31,936)		32,350

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.2%
Allegiant Advantage Institutional Money Market Fund, Class I†
(Cost $4,442)	4,441,975	4,442

Total Investments Before Collateral for Loaned Securities – 99.3% (Cost $138,605)		136,404

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.1%
Affiliated Money Market Fund — 22.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	30,907,078	30,907

Money Market Funds — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	271,115	271

	Par (000)
Medium Term Notes — 1.3%
Morgan Stanley
0.700%, 04/03/09 (B)	$904	904
0.750%, 04/15/09 (B)	904	903

		1,807

Repurchase Agreements — 0.1%
HSBC Securities
0.260%, 12/01/08	50	50

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $33,035)‡		33,035

TOTAL INVESTMENTS — 123.4% (Cost $171,640)*		169,439

Other Assets & Liabilities — (23.4)%
Dividends Payable
Class I		(172)
Class A		(2)
Investment Advisory Fees Payable 12b-1 Fees Payable		(40)
Class I		(8)
Administration Fees Payable		(8)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(13)
Payable for Collateral for Loaned Securities		(33,035)
Payable for Shares of Beneficial Interest Redeemed		(205)
Other		1,382
Total Other Assets & Liabilities		(32,104)

TOTAL NET ASSETS — 100.0%		$137,335

31

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$147,651
Distributions in Excess of Net Investment Income	(180)
Accumulated Net Realized Loss on Investments	(7,935)
Net Unrealized Depreciation on Investments	(2,201)

Total Net Assets	$137,335

Net Asset Value, Offering and Redemption Price Per Share — Class I ($133,523,157 ÷ 13,613,672 outstanding shares of beneficial interest)	$9.81

Net Asset Value and Redemption Price Per Share — Class A ($2,918,774 ÷ 296,758 outstanding shares of beneficial interest)	$9.84

Maximum Offering Price Per Share — Class A ($9.84 ÷ 98.00%)	$10.04

Net Asset Value and Offering Price Per Share — Class B ($503,509 ÷ 51,192 outstanding shares of beneficial interest)	$9.84

Net Asset Value and Offering Price Per Share — Class C ($389,900 ÷ 39,654 outstanding shares of beneficial interest)	$9.83

*	Aggregate cost for Federal income tax purposes is (000) $171,643.

Gross unrealized appreciation (000)	$1,411
Gross unrealized depreciation (000)	(3,615)

Net unrealized depreciation (000)	$(2,204)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $32,437.

‡	See Note 8 in Notes to Financial Statements.

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2008.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(C)	Par and Value are less than $500.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Financial Statements.

32

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 32.7%
Automotive — 0.2%
Allison Transmission
11.000%, 11/01/15(A)	$750	$371
General Motors
8.375%, 07/15/33	1,375	309
Tenneco
8.125%, 11/15/15	50	22

		702

Cable — 1.8%
Comcast Cable Communications LLC
7.125%, 06/15/13	2,515	2,389
CSC Holdings, Cl B
8.125%, 08/15/09	225	216
Rogers Communications
7.500%, 08/15/38	890	794
Thomson Reuters
5.700%, 10/01/14	1,000	909
Time Warner Cable
5.850%, 05/01/17	1,680	1,413

		5,721

Commercial Services — 0.3%
Browning-Ferris Industries
9.250%, 05/01/21	810	749
Ticketmaster
10.750%, 08/01/16 (A)	250	126

		875

Consumer Non-Cyclical — 0.4%
ACCO Brands
7.625%, 08/15/15	235	124
Constellation Brands
7.250%, 05/15/17	350	292
GSC Holdings
8.000%, 10/01/12	275	241
Hanesbrands
6.508%, 12/15/14 (B)	785	510
Quiksilver
6.875%, 04/15/15	782	293

		1,460

Consumer Services — 1.7%
Education Management LLC
8.750%, 06/01/14	905	661
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15 (A)	1,150	155
Gaylord Entertainment
8.000%, 11/15/13	650	389
Global Cash Access LLC
8.750%, 03/15/12	420	330
Iron Mountain
8.750%, 07/15/18	550	470
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A)	1,125	433
McDonald’s
6.300%, 10/15/37	885	837
MGM Mirage
7.625%, 01/15/17	1,160	603
Mohegan Tribal Gaming Authority
7.125%, 08/15/14#	740	422
Royal Caribbean Cruises
7.250%, 06/15/16	1,065	612
Speedway Motorsports
6.750%, 06/01/13	100	72
Universal City Development Partners
11.750%, 04/01/10	500	326
Universal City Florida Holding
8.375%, 05/01/10	345	161
Wynn Las Vegas Capital
6.625%, 12/01/14	210	150

		5,621

Consumer Staples — 0.7%
Del Monte
8.625%, 12/15/12	1,020	928
Dr. Pepper Snapple Group
6.820%, 05/01/18 (A)	600	567
PepsiCo
7.900%, 11/01/18	600	671

		2,166

Energy — 3.3%
Baker Hughes
6.500%, 11/15/13	410	425
Chesapeake Energy
6.625%, 01/15/16	1,020	717
Copano Energy LLC
7.750%, 06/01/18 (A)	735	485
Denbury Resources
7.500%, 04/01/13	995	736
Energy Transfer Partners LP
5.950%, 02/01/15	700	594
MarkWest Energy Partners
8.500%, 07/15/16	675	446
Nexen
5.875%, 03/10/35	500	346
NGPL Pipe
7.768%, 12/15/37 (A)	925	732
OPTI Canada
8.250%, 12/15/14	940	371
Petro-Canada
6.050%, 05/15/18	400	315
PHI
7.125%, 04/15/13	715	440
South Carolina Electric & Gas
6.500%, 11/01/18	850	892
Southern Union
7.200%, 11/01/45 (B)	1,030	575
Suncor Energy
6.100%, 06/01/18	500	423
TEPPCO Partners
7.000%, 06/01/49 (B)	1,125	568
Tesoro
6.625%, 11/01/15	820	513
Virginia Electric and Power
8.875%, 11/15/38	850	926

33

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Weatherford International
6.000%, 03/15/18	$500	$414
XTO Energy
5.750%, 12/15/13	585	550
5.500%, 06/15/18	375	325

		10,793

Financials — 10.4%
American Express
8.150%, 03/19/38	1,075	1,000
American Express Bank FSB
5.550%, 10/17/12	725	652
Bank of America
8.000%, 12/29/49 (B)	3,035	2,111
7.800%, 09/15/16	750	741
CIT Group (MTN)
5.125%, 09/30/14	765	447
Citigroup
6.125%, 11/21/17	650	595
5.500%, 04/11/13	2,000	1,822
Citigroup Capital XXI
8.300%, 12/21/49 (B)	1,385	837
Credit Suisse USA
4.875%, 01/15/15	1,555	1,351
Ford Motor Credit
7.250%, 10/25/11	1,075	476
General Electric Capital (MTN)
5.875%, 01/14/38	8,250	6,775
Goldman Sachs Group
6.750%, 10/01/37	2,500	1,607
6.150%, 04/01/18	630	515
6.125%, 02/15/33	815	598
International Lease Finance (MTN)
5.625%, 09/15/10	1,000	762
JPMorgan Chase
6.000%, 01/15/18	1,950	1,885
JPMorgan Chase Capital XV
5.875%, 03/15/35	2,865	1,984
KeyCorp (MTN)
6.500%, 05/14/13	485	444
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,800	704
Merrill Lynch (MTN)
6.875%, 04/25/18	2,535	2,391
Morgan Stanley
5.300%, 03/01/13	2,200	1,881
5.032%, 01/15/10 (B)	545	509
MUFG Capital Finance 1
6.346%, 07/25/16 (B)	725	527
Regions Financing Trust II
6.625%, 05/01/47 (B)	850	376
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (B)	1,700	822
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	2,775	1,194
Wells Fargo Capital XV
9.750%, 12/29/49 (B)	845	799

		33,805

Food, Beverage & Tobacco — 0.8%
Diageo Capital PLC
7.375%, 01/15/14	1,200	1,252
Kraft Foods
6.125%, 08/23/18	1,510	1,389

		2,641

Healthcare — 0.3%
GlaxoSmithKline Capital
5.650%, 05/15/18	1,000	966

Industrials — 2.1%
Beazer Homes USA
8.625%, 05/15/11	825	450
Centex
6.500%, 05/01/16	1,010	591
CRH America
8.125%, 07/15/18	1,000	755
D.R. Horton
8.000%, 02/01/09	250	246
6.875%, 05/01/13#	950	742
General Electric
5.250%, 12/06/17	575	528
H&E Equipment Services
8.375%, 07/15/16	440	231
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17 (B)	750	247
K. Hovnanian Enterprises
8.625%, 01/15/17	1,515	417
Neenah Foundary
9.500%, 01/01/17	700	409
Stanley Works Capital Trust I
5.902%, 12/01/45 (B)	750	390
Steel Dynamics
7.750%, 04/15/16 (A)	950	584
Terex
8.000%, 11/15/17	850	612
United Technologies
6.125%, 07/15/38	500	471
USG
6.300%, 11/15/16	525	310

		6,983

Insurance — 0.4%
AIG
8.175%, 05/15/49 (A) (B)	1,050	350
AXA SA
6.379%, 12/14/49 (A) (B)	975	483
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (A)	700	467

		1,300

Materials — 0.1%
Owens-Illinois
7.800%, 05/15/18	250	206
Rock-Tenn
9.250%, 03/15/16 (A)	225	195

		401

Media — 0.5%
CSC Holdings
8.500%, 06/15/15 (A)	600	487
DirecTV Holdings LLC
8.375%, 03/15/13	696	644
EchoStar DBS
7.125%, 02/01/16	800	572

34

	Par (000)	Value (000)
CORPORATE BONDS — continued
Media — continued
Idearc
8.000%, 11/15/16	$675	$59

		1,762

Real Estate Investment Trusts — 0.9%
AMB Property LP (MTN)
6.300%, 06/01/13	1,050	775
iStar Financial
5.950%, 10/15/13	485	180
Prologis
6.625%, 05/15/18	600	242
Realty Income
6.750%, 08/15/19	1,160	777
Simon Property Group LP
5.300%, 05/30/13	1,100	814

		2,788

Retail — 1.6%
Autozone
6.500%, 01/15/14	840	728
CVS Caremark
5.750%, 06/01/17	500	435
Home Depot
5.875%, 12/16/36	1,500	972
Neiman-Marcus Group
10.375%, 10/15/15	600	228
Wal-Mart Stores
5.250%, 09/01/35	3,390	2,854

		5,217

Technology — 1.5%
BE Aerospace
8.500%, 07/01/18	240	199
International Business Machines
7.625%, 10/15/18	2,930	3,155
KLA-Tencor
6.900%, 05/01/18	600	475
Sungard Data Systems
10.625%, 05/15/15	250	194
10.250%, 08/15/15	720	421
TransDigm
7.750%, 07/15/14	500	382

		4,826

Telecommunications — 1.9%
AT&T
6.400%, 05/15/38	500	411
5.625%, 06/15/16	510	452
British Telecommunications PLC
8.625%, 12/15/10	500	499
GTE
6.940%, 04/15/28	2,840	2,324
Nextel Communications
7.375%, 08/01/15	1,650	660
Telecom Italia Capital SA
6.999%, 06/04/18	1,150	864
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	880

		6,090

Transportation — 1.0%
Avis Budget Car Rental
7.750%, 05/15/16#	900	234
ERAC USA Finance
6.375%, 10/15/17 (A)	975	684
FedEx
6.720%, 01/15/22	1,238	1,213
Hertz
10.500%, 01/01/16	475	192
8.875%, 01/01/14	725	378
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	500	400

		3,101

Utilities — 2.8%
Appalachian Power
4.950%, 02/01/15	890	786
Baltimore Gas & Electric
6.125%, 07/01/13	1,260	1,176
Bruce Mansfield Unit
6.850%, 06/01/34	650	509
Carolina Power & Light
6.300%, 04/01/38	725	690
Dominion Resources
7.000%, 06/15/38	1,035	856
Edison Mission Energy
7.750%, 06/15/16	665	524
Midamerican Energy
6.750%, 12/30/31	1,065	970
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	510	415
NiSource Finance
6.800%, 01/15/19	825	602
NRG Energy
7.250%, 02/01/14	950	777
Public Service of Colorado
6.500%, 08/01/38	810	791
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15 (A)	1,250	806
Wisconsin Energy
6.250%, 05/15/49 (B)	480	240

		9,142

Total Corporate Bonds (Cost $141,367)		106,360

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.2%
Federal National Mortgage Association — 15.2%
6.000%, 12/01/36	8,585	8,783
5.500%, 09/01/17	2,876	2,947
5.500%, 11/01/21	1,827	1,862
5.500%, 12/01/36	10,875	11,070
5.000%, 06/01/20	3,330	3,376
5.000%, 11/01/21	1,555	1,574
4.875%, 04/01/35 (B)	6,323	6,364
4.500%, 08/01/20	3,911	3,934
4.500%, 09/01/35	9,557	9,426

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $48,300)		49,336

35

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.6%
Federal National Mortgage Association — 19.6%
5.000%, 10/15/11#	$37,800	$40,015
4.750%, 12/15/10#	22,860	23,897

Total U.S. Government Agency Obligations (Cost $63,147)		63,912

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds — 2.2%
6.250%, 08/15/23	270	345
5.375%, 02/15/31#	3,495	4,346
4.500%, 02/15/36#	2,060	2,389

		7,080

U.S. Treasury Inflationary Index Bond — 3.2%
1.625%, 01/15/18#	11,090	10,306

U.S. Treasury Notes — 4.3%
4.875%, 07/31/11#	3,000	3,299
4.875%, 08/15/16	4,095	4,710
4.250%, 08/15/13#	5,555	6,187

		14,196

Total U.S. Treasury Obligations (Cost $31,787)		31,582

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,008
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,153
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294	3,198
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	5,506
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200	5,514
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.727%, 07/25/34 (B)	4,000	2,585

Total Collateralized Mortgage Obligations (Cost $33,567)		29,964

ASSET BACKED SECURITIES — 3.3%
Automotive — 1.1%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	1,346	1,330
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,500	2,453

		3,783

Credit Cards — 1.3%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	4,200	4,170

Utilities — 0.9%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	2,950

Total Asset Backed Securities (Cost $11,133)		10,903

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100	3,132
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (B)	5,300	3,960
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	4,500	3,306

Total Commercial Mortgage-Backed Securities (Cost $13,737)		10,398

LOAN AGREEMENTS — 0.2%
HCA
5.762%, 11/18/12 (B) (C)	948	752

(Cost $919)

	Number of Shares
PREFERRED STOCKS — 0.2%
Financial Conduits — 0.0%
Fannie Mae	77,000	84
Freddie Mac	52,400	39

		123

Financials — 0.2%
Merrill Lynch#	30,000	537

Total Preferred Stocks (Cost $3,833)		660

AFFILIATED MONEY MARKET FUND — 5.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	18,910,165	18,910

(Cost $18,910)
Total Investments Before Collateral for Loaned Securities – 99.1% (Cost $366,700)		322,777

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.9%
Affiliated Money Market Fund — 21.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	69,605,474	69,605

Money Market Funds — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	610,574	611

36

Allegiant Total Return Advantage Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Medium Term Notes — 1.3%
Morgan Stanley
0.700%, 04/03/09 (B)	$2,035	$2,035
0.750%, 04/15/09 (B)	2,035	2,035

		4,070

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 12/01/08	112	112

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $74,398)‡		74,398

TOTAL INVESTMENTS — 122.0% (Cost $441,098)*		397,175

Other Assets & Liabilities – (22.0)%		(71,510)

TOTAL NET ASSETS — 100.0%		$325,665

*	Aggregate cost for Federal income tax purposes is (000) $441,241.

Gross unrealized appreciation (000)	$4,224
Gross unrealized depreciation (000)	(48,290)

Net unrealized depreciation (000)	$(44,066)

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $73,110.

‡	See Note 8 in Notes to Financial Statements.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $7,629 and represents 2.3% of net assets as of November 30, 2008.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

(C)	Illiquid Security. Total market value of illiquid securities is (000) $752 and represents 0.2% of net assets as of November 30, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $347,788)	$303,867
Investments in affiliates at value, (Cost $18,910)	18,910
Short term investments held as collateral for loaned securities, (Cost $4,793)	4,793
Short term investments in affiliates held as collateral for loaned securities, (Cost $69,605)	69,605
Interest receivable	4,322
Receivable for shares of beneficial interest sold	1,036
Prepaid expenses	21

Total Assets	402,554

LIABILITIES
Payable for collateral for loaned securities	74,398
Payable for shares of beneficial interest redeemed	1,185
Dividends payable
Class I	1,068
Class A	7
Class B	1
Investment advisory fees payable 12b-1 fees payable	108
Class I	21
Class A	1
Administration fees payable	18
Custody fees payable	4
Trustee fees payable	13
Shareholder service fees payable
Class A	1
Other liabilities	64

Total Liabilities	76,889

TOTAL NET ASSETS	$325,665

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$371,853
Undistributed Net Investment Income	3
Accumulated Net Realized Loss on Investments	(2,268)
Net Unrealized Depreciation on Investments	(43,923)

Total Net Assets	$325,665

Net Asset Value, Offering and Redemption Price Per Share — Class I ($315,624,799 ÷ 35,059,304 outstanding shares of beneficial interest)	$9.00

Net Asset Value and Redemption Price Per Share — Class A ($8,837,708 ÷ 981,208 outstanding shares of beneficial interest)	$9.01

Maximum Offering Price Per Share — Class A ($9.01 ÷ 95.50%)	$9.43

Net Asset Value and Offering Price Per Share — Class B ($1,018,936 ÷ 112,794 outstanding shares of beneficial interest)	$9.03

Net Asset Value and Offering Price Per Share — Class C ($183,980 ÷ 20,398 outstanding shares of beneficial interest)	$9.02

See Notes to Financial Statements.

37

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.4%
Federal Home Loan Bank — 4.3%
2.600%, 05/14/09	$2,735	$2,755

Federal Home Loan Mortgage Corporation — 7.0%
4.875%, 02/17/09	1,150	1,159
4.750%, 03/05/09 (A)	1,750	1,767
4.750%, 11/03/09	1,500	1,539

		4,465

Federal National Mortgage Association — 15.1%
5.375%, 08/15/09 #	4,725	4,854
4.125%, 05/15/10	1,000	1,030
3.050%, 04/28/10	1,265	1,283
2.500%, 04/09/10	2,450	2,468

		9,635

Total U.S. Government Agency Obligations (Cost $16,710)		16,855

ASSET BACKED SECURITIES — 14.4%
Automotive — 8.8%
Bank of America Securities Auto Trust, Series 2006-G1, Cl A3
5.180%, 06/18/10	595	591
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A2A
3.740%, 03/15/11	875	851
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	410	408
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A4
5.360%, 01/15/13	1,000	986
Daimler Chrysler Auto Trust, Series 2006-B, Cl A3
5.330%, 08/08/10	387	384
Ford Credit Auto Owner Trust, Series 2006-C, ClA3
5.160%, 11/15/10	850	837
Honda Auto Receivables Owner Trust, Series 2006-2, Cl A3
5.300%, 07/21/10	252	251
USAA Auto Owner Trust, Series 2007-1, Cl A2
5.400%, 04/15/10	181	181
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	475	469
World Omni Auto Receivables Trust, Series 2006-A, Cl A4
5.030%, 10/17/11	680	664

		5,622

Credit Cards — 4.6%
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	1,450	1,440
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,499

		2,939

Utilities — 1.0%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	620	632

Total Asset Backed Securities (Cost $9,283)		9,193

U.S. TREASURY OBLIGATIONS — 24.1%
U.S. Treasury Notes — 24.1%
4.750%, 02/15/10#	4,665	4,894
4.125%, 08/15/10#	3,085	3,259
4.000%, 09/30/09	740	759
3.500%, 12/15/09#	4,240	4,362
2.875%, 06/30/10#	2,000	2,063

Total U.S. Treasury Obligations (Cost $15,047)		15,337

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
6.997%, 02/25/33 (B)	12	12
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	888	884
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	365	367
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	26	27
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	956	962
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	645	647
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	528	534
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	540	544
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	50	50
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	1,730	1,736
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	862	871
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	1,140	1,149
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	978	992
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	116	117

Total Collateralized Mortgage Obligations (Cost $8,874)		8,892

CORPORATE BONDS — 11.2%
Cable — 0.4%
Comcast
5.850%, 01/15/10	280	275

Commercial Services — 0.4%
AT&T
4.125%, 09/15/09#	280	278

38

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 6.8%
Citigroup
4.250%, 07/29/09	$900	$881
FleetBoston Financial
7.375%, 12/01/09	625	627
General Electric Capital (MTN)
3.565%, 10/26/09 (B)	280	272
HSBC Finance
8.000%, 07/15/10	340	337
JPMorgan Chase
7.875%, 06/15/10	575	589
Merrill Lynch (MTN)
4.250%, 02/08/10	355	342
Morgan Stanley
4.250%, 05/15/10	350	331
National Westminster Bank PLC
7.375%, 10/01/09	480	466
Wachovia
3.625%, 02/17/09	485	482

		4,327

Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	165	156
Insurance — 0.8%
American General Finance (MTN)
4.625%, 05/15/09	425	354
Genworth Financial
5.231%, 05/16/09	160	137

		491

Real Estate Investment Trusts — 0.3%
Simon Property Group LP
3.750%, 01/30/09	220	217

Retail — 0.6%
CVS Caremark
4.317%, 09/10/10 (B)	180	161
Home Depot
3.750%, 09/15/09	235	229

		390

Telecommunications — 0.5%
GTE
7.510%, 04/01/09	280	281

Utilities — 1.1%
Dominion Resources
5.125%, 12/15/09	233	227
Midamerican Funding LLC
6.339%, 03/01/09	310	313
Xcel Energy
7.000%, 12/01/10	160	164

		704

Total Corporate Bonds (Cost $7,391)		7,119

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.5%
Federal Home Loan Mortgage Corporation — 1.5%
5.000%, 03/15/27	923	932

Federal National Mortgage Association — 4.0%
5.500%, 12/01/11	919	940
5.099%, 01/01/36 (B)	1,606	1,623

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $3,454)		3,495

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,359,244	2,359

(Cost $2,359)
Total Investments Before Collateral for Loaned Securities – 99.2% (Cost $63,118)		63,250

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 28.7%
Affiliated Money Market Fund — 26.9%
Allegiant Advantage Institutional Money Market
Fund, Class I†	17,142,319	17,142

Money Market Funds — 0.2%
AIM STIT Liquid Assets Portfolio
2.230%, 12/01/08	150,371	150

	Par (000)
Medium Term Notes — 1.6%
Morgan Stanley
0.700%, 04/03/09 (B)	$501	501
0.750%, 04/15/09 (B)	501	502

		1,003

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 12/01/08	28	28

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $18,322)‡		18,323

TOTAL INVESTMENTS — 127.9%
(Cost $81,440)*		81,573

Other Assets & Liabilities — (27.9)%
Dividends Payable
Class I		(66)
Investment Advisory Fees Payable 12b-1 Fees Payable		(10)
Class I		(4)
Administration Fees Payable		(4)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(9)
Payable for Collateral for Loaned Securities		(18,323)
Payable for Shares of Beneficial Interest Redeemed		(47)
Other		665
Total Other Assets & Liabilities		(17,800)

TOTAL NET ASSETS — 100.0%		$63,773

39

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$66,248
Undistributed Net Investment Income	267
Accumulated Net Realized Loss on Investments	(2,875)
Net Unrealized Appreciation on Investments	133

Total Net Assets	$63,773

Net Asset Value, Offering and Redemption Price Per Share — Class I ($62,544,565 ÷ 6,267,870 outstanding shares of beneficial interest)	$9.98

Net Asset Value and Redemption Price Per Share — Class A ($1,228,652 ÷ 122,953 outstanding shares of beneficial interest)	$9.99

Maximum Offering Price Per Share — Class A ($9.99 ÷ 99.00%)	$10.09

*	Aggregate cost for Federal income tax purposes is (000) $81,440.

Gross unrealized appreciation (000)	$527
Gross unrealized depreciation (000)	(394)

Net unrealized appreciation (000)	$133

†	See Note 3 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $18,038.

‡	See Note 8 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date. (B) Variable Rate Security — the rate shown is the rate in effect on November 30, 2008.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Financial Statements.

40

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.8%
Arizona — 3.9%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,074
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,657

		2,731

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	750	245

Colorado — 0.0%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 16.5%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,321
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	172
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,032
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	1,951
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
6.579%, 12/01/17	1,000	923
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,314
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,573
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,063
University of North Florida Financing Corporation, Housing Project (RB) (FGIC)
5.000%, 11/01/18	2,070	2,125

		11,474

Georgia — 8.1%
Atlanta Water & Wastewater Authority (RB) Series A (FGIC)
5.500%, 11/01/13	1,950	2,070
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,821
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	1,645	1,749

		5,640

Illinois — 5.2%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	169
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,093
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,314
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,040

		3,616

Indiana — 15.6%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,199
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,898
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,125
Purdue University (COP)
5.250%, 07/01/21	2,240	2,317
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,051
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,240

		10,830

Massachusetts — 0.7%
Massachusetts State Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	500	514

Michigan — 4.2%
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,850	1,996
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	939

		2,935

Mississippi — 3.4%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,076
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB)
Series A (AMBAC)
5.000%, 11/01/14	1,190	1,290

		2,366

Missouri — 1.6%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,124

41

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — 1.6%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	$1,000	$1,089

New Mexico — 1.8%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,210	1,249

New York — 3.5%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,395
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,062

		2,457

North Carolina — 3.3%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,235
Mooresville (COP)
5.000%, 09/01/17	1,000	1,041

		2,276

Oklahoma — 4.6%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,683
Oklahoma Development Finance Authority, St. John Health System (RB)
5.000%, 02/15/17	500	497

		3,180

Pennsylvania — 1.5%
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	1,000	1,044

South Carolina — 0.7%
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	472

Tennessee — 1.2%
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	832

Texas — 6.9%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,066
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,111
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	220
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	196
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	859
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	743
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	586

		4,781

Virginia — 1.6%
Virginia College Building Authority (RB) Series A
5.000%, 09/01/15	965	1,057
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	39

		1,096

Washington — 7.1%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,368
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	1,700	1,746
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,846

		4,960

Wisconsin — 1.5%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,000	1,043

Puerto Rico — 1.0%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	188
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	483

		671

Total Municipal Bonds (Cost $66,686)		66,660

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Tax-Exempt Money Market Fund, Class I†	1,947,397	1,947

(Cost $1,947)
TOTAL INVESTMENTS — 98.6% (Cost $68,633)*		68,607

42

Value (000)
Other Assets & Liabilities — 1.4%
Dividends Payable
Class I	$(201)
Class A	(5)
Investment Advisory Fees Payable 12b-1 Fees Payable	(23)
Class I	(4)
Administration Fees Payable	(4)
Custody Fees Payable	(1)
Trustees’ Fees Payable	(7)
Payable for Shares of Beneficial Interest Redeemed	(241)
Other	1,462
Total Other Assets & Liabilities	976

TOTAL NET ASSETS — 100.0%	$69,583

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$69,110
Distributions in Excess of Net Investment Income	(244)
Undistributed Net Realized Gain on Investments	743
Net Unrealized Depreciation on Investments	(26)

Total Net Assets	$69,583

Net Asset Value, Offering and Redemption Price Per Share — Class I ($65,232,155 ÷ 6,820,003 outstanding shares of beneficial interest)	$9.56

Net Asset Value and Redemption Price Per Share — Class A ($4,202,122 ÷ 437,989 outstanding shares of beneficial interest)	$9.59

Maximum Offering Price Per Share — Class A ($9.59 ÷ 97.00%)	$9.89

Net Asset Value and Offering Price Per Share — Class B ($148,616 ÷ 15,538 outstanding shares of beneficial interest)	$9.56

Net Asset Value and Offering Price Per Share — Class C ($574 ÷ 60 outstanding shares of beneficial)	$9.53

*	Aggregate cost for Federal income tax purposes is (000) $68,245.

Gross unrealized appreciation (000)	$1,554
Gross unrealized depreciation (000)	(1,192)

Net unrealized appreciation (000)	$362

†	See Note 3 in Notes to Financial Statements.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — AMBAC Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Permanent School Fund—Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

43

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.2%
Allendale Public School District (GO) Series A (FSA)
5.500%, 05/01/16	$1,000	$1,118
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,330	1,364
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,684
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,145	1,210
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,090
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,086
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,300	1,311
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,078
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,699
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,139
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,694
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,116
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,071
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,069
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,052
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,355	2,541
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,004
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,165
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,071
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	1,250	1,336
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	155	159
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	551
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	299
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	1,750	1,885
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,291
5.000%, 11/01/18	1,000	1,069
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,204
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,063
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	35	36
Thornapple Kellogg School District (GO) (MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,078
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,075	1,131
Utica Community Schools (GO) (Q-SBLF)
4.000%, 05/01/18	175	172
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,054
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,150	1,199

		39,089

Total Municipal Bonds (Cost $38,054)		39,089

	Number of Shares
MONEY MARKET FUND — 2.3%
JPMorgan Michigan Municipal Money Market Fund	921,221	921

(Cost $921)
TOTAL INVESTMENTS — 99.5% (Cost $38,975)*		40,010

44

Value (000)
Other Assets & Liabilities — 0.5%
Dividends Payable
Class I	$(95)
Class A	(7)
Investment Advisory Fees Payable	(13)
12b-1 Fees Payable
Class I	(1)
Administration Fees Payable	(3)
Custody Fees Payable	(1)
Trustees’ Fees Payable	(6)
Payable for Shares of Beneficial Interest Redeemed	(186)
Other	529
Total Other Assets & Liabilities	217

TOTAL NET ASSETS — 100.0%	$40,227

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$38,763
Distributions in Excess of Net Investment Income	(95)
Undistributed Net Realized Gain on Investments	524
Net Unrealized Appreciation on Investments	1,035

Total Net Assets	$40,227

Net Asset Value, Offering and Redemption Price Per Share — Class I ($29,692,516 ÷ 3,004,890 outstanding shares of beneficial interest)	$9.88

Net Asset Value and Redemption Price Per Share — Class A ($10,258,774 ÷ 1,038,822 outstanding shares of beneficial interest)	$9.88

Maximum Offering Price Per Share — Class A ($9.88 ÷ 97.00%)	$10.19

Net Asset Value and Offering Price Per Share — Class B ($221,159 ÷ 22,354 outstanding shares of beneficial interest)	$9.89

Net Asset Value and Offering Price Per Share — Class C ($54,608 ÷ 5,516 outstanding shares of beneficial interest)	$9.90

*	Aggregate cost for Federal income tax purposes is (000) $38,885.

Gross unrealized appreciation (000)	$1,378
Gross unrealized depreciation (000)	(253)

Net unrealized appreciation (000)	$1,125

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Financial Statements.

45

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.1%
Ohio — 92.9%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,081
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,018
5.750%, 12/01/09	1,680	1,699
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,620
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	252
5.000%, 12/01/08	200	200
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	533
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,320
5.000%, 12/01/16	1,260	1,366
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,019
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,272
5.250%, 09/15/22	1,790	1,832
Cleveland Public Power Systems, First Mortgage
(RB) Series 1 (MBIA)
6.000%, 11/15/10	445	476
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,075
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,389
Cuyahoga County (GO)
5.650%, 05/15/18	600	676
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	345	376
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,045
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,376
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,055
Franklin County (GO)
5.000%, 12/01/15	1,875	2,059
5.000%, 12/01/16	950	1,030
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/19	495	536
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,591
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,166
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,138
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,098
Hamilton County Sewer System (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,400
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,009
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,401
Lebanon City School District, Prerefunded
12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	1,000	1,098
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,763
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,176
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,467
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,351
5.000%, 09/01/15	1,695	1,840
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,561
5.375%, 12/01/16	1,250	1,303
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	901
Ohio Capital Corporation for Housing (RB) Series D (FHA)
5.350%, 02/01/09	135	136
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,921
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,224
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,710
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
3.538%, 01/15/13 (A)	1,340	960
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series B
5.250%, 04/01/15	2,105	2,316
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,726
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	4,848
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	620

46

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	$1,500	$1,520
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,152
Ohio State Higher Educational Facilities Commission, University of Dayton 2001
Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,505
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,686
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,474
5.000%, 12/01/15	1,260	1,385
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	1,979
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	40	40
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,220
5.500%, 02/15/18	1,000	1,101
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	36
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,359
Princeton City School District, Prerefunded 12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,267
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	465
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,090
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	603
5.750%, 12/01/16	400	437
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,261
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,352
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,087
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,107
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,115
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,174
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,185
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	468
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,521
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,431
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	852
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	151
5.750%, 12/01/14	690	778
5.750%, 12/01/15	740	839
5.750%, 12/01/16	800	905
5.750%, 12/01/17	400	450

		107,104

Puerto Rico — 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Z (MBIA)
6.250%, 07/01/14	1,295	1,401
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C
(AMBAC)
5.500%, 07/01/17	160	160
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	104
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	300	282
5.000%, 07/01/18	500	458
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	754
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	483

		3,642

Total Municipal Bonds (Cost $109,419)		110,746

47

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Ohio Municipal Money Market Fund, Class I†	2,677,010	$2,677
(Cost $2,677)

TOTAL INVESTMENTS — 98.4% (Cost $112,096)*		113,423

Other Assets & Liabilities — 1.6%
Dividends Payable
Class I		(310)
Class A		(5)
Investment Advisory Fees Payable		(38)
12b-1 Fees Payable
Class I		(6)
Class A		(1)
Administration Fees Payable		(6)
Custody Fees Payable		(2)
Shareholder Service Fees Payable
Class A		(1)
Trustees’ Fees Payable		(7)
Payable for Shares of Beneficial Interest Redeemed		(156)
Other		2,412
Total Other Assets & Liabilities		1,880

TOTAL NET ASSETS — 100.0%		$115,303

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$114,020
Distributions in Excess of Net Investment Income		(65)
Undistributed Net Realized Gain on Investments		21
Net Unrealized Appreciation on Investments		1,327

Total Net Assets		$115,303

Net Asset Value, Offering and Redemption Price Per Share — Class I ($104,909,341 ÷ 9,630,942 outstanding shares of beneficial interest)		$10.89

Net Asset Value and Redemption Price Per Share — Class A ($9,177,816 ÷ 845,432 outstanding shares of beneficial interest)		$10.86

Maximum Offering Price Per Share — Class A ($10.86 ÷ 97.00%)		$11.20

Net Asset Value and Offering Price Per Share — Class B ($580,571 ÷ 53,584 outstanding shares of beneficial interest)		$10.83

Net Asset Value and Offering Price Per Share — Class C ($635,497 ÷ 58,619 outstanding shares of beneficial interest)		$10.84

*	Aggregate cost for Federal income tax purposes is (000) $112,096.

Gross unrealized appreciation (000)	$2,654
Gross unrealized depreciation (000)	(1,327)

Net unrealized appreciation (000)	$1,327

†	See Note 3 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Association.
RB	— Revenue Bond
STRB	— Short Term Revenue Bond
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

48

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.4%
Pennsylvania — 86.2%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	$500	$526
Allegheny County Higher Education Authority, Duquesne University Project (RB) Series A (AMBAC)
6.500%, 03/01/10	380	397
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	175	183
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	500	472
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	233
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	293
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	304
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,015
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC)
5.000%, 09/01/21	920	1,027
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	532
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,097
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,661
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,285
Moon Area School District (GO) Series A (FGIC)
5.200%, 11/15/11 (A)	1,070	976
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,182
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,073
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,108
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,105
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,419
Pennsylvania State (GO)
5.000%, 01/01/15	1,000	1,089
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,070
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	998
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	505
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,096
5.000%, 03/01/13	1,000	1,079
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	95	100
Philadelphia Water & Wastewater Authority (RB) (MBIA)
6.250%, 08/01/11	200	219
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	1,000	1,087
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	992
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,085
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	160
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	547
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,330
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	205	222
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,050

		30,517

Puerto Rico — 9.2%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	382
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	1,590	1,589
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	1,070	1,112
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	200	188

		3,271

Total Municipal Bonds (Cost $33,000)		33,788

49

Allegiant Pennsylvania Intermediate Municipal Bond Fund STATEMENT OF NET ASSETS November 30, 2008 (Unaudited)	STATEMENT OF ASSETS AND LIABILITIES November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.4%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	1,195,210	$1,195

(Cost $1,195)
TOTAL INVESTMENTS — 98.8% (Cost $34,195)*		34,983

Other Assets & Liabilities – 1.2%		416

TOTAL NET ASSETS — 100.0%		$35,399

*	Aggregate cost for Federal income tax purposes is (000) $34,195.

Gross unrealized appreciation (000)	$1,175
Gross unrealized depreciation (000)	(387)

Net unrealized appreciation (000)	$788

†	See Note 3 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

GO — General Obligation

MBIA — MBIA, Inc.

RB — Revenue Bond

STRB — Special Tax Revenue Bond

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $33,000)	$33,788
Investments in affiliates at value, (Cost $1,195)	1,195
Receivable for shares of beneficial interest sold	94
Interest receivable	534
Prepaid expenses	1

Total Assets	35,612

LIABILITIES
Payable for shares of beneficial interest redeemed	87
Dividends payable
Class I	93
Class A	2
Investment advisory fees payable	12
12b-1 fees payable
Class I	1
Administration fees payable	2
Custody fees payable	1
Transfer agent fees payable	1
Trustee fees payable	3
Other liabilities	11

Total Liabilities	213

TOTAL NET ASSETS	$35,399

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$34,438
Distributions in Excess of Net Investment Income	(47)
Undistributed Net Realized Gain on Investments	220
Net Unrealized Appreciation on Investments	788

Total Net Assets	$35,399

Net Asset Value, Offering and Redemption Price Per Share — Class I ($32,430,589 ÷ 3,171,174 outstanding shares of beneficial interest)	$10.23

Net Asset Value and Redemption Price Per Share — Class A ($2,008,327 ÷ 196,024 outstanding shares of beneficial interest)	$10.25

Maximum Offering Price Per Share — Class A ($10.25 ÷ 97.00%)	$10.57

Net Asset Value and Offering Price Per Share — Class C ($960,304 ÷ 93,795 outstanding shares of beneficial interest)	$10.24

See Notes to Financial Statements.

50

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2008 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest	$8,067	$5,105	$352	$8,784
Dividends	99	—	21	—
Income from affiliate (1)	24	25	5	107
Security lending income from non-affiliated investments	22	—	1	26
Security lending income from affiliated funds (1)	40	1	1	106

Total Investment Income	8,252	5,131	380	9,023

Expenses:
Investment advisory fees	739	459	19	887
Administration fees	88	58	3	109
12b-1 fees:
Class I	35	21	—	43
Class A	1	1	—	1
Class B	1	10	—	14
Class C	1	3	—	2
Shareholder services fees:
Class A	7	14	—	9
Class B	—	3	—	5
Class C	—	1	—	1
Transfer agent fees	26	26	1	34
Custodian fees	15	19	3	16
Professional fees	15	9	9	17
Pricing service fees	6	43	3	5
Printing and shareholder reports	12	5	—	11
Registration and filing fees	14	16	8	14
Trustees’ fees	10	6	—	12
Miscellaneous	3	4	—	3

Total Expenses	973	698	46	1,183

Less:
Waiver of investment advisory fees (1)	(98)	(93)	(15)	(180)
Expense reimbursements (1)	—	—	(2)	—

Net Expenses	875	605	29	1,003

Net Investment Income	7,377	4,526	351	8,020

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(2,827)	(434)	(107)	(3,273)
Net change in unrealized appreciation/depreciation on investments	(17,357)	3,221	(2,993)	(11,674)

Net Gain (Loss) on Investments	(20,184)	2,787	(3,100)	(14,947)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,807)	$7,313	$(2,749)	$(6,927)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

51

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2008 (Unaudited)

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$2,953	$10,914	$1,208
Dividends	—	123	—
Income from affiliate(1)	42	85	21
Security lending income from non-affiliated investments	23	50	9
Security lending income from affiliated funds(1)	69	135	32

Total Investment Income	3,087	11,307	1,270

Expenses:
Investment advisory fees	294	961	107
Administration fees	44	117	20
12b-1 fees:
Class I	17	45	8
Class A	—	1	—
Class B	2	5	—
Class C	1	1	—
Shareholder services fees:
Class A	4	13	1
Class B	1	2	—
Transfer agent fees	12	122	4
Custodian fees	9	18	6
Professional fees	8	18	5
Pricing service fees	8	11	5
Printing and shareholder reports	4	12	2
Registration and filing fees	14	22	7
Trustees’ fees	4	12	2
Miscellaneous	2	4	1

Total Expenses	424	1,364	168

Less:
Waiver of investment advisory fees(1)	(47)	(200)	(43)

Net Expenses	377	1,164	125

Net Investment Income	2,710	10,143	1,145

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	294	(5,875)	25
Net realized loss on foreign currency transactions	—	(121)	—
Net change in unrealized appreciation/depreciation on investments	(2,420)	(37,351)	(123)

Net Loss on Investments	(2,126)	(43,347)	(98)

Net Increase (Decrease) in Net Assets Resulting from Operations	$584	$(33,204)	$1,047

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

52

Allegiant Tax Exempt Bond Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2008 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Investment Income:
Interest	$1,598	$985	$2,470	$727
Income from affiliate(1)	11	8	26	9

Total Investment Income	1,609	993	2,496	736

Expenses:
Investment advisory fees	183	110	295	90
Administration fees	23	14	37	12
12b-1 fees:
Class I	8	3	13	3
Class A	1	1	1	—
Class B	1	1	2	—
Class C	—	—	2	3
Shareholder services fees:
Class A	6	13	12	3
Class B	—	—	1	—
Class C	—	—	1	1
Transfer agent fees	6	6	9	3
Custodian fees	4	3	6	3
Professional fees	5	5	9	4
Pricing service fees	5	3	8	3
Printing and shareholder reports	2	1	4	1
Registration and filing fees	11	12	5	2
Trustees’ fees	2	1	3	1
Miscellaneous	2	2	2	—

Total Expenses	259	175	410	129

Less:
Waiver of investment advisory fees(1)	(37)	(23)	(60)	(18)

Net Expenses	222	152	350	111

Net Investment Income	1,387	841	2,146	625

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	296	184	203	(50)
Net change in unrealized appreciation/depreciation on investments	(2,162)	(1,065)	(2,366)	(562)

Net Loss on Investments	(1,866)	(881)	(2,163)	(612)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(479)	$(40)	$(17)	$13

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

53

Allegiant Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Period April 29, 2008** - May 31, 2008
Investment Activities:
Net investment income	$7,377	$16,987	$4,526	$11,786	$351	$39
Net realized gain (loss) on investments sold and foreign currency transactions	(2,827)	4,430	(434)	1,246	(107)	1
Net change in unrealized appreciation/depreciation on investments	(17,357)	1,061	3,221	3,767	(2,993)	(52)
Net increase from payment by affiliate(1)	—	102	—	68	—	—

Net increase (decrease) in net assets resulting from operations	(12,807)	22,580	7,313	16,867	(2,749)	(12)

Dividends to Shareholders:
Dividends from net investment income:
Class I	(7,316)	(16,723)	(4,317)	(11,202)	(337)	(38)
Class A	(145)	(285)	(282)	(552)	(8)	(1)
Class B	(7)	(15)	(55)	(115)	—	—
Class C	(4)	(7)	(19)	(46)	—	—

Total dividends	(7,472)	(17,030)	(4,673)	(11,915)	(345)	(39)

Share Transactions:
Proceeds from shares issued:
Class I	14,835	43,057	7,213	24,161	2,374	6,350
Class A	191	431	1,077	1,636	—	284
Class B	24	68	165	43	—	—
Class C	1	94	63	18	—	—
Reinvestment of dividends:
Class I	2,165	3,734	810	1,648	262	38
Class A	103	197	205	399	8	1
Class B	6	12	42	87	—	—
Class C	3	6	14	35	—	—

Total proceeds from shares issued and reinvested	17,328	47,599	9,589	28,027	2,644	6,673

Value of shares redeemed:
Class I	(42,738)	(107,270)	(28,559)	(96,584)	(15)	—
Class A	(603)	(1,026)	(1,837)	(2,240)	—	(80)
Class B	(80)	(316)	(573)	(477)	—	—
Class C	(32)	(80)	(116)	(548)	—	—

Total value of shares redeemed	(43,453)	(108,692)	(31,085)	(99,849)	(15)	(80)

Increase (decrease) in net assets from share transactions	(26,125)	(61,093)	(21,497)	(71,822)	2,628	6,593

Total increase (decrease) in net assets	(46,404)	(55,543)	(18,857)	(66,870)	(466)	6,542

Net Assets:
Beginning of period	309,139	364,682	193,550	260,420	6,542	6,544

End of period*	$262,735	$309,139	$174,693	$193,550	$6,076	$6,542

*Including undistributed (distributions in excess of) net investment income	$126	$221	$97	$244	$6	$—

(1)	See Note 11 in Notes to Financial Statements.

**	Commencement of operations.

See Notes to Financial Statements.

54

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
$8,020	$15,928	$2,710	$6,470	$10,143	$19,902	$1,145	$2,914
(3,273)	5,829	294	1,692	(5,996)	7,373	25	482
(11,674)	2,950	(2,420)	844	(37,351)	(2,970)	(123)	328
—	106	—	59	—	82	—	33

(6,927)	24,813	584	9,065	(33,204)	24,387	1,047	3,757

(7,784)	(15,488)	(2,646)	(6,254)	(9,792)	(19,591)	(1,210)	(2,873)
(161)	(366)	(52)	(133)	(263)	(510)	(9)	(51)
(65)	(150)	(7)	(16)	(27)	(57)	—	—
(10)	(17)	(6)	(13)	(5)	(9)	—	—

(8,020)	(16,021)	(2,711)	(6,416)	(10,087)	(20,167)	(1,219)	(2,924)

24,968	86,383	6,276	21,315	44,358	151,469	4,370	13,466
325	404	332	118	421	3,129	1,137	34
94	188	22	27	5	94	—	—
43	588	—	—	16	35	—	—
2,229	4,699	1,421	3,163	2,740	6,164	782	1,827
135	312	38	95	220	437	8	45
58	137	5	13	20	38	—	—
9	16	6	12	3	6	—	—

27,861	92,727	8,100	24,743	47,783	161,372	6,297	15,372

(34,221)	(84,308)	(11,979)	(42,822)	(85,050)	(165,296)	(7,399)	(22,250)
(1,383)	(1,694)	(273)	(1,025)	(1,902)	(2,149)	(150)	(1,281)
(631)	(1,054)	(11)	(74)	(237)	(227)	—	—
(71)	(439)	(21)	(31)	(45)	(59)	—	—

(36,306)	(87,495)	(12,284)	(43,952)	(87,234)	(167,731)	(7,549)	(23,531)

(8,445)	5,232	(4,185)	(19,209)	(39,449)	(6,359)	(1,252)	(8,159)

(23,392)	14,024	(6,312)	(16,560)	(82,740)	(2,139)	(1,424)	(7,326)

369,337	355,313	143,647	160,207	408,405	410,544	65,197	72,523

$345,945	$369,337	$137,335	$143,647	$325,665	$408,405	$63,773	$65,197

$228	$228	$(180)	$(179)	$3	$(53)	$267	$341

55

Allegiant Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET AS SETS (000) (Unaudited)

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income	$1,387	$3,436
Net realized gain (loss) on investments sold	296	256
Net change in unrealized appreciation/depreciation on investments	(2,162)	631
Net increase from payment by affiliate(1)	—	17

Net increase (decrease) in net assets resulting from operations	(479)	4,340

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,313)	(3,264)
Class A	(81)	(171)
Class B	(2)	(9)
Class C	—	—
Distributions from net realized capital gains:
Class I	—	(350)
Class A	—	(20)
Class B	—	(1)
Class C	—	—

Total dividends and distributions	(1,396)	(3,815)

Share Transactions:
Proceeds from shares issued:
Class I	4,032	5,837
Class A	542	274
Class B	—	—
Class C	—	9
Reinvestment of dividends and distributions:
Class I	38	88
Class A	46	111
Class B	2	8
Class C		—

Total proceeds from shares issued and reinvested	4,660	6,327

Value of shares redeemed:
Class I	(9,035)	(32,613)
Class A	(729)	(1,763)
Class B	(24)	(241)
Class C	(8)	(6)

Total value of shares redeemed	(9,796)	(34,623)

Decrease in net assets from share transactions	(5,136)	(28,296)

Total decrease in net assets	(7,011)	(27,771)

Net Assets:
Beginning of period	76,594	104,365

End of period*	$69,583	$76,594

*Including distributions in excess of net investment income	$(244)	$(235)

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

56

Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
$841	$2,143	$2,146	$4,749	$625	$1,334
184	704	203	574	(50)	290
(1,065)	(69)	(2,366)	1,329	(562)	358
—	12	—	19	—	6

(40)	2,790	(17)	6,671	13	1,988

(642)	(1,664)	(1,964)	(4,385)	(581)	(1,259)
(196)	(479)	(165)	(346)	(35)	(68)
(3)	(11)	(8)	(20)	—	—
(1)	(1)	(9)	(17)	(9)	(14)
—	(766)	—	—	—	(164)
—	(233)	—	—	—	(10)
—	(5)	—	—	—	—
—	(1)	—	—	—	(2)

(842)	(3,160)	(2,146)	(4,768)	(625)	(1,517)

2,710	7,379	8,161	21,223	1,463	4,119
146	210	710	805	22	294
2	—	—	—	—	—
—	23	1	16	364	55
29	150	30	67	3	20
149	580	134	279	22	52
3	13	6	14	—	—
1	2	6	11	6	15

3,040	8,357	9,048	22,415	1,880	4,555

(8,898)	(13,481)	(10,581)	(39,199)	(2,792)	(7,783)
(1,808)	(2,185)	(1,256)	(1,548)	(193)	(175)
(28)	(223)	(81)	(75)	—	—
	(10)	(7)	—	(20)	—

(10,734)	(15,899)	(11,925)	(40,822)	(3,005)	(7,958)

(7,692)	(7,542)	(2,878)	(18,407)	(1,125)	(3,403)

(8,575)	(7,912)	(5,041)	(16,504)	(1,737)	(2,932)

48,802	56,714	120,344	136,848	37,136	40,068

$40,227	$48,802	$115,303	$120,344	$35,399	$37,136

$(95)	$(94)	$(65)	$(65)	$(47)	$(47)

57

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited )

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2008, the Trust offered for sale shares of 31 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Exempt Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares, which are sold with a contingent deferred sales charge, are no longer offered except in connection with dividend reinvestments and permitted exchanges.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund , S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Exempt Bond Funds. The financial statements of the Equity Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Exempt Bond Funds.

Investment Valuation

Investment securities of the Fixed Income and Tax Exempt Bond Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid

58

and asked prices. The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize last bid prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board of Trustees has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short-term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the New York Stock Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the New York Stock Exchange) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

59

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30 , 2008 (Unaudited)

The Funds adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The adoption of Statement 157 did not have any material effect on the amounts reported in the Funds’ financial statements.

The market value table below illustrates the valuation hierarchy of the Funds’ securities as of November 30, 2008:

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Bond Fund	$22,983	$274,310	$—	$297,293
Government Mortgage Fund	2,085	189,672	—	191,757
High Yield Bond Fund	982	5,732	—	6,714
Intermediate Bond Fund	90,077	327,544	—	417,621
Limited Maturity Bond Fund	35,620	133,819	—	169,439
Total Return Advantage Fund	89,786	307,389	—	397,175
Ultra Short Bond Fund	19,651	61,921	—	81,572
Intermediate Tax Exempt Bond Fund	1,947	66,660	—	68,607
Michigan Intermediate Municipal Bond Fund	921	39,089	—	40,010
Ohio Intermediate Tax Exempt Bond Fund	2,677	110,746	—	113,423
Pennsylvania Intermediate Municipal Bond Fund	1,195	33,788	—	34,983

*	Financial instruments other than investments in securities were not held in the Funds at November 30, 2008.

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a reconciliation of securities in which significant unobservable inputs (Level 3) were used in determining a fair valuation greater than $500:

	Level 3 Reconciliation (in thousands)
	Investments in Securities
	Balance as of 05/31/08	Accrued Discount (Premium)		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers in and/or out of Level 3	Balance as of 11/30/08
Total Return Advantage Fund	$38	$—	(A)	$—	(A)	$—	$(38)	$—	$—

(A)	Value is less than $500.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain

60

foreign securities, as soon as the Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets; however, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Fixed Income and Tax Exempt Bond Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Fixed Income and Tax Exempt Bond Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

Forward currency contracts are primarily used to hedge currency risk. During the period, single forward foreign currency contracts amounting to less than 2% of total net assets were held at various times within the Allegiant Total Return Advantage Fund for hedging purposes. In such cases, a Fund will typically enter into a contract to protect against foreign currency variations in approximation to the amount of securities denominated in such a foreign currency. Furthermore, such contracts may be entered into in anticipation of hedging against the effect of currency fluctuations when a foreign denominated security is purchased or sold, such as in the case of an anticipated security sale that would result in the receipt of a foreign currency at an anticipated future date which must then be exchanged for U.S. dollars. Alternatively, a Fund may also use foreign currency forwards to gain un-hedged exposure to various currencies and help to expand investment opportunities for diversification of portfolios, thus enabling a Fund to take advantage of a particular global monetary/fiscal policy view in a liquid manner. Details of forward foreign currency contracts open at period end are included in the respective Fund’s Statements of Net Assets. As of November 30, 2008, there were no open forward foreign currency contracts in the Funds.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of November 30, 2008, there were no open futures contracts in the Funds.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation)

61

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of November 30, 2008, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with a value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fixed Income and Tax Exempt Bond Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees or reimburse expenses of the Fund. The table below lists the advisory fees and waivers that were in effect for the period October 1, 2008 to November 30, 2008.

62

	Annual Rate	Fee Waiver	Expense Reimbursement
Bond Fund	0.45%	0.00%	—
Government Mortgage Fund	0.40%	0.00%	—
High Yield Bond Fund	0.50%	0.50%*	0.16	%*
Intermediate Bond Fund	0.40%	0.00%	—
Limited Maturity Bond Fund	0.35%	0.00%	—
Total Return Advantage Fund	0.40%	0.00%	—
Ultra Short Bond Fund	0.20%	0.00%	—
Intermediate Tax Exempt Bond Fund	0.40%	0.00%	—
Michigan Intermediate Municipal Bond Fund	0.40%	0.00%	—
Ohio Intermediate Tax Exempt Bond Fund	0.40%	0.00%	—
Pennsylvania Intermediate Municipal Bond Fund	0.40%	0.00%	—

*	The Adviser has agreed to waive fees and reimburse expenses to the extent needed to maintain the expense ratios of Class I and Class A Shares of High Yield Bond Fund at 0.75% and 1.00%, respectively. This voluntary waiver and reimbursement arrangement is expected to remain in effect until at least May 31, 2009 but may be changed or terminated by the Adviser at any time.

The Advisory Agreements for the Funds listed below were amended effective October 1, 2008. Prior to this, the advisory fees and waivers accrued during the period June 1, 2008 to September 30, 2008, based upon each Fund’s daily net assets, were as follows:

	Annual Rate	Fee Waiver
Bond Fund	0.55%	0.10%
Government Mortgage Fund	0.55%	0.15%
Intermediate Bond Fund	0.55%	0.15%
Limited Maturity Bond Fund	0.45%	0.10%
Total Return Advantage Fund	0.55%	0.15%
Ultra Short Bond Fund	0.40%	0.20%
Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Michigan Intermediate Municipal Bond Fund	0.55%	0.15%
Ohio Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Pennsylvania Intermediate Municipal Bond Fund	0.55%	0.15%

The fees voluntarily waived by the Adviser for the High Yield Bond Fund accrued during the period June 1, 2008 to September 30, 2008, based upon the Fund’s daily net assets were 0.37%.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each

63

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTE TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC is Assistant Treasurer of the Trust and Advantage. Another officer of PNC is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. For the period August 1, 2008 to November 30, 2008, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class I	Class A
Bond Fund	0.030%	0.030%
Government Mortgage Fund	0.030%	0.030%
High Yield Bond Fund	0.010%	0.010%
Intermediate Bond Fund	0.030%	0.030%
Limited Maturity Bond Fund	0.030%	0.030%
Total Return Advantage Fund	0.030%	0.030%
Ultra Short Bond Fund	0.030%	0.030%
Intermediate Tax Exempt Bond Fund	0.030%	0.030%
Michigan Intermediate Municipal Bond Fund	0.020%	0.020%
Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.030%
Pennsylvania Intermediate Municipal Bond Fund	0.020%	0.020%

The accrual rate of 12b-1 fees changed effective August 1, 2008. Prior to this, the fees accrued during the period June 1, 2008 to July 31, 2008, based upon each Fund’s daily net assets, were as follows:

	Annual Rate
	Class I	Class A
Bond Fund	0.015%	0.015%
Government Mortgage Fund	0.015%	0.015%
Intermediate Bond Fund	0.015%	0.015%
Limited Maturity Bond Fund	0.015%	0.015%
Total Return Advantage Fund	0.015%	0.015%
Ultra Short Bond Fund	0.015%	0.015%
Intermediate Tax Exempt Bond Fund	0.015%	0.015%
Michigan Intermediate Municipal Bond Fund	0.015%	0.015%
Ohio Intermediate Tax Exempt Bond Fund	0.015%	0.015%
Pennsylvania Intermediate Municipal Bond Fund	0.010%	0.010%

The Trust also has adopted separate compensation plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an

64

additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PNC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC and NCB agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2008, approximately 0.0276% was allocated to PNC and approximately 0.0324% was allocated to NCB.

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2008 include legal fees of $247,320 paid to Drinker Biddle & Reath LLP. Of this amount, the Fixed Income and Tax Exempt Bond Funds paid $49,370 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PNC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2008, PNC received $1,148,674 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Fixed Income and Tax Exempt Bond Funds paid $224,274 to PNC.

Affiliated Funds

Pursuant to SEC rules, the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the Money Market Funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

At November 30, 2008, a portion of the collateral held for securities lending was invested in the Allegiant Advantage Institutional Money Market Fund. Income earned from this investment, net of broker rebates and expenses incurred, is reported as “Security lending income from affiliated funds” in the Statement of Operations of the applicable Funds.

4. Investments

During the six months ended November 30, 2008, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$107,343	$130,173
Government Mortgage Fund	90,667	111,056
High Yield Bond Fund	4,834	2,183
Intermediate Bond Fund	56,642	55,394
Limited Maturity Bond Fund	28,508	30,244
Total Return Advantage Fund	114,074	87,290
Ultra Short Bond Fund	28,348	28,195

65

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited )

	Purchases (000)	Sales (000)
Intermediate Tax Exempt Bond Fund	2,814	7,945
Michigan Intermediate Municipal Bond Fund	318	8,316
Ohio Intermediate Tax Exempt Bond Fund	4,943	9,084
Pennsylvania Intermediate Municipal Bond Fund	185	675

During the six months ended November 30, 2008, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$27,222	$24,228
Intermediate Bond Fund	14,522	28,554
Limited Maturity Bond Fund	19,371	21,894
Total Return Advantage Fund	33,175	70,216
Ultra Short Bond Fund	7,222	9,114

5. Federal Income Taxes

Each of the Fixed Income and Tax Exempt Bond Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are attributable primarily to differences in the book/tax treatment of deferred compensation, wash sales, market discount, paydowns, foreign currency transactions, distribution payables and dividends deemed paid upon shareholder redemption of Fund Shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
Fund	2009	2010	2012	2013	2014	2015	Total
Bond Fund	$6,847	$11,952	$—	$—	$1,212	$2,875	$22,886
Government Mortgage Fund*	2,228	—	2,107	—	2,274	2,137	8,746
Intermediate Bond Fund	—	—	—	—	—	5,126	5,126
Limited Maturity Bond Fund*	755	1,650	233	773	3,290	1,525	8,226
Ultra Short Bond Fund	—	—	—	507	1,609	784	2,900
Ohio Intermediate Tax Exempt Bond Fund	182	—	—	—	—	—	182

*	For the year ended May 31, 2008, the Government Mortgage Fund and the Limted Maturity Bond Fund had (in thousands) $988 and $132, respectively, of capital loss carryforwards expire.

66

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Bond Fund
Shares issued	1,526	4,314	19	42	2	7	—	9
Shares reinvested	226	371	11	20	1	1	—	1
Shares redeemed	(4,422)	(10,667)	(62)	(102)	(8)	(32)	(3)	(8)

Net increase (decrease)	(2,670)	(5,982)	(32)	(40)	(5)	(24)	(3)	2

Government Mortgage Fund
Shares issued	788	2,660	118	176	18	4	7	1
Shares reinvested	88	180	22	44	5	10	2	4
Shares redeemed	(3,121)	(10,541)	(201)	(245)	(63)	(52)	(13)	(60)

Net decrease	(2,245)	(7,701)	(61)	(25)	(40)	(38)	(4)	(55)

High Yield Bond Fund*
Shares issued	242	634	—	28	—	—	—	—
Shares reinvested	32	4	1	—	—	—	—	—
Shares redeemed	(2)	—	—	(8)	—	—	—	—

Net increase	272	638	1	20	—	—	—	—

Intermediate Bond Fund
Shares issued	2,378	8,005	31	37	9	17	4	55
Shares reinvested	213	439	13	29	6	13	1	1
Shares redeemed	(3,234)	(7,869)	(132)	(157)	(60)	(98)	(7)	(41)

Net increase (decrease)	(643)	575	(88)	(91)	(45)	(68)	(2)	15

Limited Maturity Bond Fund
Shares issued	633	2,151	34	12	2	3	—	—
Shares reinvested	144	319	4	10	1	1	1	1
Shares redeemed	(1,209)	(4,316)	(28)	(103)	(1)	(7)	(2)	(3)

Net increase (decrease)	(432)	(1,846)	10	(81)	2	(3)	(1)	(2)

Total Return Advantage Fund
Shares issued	4,588	14,959	43	310	1	9	2	3
Shares reinvested	288	608	23	43	2	4	—	1
Shares redeemed	(9,003)	(16,294)	(200)	(212)	(25)	(22)	(5)	(6)

Net increase (decrease)	(4,127)	(727)	(134)	141	(22)	(9)	(3)	(2)

Ultra Short Bond Fund
Shares issued	437	1,352	114	2	—	—	—	—
Shares reinvested	78	183	1	5	—	—	—	—
Shares redeemed	(741)	(2,233)	(15)	(127)	—	—	—	—

Net increase (decrease)	(226)	(698)	100	(120)	—	—	—	—

*	Commenced operations on April 29, 2008.

67

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08	Six Months Ended 11/30/08	Year Ended 5/31/08
Intermediate Tax Exempt Bond Fund
Shares issued	418	596	55	29	—	—	—	1
Shares reinvested	4	9	5	11	—	1	—	—
Shares redeemed	(931)	(3,323)	(75)	(180)	(2)	(24)	(1)	(1)

Net decrease.	(509)	(2,718)	(15)	(140)	(2)	(23)	(1)	—

Michigan Intermediate Municipal Bond Fund
Shares issued	273	731	15	21	—	1	—	2
Shares reinvested	3	15	15	57	—	1	—	—
Shares redeemed	(898)	(1,329)	(180)	(215)	(3)	(22)	—	(1)

Net increase (decrease)	(622)	(583)	(150)	(137)	(3)	(20)	—	1

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	742	1,929	65	73	—	—	—	2
Shares reinvested	3	6	12	25	1	1	1	1
Shares redeemed	(966)	(3,557)	(116)	(141)	(7)	(7)	(1)	—

Net increase (decrease)	(221)	(1,622)	(39)	(43)	(6)	(6)	—	3

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	142	398	2	29	—	—	35	6
Shares reinvested	—	2	2	5	—	—	1	1
Shares redeemed	(271)	(751)	(19)	(17)	—	—	(2)	—

Net increase (decrease)	(129)	(351)	(15)	17	—	—	34	7

7. Market and Credit Risk

Some countries in which certain of the Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

The Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

68

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2008, the following percentages of each Fund’s net assets were insured by bond insurers.

Bond Insurer	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AMBAC	24.9%	14.3%	20.8%	15.2%
FGIC	—	—	1.9%	12.8%
FHA	—	—	0.1%	—
FSA	16.0%	15.9%	15.2%	17.9%
FSA Q-SBLF	—	5.5%	—	—
MBIA	23.5%	23.5%	18.5%	21.3%
Total	64.4%	59.2%	56.5%	67.2%

The rating of long-term debt as a percentage of total value of investments on November 30, 2008, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AAA/Aaa	11.7%	0.4%	11.9%	20.4%
AA/Aa	42.6%	62.1%	44.6%	42.8%
A/A	31.1%	29.7%	25.5%	16.7%
BBB/Baa	14.6%	7.8%	18.0%	20.1%
Total	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8. Securities Lending

To generate additional income, the Fixed Income Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 101.5% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The lending Funds receive 70% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

69

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncements

In March 2008, FASB issued Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment to FASB Statement No. 133. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the implications of FAS 161 and the adoption of FAS 161 will not have a material impact on the amounts reported in the Funds’ financial statements.

11. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Net Increase from Payment by Affiliate” in the Statements of Changes in Net Assets. The payment was allocated among the funds as recommended by the committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

12. Subsequent Events

Investment Adviser Transaction

On December 31, 2008, NCC was merged with and into The PNC Financial Services Group, Inc. (“PNC Group”), with PNC Group surviving the merger (the “Transaction”). As a result of the Transaction, the Adviser is now an indirect wholly-owned subsidiary of PNC Group. PNC, the Co-Administrator to the Funds, is a wholly-owned subsidiary of PNC Group.

The Transaction may be deemed to have resulted in a change in control of the Adviser, causing the Funds’ advisory agreements with the Adviser to automatically terminate. The Funds are currently being managed pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) with the Adviser that was approved by the Board of Trustees of the Trust on November 17, 2008. The Interim Advisory Agreement will remain in effect until the earlier of the effective date of a new advisory agreement with the Adviser that has been approved by shareholders of the Funds or May 31, 2009. On November 17, 2008, the Board of Trustees also approved a new advisory agreement with the Adviser (the “New Advisory Agreement”) that will be submitted to shareholders of the Funds for approval at a meeting to be scheduled by the Board of Trustees (the “Meeting”). At the Meeting, shareholders of the Funds will also be asked to ratify the Interim Advisory Agreement.

Large Capital Stock Redemption

On December 22, 2008, a shareholder placed a Capital Stock Redemption within the Class I Shares of the Total Return Advantage Fund totaling $145,259,038. As of November 30, 2008, this amount represented 40.6% of the Fund’s total net assets.

70

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

August Meeting

On August 18, 2008, the Trust’s Board of Trustees, including all of the independent Trustees, met (the “August Meeting”) and approved the continuation of the Advisory Agreements for the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory Agreements, Prospectuses and Statements of Additional Information.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks or peer groups. TheTrustees concluded that the continuation of the Agreements was not inconsistent with the Trustees’ belief that investment performance of specific funds could be improved. The Trustees discussed with the Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

71

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund, noting that the Adviser intended to reduce the contractual advisory fee with respect to certain of the Funds effective October 1, 2008. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds. In addition, an independent consultant, Cedarwood Associates, presented a report on the process used by the Funds for the annual approval of the advisory contracts. The report focused specifically on the peer group selection process and the Funds’ expense data.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

November Meeting

On November 17, 2008, in anticipation of the Transaction, the Trust’s Board of Trustees, including all of the independent Trustees, reviewed information about the Transaction and its potential impact on the Funds and considered the terms of the Interim and New Advisory Agreements. The Trustees and independent counsel had an opportunity to review the information provided in advance of the meeting by the Adviser and PNC Group, including the contract renewal update that refreshed the information presented to the Trustees at the August Meeting in connection with the Board’s annual evaluation and approval of the continuance of the advisory agreements in effect prior to the Transaction (the “Previous Advisory Agreements”) pursuant to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). This information also included materials that provided detailed information from the Adviser about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel in advance of the meeting, information about PNC Group and memoranda outlining the legal duties of the Board. The Trustees also discussed the structure of the Transaction with representatives of NCC, the Adviser and PNC Group, and in executive session with their counsel.

The Trustees considered this new information carefully in conjunction with the detailed information provided to them by the Adviser with respect to the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In evaluating the Interim and New Advisory Agreements, the Board conducted a review that was specifically focused upon the approval of the Agreements, and relied upon the Board’s knowledge of the Adviser, its services and the Funds, resulting from its meetings throughout the year.

72

The Nature, Extent and Quality of the Services to be Provided by the Adviser

The Board considered information it believed necessary to assess the stability of the Adviser as a result of the Transaction, and to assess the ongoing nature and quality of services to be provided to the Funds by the Adviser following the closing of the Transaction. The Trustees reviewed the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. In this regard, the Trustees considered information about how the Adviser’s management and operations would be structured following the Transaction including in particular how the Transaction might affect the Adviser’s performance or its delivery of services under the Interim and New Advisory Agreements. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel, which is important when considering the stability of the Adviser.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. They received information describing how the Transaction is expected to affect the Adviser’s business, including the departure or hiring of key personnel. The Trustees reviewed the Adviser’s actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from PNC Group) and information as to the Adviser’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

Based on their review of the materials provided and the assurances they received from the Adviser, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention, justified concluding that the Transaction was not expected to adversely affect the nature and quality of services provided by the Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Funds following the closing of the Transaction as the Adviser has historically provided the Funds.

The Investment Performance of the Funds and the Adviser

In considering the investment performance of the Funds, the Board took note of its comprehensive review of the Funds’ performance during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that the Adviser had implemented or undertaken to implement steps to address investment performance in other Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported approval of the Interim and New Advisory Agreements.

The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds

The Board took note of its comprehensive review of the Adviser’s profitability during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. Based on the Board’s review of the materials provided and the assurances they received from the Adviser, the Board determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to materially increase as a result of the Transaction. The Trustees also reviewed information provided to them by the Adviser that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements and the Adviser’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Adviser’s profitability would depend on many assumptions as to the Adviser’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

73

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Extent to which Economies of Scale may be Realized as the Funds Grow and whether Fee Levels would Reflect Economies of Scale

In considering economies of scale with respect to the Funds, the Board took note of its comprehensive review of economies of scale during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Adviser’s representation that it will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the Adviser’s efforts in this regard supported approving the Interim and New Advisory Agreements.

A Comparison of Fee Levels of the Funds with those of Comparable Funds

In considering the advisory fees applicable to the Funds compared to those of comparable funds, the Board took note of its comprehensive review of the Funds’ fee levels, including comparative fee information for peer funds, during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in the “Mutual Fund Expense Comparison” material prepared by the Adviser. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Fund.

The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees or other fees applicable to the Funds payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Interim and New Advisory Agreements.

Benefits Derived or to be Derived by the Adviser from the Relationship with the Funds

In considering the benefits derived or to be derived by the Adviser from the relationship with the Funds, the Board took note of its comprehensive review of the Adviser’s relationship with the Funds during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s representation that, beyond the fees earned by the Adviser and its affiliates for providing services to the Funds, the Adviser may benefit from its relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. The Board also considered the Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate them going forward. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Interim and New Advisory Agreements.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the independent Trustees, unanimously approved the Interim and New Advisory Agreements and unanimously voted to recommend the Interim and New Advisory Agreements to shareholders for ratification and approval, as applicable.

74

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at AllegiantFunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at AllegiantFunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

75

Investment Adviser

Allegiant Asset Management

Company 200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

SA-003-1208

SEMI-ANNUAL REPORT

November 30, 2008

(Unaudited)

Money Market Funds

Allegiant®

AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

ALLEGIANT MONEY MARKET FUNDS SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Mony Market Fund

Treasury Money Market Fund

OTHER ALLEGIANT FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Chairman’s Message	1
Report from Allegiant Asset Management Company	2
Summary of Portfolio Holdings	5
Expense Tables	6

	Financial Highlights	Statements of Net Assets
Government Money Market Fund	8	10
Money Market Fund	8	12
Ohio Municipal Money Market Fund	9	15
Pennsylvania Tax Exempt Money Market Fund	9	19
Tax Exempt Money Market Fund	9	22
Treasury Money Market Fund	9	29

Statements of Operations		30
Statements of Changes in Net Assets		32
Notes to Financial Statements		34
Trustees Review and Approval of Advisory Agreements		41
Proxy Voting and Quarterly Schedules of Investments		45

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the Allegiant Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at AllegiantFunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with Allegiant Asset Management Company and is not a bank. Allegiant Asset Management Company is a registered trademark of The PNC Financial Services Group, Inc.

©2009 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Notwithstanding the preceding statements, shareholders of the Funds will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. See page 40 for more details on the program.

Allegiant Money Market Funds

CHAIRMAN’S MESSAGE

JANUARY 2009

Dear Shareholders:

We are pleased to provide you with important information about your investments in Allegiant Funds, as well as a review of financial markets and events shaping global markets. We encourage you to read this information carefully in light of these most unusual and challenging times.

During the six months ended November 30, 2008, total assets of the Allegiant Funds decreased from $11.5 to $10.6 billion. Significant declines in equity market values and related shareholder outflows were partially offset by large shareholder inflows into money market funds.

In the coming weeks shareholders will be asked to vote on a proposal to renew the advisory agreements between Allegiant Asset Management Company and Allegiant Funds. This action is occasioned by the recent acquisition of the adviser’s parent company, National City Corporation, by The PNC Financial Services Group, Inc. Your vote is important and, as explained in detail in this report and the proxy statement, the Board of Trustees has unanimously recommended that you approve these agreements.

The Board of Trustees recently elected John Abunassar as Trustee, President and Chief Executive Officer of Allegiant Funds. We are pleased to welcome John, whose industry expertise as current President of Allegiant Asset Management Company will be very beneficial to the Board. He replaces Timothy Swanson, who we wish to thank for his valuable contributions to our Board.

Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and better new year.

Sincerely,

Robert D. Neary Chairman

1

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

January 2009

Dear Shareholders:

It has been an unprecedented year in the financial markets given the demise of veteran Wall Street firms, a worldwide credit crisis and extraordinary intervention by governmental entities. Equally so, we at Allegiant Asset Management experienced an eventful year as we responded to the changing economic climate with character and confidence.

As the year came to a close, National City Corporation, Allegiant Asset Management Company’s parent company, merged on December 31, 2008, with The PNC Financial Services Group, Inc. This historic event has resulted in the creation of an exceptionally strong and well-positioned financial services leader. As a result of the merger, employees are working diligently to capitalize on the strengths of both organizations to offer a broader range of financial solutions to clients. We have had the opportunity to work closely with PNC Global Investment Servicing Inc. for the past six years. They have served as a valued provider delivering administrative and shareholder support services. After the merger, we are continuing all of our normal service for Allegiant Funds’ shareholders.

We will continue to communicate any changes that could potentially impact shareholders in a timely, direct and transparent manner. As always, we encourage shareholders who have questions about their investments to please contact our Investors’ Services Group at 1-800-622-FUND (3863) or visit the Allegiant Funds’ website at AllegiantFunds.com.

Thank you for your business and your continued confidence in us.

Sincerely,

John Abunassar
President, Allegiant Asset Management Company

2

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

The Economy in Review

The economy began a free-fall during the second half of 2008. High commodity prices and declining housing activity, although problematic, were not the cause. Rather, the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.

The crisis took a turn for the worse in early September with the failure of Lehman Brothers and the default on its more than one-half trillion dollars in outstanding debt and preferred shares. Losses sustained by Lehman investors and counterparties alike sent a shockwave through the system. Money market mutual funds, long regarded as the safest of havens, were not immune as several funds incurred losses. Confidence in these funds was undermined prompting redemptions in excess of $200 billion within weeks.

While this exodus has since been reversed, the commercial paper market took an immediate hit as money market mutual funds cut back on purchases and became sharply more risk-averse. For example, investors shunned all but the shortest maturity issues in the weeks immediately after the Lehman collapse. At the same time credit yield spreads exploded, especially for asset-backed issues. The week before Lehman’s failure, for example, 30-day asset-backed securities provided 0.55% additional yield over comparable non-financial issues. A month later the spread averaged 3.00%.

A related casualty was the banking industry, where counter-party risk aversion intensified and inter-bank lending dried up. A good measure of this risk aversion is the spread between the London Interbank Offer Rate and expectations for the federal funds rate measuring the difference in rates between banks lending to each other and banks borrowing through the Federal Reserve. Historically, this spread averaged 0.05% to 0.10% for a one-month term, though it averaged 0.50% in the year prior to the Lehman default. Immediately thereafter, it skyrocketed to 3.50% and has remained elevated, declining to only 1% at the time of this writing. Clearly, the longheld view that certain institutions were “too big to fail” may be rendered obsolete.

Treasuries have been the only beneficiaries of all of this turmoil due to the sanctuary they provide. Presently, T-bills of 30 days and less boast an unheard of yield of zero as investors flee risk and determine that a return of principal will suffice. Even the 10-year benchmark now boasts a yield comfortably under three percent, down from four percent in the pre-Lehman period.

While Treasury note yields plummeted, corporate bond yields barely budged. In fact, corporate credit spreads – high-grade, intermediate and junk – are all now at record levels. Mortgage spreads trimmed a bit after the Federal Reserve announced plans to buy $500 billion of high quality mortgage-backed securities, but the optimism was short-lived and they, too, are now back at record levels.

Equity values were hardly spared the flight from risk, posting an astonishing 30 percent decline over the September-November period. From its peak in October of 2007, the reduction of equity market wealth now tallies $7 trillion, roughly double the wealth lost due to falling house prices under even the most pessimistic accounting.

“...the downfall was defined by the interaction of investment losses, dramatically tighter credit and withering investor confidence.”

Commentary provided by Allegiant Asset Management Company (the “Adviser”) as of November 30, 2008

3

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...policy has since taken on a distinctly aggressive disposition along three dimensions –regulatory, monetary and fiscal.”

Commentary provided by Allegiant Asset Management Company as of November 30, 2008

At this point the causality between deteriorating financial conditions and economic contraction is blurry. Suffice it to say that a vicious cycle has taken hold. Auto lease receivables once routinely funded in the commercial paper market, for example, have ground to a halt. Consequently, the September-November period witnessed the worst three-month run of auto sales since 1982. Credit conditions aside, conventional estimates of the “wealth-effect” imply that the $10 trillion decline in household net worth over the past year – unless significantly reversed – could reduce consumer spending by $500 billion in 2009.

The Outlook

Perhaps the best that can be said of all this is that policymakers have changed their posture. As opposed to the reactive, ad hoc maneuvers prevalent up until October, policy has since taken on a distinctly aggressive disposition along three dimensions – regulatory, monetary, and fiscal.

Regulatory policy received its biggest boost from October’s Emergency Economic Stabilization Act. A direct response to the money market crisis, this legislation provides Treasury with broad latitude, and massive funding, to address financial distress. Debate about the exercise of this authority – investing capital instead of buying troubled assets, as originally proposed – is understandable, but its efficacy is beyond question. Money market conditions have improved materially from what they were in September and October.

Monetary policy has also taken it up a notch. Previously, the Federal Reserve adopted a finger-in-the-dam approach targeting liquidity toward particular niches of the financial marketplace. In effect, this approach was aimed at preventing collapse while the markets healed themselves, which never quite happened. Since October, however, the Federal Reserve has embarked on a path of “quantitative easing”; it directly entered the commercial paper market as a lender of last resort and, going forward, has announced large programs to directly buy asset-backed commercial securities to support consumer lending and mortgage-backed securities to buoy housing. Together, these programs will provide as much direct support to credit markets as the original Treasury proposal, while flooding the banking system with money.

Lastly, fiscal policy seems destined for a far more aggressive round of stimulus spending. By all accounts, the stimulus of 2008 was somewhat effective, but enormously inefficient. Preliminary research suggests that only 20-30 percent of the refund checks ultimately served their intended purpose – increasing consumer spending in the near-term. Based on early signals from the incoming Obama administration, however, the stimulus of 2009 is certain to be more comprehensive and may be more effective.

In short, economic policy has adopted a “whatever it takes” approach. And any shortcoming in execution seems likely to be compensated for by the financial equivalent to the Powell Doctrine: that every resource and tool should be used to achieve decisive force against the enemy.

4

Allegiant Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments for each of the Allegiant Money Market Funds as of November 30, 2008.

Government Money Market Fund
Federal Home Loan Mortgage Corporation	29.4%
Federal National Mortgage Association	25.9
Federal Home Loan Bank	19.1
Repurchase Agreements	16.3
Federal Farm Credit Bank	7.6
Money Market Fund	1.7

100.0%

Money Market Fund
Commercial Paper	32.0%
U.S. Government Agency Obligations	27.7
Repurchase Agreements	14.5
Corporate Bonds	13.6
Certificates of Deposit	7.7
Funding Agreements	2.0
Affiliated Money Market Fund	1.5
Master Note	1.0

100.0%

Ohio Municipal Money Market Fund
Hospital/Nursing Homes Revenue Bonds	32.1%
Education Revenue Bonds	27.4
General Obligation Bonds	11.4
Pollution Control Revenue Bonds	7.0
Tax Exempt Commercial Paper	4.3
Industrial Development Revenue Bonds	3.2
Public Facilities Revenue Bonds	3.2
Money Market Funds	3.1
Anticipation Notes	3.0
Other Revenue Bonds	1.8
Water/Sewer Revenue Bonds	1.6
Transportation Revenue Bonds	1.5
Retirement Communities Revenue Bonds	0.4

100.0%

Pennsylvania Tax Exempt Money Market Fund
Education Revenue Bonds	25.1%
Hospital/Nursing Homes Revenue Bonds	17.9
Pollution Control Revenue Bonds	14.3
Industrial Development Revenue Bonds	13.2
General Obligation Bonds	9.6
Transportation Revenue Bonds	7.5
Other Revenue Bonds	6.6
Tax Exempt Commercial Paper	3.9
Money Market Funds	1.9

100.0%

Tax Exempt Money Market Fund
Education Revenue Bonds	32.9%
Other Revenue Bonds	16.9
General Obligation Bonds	14.0
Industrial Development Revenue Bonds	7.1
Hospital/Nursing Homes Revenue Bonds	6.4
Public Facilities Revenue Bonds	5.8
Pollution Control Revenue Bonds	4.0
Money Market Funds	3.2
Tax Exempt Commercial Paper	3.1
Transportation Revenue Bonds	2.3
Anticipation Notes	1.5
Public Purpose Revenue Bonds	1.4
Water/Sewer Revenue Bonds	0.8
Retirement Communities Revenue Bonds	0.6

100.0%

Treasury Money Market Fund
U.S. Treasury Bills	93.5%
U.S. Treasury Note	3.9
Money Market Fund	2.6

100.0%

5

Allegiant Money Market Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2008 to November 30, 2008).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/08	Ending Account Value 11/30/08	Annualized Expense Ratio*	Expenses Paid During Period**
Government Money Market Fund
Actual
Class I	$1,000.00	$1,009.10	0.39%	$1.96
Class A	1,000.00	1,007.84	0.64	3.22
Hypothetical***
Class I	1,000.00	1,023.11	0.39	1.98
Class A	1,000.00	1,021.86	0.64	3.24

Money Market Fund
Actual
Class I	$1,000.00	$1,010.48	0.39%	$1.97
Class A	1,000.00	1,009.23	0.64	3.22
Class B	1,000.00	1,005.64	1.37	6.89
Class C	1,000.00	1,005.59	1.37	6.89
Hypothetical***
Class I	1,000.00	1,023.11	0.39	1.98
Class A	1,000.00	1,021.86	0.64	3.24
Class B	1,000.00	1,018.15	1.37	6.93
Class C	1,000.00	1,018.15	1.37	6.93

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,009.96	0.29%	$1.46
Class A	1,000.00	1,008.70	0.54	2.72
Hypothetical***
Class I	1,000.00	1,023.61	0.29	1.47
Class A	1,000.00	1,022.36	0.54	2.74

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,009.69	0.30%	$1.51
Class A	1,000.00	1,008.43	0.55	2.77
Hypothetical***
Class I	1,000.00	1,023.56	0.30	1.52
Class A	1,000.00	1,022.31	0.55	2.79

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,009.79	0.29%	$1.46
Class A	1,000.00	1,008.55	0.54	2.72
Hypothetical***
Class I	1,000.00	1,023.61	0.29	1.47
Class A	1,000.00	1,022.36	0.54	2.74

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,005.07	0.36%	$1.81
Class A	1,000.00	1,003.83	0.61	3.06
Hypothetical***
Class I	1,000.00	1,023.26	0.36	1.83
Class A	1,000.00	1,022.01	0.61	3.09

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

6

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Money Market Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2008
and For the Years Ended May 31

	Net Asset Value, Beginning of Period	Net Investment Income†		Realized and Unrealized Loss on Investments		Payment from Affiliate†		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)
GOVERNMENT MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.91%	$814,768	0.39%	1.80%	0.42%	1.77%
2008	1.00	0.04		—	*	—	*(2)	(0.04)	1.00	3.97	675,860	0.36	3.73	0.41	3.68
2007	1.00	0.05		—	*	—		(0.05)	1.00	5.01	464,208	0.37	4.90	0.42	4.85
2006	1.00	0.04		—		—		(0.04)	1.00	3.69	576,444	0.41	3.61	0.49	3.53
2005	1.00	0.02		—		—		(0.02)	1.00	1.58	724,656	0.44	1.43	0.54	1.33
2004	1.00	0.01		—		—		(0.01)	1.00	0.65	1,554,598	0.42	0.65	0.52	0.55

CLASS A
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.78%	$354,898	0.64%	1.55%	0.67%	1.52%
2008	1.00	0.04		—	*	—	*(2)	(0.04)	1.00	3.71	406,570	0.61	3.48	0.66	3.43
2007	1.00	0.05		—	*	—		(0.05)	1.00	4.75	339,913	0.62	4.65	0.67	4.60
2006	1.00	0.03		—		—		(0.03)	1.00	3.43	391,159	0.66	3.36	0.74	3.28
2005	1.00	0.01		—		—		(0.01)	1.00	1.33	441,606	0.69	1.18	0.79	1.08
2004	1.00	—	*	—		—		— *	1.00	0.40	388,023	0.67	0.40	0.77	0.30

MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	1.05%	$2,310,067	0.39%	2.09%	0.42%	2.06%
2008	1.00	0.04		—	*	—	*(2)	(0.04)	1.00	4.23	2,530,902	0.36	4.11	0.41	4.06
2007	1.00	0.05		—	*	—		(0.05)	1.00	5.09	2,400,557	0.37	4.98	0.42	4.93
2006	1.00	0.04		—		—		(0.04)	1.00	3.75	2,107,744	0.41	3.65	0.49	3.57
2005	1.00	0.02		—		—	*(1)	(0.02)	1.00	1.62	2,373,840	0.42	1.57	0.52	1.47
2004	1.00	0.01		—		—		(0.01)	1.00	0.67	2,920,107	0.43	0.68	0.53	0.58

CLASS A
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.92%	$745,389	0.64%	1.84%	0.67%	1.81%
2008	1.00	0.04		—	*	—	*(2)	(0.04)	1.00	3.97	885,276	0.61	3.86	0.66	3.81
2007	1.00	0.05		—	*	—		(0.05)	1.00	4.82	902,964	0.62	4.73	0.67	4.68
2006	1.00	0.03		—		—		(0.03)	1.00	3.49	749,629	0.66	3.40	0.74	3.32
2005	1.00	0.01		—		—	*(1)	(0.01)	1.00	1.37	734,047	0.67	1.32	0.77	1.22
2004	1.00	—	*	—		—		— *	1.00	0.43	902,676	0.68	0.43	0.78	0.33

CLASS B
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.56%	$923	1.37%	1.11%	1.40%	1.08%
2008	1.00	0.03		—	*	—	*(2)	(0.03)	1.00	3.22	721	1.35	3.12	1.40	3.07
2007	1.00	0.04		—	*	—		(0.04)	1.00	4.07	632	1.35	4.00	1.40	3.95
2006	1.00	0.03		—		—		(0.03)	1.00	2.76	715	1.37	2.69	1.45	2.61
2005	1.00	0.01		—		—	*(1)	(0.01)	1.00	0.94	1,126	1.09	0.90	1.49	0.50
2004	1.00	—	*	—		—		— *	1.00	0.43	1,129	0.68	0.43	1.48	(0.37)

CLASS C
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.56%	$175	1.37%	1.11%	1.40%	1.08%
2008	1.00	0.03		—	*	—	*(2)	(0.03)	1.00	3.22	108	1.35	3.12	1.40	3.07
2007	1.00	0.04		—	*	—		(0.04)	1.00	4.07	107	1.35	4.00	1.40	3.95
2006	1.00	0.03		—		—		(0.03)	1.00	2.76	107	1.37	2.69	1.45	2.61
2005	1.00	0.01		—		—	*(1)	(0.01)	1.00	0.94	685	1.09	0.90	1.49	0.50
2004	1.00	—	*	—		—		— *	1.00	0.42	671	0.68	0.43	1.48	(0.37)

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)

Capital infusions in June and July 2004 resulted in a $0.001, $0.003, $0.001 and $0.000 effect to the net asset value per share of Class I, Class A, Class B and Class C, respectively, for the year ended May 31, 2005 and had no effect on the total return of the Fund.

(2)	See Note 8 in Notes to Financial Statements.
(3)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income†		Realized and Unrealized Gain (Loss) on Investments		Payment from Affiliate†		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
OHIO MUNICIPAL MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	1.00%	$472,255	0.29%	1.96%	0.34%	1.91%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	3.01	361,184	0.27	2.92	0.32	2.87
2007	1.00	0.03		—		—		(0.03)	1.00	3.40	293,090	0.27	3.35	0.32	3.30
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	315,415	0.31	2.55	0.45	2.41
2005	1.00	0.01		—		—		(0.01)	1.00	1.38	304,362	0.33	1.40	0.53	1.20
2004	1.00	0.01		—		—		(0.01)	1.00	0.70	238,433	0.34	0.70	0.54	0.50

CLASS A
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.87%	$81,202	0.54%	1.71%	0.59%	1.66%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	2.75	113,432	0.52	2.67	0.57	2.62
2007	1.00	0.03		—		—		(0.03)	1.00	3.15	90,158	0.52	3.10	0.57	3.05
2006	1.00	0.02		—		—		(0.02)	1.00	2.32	55,993	0.56	2.30	0.70	2.16
2005	1.00	0.01		—		—		(0.01)	1.00	1.12	55,348	0.58	1.15	0.78	0.95
2004	1.00	—	*	—		—		— *	1.00	0.45	48,535	0.59	0.45	0.79	0.25

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.97%	$146,172	0.30%	1.92%	0.35%	1.87%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	2.93	143,143	0.27	2.80	0.32	2.75
2007	1.00	0.03		—		—		(0.03)	1.00	3.40	102,098	0.28	3.35	0.33	3.30
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	80,340	0.32	2.55	0.49	2.38
2005	1.00	0.01		—		—		(0.01)	1.00	1.35	93,325	0.34	1.33	0.59	1.08
2004	1.00	0.01		—		—		(0.01)	1.00	0.69	97,248	0.34	0.69	0.59	0.44

CLASS A
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.84%	$61,668	0.55%	1.67%	0.60%	1.62%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	2.67	73,920	0.52	2.55	0.57	2.50
2007	1.00	0.03		—		—		(0.03)	1.00	3.14	59,534	0.53	3.10	0.58	3.05
2006	1.00	0.02		—		—		(0.02)	1.00	2.32	42,149	0.57	2.30	0.74	2.13
2005	1.00	0.01		—		—		(0.01)	1.00	1.10	39,357	0.59	1.08	0.84	0.83
2004	1.00	—	*	—		—		— *	1.00	0.43	104,046	0.59	0.44	0.84	0.19

TAX EXEMPT MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.98%	$883,198	0.29%	1.97%	0.34%	1.92%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	2.98	784,504	0.26	2.89	0.31	2.84
2007	1.00	0.03		—	*	—		(0.03)	1.00	3.40	546,126	0.27	3.36	0.32	3.31
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	381,918	0.31	2.55	0.45	2.41
2005	1.00	0.01		—		—		(0.01)	1.00	1.36	436,206	0.33	1.35	0.53	1.15
2004	1.00	0.01		—		—		(0.01)	1.00	0.68	426,256	0.33	0.68	0.53	0.48

CLASS A
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.86%	$168,266	0.54%	1.72%	0.59%	1.67%
2008	1.00	0.03		—		—	*(2)	(0.03)	1.00	2.72	174,190	0.51	2.64	0.56	2.59
2007	1.00	0.03		—	*	—		(0.03)	1.00	3.15	201,946	0.52	3.11	0.57	3.06
2006	1.00	0.02		—		—		(0.02)	1.00	2.33	165,891	0.56	2.30	0.70	2.16
2005	1.00	0.01		—		—		(0.01)	1.00	1.10	137,814	0.58	1.10	0.78	0.90
2004	1.00	—	*	—		—		— *	1.00	0.43	222,193	0.58	0.43	0.78	0.23

TREASURY MONEY MARKET FUND
CLASS I
2008**	$1.00	$0.01		$—	*	$—		$(0.01)	$1.00	0.51%	$790,579	0.36%	0.92%	0.39%	0.89%
2008	1.00	0.03		—	*	—	*(2)	(0.03)	1.00	3.05	419,907	0.37	2.69	0.42	2.64
2007	1.00	0.05		—	*	—		(0.05)	1.00	4.69	171,646	0.39	4.59	0.44	4.54
2006	1.00	0.03		—		—		(0.03)	1.00	3.36	164,992	0.43	3.24	0.48	3.19
2005	1.00	0.01		—		—		(0.01)	1.00	1.43	196,930	0.43	1.17	0.48	1.12
2004	1.00	0.01		—		—		(0.01)	1.00	0.54	578,023	0.43	0.54	0.48	0.49

CLASS A
2008**	$1.00	$—	*	$—	*	$—		$— *	$1.00	0.38%	$530,818	0.61%	0.67%	0.64%	0.64%
2008	1.00	0.02		0.01		—	*(2)	(0.03)	1.00	2.79	81,033	0.62	2.44	0.67	2.39
2007	1.00	0.04		—	*	—		(0.04)	1.00	4.43	7,896	0.64	4.34	0.69	4.29
2006	1.00	0.03		—		—		(0.03)	1.00	3.10	12,814	0.68	2.99	0.73	2.94
2005	1.00	0.01		—		—		(0.01)	1.00	1.17	16,649	0.68	0.92	0.73	0.87
2004	1.00	—	*	—		—		— *	1.00	0.29	24,611	0.68	0.29	0.73	0.24

9

Allegiant Government Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.3%
Federal Farm Credit Bank — 7.7%
Federal Farm Credit (DN)
0.120%, 12/01/08 (A)	$20,000	$20,000
Federal Farm Credit Bank (FRN)
1.030%, 03/11/09	15,000	14,995
1.040%, 03/17/09	10,000	10,000
1.030%, 04/17/09	5,000	5,000
1.030%, 04/30/09	10,000	10,000
1.352%, 07/20/09	15,000	15,000
2.070%, 12/21/09	15,000	14,919

		89,914

Federal Home Loan Bank — 19.4%
Federal Home Loan Bank
5.250%, 01/16/09	15,000	15,056
2.500%, 03/17/09	15,000	14,997
Federal Home Loan Bank (DN)
0.100%, 12/05/08 (A)	11,700	11,700
3.300%, 01/02/09 (A)	10,000	9,971
5.000%, 02/20/09	10,000	10,091
1.500%, 05/11/09 (A)	10,000	9,933
Federal Home Loan Bank (FRN)
2.659%, 12/15/08	10,000	10,000
4.089%, 01/08/09	10,000	10,002
1.030%, 01/30/09	15,000	15,000
2.170%, 02/11/09	15,000	15,002
1.020%, 02/20/09	10,000	10,000
0.845%, 03/05/09	20,000	20,000
1.165%, 04/21/09	15,000	15,000
2.624%, 05/05/09	10,000	10,000
2.018%, 05/20/09	10,000	10,000
2.008%, 05/20/09	10,000	9,999
0.900%, 06/05/09	15,000	15,000
2.817%, 09/10/09	15,000	15,000

		226,751

Federal Home Loan Mortgage Corporation — 29.8%
Federal Home Loan Mortgage Corporation
5.250%, 01/12/09	23,200	23,278
5.750%, 03/15/09	17,457	17,630
Federal Home Loan Mortgage Corporation (DN)
2.630%, 12/10/08 (A)	15,000	14,990
2.480%, 12/12/08 (A)	12,500	12,491
0.900%, 01/05/09 (A)	10,000	9,991
2.500%, 01/06/09 (A)	15,000	14,963
2.060%, 01/07/09 (A)	10,000	9,979
2.700%, 01/15/09 (A)	15,000	14,949
2.770%, 01/26/09 (A)	8,080	8,045
1.000%, 01/27/09 (A)	10,000	9,984
2.805%, 02/02/09 (A)	10,000	9,951
2.850%, 02/06/09 (A)	15,000	14,920
2.300%, 02/10/09 (A)	15,000	14,932
2.110%, 02/17/09 (A)	4,500	4,479
2.050%, 02/17/09 (A)	10,000	9,955
2.150%, 02/18/09 (A)	10,000	9,953
2.600%, 02/19/09 (A)	10,000	9,942
0.850%, 02/23/09 (A)	11,773	11,751
1.650%, 02/27/09 (A)	15,000	14,896
0.980%, 03/05/09 (A)	15,000	14,962
0.910%, 03/05/09 (A)	7,300	7,283
0.880%, 04/08/09 (A)	10,000	9,969
Federal Home Loan Mortgage Corporation (FRN)
3.945%, 12/07/09	15,000	15,000
3.432%, 12/23/09	15,000	14,994
Federal Home Loan Mortgage Corporation (FRN) (MTN)
3.306%, 12/26/08	25,000	25,000
1.864%, 04/07/09	15,000	15,000
3.535%, 04/27/09	10,000	10,000

		349,287

Federal National Mortgage Association — 26.4%
Federal National Mortgage Association
3.375%, 12/15/08	12,073	12,078
5.250%, 01/15/09	10,000	10,037
3.250%, 02/15/09	11,902	11,925
Federal National Mortgage Association (DN)
2.645%, 12/05/08 (A)	10,635	10,632
2.530%, 12/08/08 (A)	10,000	9,995
2.650%, 12/24/08 (A)	15,000	14,975
2.510%, 12/26/08 (A)	10,000	9,982
0.021%, 01/02/09 (A)	15,000	14,972
2.700%, 01/05/09 (A)	16,000	15,958
2.650%, 01/07/09 (A)	10,000	9,973
2.670%, 01/14/09 (A)	11,768	11,730
2.550%, 01/20/09 (A)	15,000	14,947
2.800%, 01/22/09 (A)	15,000	14,939
1.500%, 01/28/09 (A)	15,000	14,964
2.500%, 02/09/09 (A)	15,000	14,927
2.350%, 02/17/09 (A)	15,000	14,924
0.850%, 02/17/09 (A)	15,000	14,972
2.850%, 02/18/09 (A)	10,000	9,937
2.950%, 02/23/09 (A)	15,000	14,897
2.600%, 02/25/09 (A)	10,000	9,938
2.650%, 03/02/09 (A)	10,000	9,933
0.950%, 03/11/09 (A)	10,000	9,974
2.580%, 03/18/09 (A)	10,000	9,923
1.300%, 04/15/09 (A)	10,000	9,951
Federal National Mortgage Association (FRN)
1.060%, 01/23/09	12,000	11,958

		308,441

Total U.S. Government Agency Obligations (Cost $974,393)		974,393

	Number of Shares
MONEY MARKET FUND — 1.7%
AIM Government & Agency Portfolio (Cost $20,388)	20,387,658	20,388

	Par (000)
REPURCHASE AGREEMENTS — 16.6%
Bank of America
0.200% (dated 11/28/08, due 12/01/08, repurchase price $50,000,833, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds 5.500% to 6.000%, due 09/01/35 to 09/01/38, total market value $51,000,000)	$50,000	50,000

10

	Par (000)	Value (000)
Barclays
0.250% (dated 11/28/08, due 12/01/08, repurchase price $43,000,896, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.875%, due 02/17/09, total market value $43,860,047)	$43,000	$43,000
Deutsche Bank
0.250% (dated 11/28/08, due 12/01/08, repurchase price $50,001,042, collateralized by Federal National Mortgage Association Bonds, 4.865% to 5.730%, due 02/01/35 to 01/01/38, total market value $51,000,000)	50,000	50,000
Greenwich Capital
0.250% (dated 11/28/08, due 12/01/08, repurchase price $40,000,833, collateralized by Federal Home Loan Bank Bond, 5.000%, due 12/21/15, total market value $40,803,238)	40,000	40,000
UBS Securities
0.250% (dated 11/28/08, due 12/01/08, repurchase price $11,000,229, collateralized by Federal National Mortgage Association Bond, 5.812%, due 11/01/37, total market value $11,220,383)	11,000	11,000

Total Repurchase Agreements (Cost $194,000)		194,000

TOTAL INVESTMENTS — 101.6% (Cost $1,188,781)*		1,188,781

Other Assets & Liabilities — (1.6)%
Dividends Payable
Class I		(930)
Class A		(258)
Investment Advisory Fees Payable		(243)
12b-1 Fees Payable
Class I		(46)
Class A		(21)
Administration Fees Payable		(61)
Custody Fees Payable		(10)
Shareholder Service Fees Payable
Class A		(36)
Trustees’ Fees Payable		(62)
Payable for Shares of Beneficial Interest Redeemed		(24,766)
Other		7,319

Total Other Assets & Liabilities		(19,114)

TOTAL NET ASSETS — 100.0%		$1,169,667

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$1,169,735
Accumulated Net Realized Loss on Investments		(68)

Total Net Assets		$1,169,667

Net Asset Value, Offering and Redemption Price Per Share — Class I ($814,768,483 ÷ 814,773,998 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($354,898,169 ÷ 354,938,729 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

See Notes to Financial Statements.

11

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 31.9%
Banks — 14.7%
ANZ
2.760%, 12/02/08	$30,000	$29,998
2.870%, 01/06/09	30,000	29,914
BNP Paribas Finance
2.790%, 12/05/08	30,000	29,991
2.900%, 12/29/08	30,000	30,000
Danske
2.800%, 12/08/08	30,000	29,984
Dexia Delaware LLC
2.780%, 12/15/08	30,000	29,967
HSBC USA
2.500%, 12/01/08	30,000	30,000
ING Funding LLC
2.800%, 12/22/08	20,000	19,967
National Australia Funding Delaware
2.820%, 12/01/08	10,000	10,000
2.820%, 12/26/08	30,000	29,941
Nordea North America
2.780%, 02/13/09	30,000	29,829
PNC Funding
2.840%, 12/23/08	30,000	29,948
Royal Bank of Scotland Group PLC
2.850%, 12/22/08	30,000	29,950
Societe Generale North America
2.840%, 12/23/08	30,000	29,948
Svenska Handelsbanken
2.700%, 12/09/08	30,000	29,982
Toronto-Dominion Holdings
3.005%, 01/02/09	30,000	29,920

		449,339

Commercial Services — 1.7%
Harvard University
0.011%, 01/08/09	26,500	26,469
Yale University
1.750%, 01/13/09	25,000	24,948

		51,417

Consumer Discretionary — 0.6%
Procter & Gamble International Funding SCA
1.500%, 01/09/09	18,000	17,971

Consumer Staples — 1.8%
Nestle Capital
0.400%, 12/01/08	25,000	25,000
0.940%, 02/10/09	30,000	29,945

		54,945

Energy — 1.0%
Chevron Funding
0.800%, 12/17/08	30,000	29,989

Financial Services — 3.9%
AIG Funding
2.880%, 12/09/08	30,000	29,981
General Electric Capital
1.050%, 12/12/08	30,000	29,990
General Electric Capital (TLGP) (FDIC)
1.650%, 01/13/09	30,000	29,941
Wal-Mart Funding
1.000%, 12/16/08	30,000	29,988

		119,900

Healthcare — 1.8%
Abbott Laboratories
1.000%, 01/06/09	25,000	24,975
Johnson & Johnson
0.500%, 01/20/09	30,000	29,979

		54,954

Industrials — 2.9%
Emerson Electric
0.900%, 01/21/09	15,000	14,981
0.850%, 01/22/09	15,000	14,982
Illinois Tool Works
1.100%, 01/12/09	30,000	29,961
United Parcel Service
0.250%, 12/03/08	15,000	15,000
0.420%, 01/07/09	15,000	14,993

		89,917

Information Technology — 2.0%
Automatic Data Processing
0.700%, 12/01/08	30,000	30,000
Microsoft
0.400%, 12/05/08	30,000	29,999

		59,999

Pharmaceuticals — 0.5%
Novartis Finance
0.730%, 12/01/08	15,000	15,000

Transportation — 1.0%
NetJets
0.850%, 12/04/08	10,000	9,999
1.050%, 01/08/09	20,000	19,978

		29,977

Total Commercial Paper (Cost $973,408)		973,408

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Federal Farm Credit Bank — 1.0%
Federal Farm Credit Bank (DN)
0.120%, 12/01/08 (A)	30,000	30,000
Federal Home Loan Bank — 8.8%
Federal Home Loan Bank (DN)
0.100%, 12/01/08 (A)	60,000	60,000
0.120%, 12/04/08 (A)	14,820	14,820
0.100%, 12/09/08 (A)	24,631	24,631
1.250%, 01/26/09 (A)	30,000	29,942
2.190%, 01/28/09	25,000	25,056
1.050%, 02/18/09 (A)	30,000	29,931
5.000%, 02/20/09	25,000	25,228
2.570%, 05/05/09	25,000	25,108

12

	Par (000)	Value (000)
Federal Home Loan Bank (FRN)
0.845%, 03/05/09	$35,000	$35,000

		269,716

Federal Home Loan Mortgage Corporation — 10.9%
Federal Home Loan Mortgage Corporation (DN)
0.150%, 12/08/08 (A)	33,426	33,425
0.900%, 01/05/09 (A)	30,000	29,974
2.060%, 01/07/09 (A)	30,000	29,936
0.370%, 01/23/09 (A)	30,000	29,984
1.000%, 01/27/09 (A)	30,000	29,953
1.750%, 02/11/09 (A)	30,000	29,895
0.021%, 02/17/09 (A)	30,000	29,863
0.850%, 02/23/09 (A)	30,000	29,940
1.650%, 02/27/09 (A)	30,000	29,879
1.950%, 03/02/09 (A)	30,000	29,852
1.070%, 04/02/09 (A)	30,000	29,891

		332,592

Federal National Mortgage Association — 6.8%
Federal National Mortgage Association (DN)
0.021%, 01/02/09 (A)	30,000	29,944
0.850%, 01/13/09 (A)	30,000	29,970
1.000%, 02/02/09 (A)	30,000	29,947
2.500%, 02/09/09 (A)	30,000	29,854
0.900%, 02/11/09 (A)	30,000	29,946
0.850%, 02/17/09 (A)	30,000	29,945
2.050%, 03/06/09 (A)	30,000	29,838

		209,444

Total U.S. Government Agency Obligations (Cost $841,752)		841,752

CORPORATE BONDS — 13.5%
Banks — 7.0%
Bank of America
3.375%, 02/17/09	10,000	10,007
Bank of America (FRN)
4.350%, 01/05/09	30,000	30,000
JPMorgan Chase (FRN) (MTN)
4.190%, 04/03/09	30,000	29,980
Rabobank Nederland NV (FRN)
4.208%, 04/06/09 (B)	29,500	29,490
Royal Bank of Canada (FRN)
2.449%, 10/15/09 (B)	30,000	30,000
Svenska Handelsbanken AB (FRN)
4.418%, 08/06/09 (B)	25,000	25,000
Wells Fargo (FRN)
1.572%, 07/15/09 (B)	30,000	30,000
Westpac Banking (FRN)
2.856%, 02/06/09 (B)	30,000	29,993

		214,470

Consumer Discretionary — 0.4%
Procter & Gamble International (FRN)
4.218%, 07/06/09 (B)	12,000	12,001

Consumer Staples — 0.7%
Pepsi Bottling Holdings
5.625%, 02/17/09 (B)	22,000	22,123

Energy — 1.0%
BP AMI Leasing (FRN)
3.486%, 06/26/09 (B)	30,000	30,001

Finance-Automotive — 1.8%
American Honda Finance (FRN) (MTN)
2.924%, 05/05/09 (B)	30,000	30,000
Toyota Motor Credit (FRN) (MTN)
1.589%, 01/12/09	25,000	25,000

		55,000

Financial Services — 1.0%
General Electric Capital (FRN)
2.919%, 06/15/09	30,000	30,013

Insurance — 1.6%
Monumental Global Funding III (FRN)
1.802%, 01/15/09 (B)	30,000	29,996
Principal Life Income Funding Trusts (FRN) (MTN)
4.570%, 10/09/09	20,000	19,986

		49,982

Total Corporate Bonds (Cost $413,590)		413,590

CERTIFICATES OF DEPOSIT — 7.7%
Domestic — 1.0%
U.S. Bank NA
2.780%, 02/23/09	30,000	30,000

Yankee — 6.7%
Bank of Montreal CH (FRN)
2.488%, 08/25/09	30,000	30,000
Bank of Nova Scotia OR (FRN)
2.318%, 01/05/09	55,000	54,986
Canadian Imperial Bank of Commerce NY
2.840%, 12/09/08	30,000	30,000
Credit Suisse NY (FRN)
3.560%, 01/30/09	30,000	29,996
Nordea Bank Finland PLC NY (FRN)
2.812%, 12/01/08	30,000	30,000
Royal Bank of Canada NY
2.760%, 12/01/08	30,000	30,000

		204,982

Total Certificates of Deposit (Cost $234,982)		234,982

FUNDING AGREEMENTS — 2.0%
Metropolitan Life Funding Agreement (FRN)
3.236%, 10/14/09 (C)	30,000	30,000
New York Life Funding Agreement (FRN)
2.951%, 06/04/09 (C)	30,000	30,000

Total Funding Agreements (Cost $60,000)		60,000

MASTER NOTE — 1.0%
Banks — 1.0%
Bank of America (DO)
0.810%, 12/01/08	30,000	30,000
(Cost $30,000)

13

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I†† (Cost $45,177)	45,177,481	$45,177

	Par (000)
REPURCHASE AGREEMENTS — 14.4%
Bank of America
0.200% (dated 11/28/08, due 12/01/08, repurchase price $100,001,667, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 11/01/38, total market value $102,000,001)	$100,000	100,000
Barclays
0.250% (dated 11/28/08, due 12/01/08, repurchase price $117,002,438, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 0.830% to 4.875%, due 12/30/09 to 11/22/11, total market value $119,340,175)	117,000	117,000
Deutsche Bank
0.250% (dated 11/28/08, due 12/01/08, repurchase price $100,002,083, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.067% to 7.000%, due 01/01/36 to 09/01/38, total market value $102,000,000)	100,000	100,000
Greenwich Capital
0.250% (dated 11/28/08, due 12/01/08, repurchase price $110,002,292, collateralized by Federal Home Loan Bank Bonds, 3.000% to 4.500%, due 10/09/09 to 12/10/10, total market value $112,203,179)	110,000	110,000
UBS Securities
0.250% (dated 11/28/08, due 12/01/08, repurchase price $14,000,292, collateralized by Federal National Mortgage Association Bond, 5.812%, due 11/01/37, total market value $14,282,529)	14,000	14,000

Total Repurchase Agreements (Cost $441,000)		441,000

TOTAL INVESTMENTS — 99.5% (Cost $3,039,909)*		3,039,909

Other Assets & Liabilities — 0.5%
Dividends Payable
Class I		(1,958)
Class A		(1,236)
Investment Advisory Fees Payable		(612)
12b-1 Fees Payable
Class I		(136)
Class A		(48)
Administration Fees Payable		(154)
Custody Fees Payable		(21)
Shareholder Service Fees Payable
Class A		(77)
Trustees’ Fees Payable		(154)
Payable for Shares of Beneficial Interest Redeemed		(8,419)
Other		29,460

Total Other Assets & Liabilities		16,645

TOTAL NET ASSETS — 100.0%		$3,056,554

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$3,058,358
Distributions in Excess of Net Investment Income		(1)
Accumulated Net Realized Loss on Investments		(1,803)

Total Net Assets		$3,056,554

Net Asset Value, Offering and Redemption Price Per Share — Class I ($2,310,066,975 ÷ 2,311,381,663 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($745,389,431 ÷ 745,867,518 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class B ($923,463 ÷ 923,817 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class C ($174,584 ÷ 174,695 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $268,604 and represents 8.8% of net assets as of November 30, 2008.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $60,000 and represents 2.0% of net assets as of November 30, 2008.

DO — Demand Obligation: the rate shown is the rate in effect on November 30, 2008, and the date shown is the next reset date. The rate floats daily.

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

TLGP — Temporary Liquidity Guarantee Program

See Notes to Financial Statements.

14

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.2%
Ohio — 98.2%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.810%, 02/01/18	$2,040	$2,040
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.900%, 10/01/31	3,500	3,500
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.850%, 10/01/31	2,300	2,300
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) (VRDN)
1.400%, 10/01/31	6,380	6,380
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
1.060%, 10/01/31	15,000	15,000
Butler County (BAN) (GO)
2.250%, 08/06/09	3,500	3,512
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN)
0.800%, 05/01/27	4,705	4,705
Butler County Port Authority, Great Miami Valley YMCA (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.800%, 09/01/37	2,850	2,850
Cincinnati & Hamilton County Port Authority, Kenwood Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.950%, 09/01/25	100	100
Clark County (BAN) (GO)
2.550%, 03/24/09	1,505	1,506
Clark County School District (BAN) (GO)
2.500%, 02/11/09	575	575
Cleveland Heights (BAN) (GO)
2.500%, 09/30/09	905	911
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN)
0.900%, 10/01/40	7,900	7,900
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Corporation Project (RB) (LOC - U.S. Bank) (VRDN)
1.030%, 06/01/39	3,000	3,000
Clinton County (BAN) (GO)
4.375%, 01/22/09	2,250	2,254
Columbus (GO) Series 1 (VRDN)
0.650%, 12/01/17	5,050	5,050
Columbus (RB) Series B (VRDN)
0.760%, 06/01/32	6,535	6,535
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.500%, 12/01/26	10,620	10,620
Cuyahoga Community College (TAN)
2.350%, 12/18/08	5,000	5,001
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
1.400%, 04/01/16	1,115	1,115
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Series B1 (VRDN)
0.800%, 01/01/39	3,160	3,160
Cuyahoga Falls (BAN) (GO)
3.750%, 12/11/08	3,500	3,500
Cuyahoga Falls (GO)
2.750%, 12/09/09	4,100	4,152
Deerfield Township (BAN)
2.150%, 11/17/09	4,000	4,000
Erie County (TIN) (GO)
3.125%, 11/12/09	800	802
Fairborn Ohio Tax Increment (BAN) (RN) (LOC - U.S. Bank)
3.300%, 09/10/09	1,600	1,612
Fairfield (BAN) (GO)
2.250%, 10/30/09	1,000	1,004
Fairfield Township (BAN) (GO)
3.500%, 10/30/09	1,670	1,674
Fairfield Township, Roadway Improvement (BAN) (GO)
1.851%, 06/10/09	1,000	1,003
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
0.900%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.850%, 06/01/16	6,100	6,100
Franklin County Hospital, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.400%, 11/01/40	1,500	1,500
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
1.840%, 11/01/14	1,755	1,755
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.800%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
3.250%, 05/21/09	1,270	1,276
Hamilton (BAN) (GO)
2.250%, 04/01/09	2,920	2,922
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
1.000%, 05/15/28##	7,090	7,090
Hudson City (BAN) (GO)
3.100%, 10/06/09	3,025	3,041
Hudson City School District (BAN) (GO)
2.750%, 03/12/09	2,000	2,003
Hunting Valley, Village Hall Construction Project (BAN) (GO)
2.500%, 07/09/09	4,000	4,008
Kent (BAN) (GO)
3.750%, 10/15/09	1,000	1,004
Kent State University, General Receipts (RB) (LOC - Keybank) (VRDN)
1.500%, 05/01/28	10,000	10,000

15

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Kent State University, General Receipts (RB) Series B (LOC - Bank of America) (VRDN)
0.600%, 05/01/32	$10,000	$10,000
Lake County (BAN) (GO)
2.500%, 07/16/09	1,250	1,255
Lancaster (BAN) (GO)
3.500%, 10/15/09	1,800	1,808
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.800%, 04/01/37	18,400	18,400
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
1.200%, 12/01/10	810	810
0.800%, 06/01/33	1,160	1,160
Logan County (BAN) (GO)
3.250%, 11/12/09	1,400	1,408
Marysville (BAN) (GO)
2.000%, 03/05/09	2,000	2,002
Mayfield (BAN) (GO)
1.800%, 09/09/09	3,700	3,720
Monroe, Water System Improvement Project (BAN) (GO)
2.750%, 08/20/09	3,000	3,013
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.830%, 12/01/25	1,000	1,000
0.650%, 03/01/27	12,100	12,100
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
0.650%, 03/01/27	850	850
0.780%, 04/01/37	13,470	13,470
New Albany (BAN) (GO)
2.500%, 08/05/09	2,360	2,371
Ohio (GO) Series A (VRDN)
0.400%, 03/15/25	2,390	2,390
Ohio Higher Educational Facilities Commission (VRDO) Series B-5
2.200%, 01/06/09	20,000	20,000
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) (VRDN)
1.100%, 01/06/09	3,000	3,000
Ohio State (GO) Series B (VRDN)
0.450%, 08/01/17	5,985	5,985
0.400%, 08/01/21	2,600	2,600
0.400%, 03/15/25	7,350	7,350
0.650%, 06/15/26	3,830	3,830
Ohio State (GO) Series C (VRDN)
0.950%, 06/15/26	2,265	2,265
Ohio State Air Quality Development Authority, FirstEnergy Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
1.000%, 07/01/19	8,000	8,000
Ohio State Air Quality Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of America) (VRDN)
0.900%, 08/01/29	16,000	16,000
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - KeyBank) (VRDN)
3.250%, 09/01/24	4,200	4,200
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.650%, 10/01/22	905	905
0.650%, 10/01/31	12,150	12,150
1.300%, 10/01/31	9,150	9,150
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - Bank of America) (VRDN)
1.300%, 12/01/44	1,000	1,000
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - Bank of America) (VRDN)
0.900%, 12/01/44	11,000	11,000
Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System (RB) Series B-2 (VRDN)
0.750%, 01/01/43	1,500	1,500
Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System (RB) Series B-3 (VRDN)
0.750%, 01/01/43	1,500	1,500
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
0.900%, 11/01/35	600	600
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
0.900%, 08/01/33	17,000	17,000
Ohio State Higher Educational Facilities Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.030%, 12/01/32	8,735	8,735
Ohio State Higher Educational Facilities Commission, Oberlin College 2008 Project (RB) (VRDN)
0.500%, 10/01/48	6,060	6,060
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
0.500%, 10/01/35	12,170	12,170
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
0.500%, 10/01/29	2,040	2,040
Ohio State Higher Educational Facilities Commission, University Hospitals Health System (RB) Series E (LOC - RBS Citizens) (VRDN)
1.100%, 01/15/35	2,700	2,700

16

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.550%, 05/01/42	$3,000	$3,000
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
0.550%, 05/01/15	5,950	5,950
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
0.550%, 11/01/30	3,300	3,300
Ohio State Infrastructure (GO) Series A (VRDN)
0.500%, 02/01/23	3,100	3,100
Ohio State Pollution Control, Sohio Air Project (RB) (VRDN)
0.800%, 05/01/22	4,700	4,700
0.900%, 05/01/22	1,100	1,100
Ohio State University (RB) (VRDN)
0.400%, 12/01/31	6,900	6,900
Ohio State University (RB) Series B (VRDN)
0.400%, 06/01/35	4,900	4,900
Ohio State University (VRDO) Series 03-C
1.000%, 01/06/09	13,145	13,145
Ohio State University General Receipts (RB) (VRDN)
0.650%, 12/01/27	1,200	1,200
Ohio State Water Development Authority (BAN) (RN)
4.000%, 10/01/09	7,000	7,094
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.900%, 05/15/19	5,650	5,650
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
0.850%, 01/01/34##	20,140	20,140
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
0.900%, 11/01/25	2,000	2,000
Ohio State Water Development Authority, Water Pollution Control (BAN) (RN)
3.000%, 08/04/09	5,000	5,057
Olmsted Falls City School District (BAN) (GO)
3.500%, 01/15/09	1,110	1,111
Parma Healthcare Facilities, Catholic Charities Facilities (RB) (LOC - RBS Citizens) (VRDN)
3.980%, 10/01/29	2,000	2,000
Penta County Career Center (TAN) (GO)
2.000%, 02/26/09	5,500	5,508
Perrysburg (BAN) (GO)
2.125%, 08/06/09	2,703	2,709
3.500%, 11/05/09	2,200	2,205
3.625%, 11/05/09	1,450	1,455
Port of Greater Cincinnati Development Authority, Sycamore Township Kenwood Central Public Parking Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
1.030%, 02/01/39	2,315	2,315
Sharonville (BAN) (GO)
2.750%, 07/24/09	2,560	2,570
Sunbury (BAN) (GO)
2.500%, 04/15/09	3,200	3,206
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
1.040%, 12/01/09	11,400	11,400
0.900%, 12/01/10	5,000	5,000
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
0.900%, 05/15/38##	6,600	6,600
Union County (BAN) (GO)
3.500%, 12/10/08	1,250	1,250
2.375%, 12/09/09	1,000	1,005
Vandalia (BAN) (RN)
2.250%, 08/20/09	4,080	4,080
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S Bank) (VRDN)
0.800%, 07/01/31	6,275	6,275
Warren County Healthcare Facilities, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
1.050%, 07/01/23	123	123
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
1.200%, 09/01/15##	5,190	5,190
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
1.100%, 03/01/15	1,670	1,670

Total Municipal Securities (Cost $543,285)		543,285

17

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.1%
BlackRock Ohio Municipal Money Market Fund (Cost $17,222)	17,221,674	$17,222

TOTAL INVESTMENTS — 101.3%
(Cost $560,507)*		560,507

Other Assets & Liabilities — (1.3)%
Dividends Payable
Class I		(365)
Class A		(1)
Investment Advisory Fees Payable		(67)
12b-1 Fees Payable
Class I		(27)
Class A		(5)
Administration Fees Payable		(28)
Custody Fees Payable		(5)
Shareholder Service Fees Payable
Class A		(8)
Trustees’ Fees Payable		(10)
Payable for Investments Purchased		(11,218)
Payable for Shares of Beneficial Interest Redeemed		(321)
Other		5,005

Total Other Assets & Liabilities		(7,050)

TOTAL NET ASSETS — 100.0%		$553,457

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$553,457

Total Net Assets		$553,457

Net Asset Value, Offering and Redemption Price Per Share — Class I ($472,255,101 ÷ 472,259,446 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($81,202,320 ÷ 81,198,831 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TAN — Tax Anticipation Note

TIN — Tax Increment Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

18

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 97.4%
Pennsylvania — 97.4%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
0.650%, 12/01/33	$4,025	$4,025
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.650%, 12/01/37	3,800	3,800
Allegheny County Hospital Development Authority, Children’s Home of Pittsburgh Project (RB) Series B (LOC - PNC Bank) (VRDN)
0.780%, 06/01/35	1,500	1,500
Allegheny County Hospital Development Authority, Children’s Institute of Pittsburgh Project (RB) Series A (LOC - Citizens Bank) (VRDN)
0.980%, 06/01/35	5,300	5,300
Allegheny County Hospital Development Authority, Healthcare Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
0.950%, 12/01/19	1,430	1,430
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.750%, 03/01/18	1,700	1,700
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN)
0.750%, 03/01/18	1,750	1,750
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (VRDN)
0.750%, 03/01/20	4,000	4,000
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,000	2,000
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
1.010%, 08/01/32	1,700	1,700
Allegheny County Port Authority, Prerefunded
03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/09	385	393
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
0.900%, 12/01/20	6,350	6,350
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
0.900%, 01/01/35	4,400	4,400
1.000%, 04/01/41	8,745	8,745
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.800%, 01/01/35	4,350	4,350
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B (LOC - Royal Bank of Scotland) (VRDN)
1.100%, 12/01/41	4,400	4,400
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.650%, 04/01/35	6,000	6,000
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
1.430%, 07/01/27	1,900	1,900
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC - Citizens Bank) (VRDN)
1.430%, 12/01/36	4,485	4,485
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
0.800%, 10/01/19	50	50
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.800%, 12/01/31	1,000	1,000
0.800%, 12/01/31	2,750	2,750
0.800%, 12/01/31	3,200	3,200
0.800%, 12/01/31	1,195	1,195
0.800%, 12/01/31	1,800	1,800
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/17	2,000	2,000
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/20	4,600	4,600
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/20	2,300	2,300
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/20	10,000	10,000
Erie County Hospital Authority, Saint Mary’s Home of Erie Project (RB) Series B (LOC - Bank of America) (VRDN)
1.000%, 07/01/38	2,900	2,900
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 11/01/23	1,400	1,400
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
0.650%, 11/15/32	6,950	6,950
Geisinger Authority, Geisinger Health Systems (RB) Series C (VRDN)
0.650%, 08/01/28	500	500

19

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 09/15/31	$1,500	$1,500
Montgomery County Industrial Development Authority (VRDO)
1.700%, 12/09/08	3,000	3,000
2.500%, 01/13/09	5,000	5,000
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
1.250%, 02/01/25	100	100
Pennsylvania State (GO) First Series
5.000%, 01/15/09	2,000	2,008
5.250%, 02/01/09	5,775	5,802
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.650%, 11/01/25	900	900
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
0.650%, 11/01/29	700	700
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
0.650%, 11/01/30	700	700
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
2.050%, 05/01/25	2,500	2,500
Pennsylvania State Higher Educational Facilities Authority, Student Association Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
1.030%, 07/01/38	1,485	1,485
Pennsylvania State Higher Educational Facilties Authority, Association of Independent Colleges and Universities Financing Program (RB) Series I2 (LOC - PNC Bank) (VRDN)
0.780%, 11/01/21	525	525
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
0.850%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series B (VRDN)
3.000%, 12/01/12	1,600	1,600
Pennsylvania State Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.900%, 12/01/38	3,500	3,500
Pennsylvania State Turnpike Commission (RB) Series B-5 (LOC - Bank of America) (VRDN)
0.900%, 12/01/38	4,000	4,000
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
1.000%, 12/01/19	6,000	6,000
Pennsylvania State University (RB) Series A (VRDN)
0.780%, 04/01/31	7,675	7,675
0.780%, 03/01/32	4,870	4,870
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
1.850%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.800%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.800%, 11/01/31	4,700	4,700
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.750%, 07/01/22	3,500	3,500
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
0.750%, 02/15/14	2,900	2,900
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
0.750%, 07/01/25	1,835	1,835
Philadelphia Hospitals & Higher Education Facilities Authority, Wills Eye Hospital Project (RB) (LOC - Chase Manhattan Bank) (VRDN)
0.800%, 11/01/30	3,685	3,685
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.450%, 05/01/44	700	700
State Public School Building Authority, Montgomery County Community College Project (RB)
3.000%, 05/01/09	980	984
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.150%, 09/15/14	1,100	1,100
3.050%, 09/15/15	1,220	1,220
3.050%, 09/15/18	1,000	1,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
0.950%, 09/15/29	1,500	1,500
3.150%, 09/15/40	4,700	4,700
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.800%, 06/01/27	1,215	1,215
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.400%, 07/01/34	8,535	8,535

Total Municipal Securities (Cost $202,412)		202,412

20

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.9%
BlackRock Pennsylvania Municipal Money Market Portfolio (Cost $3,890)	3,889,915	$3,890

TOTAL INVESTMENTS — 99.3% (Cost $206,302)*		206,302

Other Assets & Liabilities — 0.7%
Dividends Payable
Class I		(112)
Class A		(17)
Investment Advisory Fees Payable		(26)
12b-1 Fees Payable
Class I		(9)
Class A		(4)
Administration Fees Payable		(11)
Custody Fees Payable		(2)
Shareholder Service Fees Payable
Class A		(6)
Trustees’ Fees Payable		(5)
Payable for Shares of Beneficial Interest Redeemed		(716)
Other		2,446

Total Other Assets & Liabilities		1,538

TOTAL NET ASSETS — 100.0%		$207,840

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$207,883
Distributions in Excess of Net Investment Income		(3)
Accumulated Net Realized Loss on Investments		(40)

Total Net Assets		$207,840

Net Asset Value, Offering and Redemption Price Per Share — Class I ($146,172,076 ÷ 146,288,103 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($61,667,978 ÷ 61,608,942 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Limited Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

21

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 95.8%
Alabama — 0.4%
Mobile County Industrial Development Authority, ExxonMobil Project (RB) (VRDN)
1.300%, 07/15/32	$3,815	$3,815

Alaska — 2.1%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN)
1.250%, 07/01/37	2,485	2,485
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
0.950%, 07/01/37	7,100	7,100
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
0.950%, 07/01/37	6,800	6,800
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series A (VRDN)
1.250%, 12/01/33	5,600	5,600

		21,985

Arizona — 0.2%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
0.900%, 10/01/30	2,325	2,325

Colorado — 2.9%
City of Colorado Springs, Colorado College Project (RB) Series 2006 (VRDN)
0.850%, 06/01/29	1,255	1,255
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.850%, 10/01/38	12,100	12,100
Colorado Health Facilities Authority, Colorado West Regional Mental Health Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.860%, 03/01/30	2,920	2,920
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
0.900%, 11/01/31	14,000	14,000

		30,275

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series U2 (VRDN)
0.400%, 07/01/33	13,200	13,200
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series V-2 (VRDN)
0.500%, 07/01/36	1,300	1,300

		14,500

District of Columbia — 0.3%
District of Columbia, Family and Child Services (RB) (LOC - Bank of America) (VRDN)
0.950%, 07/01/41	2,875	2,875

Florida — 0.4%
Orange County Industrial Development Authority, Catholic Charities of Central Florida and Diocese of Orlando Projects (RB) Series 2007 (LOC - SunTrust Bank) (VRDN)
1.000%, 07/01/37	4,100	4,100

Georgia — 2.5%
Atlanta (TECP)
1.630%, 02/11/09	6,000	6,000
Georgia State (GO) Series B (ETM)
6.650%, 03/01/09	20	20
Municipal Electric Authority of Georgia, Combustion Turbine Project (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
0.800%, 11/01/29	20,000	20,000

		26,020

Illinois — 6.4%
Bloomington (GO) (VRDN)
0.900%, 06/01/24	12,150	12,150
Illinois Finance Authority, Chicago Historical Society (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.800%, 01/01/36	3,500	3,500
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.900%, 12/01/37	15,000	15,000
Illinois Finance Authority, Gift of Hope Organ & Tissue Donor Network Project (RB) Series 2008 (LOC - JPMorgan Chase) (VRDN)
1.200%, 05/01/38	8,000	8,000
Illinois Finance Authority, Northwest Community Hospital (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.650%, 07/01/32	3,500	3,500
Illinois Finance Authority, Northwestern University (RB) Sub-Series A (VRDN)
0.400%, 12/01/46	2,000	2,000
Illinois Health Facilities Authority (RB) Series C (VRDN)
0.900%, 08/01/15	10,000	10,000
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
2.130%, 01/01/23	1,150	1,150
Illinois State Educational Facilities Authority, Field Museum of Natural History (RB) (LOC - Bank One) (VRDN)
0.850%, 11/01/34	1,000	1,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
0.900%, 08/01/33	6,100	6,100
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC) (SLGS)
6.000%, 12/01/08	1,000	1,000

22

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Illinois — continued
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
0.900%, 06/01/30	$2,500	$2,500
Normal County (GO) (VRDN)
1.120%, 06/01/23	1,750	1,750

		67,650

Indiana — 5.2%
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
1.400%, 12/01/08	2,500	2,500
Fishers Redevelopment Authority (BAN)
2.250%, 12/01/08	6,300	6,300
Fishers Redevelopment Authority (BAN) Series B (RN)
2.750%, 06/01/09	6,300	6,300
Indian Lake Local School District (BAN) (GO)
4.000%, 12/11/08	2,000	2,000
Indiana State Development Finance Authority, Children’s Museum of Indianapolis (RB) (VRDN)
0.900%, 07/01/33	1,250	1,250
Indiana State Development Finance Authority, Indiana Historical Society (RB) (LOC - Bank One Indiana) (VRDN)
0.900%, 08/01/31	1,000	1,000
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
0.900%, 02/01/36	600	600
Indiana State Development Finance Authority, Indianapolis Museum of Art (RB) (LOC - Bank One) (VRDN)
0.900%, 02/01/37	1,000	1,000
Indiana State Educational Facilities Authority, Indiana Wesleyan University Project (RB) Series A (LOC - Bank One Indiana) (VRDN)
0.950%, 06/01/28	3,210	3,210
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.900%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, Goodwill Industries of Central Indiana (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.900%, 12/01/36	11,400	11,400
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
1.400%, 04/01/20	1,630	1,630
Lawrence Sewage Works (RN) Series A
3.100%, 12/27/08	1,630	1,630
Lawrence Waterworks (RN) Series A
3.100%, 12/27/08	4,845	4,845
Purdue University (RB) Series S (VRDN)
0.600%, 07/01/26	2,475	2,475

		54,740

Iowa — 0.3%
Iowa Finance Authority, Drake University Project (RB) Series 2008 (LOC - Wells Fargo Bank) (VRDN)
1.200%, 04/01/31	2,600	2,600

Kansas — 0.6%
Burlington (VRDO) Series C-1
1.610%, 12/11/08	900	900
Burlington (VRDO) Series C-2
1.610%, 12/11/08	2,600	2,600
Newton Economic Development Authority, Newton Surgery Center Project (RB) Series A (LOC - Bank of America) (VRDN)
0.950%, 10/01/22	3,100	3,100

		6,600

Kentucky — 0.3%
Shelby County (RB) Series A (LOC - U.S. Bank) (VRDN)
0.800%, 09/01/34	3,300	3,300

Louisiana — 0.5%
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
0.900%, 07/01/18	5,000	5,000

Maryland — 1.8%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.950%, 08/01/16	8,790	8,790
Maryland State Economic Development, Associated Catholic Charities (RB) (LOC - PNC Bank) (VRDN)
0.780%, 10/01/29	1,605	1,605
Maryland State Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.450%, 02/15/43	3,000	3,000
Maryland State Health and Higher Educational Facilities Authority, Bishop McNamara High School Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 07/01/32	3,900	3,900
Maryland State Health and Higher Educational Facilities Authority, Roman Catholic Archbishop of Baltimore (RB) (LOC - PNC Bank) (VRDN)
0.780%, 07/01/37	1,590	1,590

		18,885

Massachusetts — 6.4%
Massachusetts State (RAN) (GO) Series B
4.000%, 04/30/09	5,000	5,036

23

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Massachusetts — continued
Massachusetts State Health & Educational Facilities Authority, Amherst College (RB) Series H (VRDN)
2.850%, 11/01/33	$3,625	$3,625
Massachusetts State Health & Educational Facilities Authority, Essex Museum (RB) (LOC—Bank of America) (VRDN)
0.880%, 07/01/33	14,625	14,625
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series BB (VRDN)
0.400%, 02/01/34	14,500	14,500
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series L (VRDN)
0.500%, 01/01/24	15,990	15,990
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series R (LOC—GO of Institution) (VRDN)
0.500%, 11/01/49	1,300	1,300
Massachusetts Water Resources Authority (RB) Series A2 (LOC—State Street Bank & Trust) (TECP)
0.950%, 01/07/09	12,000	12,000

		67,076

Michigan — 1.1%
Michigan Public Educational Facilities Authority (RN) Series A-1 (LOC—RBS Citizens)
3.000%, 06/22/09	1,615	1,625
Michigan Strategic Fund, YMCA of Metropolitan Detroit Project (RB) (LOC—Bank One) (VRDN)
1.110%, 11/01/33	2,005	2,005
University of Michigan (RB) Series A (VRDN)
1.350%, 12/01/19	2,300	2,300
University of Michigan (RB) Series A-2 (VRDN)
1.350%, 12/01/24	5,350	5,350

		11,280

Minnesota — 0.9%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN)
0.810%, 11/01/29	1,400	1,400
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Six-D (VRDN)
0.650%, 04/01/35	8,000	8,000

		9,400

Mississippi — 1.0%
Mississippi Business Finance Corporation, Chevron USA Project (RB) Series A (VRDN)
0.900%, 12/01/30	4,000	4,000
Mississippi Business Finance Corporation, Chevron USA Project (RB) Series E (VRDN)
0.950%, 12/01/30	7,000	7,000

		11,000

Missouri — 3.6%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A (VRDN)
0.800%, 12/01/33	7,125	7,125
0.850%, 12/01/37	9,000	9,000
Missouri State Health & Educational Facilities Authority, St. Louis University Project (RB) Series A-2 (LOC—Wells Fargo Bank) (VRDN)
0.800%, 10/01/35	1,100	1,100
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (LOC—GO of Institution) (VRDN)
1.100%, 09/01/30	3,100	3,100
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (VRDN)
1.500%, 02/15/34	3,300	3,300
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series B (VRDN)
1.600%, 02/15/34	12,800	12,800
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series D (VRDN)
1.100%, 09/01/30	1,300	1,300

		37,725

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
0.950%, 12/01/15	1,020	1,020

New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) (VRDN)
0.700%, 06/01/23	9,845	9,845

New York — 1.3%
New York City (GO) Series F-5 (LOC—Bayerische Landesbank) (VRDN)
0.730%, 02/15/16	10,000	10,000
New York City Capital Resource, Loan Enhanced Assistance Program (RB) Series A (LOC—Bank of America) (VRDN)
0.850%, 03/01/38	4,000	4,000

		14,000

North Carolina — 5.2%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC—Branch Banking & Trust) (VRDN)
0.950%, 02/01/23	1,955	1,955
Mecklenburg County (GO) Series C (VRDN)
1.150%, 02/01/17	10,950	10,950
North Carolina Capital Facilities Finance Agency, Elon College (RB) Series A (LOC—Bank of America) (VRDN)
0.950%, 01/01/14	3,405	3,405

24

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.850%, 01/01/20	$5,965	$5,965
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
1.200%, 06/01/18	700	700
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.930%, 12/01/20	9,175	9,175
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
0.950%, 09/01/21	1,300	1,300
University of North Carolina (RB) Series B (VRDN)
0.400%, 12/01/25	2,880	2,880
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.950%, 12/01/25	12,120	12,120
Wake County (GO)
5.000%, 03/01/09	1,100	1,109
Wake County (GO) Series A (VRDN)
1.000%, 04/01/19	2,100	2,100
Wake County (GO) Series B (VRDN)
0.850%, 03/01/24	3,300	3,300

		54,959

Ohio — 10.4%
Amberley Village (BAN) (GO)
3.625%, 10/08/09	6,000	6,019
Butler County (BAN) (GO)
2.250%, 08/06/09	3,500	3,512
Clark County (BAN) (GO)
2.000%, 05/06/09	1,275	1,276
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Series B1 (VRDN)
0.800%, 01/01/39	1,300	1,300
Dublin City School District (BAN) (GO)
3.375%, 10/15/09	3,100	3,112
Evendale, Evendale Commons Project (TIB) (RN) (LOC - Fifth Third Bank)
3.250%, 05/14/09	4,260	4,274
Fairfield Township (BAN) (GO)
2.750%, 06/10/09	3,225	3,238
Hilliard School District, Wastewater System (BAN) (GO)
2.250%, 07/01/09	3,500	3,505
Lakewood (BAN)
2.125%, 04/16/09	3,750	3,754
Logan County (BAN) (GO) Series B
2.625%, 12/18/08	4,750	4,751
Marysville (BAN) (GO)
3.500%, 01/23/09	1,805	1,806
2.500%, 06/03/09	5,985	6,000
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
2.750%, 09/10/09	5,075	5,094
Marysville Exempt Village School District (BAN) (GO)
2.875%, 05/21/09	545	547
Mason City School District (BAN)
2.750%, 02/05/09	3,000	3,004
Mayfield Heights (BAN) (GO)
2.500%, 08/20/09	3,600	3,618
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
0.780%, 04/01/37	11,000	11,000
North Ridgeville (BAN) (GO) Series 1
2.500%, 12/04/08	4,000	4,000
Ohio State (GO) Series B (VRDN)
0.450%, 08/01/17	1,325	1,325
0.400%, 08/01/21	9,100	9,100
0.400%, 03/15/25	5,650	5,650
Ohio State University (VRDO) Series 03-C
1.000%, 01/06/09	5,500	5,500
Orrville (BAN) (GO)
2.375%, 06/30/09	3,570	3,575
Perrysburg (BAN) (GO)
2.125%, 05/21/09	2,250	2,252
Trenton (BAN) (GO)
2.500%, 03/12/09	2,385	2,385
University of Cincinnati (BAN) (RB) Series A
3.250%, 01/14/09	5,750	5,754
West Chester Township (BAN) (GO)
2.500%, 05/07/09	2,610	2,618
2.500%, 05/07/09	1,010	1,013

		108,982

Oregon — 1.8%
Oregon State (GO) Series 73-F (VRDN)
0.400%, 12/01/17	8,500	8,500
Yamhill County, George Fox University Project (RB) Series A (LOC - Bank of America) (VRDN)
0.950%, 10/01/35	9,955	9,955

		18,455

Pennsylvania — 14.9%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.650%, 12/01/37	15,600	15,600
Allegheny County Hospital Development Authority, Children’s Home of Pittsburgh Project (RB) Series B (LOC - PNC Bank) (VRDN)
0.780%, 06/01/35	1,600	1,600
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.750%, 03/01/18	300	300
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,575	2,575

25

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.800%, 12/01/31	$4,240	$4,240
0.800%, 12/01/31	2,360	2,360
0.800%, 12/01/31	3,060	3,060
0.800%, 12/01/31	3,170	3,170
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/19	5,300	5,300
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/20	11,400	11,400
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
1.100%, 12/01/20	13,100	13,100
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 11/01/23	3,200	3,200
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
0.650%, 11/15/32	1,000	1,000
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 09/15/31	3,000	3,000
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
0.780%, 11/01/37	5,000	5,000
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
1.400%, 12/01/20	1,600	1,600
Pennsylvania State (GO) First Series
5.250%, 02/01/09	8,465	8,512
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
1.000%, 12/01/22	9,400	9,400
0.850%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.900%, 12/01/38	8,175	8,175
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
1.050%, 06/01/27	5,000	5,000
1.050%, 06/01/28	2,490	2,490
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
1.000%, 12/01/19	10,300	10,300
Pennsylvania State University (RB) Series A (VRDN)
0.780%, 04/01/31	500	500
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
1.850%, 12/01/14	1,765	1,765
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.800%, 11/01/31	100	100
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
1.050%, 03/01/27	5,500	5,500
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
1.020%, 11/01/32	2,400	2,400
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.750%, 07/01/22	500	500
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
0.750%, 02/15/14	1,100	1,100
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
0.750%, 07/01/25	2,000	2,000
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.150%, 09/15/14	500	500
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.150%, 09/15/23	4,800	4,800
3.150%, 09/15/28	4,000	4,000
0.950%, 09/15/29	960	960
3.150%, 09/15/40	9,600	9,600

		156,807

South Carolina — 0.5%
South Carolina Public Service Authority (TECP)
1.250%, 01/14/09	5,500	5,500

Tennessee — 5.2%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
1.000%, 01/01/19	5,575	5,575
Blount County Public Building Authority (RB) Series E-2-A (LOC - SunTrust Bank) (VRDN)
0.900%, 06/01/31	12,300	12,300
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.450%, 05/01/39	9,440	9,440
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
0.900%, 11/01/35	480	480
County of Shelby (GO) Series C (VRDN)
1.000%, 12/01/31	5,250	5,250

26

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Tennessee — continued
Montgomery County Public Building Authority Pooled Financing, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
0.950%, 03/01/25	$6,840	$6,840
0.900%, 04/01/32	15,000	15,000

		54,885

Texas — 8.2%
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
2.200%, 08/15/21	10,100	10,100
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
1.850%, 06/01/25	4,000	4,000
Harris County Cultural Education Facilities Finance Corporation, Texas Medical Center (RB) Subseries B-1 (LOC - JPMorgan Chase) (VRDN)
0.850%, 09/01/31	2,000	2,000
Houston Higher Education Finance Corporation, Rice University Project (RB) Series A (VRDN)
1.150%, 05/15/48	15,700	15,700
Houston Independent School District (GO) (PSF-GTD) (VRDN)
1.850%, 06/15/31	4,905	4,905
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project (RB) Series A (VRDN)
1.350%, 11/01/29	10,700	10,700
Northside Independent School District (GO) Series A (PSF-GTD) (VRDN)
2.000%, 08/01/33	8,830	8,830
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
1.000%, 03/01/30	7,700	7,700
0.950%, 03/15/35	20,000	20,000
San Antonio Educational Facilities Corporation, Trinity University (RB) (VRDN)
0.850%, 06/01/33	2,500	2,500

		86,435

Utah — 0.1%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	1,000	1,024

Virginia — 3.1%
Fairfax County (GO) Series A (State Aid Withholding)
5.000%, 04/01/09	5,000	5,057
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN)
0.650%, 02/15/38	15,800	15,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.450%, 02/15/38	3,100	3,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.450%, 02/15/38	1,100	1,100
University of Virginia (RB) Series A (VRDN)
0.400%, 06/01/34	7,850	7,850

		32,907

Washington — 1.7%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN)
0.970%, 06/01/19##	11,100	11,100
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
0.850%, 01/01/32	4,600	4,600
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
0.850%, 10/01/29	2,550	2,550

		18,250

West Virginia — 0.4%
The County Commission of Brooke County, Bethany College Project (RB) (LOC - PNC Bank) (VRDN)
0.780%, 12/01/37	4,050	4,050

Wisconsin — 2.7%
Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - Firstar Bank) (VRDN)
0.950%, 07/01/14	1,845	1,845
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.900%, 12/01/36	16,600	16,600
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.810%, 08/15/36	10,000	10,000

		28,445

Wyoming — 1.0%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
2.700%, 11/01/14	3,800	3,800
Uinta County, Amoco Project (RB) (VRDN)
1.300%, 07/01/26	6,600	6,600

		10,400

Total Municipal Securities (Cost $1,007,115)		1,007,115

27

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.1%
BlackRock Liquidity Funds MuniFund (Cost $32,723)	32,723,398	$32,723

TOTAL INVESTMENTS — 98.9% (Cost $1,039,838)*		1,039,838

Other Assets & Liabilities — 1.1%
Dividends Payable
Class I		(660)
Class A		(13)
Investment Advisory Fees Payable		(128)
12b-1 Fees Payable
Class I		(52)
Class A		(9)
Administration Fees Payable		(54)
Custody Fees Payable		(8)
Shareholder Service Fees Payable
Class A		(17)
Trustees’ Fees Payable		(20)
Payable for Investments Purchased		(6,300)
Payable for Shares of Beneficial Interest Redeemed		(741)
Other		19,628

Total Other Assets & Liabilities		11,626

TOTAL NET ASSETS — 100.0%		$1,051,464

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$1,051,490
Accumulated Net Realized Loss on Investments		(26)

Total Net Assets		$1,051,464

Net Asset Value, Offering and Redemption Price Per Share — Class I ($883,197,518 ÷ 883,243,854 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($168,266,328 ÷ 168,265,348 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN — Bond Anticipation Note

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

PSF-GTD — Public School Fund—Guaranteed

RB — Revenue Bond

RAN — Revenue Anticipation Note

RN — Revenue Note

SLGS — State and Local Government Series

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

28

Allegiant Treasury Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.2%
U.S. Treasury Bills† — 92.4%
0.064%, 12/04/08	$40,000	$40,000
0.527%, 12/04/08	30,000	29,999
1.092%, 12/04/08	25,000	24,998
1.160%, 12/04/08	20,000	19,998
1.659%, 12/04/08	13,000	12,998
1.668%, 12/04/08	20,000	19,997
1.698%, 12/04/08	10,000	9,999
0.057%, 12/11/08	70,000	69,999
0.155%, 12/11/08	15,000	14,999
0.569%, 12/11/08	30,000	29,995
1.653%, 12/11/08	25,000	24,989
1.800%, 12/11/08	10,000	9,995
0.060%, 12/18/08	45,000	44,999
0.359%, 12/18/08	35,000	34,994
0.504%, 12/18/08	10,000	9,998
1.760%, 12/18/08	30,000	29,975
0.016%, 12/26/08	35,000	35,000
0.219%, 12/26/08	30,000	29,995
1.711%, 12/26/08	15,000	14,982
1.722%, 12/26/08	10,000	9,988
1.775%, 12/26/08	20,000	19,975
0.412%, 01/02/09	30,000	29,989
0.522%, 01/02/09	100,000	99,954
0.749%, 01/02/09	15,000	14,990
0.010%, 01/08/09	50,000	50,000
1.013%, 01/08/09	10,000	9,989
1.599%, 01/08/09	25,000	24,958
0.004%, 01/15/09	50,000	50,000
1.200%, 01/15/09	40,000	39,940
1.710%, 01/15/09	10,000	9,979
0.319%, 01/22/09	25,000	24,988
0.327%, 02/05/09	25,000	24,985
1.814%, 02/12/09	20,000	19,926
0.232%, 02/19/09	30,000	29,985
0.880%, 02/19/09	30,000	29,941
1.766%, 02/26/09	14,000	13,940
0.569%, 03/05/09	25,000	24,963
0.860%, 04/02/09	40,000	39,883
0.516%, 04/29/09	30,000	29,935
0.667%, 04/29/09	10,000	9,972
0.827%, 04/29/09	15,000	14,949
0.350%, 05/14/09	25,000	24,960
0.701%, 05/15/09	30,000	29,903
0.969%, 06/04/09	10,000	9,950
1.004%, 06/04/09	15,000	14,923
1.094%, 07/02/09	10,000	9,935

		1,220,809

U.S. Treasury Note — 3.8%
3.000%, 02/15/09	50,000	50,297

Total U.S. Treasury Obligations (Cost $1,271,106)		1,271,106

	Number of Shares
MONEY MARKET FUND — 2.6%
BlackRock Treasury Trust Fund (Cost $33,991)	33,990,870	33,991

TOTAL INVESTMENTS — 98.8% (Cost $1,305,097)*		1,305,097

Other Assets & Liabilities — 1.2%
Dividends Payable
Class I		(292)
Class A		(78)
Investment Advisory Fees Payable		(271)
12b-1 Fees Payable
Class I		(43)
Class A		(29)
Administration Fees Payable		(66)
Custody Fees Payable		(9)
Shareholder Service Fees Payable
Class A		(55)
Trustees’ Fees Payable		(1)
Payable for Shares of Beneficial Interest Redeemed		(824)
Other		17,968

Total Other Assets & Liabilities		16,300

TOTAL NET ASSETS — 100.0%		$1,321,397

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$1,321,541
Undistributed Net Investment Income		2
Accumulated Net Realized Loss on Investments		(146)

Total Net Assets		$1,321,397

Net Asset Value, Offering and Redemption Price Per Share — Class I ($790,579,411 ÷ 790,724,281 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($530,817,702 ÷ 530,824,645 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Financial Statements.

29

Allegiant Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2008 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Interest	$11,365	$38,744
Income from affiliate(1)	—	440

Total Investment Income	11,365	39,184

Expenses:
Investment advisory fees	1,462	4,470
Administration fees	316	956
12b-1 fees:
Class I	88	287
Class A	43	103
Class B	—	3
Class C	—	1
Shareholder services fees:
Class A	429	1,033
Class B	—	1
Transfer agent fees	52	179
Custodian fees	23	63
Professional fees	45	134
Pricing service fees	1	1
Printing and shareholder reports	12	43
Registration and filing fees	21	38
Trustees’ fees	30	98
Miscellaneous	80	268

Total Expenses	2,602	7,678

Less:
Waiver of investment advisory fees	(163)	(537)

Net Expenses	2,439	7,141

Net Investment Income	8,926	32,043

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments Sold	—	—

Net Increase in Net Assets Resulting from Operations	$8,926	$32,043

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

30

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund
$5,873	$2,388	$11,146	$5,621
—	—	—	—

5,873	2,388	11,146	5,621

524	215	994	1,246
160	66	302	274

54	18	105	76
12	8	20	47
—	—	—	—
—	—	—	—

122	85	204	415
—	—	—	—
25	11	48	23
14	7	24	19
24	11	41	26
2	6	4	—
6	3	11	6
10	10	22	18
15	6	28	15
42	20	84	4

1,010	466	1,887	2,169

(131)	(54)	(248)	(113)

879	412	1,639	2,056

4,994	1,976	9,507	3,565

—	—	1	(5)

$4,994	$1,976	$9,508	$3,560

31

Allegiant Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
Investment Activities:
Net investment income	$8,926	$33,040	$32,043	$136,738
Net realized gain (loss) on investments sold	—	(25)	—	—
Net increase from payment by affiliate(1)	—	163	—	407

Net increase in net assets resulting from operations	8,926	33,178	32,043	137,145

Dividends to Shareholders:
Dividends from net investment income:
Class I	(6,232)	(20,776)	(24,238)	(102,226)
Class A	(2,673)	(12,448)	(7,660)	(35,035)
Class B	—	—	(4)	(18)
Class C	—	—	(1)	(6)

Total dividends	(8,905)	(33,224)	(31,903)	(137,285)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	928,973	1,461,271	1,233,924	3,224,606
Class A	687,267	1,301,177	1,527,902	3,901,678
Class B	—	—	548	359
Class C	—	—	119	377
Reinvestment of dividends:
Class I	586	1,392	148	910
Class A	681	2,869	3,327	12,413
Class B	—	—	4	17
Class C	—	—	1	6

Total proceeds from shares issued and reinvested	1,617,507	2,766,709	2,765,973	7,140,366

Value of shares redeemed:
Class I	(790,664)	(1,250,975)	(1,454,835)	(3,095,153)
Class A	(739,627)	(1,237,379)	(1,671,327)	(3,931,659)
Class B	—	—	(351)	(286)
Class C	—	—	(54)	(381)

Total value of shares redeemed	(1,530,291)	(2,488,354)	(3,126,567)	(7,027,479)

Increase (decrease) in net assets from share transactions	87,216	278,355	(360,594)	112,887

Total increase (decrease) in net assets	87,237	278,309	(360,454)	112,747

Net Assets:
Beginning of period	1,082,430	804,121	3,417,008	3,304,261

End of period*	$1,169,667	$1,082,430	$3,056,554	$3,417,008

* Including undistributed (distributions in excess of ) net investment income	$—	$(21)	$(1)	$(141)

(1)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008	For the Six Months Ended November 30, 2008	For the Year Ended May 31, 2008
$4,994	$12,944	$1,976	$5,192	$9,507	$26,163	$3,565	$8,294
—	—	—	—	1	—	(5)	(127)
—	40	—	19	—	77	—	39

4,994	12,984	1,976	5,211	9,508	26,240	3,560	8,206

(4,159)	(9,973)	(1,415)	(3,422)	(8,164)	(20,666)	(2,616)	(7,886)
(835)	(3,011)	(564)	(1,789)	(1,343)	(5,574)	(949)	(443)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(4,994)	(12,984)	(1,979)	(5,211)	(9,507)	(26,240)	(3,565)	(8,329)

505,062	1,154,629	162,872	343,688	747,867	1,725,160	1,388,676	1,434,201
103,840	258,444	116,427	270,516	273,043	870,768	1,016,393	212,480
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
136	603	5	3	311	675	84	85
823	2,987	305	949	1,227	4,780	279	322
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

609,861	1,416,663	279,609	615,156	1,022,448	2,601,383	2,405,432	1,647,088

(394,127)	(1,087,139)	(159,846)	(302,646)	(649,486)	(1,487,452)	(1,018,080)	(1,185,919)
(136,893)	(238,157)	(128,983)	(257,080)	(280,193)	(903,308)	(566,890)	(139,648)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(531,020)	(1,325,296)	(288,829)	(559,726)	(929,679)	(2,390,760)	(1,584,970)	(1,325,567)

78,841	91,367	(9,220)	55,430	92,769	210,623	820,462	321,521

78,841	91,367	(9,223)	55,430	92,770	210,623	820,457	321,398

474,616	383,249	217,063	161,633	958,694	748,071	500,940	179,542

$553,457	$474,616	$207,840	$217,063	$1,051,464	$958,694	$1,321,397	$500,940

$—	$—	$(3)	$—	$—	$—	$2	$2

33

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2008, the Trust offered for sale shares of 31 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A Shares are sold without a sales charge; Class B and Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity Funds and the Fixed Income and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No such investments held at November 30, 2008 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

34

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The adoption of Statement 157 did not have any material effect on the amounts reported in the Funds’ financial statements.

The market value table below illustrates the valuation hierarchy of the Funds’ securities as of November 30, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Government Money Market Fund	$20,388	$1,168,393	$—	$1,188,781
Money Market Fund	45,177	2,994,732	—	3,039,909
Ohio Municipal Money Market Fund	17,222	543,285	—	560,507
Pennsylvania Tax Exempt Money Market Fund	3,890	202,412	—	206,302
Tax Exempt Money Market Fund	32,723	1,007,115	—	1,039,838
Treasury Money Market Fund	33,991	1,271,106	—	1,305,097

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of average net assets; however, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or even allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Money Market Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Money Market Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

35

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

Repurchase Agreements

Each Fund (other than the Treasury Money Market Fund) may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from financial institutions, such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with a value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may purchase or sell securities on a delayed delivery basis. These transactions (principally in municipal securities referred to as COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Money Market Funds pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers may be voluntary or contractual and, in the case of voluntary waivers, may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the period October 1, 2008 to November 30, 2008.

	Annual Rate	Fee Waiver
Government Money Market Fund	0.25%	0.00%
Money Market Fund	0.25%	0.00%
Ohio Municipal Money Market Fund	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund	0.20%	0.05%
Tax Exempt Money Market Fund	0.20%	0.05%
Treasury Money Market Fund	0.25%	0.00%

The Advisory Agreements for the Funds listed below were amended effective October 1, 2008. Prior to this, the advisory fees and waivers accrued during the period June 1, 2008 to September 30, 2008, based upon each Fund’s daily net assets, were as follows:

	Annual Rate	Fee Waiver
Government Money Market Fund	0.30%	0.05%
Money Market Fund	0.30%	0.05%
Treasury Money Market Fund	0.30%	0.05%

36

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, based on each Class’ average daily net assets.

	Annual Rate
	Class A	Class B	Class C
Government Money Market Fund	0.25%	N/A	N/A
Money Market Fund	0.25%	0.25%	0.25%
Ohio Municipal Money Market Fund	0.25%	N/A	N/A
Pennsylvania Tax Exempt Money Market Fund	0.25%	N/A	N/A
Tax Exempt Money Market Fund	0.25%	0.25%	N/A
Treasury Money Market Fund	0.25%	N/A	N/A

Custodian Fees

PFPC Trust Co., an affiliate of PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction-based charges and is reimbursed for out-of-pocket expenses. One of the officers of PNC is Assistant Treasurer of the Trust and Advantage. Another officer of PNC is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. For the period June 1, 2008 through July 31, 2008, the 12b-1 fee accrual rate was 0.015% per annum of the average daily net assets of Class I and Class A Shares. Effective August 1, 2008, the 12b-1 fee accrual rate was increased to 0.030% per annum of the average daily net assets of Class I and Class A Shares. The Trust also has adopted separate compensation plans under Rule 12b-1 with respect to Class B Shares of the Money Market and Tax Exempt Money Market Funds and Class C Shares of the Money Market Fund, pursuant to which the Money Market and Tax Exempt Money Market Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares, as applicable.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

37

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

Administration Fees

The Trust, PNC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Restated Co-Administration and Accounting Services Agreement, pursuant to which PNC and NCB agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For their services as Co-Administrators during the six months ended November 30, 2008, approximately 0.0276% was allocated to PNC and approximately 0.0324% was allocated to NCB.

Transfer Agent

PNC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PNC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2008, PNC received $1,148,674 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Money Market Funds paid $325,709 to PNC.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2008 include legal fees of $247,320 paid to Drinker Biddle & Reath LLP. Of this amount, the Money Market Funds paid $139,292 to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Money Market Fund

Pursuant to SEC rules, the Money Market Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the Money Market Funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Federal Income Taxes

Each of the Money Market Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation and distribution payables, where applicable.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2008, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2012		2013		2014	2015	2016	Total
Government Money Market Fund	$—	$18	$3		$—		$7	$4	$36	$68
Money Market Fund	1,747	—	—		—		—	22	34	1,803
Ohio Municipal Money Market Fund	—	—	—	*	—		—	—	—	—	*
Pennsylvania Tax Exempt Money Market Fund	40	—	—		—	*	—	—	—	40
Tax Exempt Money Market Fund	—	23	—		—		—	2	2	27
Treasury Money Market Fund	—	—	—		8		6	—	35	49
* Amount represents less than $500.

38

5. Market and Credit Risk

Each of the Money Market Funds may invest up to 10% of net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At November 30, 2008, the following percentages of the Fund’s net assets were insured by bond insurers.

Bond Insurer	Ohio Municipal Money Market	Pennsylvania Tax Exempt Money Market	Tax Exempt Money Market
AMBAC	—	—	—
FGIC	—	—	0.1%
FSA	—	—	0.1%
MBIA	—	0.2%	—
PSF-GTD	—	—	2.3%
Total	0.0%	0.2%	2.5%

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncements

In March 2008, FASB issued Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment to FASB Statement No. 133. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated the implications of FAS 161 and the adoption of FAS 161 will not have a material impact on the amounts reported in the Funds’ financial statements.

8. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Net Increase from Payment by Affiliate” in the Statement of Changes in Net Assets. The payment was allocated among the funds as recommended by the committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

39

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

9. Subsequent Events

Investment Adviser Transaction

On December 31, 2008, NCC was merged with and into The PNC Financial Services Group, Inc. (“PNC Group”), with PNC Group surviving the merger (the “Transaction”). As a result of the Transaction, the Adviser is now an indirect wholly-owned subsidiary of PNC Group. PNC, the Co-Administrator to the Funds, is a wholly-owned subsidiary of PNC Group.

The Transaction may be deemed to have resulted in a change in control of the Adviser, causing the Funds’ advisory agreements with the Adviser to automatically terminate. The Funds are currently being managed pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) with the Adviser that was approved by the Board of Trustees of the Trust on November 17, 2008. The Interim Advisory Agreement will remain in effect until the earlier of the effective date of a new advisory agreement with the Adviser that has been approved by shareholders of the Funds or May 31, 2009. On November 17, 2008, the Board of Trustees also approved a new advisory agreement with the Adviser (the “New Advisory Agreement”) that will be submitted to shareholders of the Funds for approval at a meeting to be scheduled by the Board of Trustees (the “Meeting”). At the Meeting, shareholders of the Funds will also be asked to ratify the Interim Advisory Agreement.

U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On October 8, 2008, the Board of Trustees of the Allegiant Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) and any extensions of the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund’s market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by investors after the close of business on September 19, 2008 are eligible for protection under the Program only to the extent that such purchases replace prior covered shares. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund. The initial term of the Program expired on December 18, 2008. The current term of the Program is set to expire on April 30, 2009. The U.S. Department of the Treasury may extend the Program beyond its current term through the close of business on September 18, 2009, although there is no guarantee that it will do so. As a participant in the Program, each Fund has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009, respectively, based on the number of the Fund’s shares outstanding as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds.

Allegiant Treasury Money Market Fund Soft Close to New Investors

Effective immediately after net asset valuation on Monday, December 1, 2008, the Allegiant Treasury Money Market Fund (the “Fund”) will not accept additional investments until further notice with the following exceptions:

•	Existing shareholders of the Fund may add to their accounts, including through reinvestment of distributions, Planned Investment Program and Systematic Exchange Program.

•	Financial intermediaries who currently have clients invested in the Fund may add to existing accounts.

•	Participants in retirement plans which utilize the Fund as an investment option on December 1, 2008 may continue to do so.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing opening policy at any time and to reject any investment for any reason.

40

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

August Meeting

On August 18, 2008, the Trust’s Board of Trustees, including all of the independent Trustees, met (the “August Meeting”) and approved the continuation of the Advisory Agreements for the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory Agreements, Prospectuses and Statements of Additional Information.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks or peer groups. The Trustees concluded that the continuation of the Agreements was not inconsistent with the Trustees’ belief that investment performance of specific funds could be improved. The Trustees discussed with the Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

41

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund, noting that the Adviser intended to reduce the contractual advisory fee with respect to certain of the Funds effective October 1, 2008. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds. In addition, an independent consultant, Cedarwood Associates, presented a report on the process used by the Funds for the annual approval of the advisory contracts. The report focused specifically on the peer group selection process and the Funds’ expense data.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

November Meeting

On November 17, 2008, in anticipation of the Transaction, the Trust’s Board of Trustees, including all of the independent Trustees, reviewed information about the Transaction and its potential impact on the Funds and considered the terms of the Interim and New Advisory Agreements. The Trustees and independent counsel had an opportunity to review the information provided in advance of the meeting by the Adviser and PNC Group, including the contract renewal update that refreshed the information presented to the Trustees at the August Meeting in connection with the Board’s annual evaluation and approval of the continuance of the advisory agreements in effect prior to the Transaction (the “Previous Advisory Agreements”) pursuant to the requirements of Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). This information also included materials that provided detailed information from the Adviser about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel in advance of the meeting, information about PNC Group and memoranda outlining the legal duties of the Board. The Trustees also discussed the structure of the Transaction with representatives of NCC, the Adviser and PNC Group, and in executive session with their counsel.

The Trustees considered this new information carefully in conjunction with the detailed information provided to them by the Adviser with respect to the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In evaluating the Interim and New Advisory Agreements, the Board conducted a review that was specifically focused upon the approval of the Agreements, and relied upon the Board’s knowledge of the Adviser, its services and the Funds, resulting from its meetings throughout the year.

42

The Nature, Extent and Quality of the Services to be Provided by the Adviser

The Board considered information it believed necessary to assess the stability of the Adviser as a result of the Transaction, and to assess the ongoing nature and quality of services to be provided to the Funds by the Adviser following the closing of the Transaction. The Trustees reviewed the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. In this regard, the Trustees considered information about how the Adviser’s management and operations would be structured following the Transaction including in particular how the Transaction might affect the Adviser’s performance or its delivery of services under the Interim and New Advisory Agreements. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel, which is important when considering the stability of the Adviser.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. They received information describing how the Transaction is expected to affect the Adviser’s business, including the departure or hiring of key personnel. The Trustees reviewed the Adviser’s actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from PNC Group) and information as to the Adviser’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

Based on their review of the materials provided and the assurances they received from the Adviser, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention, justified concluding that the Transaction was not expected to adversely affect the nature and quality of services provided by the Adviser under the Interim and New Advisory Agreements. The Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Funds following the closing of the Transaction as the Adviser has historically provided the Funds.

The Investment Performance of the Funds and the Adviser

In considering the investment performance of the Funds, the Board took note of its comprehensive review of the Funds’ performance during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered that investment performance for some Funds was satisfactory or better and that the Adviser had implemented or undertaken to implement steps to address investment performance in other Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Funds supported approval of the Interim and New Advisory Agreements.

The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds

The Board took note of its comprehensive review of the Adviser’s profitability during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. Based on the Board’s review of the materials provided and the assurances they received from the Adviser, the Board determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to materially increase as a result of the Transaction. The Trustees also reviewed information provided to them by the Adviser that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements and the Adviser’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Adviser’s profitability would depend on many assumptions as to the Adviser’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser’s future profitability in determining whether to approve the Interim and New Advisory Agreements.

43

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Extent to which Economies of Scale may be Realized as the Funds Grow and whether Fee Levels would Reflect Economies of Scale

In considering economies of scale with respect to the Funds, the Board took note of its comprehensive review of economies of scale during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Funds’ advisory fees) in an overall effort to reduce the Funds’ total operating expenses. The Board considered the Adviser’s representation that it will seek to share economies of scale with the Funds’ shareholders through appropriate mechanisms in the future. Based on all of the above, the Board concluded that the Adviser’s efforts in this regard supported approving the Interim and New Advisory Agreements.

A Comparison of Fee Levels of the Funds with those of Comparable Funds

In considering the advisory fees applicable to the Funds compared to those of comparable funds, the Board took note of its comprehensive review of the Funds’ fee levels, including comparative fee information for peer funds, during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered each Fund’s advisory fees and total expenses as they compared to those of comparable funds in the case of the advisory fee comparisons and to the funds included in the “Mutual Fund Expense Comparison” material prepared by the Adviser. The Board also considered each Fund’s total operating expense ratio. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of each Fund’s peer group. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds.

The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees or other fees applicable to the Funds payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of each of the Funds should not preclude approval of the Interim and New Advisory Agreements.

Benefits Derived or to be Derived by the Adviser from the Relationship with the Funds

In considering the benefits derived or to be derived by the Adviser from the relationship with the Funds, the Board took note of its comprehensive review of the Adviser’s relationship with the Funds during the August Meeting at which the Board approved the continuance of the Previous Advisory Agreements pursuant to the 1940 Act. In this regard, the Board considered the Adviser’s representation that, beyond the fees earned by the Adviser and its affiliates for providing services to the Funds, the Adviser may benefit from its relationship with the Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Funds as a positive attribute. The Board also considered the Adviser’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Adviser believes that soft dollars should be used for the benefit of clients to the maximum extent possible. The Board concluded that such benefits were difficult to quantify and indicated that they would continue to evaluate them going forward. Based on this information, the Board concluded that these additional benefits should not preclude approval of the Interim and New Advisory Agreements.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the independent Trustees, unanimously approved the Interim and New Advisory Agreements and unanimously voted to recommend the Interim and New Advisory Agreements to shareholders for ratification and approval, as applicable.

44

Proxy Voting

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

45

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant

AllegiantFunds.com

The Discipline of Investing, a Commitment to Results

SA-001-1208

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allegiant Funds

By (Signature and Title)* /s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)

Date January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer (principal executive officer)

Date January 27, 2009

By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date January 27, 2009

*	Print the name and title of each signing officer under his or her signature.